MainStay VP Balanced Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 41.8% †
Asset-Backed Securities 3.8%
Automobile 0.4%
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2019-3A, Class A 2.36%, due 3/20/26	$500,000	$497,931
Series 2019-1A, Class A 3.45%, due 3/20/23	100,000	102,714
Mercedes Benz Auto Lease Trust Series 2019-A, Class A3 3.10%, due 11/15/21	150,000	151,570
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56%, due 11/25/31 (a)	750,000	766,590
		1,518,805
Other Asset-Backed Securities 3.4%
AIMCO CLO Series 2017-AA, Class A 3.85% (3 Month LIBOR + 1.26%), due 7/20/29 (a)(b)	250,000	250,037
Apidos CLO Series 2015-21A, Class A1R 3.53% (3 Month LIBOR + 0.93%), due 7/18/27 (a)(b)	400,000	400,244
Apidos CLO XXV Series 2016-25A, Class A1R 3.76% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(b)	400,000	399,383
ARES CLO, Ltd. Series 2016-41A, Class AR 3.778% (3 Month LIBOR + 1.20%), due 1/15/29 (a)(b)	350,000	349,890
Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 3.77% (3 Month LIBOR + 1.19%), due 4/17/26 (a)(b)	92,329	92,338
Bain Capital Credit CLO, Ltd. Series 2016-2A, Class AR 3.269% (3 Month LIBOR + 1.14%), due 1/15/29 (a)(b)	400,000	400,004
Benefit Street Partners CLO, Ltd. Series 2015-VIIA, Class A1AR 3.38% (3 Month LIBOR + 0.78%), due 7/18/27 (a)(b)	250,000	249,996
Benefit Street Partners CLO IV, Ltd. Series 2014-IVA, Class A1 3.84% (3 Month LIBOR + 1.25%), due 1/20/29 (a)(b)	300,000	300,046
Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 3.82% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(b)	750,000	749,503
Deutsche Bank Master Finance LLC Series 2019-1A, Class A2I 3.787%, due 5/20/49 (a)	548,625	564,974
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.082%, due 7/25/47 (a)	1,274,000	1,278,319
Dryden Senior Loan Fund Series 2018-71A, Class A 3.78% (3 Month LIBOR + 1.15%), due 1/15/29 (a)(b)	300,000	300,007
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	109,193	110,033
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	97,750	98,234
Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 3.60% (3 Month LIBOR + 1.00%), due 7/16/28 (a)(b)	250,000	250,000
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.54%, due 2/25/32 (a)	335,407	346,055
HPS Loan Management, Ltd. Series 2011-A17, Class A 3.994% (3 Month LIBOR + 1.26%), due 5/6/30 (a)(b)	850,000	850,027
Magnetite XVIII, Ltd. Series 2016-18A, Class AR 3.59% (3 Month LIBOR + 1.08%), due 11/15/28 (a)(b)	400,000	400,232
MVW Owner Trust Series 2019-1A, Class A 2.89%, due 11/20/36 (a)	233,490	237,710
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13%, due 2/15/68 (a)	300,000	308,124
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 3.91% (3 Month LIBOR + 1.32%), due 3/17/30 (a)(b)	350,000	350,863
Palmer Square CLO, Ltd. (a)(b)
Series 2014-1A, Class A1R2 3.433% (3 Month LIBOR + 1.13%), due 1/17/31	250,000	249,311
Series 2015-1A, Class A1R2 3.74% (3 Month LIBOR + 1.22%), due 5/21/29	500,000	499,832
Regatta VI Funding, Ltd. Series 2016-1A, Class AR 3.67% (3 Month LIBOR + 1.08%), due 7/20/28 (a)(b)	400,000	399,764
Sierra Receivables Funding Co. LLC Series 2019-1A, Class A 3.20%, due 1/20/36 (a)	148,193	150,179
SMB Private Education Loan Trust Series 2019-B, Class A2A 2.84%, due 6/15/37 (a)	500,000	507,847
SoFi Professional Loan Program LLC (a)
Series 2019-C, Class A2FX 2.37%, due 11/16/48	250,000	250,145
Series 2019-A, Class A1FX 3.18%, due 6/15/48	225,332	227,716
Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 3.86% (3 Month LIBOR + 1.28%), due 7/25/30 (a)(b)	450,000	449,992
Taco Bell Funding, LLC Series 2018-1A, Class A2I 4.318%, due 11/25/48 (a)	397,000	411,197
THL Credit Wind River CLO, Ltd. Series 2017-4A, Class A 3.66% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	250,000	249,240
TIAA CLO III, Ltd. Series 2017-2A, Class A 3.75% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	350,000	348,421
TICP CLO XIII, Ltd. Series 2019 13A, Class A 3.665% (3 Month LIBOR + 1.30%), due 7/15/32 (a)(b)	350,000	349,960
Treman Park CLO, Ltd. Series 2015-1A, Class ARR 3.66% (3 Month LIBOR + 1.07%), due 10/20/28 (a)(b)	260,000	260,355
Voya CLO, Ltd. Series 2019-1A, Class A 3.813% (3 Month LIBOR + 1.17%), due 4/15/29 (a)(b)	250,000	249,998
Westcott Park CLO, Ltd. Series 2016 1A, Class AR 3.68% (3 Month LIBOR + 1.21%), due 7/20/28 (a)(b)	400,000	400,373
		13,290,349
Total Asset-Backed Securities (Cost $14,719,730)		14,809,154

Corporate Bonds 16.3%
Aerospace & Defense 0.4%
BAE Systems PLC 4.75%, due 10/11/21 (a)	1,225,000	1,278,446
Boeing Co. 3.10%, due 5/1/26	240,000	251,399
		1,529,845
Auto Manufacturers 1.0%
Daimler Finance North America LLC 3.058% (3 Month LIBOR + 0.90%), due 2/15/22 (a)(b)	550,000	552,844
Ford Motor Credit Co. LLC
4.25%, due 9/20/22	820,000	839,529
5.875%, due 8/2/21	365,000	382,319
General Motors Financial Co., Inc. 4.35%, due 4/9/25	600,000	624,989
Volkswagen Group of America Finance LLC (a)
2.972% (3 Month LIBOR + 0.86%), due 9/24/21 (b)	275,000	275,449
3.20%, due 9/26/26	300,000	302,337
4.00%, due 11/12/21	925,000	955,960
		3,933,427
Banks 4.4%
Bank of America Corp. 4.45%, due 3/3/26	2,245,000	2,446,579
Bank of Montreal 2.768% (3 Month LIBOR + 0.63%), due 9/11/22 (b)	600,000	603,270
Citigroup, Inc. 4.60%, due 3/9/26	805,000	879,534
Credit Suisse Group A.G. 2.593%, due 9/11/25 (a)(c)	400,000	396,041
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	1,115,000	1,159,466
Fifth Third Bancorp 4.30%, due 1/16/24	875,000	938,545
Goldman Sachs Group, Inc.
2.905%, due 7/24/23 (c)	1,020,000	1,033,700
3.85%, due 1/26/27	550,000	583,204
HSBC Holdings PLC
2.782% (3 Month LIBOR + 0.65%), due 9/11/21 (b)	1,100,000	1,101,502
3.973%, due 5/22/30 (c)	250,000	266,923
Huntington Bancshares, Inc. 2.625%, due 8/6/24	1,250,000	1,262,122
JPMorgan Chase & Co. 3.875%, due 9/10/24	2,045,000	2,175,930
Lloyds Banking Group PLC 2.907%, due 11/7/23 (c)	430,000	430,831
Mizuho Financial Group, Inc. 2.977% (3 Month LIBOR + 0.85%), due 9/13/23 (b)	300,000	300,630
Morgan Stanley
2.72%, due 7/22/25 (c)	1,200,000	1,212,022
3.625%, due 1/20/27	300,000	317,653
4.35%, due 9/8/26	695,000	752,633
Santander UK PLC 3.40%, due 6/1/21	200,000	203,470
SunTrust Bank 2.714% (3 Month LIBOR + 0.59%), due 5/17/22 (b)	950,000	952,386
		17,016,441
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, due 4/13/28	400,000	441,153
4.75%, due 1/23/29	895,000	1,040,224
		1,481,377
Building Materials 0.5%
Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	1,000,000	1,057,112
Masco Corp. 4.45%, due 4/1/25	1,000,000	1,083,098
		2,140,210
Chemicals 0.1%
NewMarket Corp. 4.10%, due 12/15/22	475,000	494,292

Diversified Financial Services 0.4%
GE Capital International Funding Co. 3.373%, due 11/15/25	1,215,000	1,239,525
TD Ameritrade Holding Corp. 2.95%, due 4/1/22	350,000	358,832
		1,598,357
Electric 2.0%
Arizona Public Service Co. 2.20%, due 1/15/20	300,000	299,951
Commonwealth Edison Co. 3.10%, due 11/1/24	475,000	493,729
DTE Electric Co. 2.65%, due 6/15/22	450,000	455,832
Electricite de France S.A. 2.35%, due 10/13/20 (a)	1,775,000	1,779,691
Emera U.S. Finance, L.P. 2.70%, due 6/15/21	875,000	880,141
Entergy Arkansas LLC 3.70%, due 6/1/24	450,000	480,016
Entergy Corp. 4.00%, due 7/15/22	875,000	913,594
Evergy, Inc. 4.85%, due 6/1/21	330,000	341,333
Exelon Corp. 2.85%, due 6/15/20	500,000	502,091
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	600,000	647,287
NextEra Energy Capital Holdings, Inc. 3.25%, due 4/1/26	450,000	467,468
WEC Energy Group, Inc. 3.375%, due 6/15/21	400,000	408,676
		7,669,809
Food 0.3%
Conagra Brands, Inc. 4.85%, due 11/1/28	400,000	452,385
Ingredion, Inc. 4.625%, due 11/1/20	175,000	179,097
Kraft Heinz Foods Co. 3.00%, due 6/1/26	165,000	163,249
Tyson Foods, Inc. 4.00%, due 3/1/26	375,000	406,607
		1,201,338
Health Care - Products 0.4%
Becton Dickinson & Co. 2.894%, due 6/6/22	1,413,000	1,434,489
Iron & Steel 0.3%
Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	128,780
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	825,000	871,537
		1,000,317
Media 0.1%
Fox Corp. 4.709%, due 1/25/29 (a)	315,000	359,806
Miscellaneous - Manufacturing 0.1%
Parker-Hannifin Corp. 3.25%, due 6/14/29	300,000	312,537

Multi-National 0.3%
International Bank for Reconstruction & Development
2.00%, due 10/30/20	600,000	600,023
2.88%, due 5/15/24	650,000	651,297
		1,251,320
Oil & Gas 0.8%
Cenovus Energy, Inc. 4.25%, due 4/15/27	225,000	233,928
Helmerich & Payne, Inc. 4.65%, due 3/15/25	475,000	513,363
Nabors Industries, Inc. 5.00%, due 9/15/20	126,000	123,165
Occidental Petroleum Corp.
3.137% (3 Month LIBOR + 0.95%), due 2/8/21 (b)	375,000	377,403
4.85%, due 3/15/21	947,000	979,321
5.55%, due 3/15/26	800,000	902,294
Petroleos Mexicanos 5.35%, due 2/12/28 (d)	50,000	47,782
		3,177,256
Oil & Gas Services 0.3%
Schlumberger Holdings Corp. 3.75%, due 5/1/24 (a)	1,075,000	1,132,124

Packaging & Containers 0.2%
WRKCo, Inc. 3.75%, due 3/15/25	800,000	842,134

Pharmaceuticals 0.6%
Bayer U.S. Finance II LLC 3.875%, due 12/15/23 (a)	425,000	443,956
Bristol-Myers Squibb Co. 3.20%, due 6/15/26 (a)	725,000	760,608
Cigna Corp. 4.125%, due 11/15/25	1,140,000	1,224,012
		2,428,576
Pipelines 0.8%
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	1,000,000	1,069,514
Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	1,489,000	1,538,000
MPLX, L.P. 3.002% (3 Month LIBOR + 0.90%), due 9/9/21 (b)	400,000	401,328
Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	200,000	201,777
		3,210,619
Real Estate Investment Trusts 1.2%
American Campus Communities Operating Partnership, L.P. 3.30%, due 7/15/26	775,000	795,257
HCP, Inc. 3.25%, due 7/15/26	525,000	540,085
Highwoods Realty, L.P. 3.625%, due 1/15/23	1,175,000	1,216,415
Kimco Realty Corp. 2.70%, due 3/1/24	200,000	201,586
Realty Income Corp. 3.25%, due 10/15/22	550,000	567,572
SBA Tower Trust 2.836%, due 1/15/25 (a)	500,000	500,642
VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	785,000	869,454
		4,691,011
Retail 0.5%
CVS Health Corp.
3.25%, due 8/15/29	300,000	301,377
4.30%, due 3/25/28	1,150,000	1,243,535
Home Depot, Inc. 2.95%, due 6/15/29	350,000	367,303
		1,912,215
Software 0.6%
Fidelity National Information Services, Inc. 2.25%, due 8/15/21	1,275,000	1,276,766
Fiserv, Inc.
3.20%, due 7/1/26	350,000	362,213
4.20%, due 10/1/28	550,000	608,410
4.75%, due 6/15/21	225,000	234,280
		2,481,669
Telecommunications 0.5%
AT&T, Inc. 4.35%, due 3/1/29	675,000	745,530
Verizon Communications, Inc.
3.376%, due 2/15/25	156,000	164,559
4.016%, due 12/3/29	1,012,000	1,124,669
		2,034,758
Transportation 0.1%
United Parcel Service, Inc. 2.20%, due 9/1/24	300,000	301,022
Total Corporate Bonds (Cost $61,464,354)		63,634,949

Foreign Government Bonds 0.2%
Colombia 0.1%
Colombia Government International Bond 3.875%, due 4/25/27	220,000	233,313

Mexico 0.1%
United Mexican States 3.75%, due 1/11/28	300,000	309,150

Philippines 0.0% ‡
Philippine Government International Bond 3.00%, due 2/1/28	200,000	209,467

Poland 0.0% ‡
Republic of Poland Government International Bond 5.00%, due 3/23/22	50,000	53,643

Total Foreign Government Bonds (Cost $747,093)		805,573

Mortgage-Backed Securities 2.1%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.1%
Bank
Series 2017-BNK5, Class A2 2.987%, due 6/15/60	300,000	305,569
Series 2018-BN14, Class A2 4.128%, due 9/15/60	400,000	429,137
Benchmark Mortgage Trust
Series 2018-B1, Class A2 3.571%, due 1/15/51	200,000	207,670
Series 2018-B2, Class A2 3.662%, due 2/15/51	150,000	156,325
CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	600,000	612,237
CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	900,000	916,383
COLT Funding LLC Series 2019-4, Class A1 2.579%, due 11/25/49	500,000	499,996
Deutsche Bank JPMorgan Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	800,000	813,382
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
Series K090, Class A2 3.422%, due 2/25/29	300,000	330,323
Series K091, Class A2 3.505%, due 3/25/29	195,000	216,122
GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	200,000	203,062
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A2 2.936%, due 11/15/46	5,112	5,200
Series 2017-C33, Class A2 3.14%, due 5/15/50	1,000,000	1,023,383
Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	900,000	917,398
Seasoned Loans Structured Transaction Trust Series 2019-2, Class A2C 2.75%, due 9/25/29 (e)	900,000	915,469
UBS Commercial Mortgage Trust Series 2018-C8, Class A2 3.713%, due 2/15/51	500,000	522,634
Total Mortgage-Backed Securities (Cost $8,041,546)		8,074,290

U.S. Government & Federal Agencies 19.4%
Federal Home Loan Bank 1.7%
1.50%, due 8/15/24	375,000	372,973
1.70%, due 5/15/20	500,000	499,372
2.50%, due 12/10/27	1,050,000	1,091,453
3.00%, due 3/10/28	300,000	324,966
3.125%, due 9/12/25	800,000	865,263
3.25%, due 6/9/28	800,000	886,922
3.25%, due 11/16/28	2,375,000	2,646,693
		6,687,642
Federal Home Loan Mortgage Corporation 0.3%
2.05%, due 8/26/22	500,000	499,143
2.70%, due 4/8/22	400,000	400,051
2.89%, due 4/16/24	400,000	400,139
		1,299,333
Federal National Mortgage Association 0.5%
1.375%, due 9/6/22	1,300,000	1,290,778
1.75%, due 7/2/24	525,000	527,994
		1,818,772
United States Treasury Notes 16.9%
1.25%, due 8/31/24	450,000	443,689
1.375%, due 8/31/26	1,125,000	1,106,938
1.625%, due 8/15/29	4,795,000	4,772,898
1.75%, due 7/31/21	15,600,000	15,621,938
1.75%, due 7/15/22	7,900,000	7,931,168
1.75%, due 7/31/24	8,805,000	8,882,732
1.875%, due 9/30/22	300,000	302,660
2.125%, due 5/31/21	7,200,000	7,248,938
2.125%, due 5/31/26	2,100,000	2,166,773
2.25%, due 11/15/25	1,075,000	1,114,851
2.50%, due 2/15/22	10,875,000	11,094,624
2.75%, due 4/30/23	3,825,000	3,980,241
3.00%, due 9/30/25	1,200,000	1,295,156
		65,962,606
Total U.S. Government & Federal Agencies (Cost $74,775,544)		75,768,353
Total Long-Term Bonds (Cost $159,748,267)		163,092,319

	Shares
Common Stocks 54.0%
Aerospace & Defense 1.3%
Arconic, Inc.	12,373	321,698
Curtiss-Wright Corp.	6,317	817,230
General Dynamics Corp.	3,139	573,590
Hexcel Corp.	2,160	177,401
L3Harris Technologies, Inc.	2,349	490,095
Raytheon Co.	3,480	682,741
Spirit AeroSystems Holdings, Inc., Class A	8,453	695,175
Teledyne Technologies, Inc. (f)	1,651	531,606
Textron, Inc.	241	11,799
United Technologies Corp.	5,004	683,146
		4,984,481
Air Freight & Logistics 0.1%
FedEx Corp.	3,953	575,438

Airlines 0.6%
Delta Air Lines, Inc.	13,112	755,251
JetBlue Airways Corp. (f)	6,091	102,024
Southwest Airlines Co.	14,108	761,973
United Airlines Holdings, Inc. (f)	10,400	919,464
		2,538,712
Auto Components 0.1%
Lear Corp.	3,984	469,714

Automobiles 0.3%
Ford Motor Co.	64,153	587,642
General Motors Co.	15,742	590,010
		1,177,652
Banks 2.4%
Bank of America Corp.	25,980	757,837
Bank OZK	24,201	659,961
BB&T Corp.	11,222	598,918
Citigroup, Inc.	9,784	675,879
Citizens Financial Group, Inc.	147	5,199
Comerica, Inc.	1,055	69,619
East West Bancorp, Inc.	6,251	276,857
Fifth Third Bancorp	25,941	710,265
First Hawaiian, Inc.	28,043	748,748
JPMorgan Chase & Co.	5,706	671,539
PNC Financial Services Group, Inc.	4,175	585,168
Signature Bank	6,183	737,137
SunTrust Banks, Inc.	11,634	800,419
Texas Capital Bancshares, Inc. (f)	3,992	218,163
U.S. Bancorp	12,238	677,251
Umpqua Holdings Corp.	18,888	310,897
Wells Fargo & Co.	13,953	703,789
		9,207,646
Beverages 0.7%
Coca-Cola Co.	10,912	594,049
Constellation Brands, Inc., Class A	2,868	594,479
Keurig Dr. Pepper, Inc. (d)	24,836	678,519
Molson Coors Brewing Co., Class B	7,324	421,130
PepsiCo., Inc.	4,366	598,579
		2,886,756
Biotechnology 1.1%
Alexion Pharmaceuticals, Inc. (f)	7,230	708,106
Alkermes PLC (f)	9,674	188,740
Amgen, Inc.	3,903	755,269
Biogen, Inc. (f)	3,219	749,448
Bluebird Bio, Inc. (d)(f)	340	31,219
Exelixis, Inc. (f)	4,826	85,348
Gilead Sciences, Inc.	11,574	733,560
Regeneron Pharmaceuticals, Inc. (f)	2,597	720,408
United Therapeutics Corp. (f)	2,539	202,485
		4,174,583
Building Products 0.6%
Fortune Brands Home & Security, Inc.	1,472	80,519
Johnson Controls International PLC	15,452	678,188
Masco Corp.	14,568	607,194
Owens Corning	13,914	879,365
		2,245,266
Capital Markets 2.1%
Ameriprise Financial, Inc.	7,759	1,141,349
Bank of New York Mellon Corp.	12,683	573,398
BlackRock, Inc.	1,729	770,512
Cboe Global Markets, Inc.	569	65,384
Charles Schwab Corp.	13,751	575,204
CME Group, Inc.	3,213	679,035
Evercore, Inc., Class A	4,549	364,375
Goldman Sachs Group, Inc.	2,752	570,297
Intercontinental Exchange, Inc.	8,326	768,240
Janus Henderson Group PLC	25,169	565,296
Morgan Stanley	15,537	662,964
Raymond James Financial, Inc.	9,352	771,166
State Street Corp.	790	46,760
TD Ameritrade Holding Corp.	13,771	643,106
		8,197,086
Chemicals 1.8%
Air Products & Chemicals, Inc.	3,062	679,335
Cabot Corp.	9,771	442,822
CF Industries Holdings, Inc.	15,434	759,353
Corteva, Inc. (f)	19,677	550,956
Dow, Inc. (f)	15,946	759,827
DuPont de Nemours, Inc.	8,216	585,883
FMC Corp.	3,433	301,005
Huntsman Corp.	23,362	543,400
Linde PLC	3,030	586,972
LyondellBasell Industries N.V., Class A	8,707	779,015
Olin Corp.	13,701	256,483
PPG Industries, Inc.	5,689	674,203
Valvoline, Inc.	5,799	127,752
		7,047,006
Commercial Services & Supplies 0.5%
Clean Harbors, Inc. (f)	9,967	769,452
Republic Services, Inc.	6,182	535,052
Waste Management, Inc.	6,668	766,820
		2,071,324
Communications Equipment 0.1%
EchoStar Corp., Class A (f)	14,489	574,054

Construction & Engineering 0.2%
AECOM (f)	8,827	331,542
Fluor Corp.	20,968	401,118
		732,660
Consumer Finance 1.3%
American Express Co.	6,581	778,401
Capital One Financial Corp.	8,289	754,133
Discover Financial Services	13,494	1,094,228
OneMain Holdings, Inc.	12,625	463,085
SLM Corp.	84,224	743,277
Synchrony Financial	32,519	1,108,573
		4,941,697
Containers & Packaging 0.3%
Ardagh Group S.A.	11,712	183,644
Berry Global Group, Inc. (f)	14,293	561,286
Silgan Holdings, Inc.	8,278	248,630
WestRock Co.	3,213	117,114
		1,110,674
Diversified Consumer Services 0.3%
Graham Holdings Co., Class B	469	311,158
H&R Block, Inc.	30,687	724,827
Service Corporation International	2,658	127,079
ServiceMaster Global Holdings, Inc. (f)	3,011	168,315
		1,331,379
Diversified Financial Services 0.6%
AXA Equitable Holdings, Inc.	38,024	842,612
Berkshire Hathaway, Inc., Class B (f)	3,259	677,937
Voya Financial, Inc.	14,037	764,174
		2,284,723
Diversified Telecommunication Services 0.3%
AT&T, Inc.	15,517	587,163
CenturyLink, Inc.	11,042	137,804
Verizon Communications, Inc.	9,757	588,933
		1,313,900
Electric Utilities 1.9%
American Electric Power Co., Inc.	7,281	682,157
Duke Energy Corp.	6,174	591,840
Edison International	128	9,654
Entergy Corp.	9,762	1,145,668
Evergy, Inc.	3,834	255,191
Eversource Energy	392	33,504
Exelon Corp.	14,004	676,533
FirstEnergy Corp.	7,740	373,300
Hawaiian Electric Industries, Inc.	6,525	297,605
IDACORP, Inc.	2,554	287,759
NextEra Energy, Inc.	3,005	700,135
OGE Energy Corp.	3,577	162,324
PG&E Corp. (f)	13,936	139,360
Pinnacle West Capital Corp.	7,166	695,604
PPL Corp.	16,836	530,166
Southern Co.	9,626	594,598
Xcel Energy, Inc.	3,258	211,412
		7,386,810
Electrical Equipment 0.4%
Eaton Corp. PLC	8,119	675,095
Emerson Electric Co.	9,057	605,551
Regal Beloit Corp.	5,330	388,290
		1,668,936
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc. (f)	11,362	847,378
Avnet, Inc.	18,032	802,153
Jabil, Inc.	25,435	909,810
		2,559,341
Energy Equipment & Services 0.4%
Halliburton Co.	13,205	248,914
Helmerich & Payne, Inc.	6,923	277,405
Patterson-UTI Energy, Inc.	60,705	519,028
Schlumberger, Ltd.	18,191	621,586
		1,666,933
Entertainment 0.7%
Activision Blizzard, Inc.	10,743	568,520
Electronic Arts, Inc. (f)	6,874	672,415
Lions Gate Entertainment Corp., Class B (f)	39,478	345,038
Take-Two Interactive Software, Inc. (f)	3,031	379,905
Viacom, Inc., Class A (d)	2,420	63,549
Walt Disney Co.	4,447	579,533
		2,608,960
Equity Real Estate Investment Trusts 5.0%
Alexandria Real Estate Equities, Inc.	1,745	268,800
American Campus Communities, Inc.	7,359	353,821
American Homes 4 Rent, Class A	10,856	281,062
Apartment Investment & Management Co., Class A	7,376	384,585
Apple Hospitality REIT, Inc.	9,162	151,906
AvalonBay Communities, Inc.	3,383	728,461
Boston Properties, Inc.	2,668	345,933
Brandywine Realty Trust	16,725	253,384
Brixmor Property Group, Inc.	837	16,983
Camden Property Trust	4,084	453,365
Colony Capital, Inc.	47,099	283,536
Columbia Property Trust, Inc.	11,422	241,575
Corporate Office Properties Trust	9,075	270,253
CubeSmart	5,522	192,718
CyrusOne, Inc.	512	40,499
Digital Realty Trust, Inc.	4,005	519,889
Douglas Emmett, Inc.	53	2,270
Duke Realty Corp.	14,768	501,669
Empire State Realty Trust, Inc., Class A	16,782	239,479
EPR Properties	4,317	331,805
Equity Residential	11,713	1,010,363
Essex Property Trust, Inc.	1,983	647,747
Extra Space Storage, Inc.	1,158	135,278
Federal Realty Investment Trust	607	82,637
Gaming and Leisure Properties, Inc.	9,926	379,570
HCP, Inc.	7,592	270,503
Healthcare Trust of America, Inc., Class A	11,628	341,631
Highwoods Properties, Inc.	695	31,233
Host Hotels & Resorts, Inc.	29,800	515,242
Invitation Homes, Inc.	17,956	531,677
Iron Mountain, Inc.	1,017	32,941
Kilroy Realty Corp.	322	25,081
Kimco Realty Corp.	1,395	29,128
Liberty Property Trust	504	25,870
Life Storage, Inc.	2,919	307,692
Medical Properties Trust, Inc.	21,025	411,249
Mid-America Apartment Communities, Inc.	4,370	568,144
National Retail Properties, Inc.	1,035	58,374
Omega Healthcare Investors, Inc.	1,194	49,897
OUTFRONT Media, Inc.	9,530	264,743
Park Hotels & Resorts, Inc.	5,896	147,223
Prologis, Inc.	9,114	776,695
Public Storage	3,102	760,827
Rayonier, Inc.	9,883	278,701
Realty Income Corp.	5,906	452,872
Regency Centers Corp.	1,670	116,048
Retail Properties of America, Inc., Class A	20,868	257,094
Service Properties Trust	6,119	157,809
Simon Property Group, Inc.	4,958	771,713
STORE Capital Corp.	681	25,476
Sun Communities, Inc.	2,923	433,919
UDR, Inc.	3,454	167,450
Ventas, Inc.	12,054	880,304
VEREIT, Inc.	43,936	429,694
VICI Properties, Inc.	3,842	87,021
Vornado Realty Trust	1,622	103,273
Weingarten Realty Investors	9,560	278,483
Welltower, Inc.	12,636	1,145,453
Weyerhaeuser Co.	12,830	355,391
WP Carey, Inc.	2,431	217,574
		19,424,013
Food & Staples Retailing 0.6%
Kroger Co.	623	16,061
Sprouts Farmers Market, Inc. (f)	13,284	256,913
U.S. Foods Holding Corp. (f)	17,440	716,784
Walgreens Boots Alliance, Inc.	10,695	591,540
Walmart, Inc.	5,799	688,225
		2,269,523
Food Products 1.7%
Bunge, Ltd.	15,425	873,363
Flowers Foods, Inc.	29,261	676,807
General Mills, Inc.	12,488	688,339
Hershey Co.	4,180	647,858
Ingredion, Inc.	2,409	196,912
Kraft Heinz Co.	20,905	583,981
Mondelez International, Inc., Class A	10,764	595,464
Pilgrim's Pride Corp. (f)	22,358	716,462
Seaboard Corp.	35	153,125
TreeHouse Foods, Inc. (f)	5,370	297,767
Tyson Foods, Inc., Class A	14,383	1,238,952
		6,669,030
Gas Utilities 0.0% ‡
UGI Corp.	630	31,670

Health Care Equipment & Supplies 1.8%
Abbott Laboratories	8,118	679,233
Baxter International, Inc.	7,763	679,030
Becton, Dickinson and Co.	2,319	586,614
Cooper Cos., Inc.	1,170	347,490
Danaher Corp.	4,632	669,000
DENTSPLY SIRONA, Inc.	14,965	797,784
Hill-Rom Holdings, Inc.	5,935	624,540
Hologic, Inc. (f)	12,182	615,069
Integra LifeSciences Holdings Corp. (f)	2,893	173,782
Medtronic PLC	6,103	662,908
STERIS PLC	6,471	934,995
Zimmer Biomet Holdings, Inc.	1,074	147,428
		6,917,873
Health Care Providers & Services 1.7%
Anthem, Inc.	3,049	732,065
Cardinal Health, Inc.	15,802	745,696
Centene Corp. (f)	15,999	692,117
Cigna Corp. (f)	4,763	722,976
CVS Health Corp.	9,148	576,964
HCA Healthcare, Inc.	6,185	744,798
Henry Schein, Inc. (f)	3,401	215,963
Humana, Inc.	2,121	542,276
McKesson Corp.	8,837	1,207,664
MEDNAX, Inc. (f)	14,788	334,505
		6,515,024
Hotels, Restaurants & Leisure 1.9%
Aramark	22,319	972,662
Carnival Corp.	12,200	533,262
Extended Stay America, Inc.	50,710	742,395
Las Vegas Sands Corp.	12,045	695,719
McDonald's Corp.	3,240	695,660
MGM Resorts International	23,484	650,977
Norwegian Cruise Line Holdings, Ltd. (f)	13,923	720,794
Royal Caribbean Cruises, Ltd.	3,313	358,897
Wynn Resorts, Ltd.	3,488	379,215
Yum China Holdings, Inc.	16,588	753,593
Yum! Brands, Inc.	6,845	776,428
		7,279,602
Household Durables 0.5%
PulteGroup, Inc.	25,725	940,249
Toll Brothers, Inc.	20,947	859,874
		1,800,123
Household Products 0.5%
Colgate-Palmolive Co.	8,291	609,472
Kimberly-Clark Corp.	5,024	713,659
Procter & Gamble Co.	5,550	690,309
		2,013,440
Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	59,193	967,214
NRG Energy, Inc.	11,289	447,044
Vistra Energy Corp.	3,704	99,008
		1,513,266
Industrial Conglomerates 0.6%
3M Co.	3,527	579,839
General Electric Co.	62,784	561,289
Honeywell International, Inc.	4,031	682,045
Roper Technologies, Inc.	1,636	583,398
		2,406,571
Insurance 4.5%
Aflac, Inc.	14,792	773,917
Allstate Corp.	7,123	774,128
American Financial Group, Inc.	1,999	215,592
American International Group, Inc.	13,381	745,322
American National Insurance Co.	5,677	702,415
Arch Capital Group, Ltd. (f)	820	34,424
Assurant, Inc.	3,646	458,740
Athene Holding, Ltd., Class A (f)	15,828	665,726
AXIS Capital Holdings, Ltd.	2,791	186,216
Brighthouse Financial, Inc. (f)	20,218	818,222
Chubb, Ltd.	4,302	694,515
Cincinnati Financial Corp.	2,530	295,175
CNA Financial Corp.	526	25,905
Everest Re Group, Ltd.	2,885	767,670
Fidelity National Financial, Inc.	21,913	973,156
First American Financial Corp.	14,053	829,268
Hanover Insurance Group, Inc.	5,088	689,627
Hartford Financial Services Group, Inc.	8,458	512,639
Kemper Corp.	6,017	469,025
Lincoln National Corp.	7,550	455,416
Marsh & McLennan Cos., Inc.	6,724	672,736
Mercury General Corp.	10,469	585,008
MetLife, Inc.	16,205	764,228
Old Republic International Corp.	35,998	848,473
Principal Financial Group, Inc.	991	56,626
Progressive Corp.	10,113	781,229
Prudential Financial, Inc.	8,630	776,268
Reinsurance Group of America, Inc.	5,878	939,775
Travelers Cos., Inc.	5,255	781,366
Unum Group	4,454	132,373
W.R. Berkley Corp.	478	34,526
Willis Towers Watson PLC	559	107,870
		17,567,576
Interactive Media & Services 0.1%
IAC/InterActiveCorp (f)	1,053	229,523
TripAdvisor, Inc. (f)	8,027	310,484
		540,007
Internet & Direct Marketing Retail 0.4%
Expedia Group, Inc.	5,421	728,637
Qurate Retail, Inc., Series A (f)	69,030	712,044
		1,440,681
IT Services 1.6%
Akamai Technologies, Inc. (f)	7,717	705,179
Amdocs, Ltd.	13,632	901,212
CACI International, Inc., Class A (f)	3,588	829,761
Cognizant Technology Solutions Corp., Class A	10,979	661,649
DXC Technology Co.	14,939	440,700
Fidelity National Information Services, Inc.	4,462	592,375
International Business Machines Corp.	5,418	787,886
Leidos Holdings, Inc.	11,182	960,310
VeriSign, Inc. (f)	931	175,615
		6,054,687
Life Sciences Tools & Services 0.4%
IQVIA Holdings, Inc. (f)	5,843	872,827
Thermo Fisher Scientific, Inc.	2,289	666,717
		1,539,544
Machinery 0.9%
AGCO Corp.	6,937	525,131
Caterpillar, Inc.	4,590	579,763
Cummins, Inc.	8,274	1,345,931
Deere & Co.	3,585	604,718
Timken Co.	11,919	518,596
		3,574,139
Media 1.0%
Charter Communications, Inc., Class A (f)	1,828	753,355
Comcast Corp., Class A	16,582	747,517
DISH Network Corp., Class A (f)	10,625	361,994
Fox Corp., Class B	20,901	659,217
Interpublic Group of Cos., Inc.	4,480	96,589
John Wiley & Sons, Inc., Class A	11,232	493,534
News Corp.
Class A	14,648	203,900
Class B	44,250	632,554
Sinclair Broadcast Group, Inc., Class A	1,617	69,111
		4,017,771
Metals & Mining 0.4%
Newmont Goldcorp Corp.	4,737	179,627
Reliance Steel & Aluminum Co.	645	64,281
Southern Copper Corp.	19,672	671,405
Steel Dynamics, Inc.	23,233	692,343
		1,607,656
Mortgage Real Estate Investment Trusts 0.1%
MFA Financial, Inc.	48,447	356,570

Multi-Utilities 1.7%
Ameren Corp.	6,167	493,668
CenterPoint Energy, Inc.	35,595	1,074,257
CMS Energy Corp.	1,866	119,331
Consolidated Edison, Inc.	10,800	1,020,276
Dominion Energy, Inc.	7,276	589,647
DTE Energy Co.	8,030	1,067,669
MDU Resources Group, Inc.	28,970	816,664
Public Service Enterprise Group, Inc.	2,420	150,234
Sempra Energy	2,560	377,882
WEC Energy Group, Inc.	7,905	751,765
		6,461,393
Multiline Retail 0.3%
Dollar General Corp.	2,184	347,125
Target Corp.	7,207	770,500
		1,117,625
Oil, Gas & Consumable Fuels 2.4%
Cabot Oil & Gas Corp.	21,733	381,849
Chevron Corp.	6,183	733,304
ConocoPhillips	12,639	720,170
Devon Energy Corp.	37,341	898,424
EOG Resources, Inc.	8,376	621,667
Exxon Mobil Corp.	8,161	576,248
HollyFrontier Corp.	8,552	458,729
Kinder Morgan, Inc.	32,434	668,465
Marathon Oil Corp.	24,353	298,811
Marathon Petroleum Corp.	12,314	748,076
Occidental Petroleum Corp.	16,821	748,030
ONEOK, Inc.	1,699	125,199
PBF Energy, Inc., Class A	30,906	840,334
Phillips 66	6,570	672,768
Valero Energy Corp.	9,278	790,857
Williams Cos., Inc.	11,163	268,582
		9,551,513
Personal Products 0.2%
Nu Skin Enterprises, Inc., Class A	17,118	728,028

Pharmaceuticals 1.0%
Allergan PLC	4,075	685,782
Bristol-Myers Squibb Co.	11,632	589,859
Elanco Animal Health, Inc. (f)	9,807	260,768
Johnson & Johnson	5,153	666,695
Merck & Co., Inc.	7,967	670,662
Mylan N.V. (f)	15,612	308,805
Perrigo Co. PLC	163	9,110
Pfizer, Inc.	16,033	576,066
		3,767,747
Professional Services 0.4%
IHS Markit, Ltd. (f)	135	9,029
ManpowerGroup, Inc.	9,235	777,956
Nielsen Holdings PLC	38,533	818,826
		1,605,811
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A (f)	10,963	581,149
Jones Lang LaSalle, Inc.	5,650	785,689
		1,366,838
Road & Rail 0.7%
CSX Corp.	9,888	684,942
Norfolk Southern Corp.	3,759	675,342
Schneider National, Inc., Class B	25,598	555,988
Uber Technologies, Inc. (d)(f)	20,813	634,172
		2,550,444
Semiconductors & Semiconductor Equipment 1.5%
Analog Devices, Inc.	6,665	744,681
Applied Materials, Inc.	15,086	752,791
Intel Corp.	13,377	689,317
Lam Research Corp.	2,524	583,322
Micron Technology, Inc. (f)	15,638	670,088
MKS Instruments, Inc.	9,052	835,319
ON Semiconductor Corp. (f)	29,078	558,588
Qorvo, Inc. (f)	11,895	881,895
		5,716,001
Software 0.7%
Autodesk, Inc. (f)	5,013	740,420
LogMeIn, Inc.	5,868	416,393
Nuance Communications, Inc. (f)	46,093	751,777
SS&C Technologies Holdings, Inc.	55	2,836
Symantec Corp.	43,031	1,016,823
		2,928,249
Specialty Retail 0.8%
AutoNation, Inc. (f)	14,749	747,774
Best Buy Co., Inc.	14,448	996,768
Home Depot, Inc.	3,421	793,740
Penske Automotive Group, Inc.	2,939	138,956
Williams-Sonoma, Inc.	5,197	353,292
		3,030,530
Technology Hardware, Storage & Peripherals 0.4%
Dell Technologies, Inc., Class C (f)	13,086	678,640
HP, Inc.	41,623	787,507
Xerox Holdings Corp. (f)	8,528	255,073
		1,721,220
Textiles, Apparel & Luxury Goods 0.1%
Skechers U.S.A., Inc., Class A (f)	12,773	477,072

Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp.	11,662	146,708
New York Community Bancorp, Inc.	13,303	166,953
		313,661
Tobacco 0.3%
Altria Group, Inc.	14,414	589,532
Philip Morris International, Inc.	8,262	627,334
		1,216,866
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc. (f)	7,299	574,942
Telephone & Data Systems, Inc.	5,253	135,528
		710,470
Total Common Stocks (Cost $178,756,445)		210,557,965

Exchange-Traded Funds 3.5%
iShares Intermediate Government / Credit Bond ETF	100,008	11,322,906
SPDR S&P 500 ETF Trust	3,140	931,858
SPDR S&P MidCap 400 ETF Trust	3,401	1,198,750
Total Exchange-Traded Funds (Cost $13,006,729)		13,453,514

	Principal Amount
Short-Term Investments 0.8%
Repurchase Agreement 0.3%
RBC Capital Markets 2.35%, dated 9/30/19 due 10/1/19
Proceeds at Maturity $1,154,075 (Collateralized by a United States Treasury Note with a rate of 2.125% and maturity of 12/31/22, with a Principal Amount of $1,151,600 and a Market Value of $1,177,243)	$1,154,000	1,154,000

Total Repurchase Agreement (Cost $1,154,000)		1,154,000
Short Term Instrument 0.3%
Bank New York Mellon Corp. 1.876%, due 10/1/19	1,000,000	1,000,000

Total Short Term Instrument (Cost $1,000,000)		1,000,000

	Shares
Unaffiliated Investment Company 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (g)(h)	686,288	686,288
Total Unaffiliated Investment Company (Cost $686,288)		686,288
Total Short-Term Investments (Cost $2,840,288)		2,840,288
Total Investments (Cost $354,351,729)	100.1%	389,944,086
Other Assets, Less Liabilities	(0.1)	(249,147)
Net Assets	100.0%	$389,694,939

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2019.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2019.
(d)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $673,473. The Portfolio received cash collateral with a value of $686,288.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, the total market value of fair valued securities was $915,469, which represented 0.2% of the Portfolio's net assets.
(f)	Non-income producing security.
(g)	Current yield as of September 30, 2019.
(h)	Represents security purchased with cash collateral received for securities on loan.

As of September 30, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
5-Year United States Treasury Note	97	December 2019	$11,622,123	$11,557,398	$(64,725)
10-Year United States Treasury Note	73	December 2019	9,578,403	9,512,813	(65,590)
Total Long Contracts					(130,315)

Short Contracts
2-Year United States Treasury Note	(22)	December 2019	(4,736,152)	(4,741,000)	(4,848)
10-Year United States Treasury Ultra Note	(27)	December 2019	(3,882,374)	(3,844,969)	37,405
United States Treasury Bond	(1)	December 2019	(164,163)	(162,313)	1,850
Total Short Contracts					34,407
Net Unrealized Depreciation					$(95,908)

1.	As of September 30, 2019, cash in the amount of $133,963 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2019.

The following abbreviations are used in the preceding pages:
CME	—Chicago Mercantile Exchange
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$14,809,154	$—	$14,809,154
Corporate Bonds	—	63,634,949	—	63,634,949
Foreign Government Bonds	—	805,573	—	805,573
Mortgage-Backed Securities	—	8,074,290	—	8,074,290
U.S. Government & Federal Agencies	—	75,768,353	—	75,768,353
Total Long-Term Bonds	—	163,092,319	—	163,092,319
Common Stocks	210,557,965	—	—	210,557,965
Exchange-Traded Funds	13,453,514	—	—	13,453,514
Short-Term Investments
Repurchase Agreement	—	1,154,000	—	1,154,000
Short Term Instrument	—	1,000,000	—	1,000,000
Unaffiliated Investment Company	686,288	—	—	686,288
Total Short-Term Investments	686,288	2,154,000	—	2,840,288
Total Investments in Securities	224,697,767	165,246,319	—	389,944,086
Other Financial Instruments Futures Contracts (b)	39,255	—	—	39,255
Total Investments in Securities and Other Financial Instruments	$224,737,022	$165,246,319	$—	$389,983,341

Liability Valuation Inputs

Other Financial Instruments Futures Contracts (b)	$(135,163)	$—	$—	$(135,163)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Bond Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 97.5% †
Asset-Backed Securities 9.7%
Auto Floor Plan Asset-Backed Securities 0.1%
NextGear Floorplan Master Owner Trust Series 2017-2A, Class A2 2.56%, due 10/17/22 (a)	$600,000	$602,403

Automobile 1.6%
Ally Auto Receivables Trust Series 2018-3, Class A3 3.00%, due 1/17/23	1,283,000	1,294,418
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2019-3A, Class A 2.36%, due 3/20/26	2,000,000	1,991,724
Series 2019-1A, Class A 3.45%, due 3/20/23	400,000	410,857
GM Financial Automobile Leasing Trust Series 2018-2, Class A3 3.06%, due 6/21/21	1,273,000	1,279,181
Mercedes Benz Auto Lease Trust Series 2019-A, Class A3 3.10%, due 11/15/21	900,000	909,416
OSCAR US Funding Trust Series 2018-2A, Class A3 3.39%, due 9/12/22 (a)	1,300,000	1,319,696
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56%, due 11/25/31 (a)	4,250,000	4,344,011
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A3 3.02%, due 11/21/22	825,000	835,783
		12,385,086
Home Equity 0.1%
Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (b)	100,377	102,077
Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (b)	972,418	457,667
		559,744
Other Asset-Backed Securities 7.9%
Apidos CLO Series 2015-21A, Class A1R 3.531% (3 Month LIBOR + 0.93%), due 7/18/27 (a)(c)	2,200,000	2,201,340
Apidos CLO XXV Series 2016-25A, Class A1R 3.762% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(c)	1,300,000	1,297,994
ARES CLO, Ltd. Series 2016-41A, Class AR 3.503% (3 Month LIBOR + 1.20%), due 1/15/29 (a)(c)	1,500,000	1,499,531
Bain Capital Credit CLO, Ltd. Series 2016-2A, Class AR 3.269% (3 Month LIBOR + 1.14%), due 1/15/29 (a)(c)	1,600,000	1,600,018
Benefit Street Partners CLO IV, Ltd. Series 2014-IVA, Class A1 3.842% (3 Month LIBOR + 1.25%), due 1/20/29 (a)(c)	1,600,000	1,600,245
Capital Automotive REIT Series 2017-1A, Class A1 3.87%, due 4/15/47 (a)	2,086,318	2,105,958
Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 3.822% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(c)	2,600,000	2,598,276
Cedar Funding Ltd. Series 2017-8A, Class A1 3.838% (3 Month LIBOR + 1.25%), due 10/17/30 (a)(c)	1,250,000	1,250,004
DB Master Finance LLC Series 2019-1A, Class A2I 3.787%, due 5/20/49 (a)	2,618,438	2,696,467
Dryden Senior Loan Fund Series 2018-71A, Class A 3.79% (3 Month LIBOR + 1.15%), due 1/15/29 (a)(c)	650,000	650,014
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	545,966	550,164
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	488,750	491,169
Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 3.601% (3 Month LIBOR + 1.00%), due 7/16/28 (a)(c)	1,500,000	1,499,998
Highbridge Loan Management, Ltd. Series 2010A-16, Class A1R 3.282% (3 Month LIBOR + 1.14%), due 1/20/28 (a)(c)	1,000,000	999,998
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.54%, due 2/25/32 (a)	1,593,182	1,643,763
HPS Loan Management, Ltd. Series 2011-A17, Class A 3.499% (3 Month LIBOR + 1.26%), due 5/6/30 (a)(c)	3,000,000	3,000,096
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2, Class AF3 4.626%, due 10/25/30 (b)	632,368	453,496
Magnetite XVIII, Ltd. Series 2016-18A, Class AR 3.598% (3 Month LIBOR + 1.08%), due 11/15/28 (a)(c)	1,900,000	1,901,100
MVW Owner Trust (a)
Series 2014-1A, Class A 2.25%, due 9/22/31	247,196	246,774
Series 2019-1A, Class A 2.89%, due 11/20/36	1,167,452	1,188,552
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13%, due 2/15/68 (a)	1,600,000	1,643,327
Palmer Square CLO, Ltd. (a)(c)
Series 2014-1A, Class A1R2 3.718% (3 Month LIBOR + 1.13%), due 1/17/31	750,000	747,933
Series 2015-1A, Class A1R2 3.742% (3 Month LIBOR + 1.22%), due 5/21/29	2,200,000	2,199,263
Regatta VI Funding, Ltd. Series 2016-1A, Class AR 3.672% (3 Month LIBOR + 1.08%), due 7/20/28 (a)(c)	1,800,000	1,798,936
Sierra Receivables Funding Co. LLC (a)
Series 2019-1A, Class A 3.20%, due 1/20/36	592,772	600,717
Series 2018-2A, Class A 3.50%, due 6/20/35	693,660	707,853
Series 2018-3A, Class A 3.69%, due 9/20/35	352,582	363,920
SMB Private Education Loan Trust Series 2019-B, Class A2A 2.84%, due 6/15/37 (a)	3,000,000	3,047,081
SoFi Professional Loan Program LLC (a)
Series 2019-C, Class A2FX 2.37%, due 11/16/48	1,250,000	1,250,727
Series 2018-D, Class A1FX 3.12%, due 2/25/48	501,590	505,594
Series 2019-A, Class A1FX 3.18%, due 6/15/48	1,126,659	1,138,580
Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 3.86% (3 Month LIBOR + 1.28%), due 7/25/30 (a)(c)	1,500,000	1,499,974
Taco Bell Funding, LLC Series 2018-1A, Class A2I 4.318%, due 11/25/48 (a)	1,985,000	2,055,984
THL Credit Wind River CLO, Ltd. Series 2017-4A, Class A 3.67% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(c)	2,243,000	2,236,179
TIAA CLO III, Ltd. Series 2017-2A, Class A 3.751% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(c)	2,400,000	2,389,176
TICP CLO XIII, Ltd. Series 2019 13A, Class A 3.665% (3 Month LIBOR + 1.30%), due 7/15/32 (a)(c)	1,500,000	1,499,828
Treman Park CLO, Ltd. Series 2015-1A, Class ARR 3.662% (3 Month LIBOR + 1.07%), due 10/20/28 (a)(c)	1,245,000	1,246,701
Voya CLO, Ltd. Series 2019-1A, Class A 3.813% (3 Month LIBOR + 1.17%), due 4/15/29 (a)(c)	1,250,000	1,249,989
VSE VOI Mortgage LLC Series 2016-A, Class A 2.54%, due 7/20/33 (a)	1,454,244	1,451,500
Westcott Park CLO, Ltd. Series 2016 1A, Class AR 3.684% (3 Month LIBOR + 1.21%), due 7/20/28 (a)(c)	1,850,000	1,851,726
		58,959,945
Total Asset-Backed Securities (Cost $72,670,239)		72,507,178

Corporate Bonds 31.7%
Aerospace & Defense 0.3%
Boeing Co. 3.10%, due 5/1/26	1,925,000	2,016,426

Auto Manufacturers 1.5%
Daimler Finance North America LLC 3.058% (3 Month LIBOR + 0.90%), due 2/15/22 (a)(c)	3,000,000	3,015,513
Ford Motor Credit Co. LLC 5.875%, due 8/2/21	3,000,000	3,142,350
General Motors Co. 5.15%, due 4/1/38	1,500,000	1,514,472
Volkswagen Group of America Finance LLC (a)
2.972% (3 Month LIBOR + 0.86%), due 9/24/21 (c)	1,975,000	1,978,226
3.20%, due 9/26/26	1,275,000	1,284,930
		10,935,491
Banks 6.5%
Banco del Estado de Chile 2.668%, due 1/8/21 (a)	3,150,000	3,150,031
Bank of America Corp.
4.33%, due 3/15/50 (d)	3,000,000	3,534,901
4.45%, due 3/3/26	1,570,000	1,710,970
BB&T Corp. 2.50%, due 8/1/24	2,365,000	2,383,975
Citigroup, Inc.
4.60%, due 3/9/26	1,500,000	1,638,882
4.75%, due 5/18/46	1,500,000	1,749,349
Credit Suisse Group A.G. (a)(d)
2.593%, due 9/11/25	1,650,000	1,633,668
3.869%, due 1/12/29	500,000	525,919
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	1,990,000	2,069,360
Fifth Third Bancorp 4.30%, due 1/16/24	3,875,000	4,156,416
Goldman Sachs Group, Inc.
2.905%, due 7/24/23 (d)	500,000	506,716
5.15%, due 5/22/45	975,000	1,157,131
HSBC Bank PLC 4.75%, due 1/19/21 (a)	1,500,000	1,548,785
HSBC Holdings PLC 3.973%, due 5/22/30 (d)	1,625,000	1,734,999
JPMorgan Chase & Co. 5.40%, due 1/6/42	1,925,000	2,548,841
Lloyds Bank PLC 6.50%, due 9/14/20 (a)	8,150,000	8,436,946
Lloyds Banking Group PLC 4.344%, due 1/9/48	1,250,000	1,280,806
Mizuho Financial Group, Inc. 2.977% (3 Month LIBOR + 0.85%), due 9/13/23 (c)	1,375,000	1,377,887
Morgan Stanley
2.72%, due 7/22/25 (d)	2,075,000	2,095,789
4.35%, due 9/8/26	1,556,000	1,685,032
SunTrust Bank 2.714% (3 Month LIBOR + 0.59%), due 5/17/22 (c)	3,400,000	3,408,541
		48,334,944
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, due 1/23/29	3,750,000	4,358,480
Biotechnology 0.3%
Amgen, Inc. 4.563%, due 6/15/48	1,750,000	2,020,551

Building Materials 0.9%
Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	3,775,000	3,990,598
Masco Corp. 4.50%, due 5/15/47	3,000,000	3,041,417
		7,032,015
Chemicals 0.8%
NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,760,840

Diversified Financial Services 0.5%
GE Capital International Funding Co. 4.418%, due 11/15/35	3,410,000	3,568,629

Electric 3.8%
Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,310,455
Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,573,992
Dayton Power & Light Co. 3.95%, due 6/15/49 (a)	1,025,000	1,125,501
Electricite de France S.A. 5.00%, due 9/21/48 (a)	3,420,000	4,101,738
Entergy Corp. 4.00%, due 7/15/22	3,700,000	3,863,196
Entergy Mississippi, Inc. 3.85%, due 6/1/49	2,500,000	2,782,530
Evergy, Inc. 4.85%, due 6/1/21	385,000	398,222
Exelon Corp. 3.497%, due 6/1/22	2,750,000	2,820,628
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	3,455,000	3,727,296
NextEra Energy Capital Holdings, Inc. 3.25%, due 4/1/26	1,800,000	1,869,873
Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,581,174
		28,154,605
Food 1.1%
Conagra Brands, Inc. 4.85%, due 11/1/28	2,300,000	2,601,212
Ingredion, Inc. 4.625%, due 11/1/20	1,475,000	1,509,534
Kraft Heinz Food Co. 3.00%, due 6/1/26	1,170,000	1,157,581
Kroger Co. 7.70%, due 6/1/29	1,000,000	1,323,218
Tyson Foods, Inc. 4.00%, due 3/1/26	1,550,000	1,680,643
		8,272,188
Gas 0.2%
NiSource, Inc. 5.65%, due 2/1/45	1,125,000	1,449,742

Health Care - Products 0.3%
Becton Dickinson & Co. 2.894%, due 6/6/22	2,500,000	2,538,020

Iron & Steel 0.7%
Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,880,185
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	3,550,000	3,750,249
		5,630,434
Media 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, due 7/23/25	1,700,000	1,864,824
Comcast Corp. 4.60%, due 10/15/38	3,000,000	3,583,801
Fox Corp. (a)
4.709%, due 1/25/29	1,200,000	1,370,689
5.576%, due 1/25/49	1,250,000	1,581,806
		8,401,120
Miscellaneous - Manufacturing 0.2%
Parker-Hannifin Corp. 3.25%, due 6/14/29	1,300,000	1,354,328

Multi-National 0.8%
International Bank for Reconstruction & Development
2.00%, due 10/30/20	3,000,000	3,000,114
2.88%, due 5/15/24	3,050,000	3,056,088
		6,056,202
Oil & Gas 2.0%
Cenovus Energy, Inc. 4.25%, due 4/15/27	2,000,000	2,079,363
Helmerich & Payne, Inc. 4.65%, due 3/15/25	2,900,000	3,134,217
Nabors Industries, Inc. 5.00%, due 9/15/20	985,000	962,837
Occidental Petroleum Corp.
3.137% (3 Month LIBOR + 0.95%), due 2/8/21 (c)	3,500,000	3,522,433
4.20%, due 3/15/48	1,710,000	1,694,419
4.85%, due 3/15/21	2,369,000	2,449,854
Petroleos Mexicanos 5.35%, due 2/12/28	1,100,000	1,051,193
		14,894,316
Oil & Gas Services 0.7%
Schlumberger Holdings Corp. 3.75%, due 5/1/24 (a)	4,725,000	4,976,081

Packaging & Containers 0.3%
WRKCo., Inc. 3.75%, due 3/15/25	1,825,000	1,921,118

Pharmaceuticals 0.6%
Bayer U.S. Finance II LLC 3.875%, due 12/15/23 (a)	2,475,000	2,585,393
Bristol-Myers Squibb Co. 4.25%, due 10/26/49 (a)	1,675,000	1,944,884
		4,530,277
Pipelines 2.5%
Energy Transfer Operating, L.P. 6.05%, due 6/1/41	1,300,000	1,486,267
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	4,800,000	5,133,669
Enterprise Products Operating LLC 5.10%, due 2/15/45	2,600,000	3,061,044
Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	490,345
Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	4,500,000	4,648,085
MPLX, L.P. 3.002% (3 Month LIBOR + 0.90%), due 9/9/21 (c)	1,750,000	1,755,810
Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	2,350,000	2,370,885
		18,946,105
Real Estate Investment Trusts 2.7%
American Campus Communities Operating Partnership, L.P. 3.30%, due 7/15/26	3,000,000	3,078,414
HCP, Inc. 3.25%, due 7/15/26	2,050,000	2,108,904
Highwoods Realty, L.P. 3.625%, due 1/15/23	5,000,000	5,176,236
Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	1,700,000	1,810,048
Kimco Realty Corp. 2.70%, due 3/1/24	975,000	982,730
SBA Tower Trust 2.836%, due 1/15/25 (a)	2,000,000	2,002,568
VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	4,872,000	5,396,151
		20,555,051
Retail 0.8%
CVS Health Corp.
3.25%, due 8/15/29	2,450,000	2,461,243
5.05%, due 3/25/48	3,420,000	3,881,456
		6,342,699
Software 0.5%
Fidelity National Information Services, Inc. 2.25%, due 8/15/21	1,150,000	1,151,593
Fiserv, Inc.
3.20%, due 7/1/26	1,425,000	1,474,726
4.75%, due 6/15/21	1,355,000	1,410,883
		4,037,202
Telecommunications 1.4%
AT&T, Inc.
4.50%, due 5/15/35	1,500,000	1,645,787
4.85%, due 3/1/39	2,000,000	2,267,671
Orange S.A. 5.375%, due 1/13/42	895,000	1,148,745
Telefonica Emisiones SAU 5.213%, due 3/8/47	1,500,000	1,744,814
Verizon Communications, Inc. 4.50%, due 8/10/33	3,150,000	3,657,594
		10,464,611
Transportation 0.6%
Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,714,048
Union Pacific Corp. 4.30%, due 3/1/49	750,000	871,727
United Parcel Service, Inc. 2.20%, due 9/1/24	1,650,000	1,655,620
		4,241,395
Total Corporate Bonds (Cost $221,137,862)		236,792,870

Foreign Government Bonds 0.3%
Mexico 0.2%
United Mexican States 3.75%, due 1/11/28	1,850,000	1,906,425

Poland 0.1%
Republic of Poland Government International Bond 5.00%, due 3/23/22	350,000	375,501

Total Foreign Government Bonds (Cost $2,191,818)		2,281,926

Mortgage-Backed Securities 6.2%
Agency (Collateralized Mortgage Obligations) 1.0%
Federal Home Loan Mortgage Corporation Series 2019-1, Class A1 3.50%, due 5/25/29	4,049,887	4,254,377
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates Series K089, Class A2 3.563%, due 1/25/29	2,800,000	3,111,958
		7,366,335
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.2%
BX Commercial Mortgage Trust Series 2019-IMC, Class A 3.028% (1 Month LIBOR + 1.00%), due 4/15/34 (a)(c)	800,000	800,501
COLT Funding LLC Series 2019-4, Class A1 2.579%, due 11/25/49 (e)	2,500,000	2,499,982
COMM Mortgage Trust
Series 2016-COR1, Class A4 3.091%, due 10/10/49	3,000,000	3,131,852
Series 2015-LC19, Class A4 3.183%, due 2/10/48	1,400,000	1,462,825
CSAIL Commercial Mortgage Trust 2018-CX11, Class A4 3.766%, due 4/15/51	2,000,000	2,181,286
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
Series K090, Class A2 3.422%, due 2/25/29	1,000,000	1,101,077
Series K091, Class A2 3.505%, due 3/25/29	910,000	1,008,570
GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	1,700,000	1,726,026
GS Mortgage Securities Trust Series 2015-GC32, Class AS 4.018%, due 7/10/48 (f)	3,000,000	3,249,529
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class AS 3.652%, due 3/15/48	1,000,000	1,054,759
Seasoned Loans Structured Transaction Trust Series 2019-2, Class A2C 2.75%, due 9/25/29 (e)	3,700,000	3,763,594
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class A2 2.399%, due 11/15/49	1,900,000	1,907,852
		23,887,853
Whole Loan (Collateralized Mortgage Obligations) 2.0%
JPMorgan Mortgage Trust (a)(f)
Series 2014-2, Class 1A1 3.00%, due 6/25/29	1,644,308	1,667,592
Series 2015-6, Class A5 3.50%, due 10/25/45	1,091,938	1,107,507
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA 3.50%, due 8/25/57	6,070,435	6,327,840
Series 2019-2, Class MA 3.50%, due 8/25/58	3,429,574	3,586,734
Series 2019-2, Class M55D 4.00%, due 8/25/58	2,458,249	2,576,457
		15,266,130
Total Mortgage-Backed Securities (Cost $45,460,466)		46,520,318

Municipal Bonds 0.7%
Texas 0.7%
San Antonio Water System, Revenue Bonds 5.502%, due 5/15/29	2,000,000	2,415,920
Texas Transportation Commission State Highway Fund, Revenue Bonds 5.178%, due 4/1/30	2,150,000	2,647,704
Total Municipal Bonds (Cost $4,672,746)		5,063,624

U.S. Government & Federal Agencies 48.9%
Federal Home Loan Bank 3.6%
1.50%, due 8/15/24	1,775,000	1,765,407
2.50%, due 12/10/27	3,000,000	3,118,436
3.00%, due 3/10/28	1,900,000	2,058,115
3.125%, due 9/12/25	3,100,000	3,352,896
3.25%, due 6/9/28	4,000,000	4,434,609
3.25%, due 11/16/28	10,750,000	11,979,768
		26,709,231
Federal Home Loan Mortgage Corporation 1.1%
2.05%, due 8/26/22	2,200,000	2,196,229
2.70%, due 4/8/22	2,000,000	2,000,257
2.89%, due 4/16/24	2,000,000	2,000,694
6.25%, due 7/15/32	1,600,000	2,361,867
		8,559,047
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 6.3%
3.00%, due 8/1/49	2,481,901	2,535,137
3.50%, due 11/1/47	883,739	914,765
3.50%, due 5/1/48	5,895,408	6,088,147
3.50%, due 5/1/49	4,394,650	4,556,763
3.50%, due 6/1/49	6,152,534	6,378,108
3.50%, due 7/1/49	5,451,559	5,652,063
4.00%, due 7/1/23	104,550	109,169
4.00%, due 8/1/25	52,392	54,634
4.00%, due 12/1/48	6,689,099	7,009,692
4.00%, due 5/1/49	6,650,069	6,965,944
4.50%, due 4/1/22	9,191	9,470
4.50%, due 4/1/23	5,334	5,547
4.50%, due 11/1/39	837,357	907,471
4.50%, due 8/1/40	123,698	134,097
4.50%, due 9/1/40	712,691	770,063
4.50%, due 11/1/40	339,338	360,878
4.50%, due 7/1/41	184,568	200,116
4.50%, due 2/1/47	252,232	267,285
4.50%, due 10/1/47	282,539	299,931
4.50%, due 4/1/48	236,430	249,785
4.50%, due 5/1/48	157,999	166,817
4.50%, due 8/1/48	322,287	339,955
4.50%, due 9/1/48	493,503	520,731
5.00%, due 3/1/25	63,824	66,117
5.00%, due 8/1/35	46,256	51,128
5.00%, due 4/1/37	517,711	572,110
5.00%, due 8/1/37	126,076	139,383
5.00%, due 3/1/40	252,682	279,220
5.50%, due 9/1/21	15,226	15,381
5.50%, due 9/1/22	27,387	27,793
5.50%, due 9/1/37	283,534	319,825
5.50%, due 8/1/38	125,406	141,562
5.50%, due 12/1/38	125,203	141,034
6.00%, due 7/1/21	33,917	34,410
6.00%, due 8/1/36	57,408	65,959
6.00%, due 9/1/37	129,026	148,582
6.00%, due 5/1/40	313,448	360,657
6.50%, due 11/1/35	20,283	22,726
6.50%, due 8/1/37	26,596	31,694
		46,914,149
Federal National Mortgage Association 1.7%
1.375%, due 9/6/22	5,700,000	5,659,567
1.75%, due 7/2/24	2,525,000	2,539,398
6.25%, due 5/15/29	3,000,000	4,147,688
		12,346,653
Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.5%
2.50%, due 5/1/43	531,593	531,140
2.91%, due 4/1/26	6,450,000	6,761,072
3.00%, due 9/1/34	5,924,129	6,059,694
3.00%, due 9/1/42	1,936,132	1,995,152
3.00%, due 9/1/43	1,354,927	1,395,260
3.00%, due 12/1/43	1,365,919	1,405,205
3.00%, due 11/1/46	2,641,420	2,705,462
3.00%, due 2/1/47	2,476,039	2,536,357
3.00%, due 7/1/47	1,321,291	1,353,285
3.00%, due 7/1/48	1,568,414	1,606,429
3.00%, due 9/1/49	7,080,606	7,271,629
3.082%, due 7/1/29	2,000,000	2,138,687
3.36%, due 5/1/28	2,309,600	2,517,985
3.46%, due 5/1/28	2,000,000	2,196,269
3.50%, due 10/1/47	4,432,212	4,587,302
3.50%, due 7/1/49	18,251,420	18,920,424
4.00%, due 4/1/20	97	101
4.00%, due 10/1/20	14	15
4.00%, due 3/1/22	29,681	30,858
4.00%, due 12/1/25	344,691	358,992
4.00%, due 6/1/46	2,292,743	2,450,428
4.00%, due 6/1/49	15,316,530	16,040,918
4.50%, due 5/1/24	174,750	182,068
4.50%, due 11/1/35	167,510	181,192
4.50%, due 4/1/41	451,890	489,579
4.50%, due 5/1/41	652,427	706,811
4.50%, due 7/1/41	521,201	564,812
4.50%, due 9/1/41	218,752	237,055
4.50%, due 3/1/44	249,334	268,148
4.50%, due 8/1/44	1,234,135	1,334,589
4.50%, due 11/1/44	258,030	274,447
4.50%, due 3/1/46	136,223	144,326
4.50%, due 12/1/46	275,171	291,855
4.50%, due 2/1/47	146,888	155,117
4.50%, due 7/1/47	302,519	319,779
4.50%, due 2/1/48	231,902	244,664
4.50%, due 4/1/48	134,096	141,243
4.50%, due 8/1/48	157,854	166,025
4.50%, due 10/1/48	160,514	168,945
4.50%, due 11/1/48	336,891	355,491
4.50%, due 12/1/48	277,421	292,969
5.00%, due 12/1/23	116,311	120,162
5.00%, due 3/1/34	359,451	387,464
5.00%, due 4/1/34	246,130	273,506
5.00%, due 4/1/35	86,093	95,044
5.00%, due 2/1/36	146,134	161,376
5.00%, due 5/1/37	245	269
5.00%, due 6/1/37	170,120	187,513
5.00%, due 5/1/38	228,917	252,625
5.00%, due 1/1/39	95,565	105,264
5.00%, due 3/1/44	128,886	141,559
5.00%, due 9/1/48	288,580	311,343
5.50%, due 1/1/21	632	638
5.50%, due 12/1/21	2,514	2,563
5.50%, due 1/1/22	10,750	10,937
5.50%, due 2/1/22	677	689
5.50%, due 4/1/34	93,884	105,244
5.50%, due 8/1/37	78,863	89,193
5.50%, due 3/1/38	174,012	195,936
5.50%, due 6/1/38	178,653	201,559
5.50%, due 1/1/39	414,650	468,227
5.50%, due 11/1/39	76,281	86,027
5.50%, due 6/1/40	57,570	64,947
6.00%, due 3/1/36	24,471	28,130
6.00%, due 10/1/38	280,524	320,080
6.00%, due 12/1/38	253,946	290,601
6.00%, due 4/1/40	136,838	157,497
6.50%, due 10/1/36	33,122	38,212
6.50%, due 8/1/37	6,418	7,182
7.00%, due 9/1/37	50,750	60,093
7.00%, due 10/1/37	597	696
7.00%, due 11/1/37	6,706	7,747
7.50%, due 7/1/28	14,044	15,317
		93,569,419
Government National Mortgage Association (Mortgage Pass-Through Securities) 4.5%
3.00%, due 5/1/49 TBA (g)	6,300,000	6,464,637
3.50%, due 6/20/42	833,638	885,312
3.50%, due 8/20/43	1,131,407	1,199,113
3.50%, due 11/20/43	1,102,912	1,166,538
3.50%, due 4/20/45	832,781	871,020
3.50%, due 12/20/45	1,333,496	1,397,592
3.50%, due 2/20/46	635,361	664,324
3.50%, due 10/20/46	912,710	952,958
3.50%, due 11/20/46	1,063,844	1,110,461
3.50%, due 1/20/47	921,709	959,187
3.50%, due 5/20/47	1,431,846	1,488,890
3.50%, due 6/20/47	491,776	511,349
3.50%, due 7/20/47	757,417	787,303
3.50%, due 8/20/47	450,445	468,385
3.50%, due 9/20/47	719,925	748,890
3.50%, due 1/20/49	359,825	373,472
4.00%, due 1/20/42	998,699	1,064,892
4.00%, due 2/20/42	387,848	413,535
4.00%, due 8/20/43	1,255,565	1,331,423
4.00%, due 10/20/43	380,101	405,213
4.00%, due 3/15/44	50,599	53,739
4.00%, due 6/20/44	364,321	388,304
4.00%, due 7/15/44	354,021	375,988
4.00%, due 8/20/44	323,776	344,811
4.00%, due 9/20/44	332,392	353,916
4.00%, due 12/20/44	224,860	239,168
4.00%, due 1/20/45	175,009	186,144
4.00%, due 4/20/45	228,853	243,330
4.00%, due 7/15/45	207,706	218,776
4.00%, due 9/20/45	115,137	122,351
4.00%, due 10/1/48 TBA (g)	6,000,000	6,239,648
4.50%, due 6/15/39	928,673	1,011,348
4.50%, due 6/15/40	265,772	289,480
		33,331,497
Tennessee Valley Authority 0.4%
5.25%, due 9/15/39	2,000,000	2,830,934

United States Treasury Bonds 4.5%
2.875%, due 5/15/49	25,400,000	29,623,742
4.25%, due 5/15/39	2,925,000	4,028,731
		33,652,473
United States Treasury Notes 14.3%
1.25%, due 8/31/24	1,850,000	1,824,056
1.375%, due 8/31/26	900,000	885,551
1.625%, due 8/15/29	4,935,000	4,912,253
1.75%, due 7/31/21	36,800,000	36,851,750
1.75%, due 7/15/22	29,200,000	29,315,203
1.75%, due 7/31/24	3,875,000	3,909,209
2.125%, due 5/31/26	2,925,000	3,018,006
2.25%, due 11/15/25	8,875,000	9,203,999
2.50%, due 2/15/22	17,000,000	17,343,320
		107,263,347
Total U.S. Government & Federal Agencies (Cost $359,297,582)		365,176,750

Total Long-Term Bonds (Cost $705,430,713)		728,342,666

	Shares
Exchange-Traded Funds 1.2%
iShares Intermediate-Term Corporate Bond ETF (h)	123,408	7,147,791
iShares Long-Term Corporate Bond ETF	33,238	2,214,648
Total Exchange-Traded Funds (Cost $9,147,995)		9,362,439

	Principal Amount
Short-Term Investments 3.6%
Commercial Paper 3.2%
Bank New York Mellon Corp. 1.876%, due 10/1/19 (i)	$24,000,000	24,000,000

Total Commercial Paper (Cost $24,000,000)		24,000,000

Repurchase Agreement 0.4%
RBC Capital Markets 2.35%, dated 9/30/19 due 10/1/19 Proceeds at Maturity $2,980,195 (Collateralized by United States Treasury Note with a rate of 2.125% and a maturity date of 12/31/22, with a Principal Amount of $2,973,600 and a Market Value of $3,039,815)	2,980,000	2,980,000
Total Repurchase Agreement (Cost $2,980,000)		2,980,000
Total Short-Term Investments (Cost $26,980,000)		26,980,000
Total Investments (Cost $741,558,708)	102.3%	764,685,105
Other Assets, Less Liabilities	(2.3)	(17,263,356)
Net Assets	100.0%	$747,421,749

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of September 30, 2019.
(c)	Floating rate - Rate shown was the rate in effect as of September 30, 2019.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2019.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, the total market value of fair valued securities was $6,263,576, which represented 0.8% of the Portfolio's net assets.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2019, the total net market value of these securities was $12,704,285, which represented 1.7% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(h)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $7,061,049. The Portfolio received non-cash collateral in the form of U.S. Treasury securities with a value of $7,215,032.
(i)	Interest rate shown represents yield to maturity.

As of September 30, 2019, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]

Long Contracts
2-Year United States Treasury Note	34	December 2019	$7,327,055	$7,327,000	$(55)
5-Year United States Treasury Note	355	December 2019	42,506,817	42,297,695	(209,122)
10-Year United States Treasury Note	49	December 2019	6,441,329	6,385,312	(56,017)
United States Treasury Ultra Bond	96	December 2019	18,699,742	18,423,000	(276,742)
Total Long Contracts					(541,936)

Short Contracts
10-Year United States Treasury Ultra Note	(136)	December 2019	(19,579,510)	(19,367,250)	212,260
United States Treasury Long Bond	2	December 2019	320,504	324,625	4,121
Total Short Contracts					216,381
Net Unrealized Depreciation					$(325,555)

1. As of September 30, 2019, cash in the amount of $674,420 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
REIT	—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$72,507,178	$—	$72,507,178
Corporate Bonds	—	236,792,870	—	236,792,870
Foreign Government Bonds	—	2,281,926	—	2,281,926
Mortgage-Backed Securities	—	46,520,318	—	46,520,318
Municipal Bonds	—	5,063,624	—	5,063,624
U.S. Government & Federal Agencies	—	365,176,750	—	365,176,750
Total Long-Term Bonds	—	728,342,666	—	728,342,666
Exchange-Traded Funds	9,362,439	—	—	9,362,439
Short-Term Investments
Commercial Paper	—	24,000,000	—	24,000,000
Repurchase Agreements	—	2,980,000	—	2,980,000
Total Short-Term Investments	—	26,980,000	—	26,980,000
Total Investments in Securities	9,362,439	755,322,666	—	764,685,105
Other Financial Instruments Futures Contracts (b)	216,381	—	—	216,381
Total Investments in Securities and Other Financial Instruments	$9,578,820	$755,322,666	$—	$764,901,486

Liability Valuation Inputs
Other Financial Instruments Futures Contracts (b)	$(541,936)	$—	$—	$(541,936)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.6% †
Equity Funds 36.0%
IQ 50 Percent Hedged FTSE International ETF	299,466	$6,091,049
IQ 500 International ETF	56,119	1,498,041
IQ Chaikin U.S. Large Cap ETF	219,573	5,476,151
IQ Chaikin U.S. Small Cap ETF	388,607	9,804,555
IQ Global Resources ETF	228,967	6,072,640
MainStay Epoch Capital Growth Fund Class I (a)	586,142	7,520,205
MainStay Epoch International Choice Fund Class I	389,349	13,389,714
MainStay Epoch U.S. All Cap Fund Class R6	485,385	13,862,590
MainStay MacKay International Opportunities Fund Class I	1,050,229	7,981,740
MainStay MacKay U.S. Equity Opportunities Fund Class I	1,398,992	11,905,425
MainStay MAP Equity Fund Class I (a)	481,139	20,520,557
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	676,639	9,364,334
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	2,302,215	19,771,160
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	997,014	16,582,951
MainStay VP Large Cap Growth Portfolio Initial Class	696,650	18,455,399
MainStay VP MacKay Common Stock Portfolio Initial Class	314,656	9,244,117
MainStay VP MacKay Growth Portfolio Initial Class	470,143	15,486,650
MainStay VP MacKay International Equity Portfolio Initial Class	159,787	2,706,701
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	1,461,854	20,351,273
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	53,168	3,079,710
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	1,891,206	20,138,275
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	1,671,294	22,502,458

Total Equity Funds (Cost $251,716,889)		261,805,695

Fixed Income Funds 61.6%
IQ Enhanced Core Plus Bond U.S. ETF (a)	454,831	8,957,897
IQ S&P High Yield Low Volatility Bond ETF (a)	352,899	8,935,403
MainStay MacKay High Yield Municipal Bond Fund Class I	945,033	12,313,775
MainStay MacKay Infrastructure Bond Fund (a)	930,339	8,177,681
MainStay MacKay Short Duration High Yield Fund Class I (a)	6,316,473	62,217,254
MainStay MacKay Short Term Municipal Fund Class I	1,149,868	11,061,729
MainStay VP Bond Portfolio Initial Class (a)	3,076,272	45,983,328
MainStay VP Floating Rate Portfolio Initial Class (a)	4,490,301	39,880,593
MainStay VP Indexed Bond Portfolio Initial Class (a)	21,444,649	227,646,293
MainStay VP MacKay Convertible Portfolio Initial Class	559,098	7,795,919
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (a)	793,848	7,899,249
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	866,501	7,627,554

Total Fixed Income Funds (Cost $430,126,240)		448,496,675

Total Affiliated Investment Companies (Cost $681,843,129)		710,302,370

Short-Term Investment 2.4%
Affiliated Investment Company 2.4%
MainStay U.S. Government Liquidity Fund, 1.81% (b)	17,263,908	17,263,908
Total Short-Term Investment (Cost $17,263,908)		17,263,908
Total Investments (Cost $699,107,037)	100.0%	727,566,278
Other Assets, Less Liabilities	(0.0)‡	(341,175)
Net Assets	100.0%	$727,225,103

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	As of September 30, 2019, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments (a)
Affiliated Investment Companies
Equity Funds	$261,805,695	$—	$—	$261,805,695
Fixed Income Funds	448,496,675	—	—	448,496,675
Short-Term Investment	17,263,908	—	—	17,263,908
Total Investments in Securities	$727,566,278	$—	$—	$727,566,278

(a)   For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Cushing Renaissance Advantage Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks 62.6% †
Airlines 2.2%
Southwest Airlines Co.	9,430	$509,314

Chemicals 3.6%
Dow, Inc.	7,215	343,795
LyondellBasell Industries N.V., Class A	3,935	352,064
Westlake Chemical Corp.	2,404	157,510
		853,369
Construction & Engineering 4.1%
Jacobs Engineering Group, Inc.	10,449	956,084

Electrical Equipment 1.6%
Eaton Corp. PLC	4,389	364,945

Energy Equipment & Services 7.4%
Cactus, Inc., Class A (a)	11,769	340,595
FTS International, Inc. (a)	34,552	77,396
Halliburton Co.	20,549	387,349
McDermott International, Inc. (a)(b)	26,575	53,682
Patterson-UTI Energy, Inc.	25,921	221,625
Schlumberger, Ltd.	7,813	266,970
Select Energy Services, Inc., Class A (a)	33,929	293,825
U.S. Well Services, Inc. (a)	42,695	93,502
		1,734,944
Independent Power & Renewable Electricity Producers 1.1%
Clearway Energy, Inc., Class C	13,520	246,740

Machinery 3.9%
Oshkosh Corp.	5,058	383,396
Wabtec Corp.	4,817	346,150
Xylem, Inc.	2,422	192,840
		922,386
Marine 0.7%
Kirby Corp. (a)	2,061	169,332

Metals & Mining 0.9%
Allegheny Technologies, Inc. (a)	10,548	213,597

Oil, Gas & Consumable Fuels 35.9%
Cheniere Energy, Inc. (a)	13,657	861,210
Cimarex Energy Co.	3,846	184,377
Concho Resources, Inc.	4,227	287,013
Diamondback Energy, Inc.	8,012	720,359
Encana Corp. (b)	73,566	338,404
EnLink Midstream LLC	20,551	174,684
Golar LNG, Ltd.	25,098	326,023
HollyFrontier Corp.	6,743	361,695
Marathon Petroleum Corp.	10,073	611,935
Matador Resources Co. (a)	17,348	286,762
New Fortress Energy LLC (a)	30,496	549,843
Occidental Petroleum Corp.	4,226	187,930
Parsley Energy, Inc., Class A	26,142	439,186
Pembina Pipeline Corp.	5,434	201,438
Phillips 66	2,670	273,408
Pioneer Natural Resources Co.	1,908	239,969
Rosehill Resources, Inc. (a)(b)	91,902	179,209
Targa Resources Corp.	16,912	679,355
Valero Energy Corp.	11,911	1,015,294
WPX Energy, Inc. (a)	47,616	504,253
		8,422,347
Trading Companies & Distributors 1.2%
United Rentals, Inc. (a)	2,245	279,817

Total Common Stocks (Cost $16,199,684)		14,672,875

MLPs and Related Companies 21.3%
Oil, Gas & Consumable Fuels 21.3%
DCP Midstream, L.P.	29,432	771,413
Energy Transfer, L.P.	84,984	1,111,591
Enterprise Products Partners, L.P.	17,208	491,804
EQM Midstream Partners, L.P.	5,799	189,627
GasLog Partners, L.P.	40,166	762,351
Plains All American Pipeline, L.P.	31,160	646,570
Tallgrass Energy L.P.	8,627	173,748
Viper Energy Partners, L.P.	30,087	832,507
Total MLPs and Related Companies (Cost $5,602,244)		4,979,611

Short-Term Investments 16.0%
Affiliated Investment Company 16.0%
MainStay U.S. Government Liquidity Fund, 1.81% (c)	3,759,485	3,759,485

Unaffiliated Investment Company 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (c)(d)	4,170	4,170

Total Short-Term Investments (Cost $3,763,655)		3,763,655
Total Investments (Cost $25,565,583)	99.9%	23,416,141
Other Assets, Less Liabilities	0.1	24,335
Net Assets	100.0%	$23,440,476

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $389,611; the total market value of collateral held by the Portfolio was $398,280. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $394,110.
(c)	Current yield as of September 30, 2019.
(d)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$14,672,875	$—	$—	$14,672,875
MLPs and Related Companies	4,979,611	—	—	4,979,611
Short-Term Investments
Affiliated Investment Company	3,759,485	—	—	3,759,485
Unaffiliated Investment Company	4,170	—	—	4,170
Total Short-Term Investments	3,763,655	—	—	3,763,655
Total Investments in Securities	$23,416,141	$—	$—	$23,416,141

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks 97.4% †
Aerospace & Defense 3.8%
Aerojet Rocketdyne Holdings, Inc. (a)	126,421	$6,385,525
AeroVironment, Inc. (a)	38,616	2,068,273
Hexcel Corp.	77,118	6,333,701
		14,787,499
Auto Components 0.5%
Fox Factory Holding Corp. (a)	28,969	1,803,030

Banks 1.1%
Glacier Bancorp, Inc.	106,121	4,293,656

Beverages 0.5%
Boston Beer Co., Inc., Class A (a)	5,167	1,881,201

Biotechnology 10.2%
ACADIA Pharmaceuticals, Inc. (a)	62,255	2,240,557
Acceleron Pharma, Inc. (a)	50,024	1,976,448
Amicus Therapeutics, Inc. (a)	167,442	1,342,885
Arena Pharmaceuticals, Inc. (a)	57,563	2,634,659
ArQule, Inc. (a)	208,585	1,495,554
Atara Biotherapeutics, Inc. (a)	77,119	1,088,920
Biohaven Pharmaceutical Holding Co., Ltd. (a)	58,865	2,455,848
Blueprint Medicines Corp. (a)	42,143	3,096,246
Dicerna Pharmaceuticals, Inc. (a)	149,832	2,151,588
Exact Sciences Corp. (a)	23,365	2,111,495
Genomic Health, Inc. (a)	54,698	3,709,618
Global Blood Therapeutics, Inc. (a)	26,755	1,298,153
Halozyme Therapeutics, Inc. (a)	96,941	1,503,555
Insmed, Inc. (a)	91,011	1,605,434
Kura Oncology, Inc. (a)	111,873	1,697,113
Ligand Pharmaceuticals, Inc. (a)	23,894	2,378,409
Progenics Pharmaceuticals, Inc. (a)	382,430	1,933,184
Ra Pharmaceuticals, Inc. (a)	60,500	1,430,825
Repligen Corp. (a)	29,652	2,274,012
uniQure N.V. (a)	28,897	1,137,386
		39,561,889
Building Products 1.7%
Trex Co., Inc. (a)	74,714	6,793,744

Capital Markets 0.9%
PJT Partners, Inc., Class A	82,868	3,372,728

Chemicals 3.3%
Quaker Chemical Corp.	53,526	8,464,601
Sensient Technologies Corp.	62,781	4,309,916
		12,774,517
Commercial Services & Supplies 3.9%
Brink's Co.	54,513	4,521,853
MSA Safety, Inc.	49,994	5,454,845
Ritchie Brothers Auctioneers, Inc.	127,084	5,070,652
		15,047,350
Communications Equipment 0.7%
Lumentum Holdings, Inc. (a)	54,316	2,909,165

Construction Materials 1.2%
Summit Materials, Inc., Class A (a)	204,653	4,543,297

Consumer Finance 1.1%
FirstCash, Inc.	48,219	4,420,236

Distributors 1.1%
Pool Corp.	20,921	4,219,766

Diversified Consumer Services 0.8%
Chegg, Inc. (a)	105,067	3,146,757

Diversified Telecommunication Services 0.7%
Bandwidth, Inc., Class A (a)	42,496	2,766,914

Electrical Equipment 1.1%
Thermon Group Holdings, Inc. (a)	189,494	4,354,572

Electronic Equipment, Instruments & Components 3.5%
Cognex Corp.	110,260	5,417,074
Coherent, Inc. (a)	35,297	5,425,855
II-VI, Inc. (a)	74,448	2,621,314
		13,464,243
Equity Real Estate Investment Trusts 1.9%
EastGroup Properties, Inc.	23,755	2,969,850
Seritage Growth Properties, Class A (b)	105,655	4,489,281
		7,459,131
Food & Staples Retailing 1.0%
Casey's General Stores, Inc.	23,794	3,834,641

Food Products 1.4%
Freshpet, Inc. (a)	52,723	2,624,024
Simply Good Foods Co. (a)	99,683	2,889,810
		5,513,834
Health Care Equipment & Supplies 7.4%
CONMED Corp.	23,464	2,256,064
Haemonetics Corp. (a)	37,509	4,731,385
Insulet Corp. (a)	30,767	5,074,401
Novocure, Ltd. (a)	52,320	3,912,490
NuVasive, Inc. (a)	43,336	2,746,636
Penumbra, Inc. (a)(b)	14,715	1,979,020
Quidel Corp. (a)	38,398	2,355,717
Tandem Diabetes Care, Inc. (a)	62,038	3,659,001
Wright Medical Group N.V. (a)	91,272	1,882,942
		28,597,656
Health Care Providers & Services 2.0%
Amedisys, Inc. (a)	16,735	2,192,453
AMN Healthcare Services, Inc. (a)	43,952	2,529,877
BioTelemetry, Inc. (a)	30,873	1,257,457
HealthEquity, Inc. (a)	34,002	1,943,044
		7,922,831
Health Care Technology 2.3%
Health Catalyst, Inc. (a)	55,330	1,750,641
Omnicell, Inc. (a)	43,846	3,168,750
Teladoc Health, Inc. (a)(b)	60,837	4,119,882
		9,039,273
Hotels, Restaurants & Leisure 4.8%
Everi Holdings, Inc. (a)	471,109	3,985,582
Lindblad Expeditions Holdings, Inc. (a)	132,883	2,227,119
Penn National Gaming, Inc. (a)	216,683	4,035,721
Planet Fitness, Inc., Class A (a)	90,312	5,226,356
Wingstop, Inc.	38,936	3,398,334
		18,873,112
Household Durables 2.0%
LGI Homes, Inc. (a)	11,674	972,677
Universal Electronics, Inc. (a)	133,242	6,782,018
		7,754,695
Insurance 0.7%
eHealth, Inc. (a)	42,303	2,825,417

Internet & Direct Marketing Retail 0.8%
Revolve Group, Inc. (a)(b)	132,159	3,088,556

IT Services 1.6%
Evo Payments, Inc., Class A (a)	100,539	2,827,157
Verra Mobility Corp. (a)	227,116	3,259,114
		6,086,271
Leisure Products 1.0%
Yeti Holdings, Inc. (a)(b)	145,452	4,072,656

Life Sciences Tools & Services 1.4%
NeoGenomics, Inc. (a)	183,838	3,514,983
PRA Health Sciences, Inc. (a)	20,497	2,033,917
		5,548,900
Machinery 6.0%
Chart Industries, Inc. (a)	89,171	5,560,704
John Bean Technologies Corp.	59,625	5,928,514
Kennametal, Inc.	75,699	2,326,987
Kornit Digital, Ltd. (a)	85,012	2,616,669
Woodward, Inc.	63,125	6,806,769
		23,239,643
Media 1.0%
Sinclair Broadcast Group, Inc., Class A	94,454	4,036,964

Oil, Gas & Consumable Fuels 1.1%
Viper Energy Partners, L.P.	148,426	4,106,947

Pharmaceuticals 2.0%
Cymabay Therapeutics, Inc. (a)	150,830	772,249
Horizon Therapeutics PLC (a)	135,418	3,687,432
Odonate Therapeutics, Inc. (a)	40,032	1,042,033
Zogenix, Inc. (a)	56,442	2,259,938
		7,761,652
Professional Services 0.4%
Insperity, Inc.	16,054	1,583,245

Road & Rail 1.4%
Landstar System, Inc.	47,133	5,306,233

Semiconductors & Semiconductor Equipment 4.9%
Cabot Microelectronics Corp.	29,099	4,109,070
Entegris, Inc.	165,707	7,798,171
Lattice Semiconductor Corp. (a)	182,928	3,344,838
Silicon Laboratories, Inc. (a)	33,322	3,710,405
		18,962,484
Software 10.0%
AppFolio, Inc., Class A (a)	22,859	2,174,805
Cornerstone OnDemand, Inc. (a)	114,771	6,291,746
Everbridge, Inc. (a)	27,847	1,718,439
Guidewire Software, Inc. (a)	48,327	5,092,700
Medallia, Inc. (a)	75,000	2,057,250
Pegasystems, Inc.	86,185	5,864,889
Q2 Holdings, Inc. (a)	47,729	3,764,386
RealPage, Inc. (a)	120,515	7,575,573
SailPoint Technologies Holding, Inc. (a)	112,461	2,101,896
Tenable Holdings, Inc. (a)	105,000	2,349,900
		38,991,584
Specialty Retail 3.1%
Floor & Decor Holdings, Inc., Class A (a)	92,212	4,716,644
Genesco, Inc. (a)	50,943	2,038,739
MarineMax, Inc. (a)	203,397	3,148,586
National Vision Holdings, Inc. (a)	82,764	1,992,129
		11,896,098
Textiles, Apparel & Luxury Goods 2.1%
Canada Goose Holdings, Inc. (a)(b)	65,860	2,895,864
Steven Madden, Ltd.	150,135	5,373,332
		8,269,196
Thrifts & Mortgage Finance 1.0%
NMI Holdings, Inc., Class A (a)	149,691	3,930,886
Total Common Stocks (Cost $320,684,921)		378,842,469

Short-Term Investments 5.8%
Affiliated Investment Company 3.1%
MainStay U.S. Government Liquidity Fund, 1.81% (c)	12,028,013	12,028,013

Unaffiliated Investment Company 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (c)(d)	10,365,054	10,365,054
Total Short-Term Investments (Cost $22,393,067)		22,393,067
Total Investments (Cost $343,077,988)	103.2%	401,235,536
Other Assets, Less Liabilities	(3.2)	(12,373,923)
Net Assets	100.0%	$388,861,613

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $18,658,702; the total market value of collateral held by the Portfolio was $19,115,082. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $8,750,028.
(c)	Current yield as of September 30, 2019.
(d)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$378,842,469	$—	$—	$378,842,469
Short-Term Investments
Affiliated Investment Company	12,028,013	—	—	12,028,013
Unaffiliated Investment Company	10,365,054	—	—	10,365,054
Total Short-Term Investments	22,393,067	—	—	22,393,067
Total Investments in Securities	$401,235,536	$—	$—	$401,235,536

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Emerging Markets Equity Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks 92.3% †
Argentina 0.1%
MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	1,000	$551,230

Brazil 5.8%
Afya, Ltd., Class A (Diversified Consumer Services) (a)(b)	26,000	666,640
Ambev S.A. (Beverages)	531,900	2,464,308
B3 S.A. - Brasil Bolsa Balcao (Capital Markets)	129,800	1,362,994
Banco BTG Pactual S.A. (Capital Markets)	46,400	653,851
Banco do Brasil S.A. (Banks)	221,800	2,428,353
Banco Inter S.A. (Banks) (a)	40,000	546,336
Banco Santander Brasil S.A. (Banks)	9,800	106,917
BRF S.A. (Food Products) (a)	160,000	1,471,016
Cia Energetica de Minas Gerais (Electric Utilities)	68,500	262,133
Cia Siderurgica Nacional S.A. (Metals & Mining)	293,900	935,823
Construtora Tenda S.A. (Household Durables)	88,400	524,236
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household Durables)	175,700	1,017,000
IRB Brasil Resseguros S.A. (Insurance)	96,000	870,133
JBS S.A. (Food Products)	103,600	817,590
JSL S.A. (Road & Rail)	20,900	86,267
Localiza Rent a Car S.A. (Road & Rail)	100,000	1,094,117
Magazine Luiza S.A. (Multiline Retail)	70,000	624,027
MRV Engenharia e Participacoes S.A. (Household Durables)	125,500	532,815
Notre Dame Intermedica Participacoes S.A. (Health Care Providers & Services)	65,000	848,687
Petrobras Distribuidora S.A. (Specialty Retail)	128,400	850,757
Qualicorp Consultoria e Corretora de Seguros S.A. (Health Care Providers & Services)	77,100	577,097
Rumo S.A. (Road & Rail) (a)	175,000	1,031,902
Ser Educacional S.A. (Diversified Consumer Services) (c)	37,400	201,449
Smiles Fidelidade S.A. (Media)	40,400	369,487
Vale S.A. (Metals & Mining) (a)	148,075	1,701,725
Wiz Solucoes e Corretagem de Seguros S.A. (Insurance)	201,200	539,929
		22,585,589
Chile 0.0% ‡
CAP S.A. (Metals & Mining)	8,727	76,002

China 31.4%
Agricultural Bank of China, Ltd., Class H (Banks)	2,858,000	1,119,469
Aier Eye Hospital Group Co., Ltd., Class A (Health Care Providers & Services)	160,177	795,904
Alibaba Group Holding, Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (a)	103,173	17,253,621
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	443,500	2,634,054
ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	140,000	1,158,375
Asia Cement China Holdings Corp. (Construction Materials)	134,000	161,394
BAIC Motor Corp., Ltd., Class H (Automobiles) (c)	1,435,000	886,153
Baidu, Inc., Sponsored ADR (Interactive Media & Services) (a)	13,600	1,397,536
Bank of China, Ltd., Class H (Banks)	4,461,000	1,753,050
Bank of Communications Co., Ltd., Class H (Banks)	1,146,000	748,628
Bank of Shanghai Co., Ltd., Class A (Banks)	350,000	458,436
Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H (Health Care Equipment & Supplies)	43,600	215,839
Beijing Enterprises Water Group, Ltd. (Water Utilities) (a)	2,600,000	1,330,237
Brilliance China Automotive Holdings, Ltd. (Automobiles)	600,000	644,577
China Aoyuan Group, Ltd. (Real Estate Management & Development)	645,000	730,776
China CITIC Bank Corp., Ltd., Class H (Banks)	1,646,000	877,844
China Construction Bank Corp., Class H (Banks)	8,837,100	6,742,521
China Everbright Bank Co., Ltd., Class H (Banks)	1,000	426
China Evergrande Group (Real Estate Management & Development) (a)(b)	480,000	1,022,749
China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment)	90,000	55,233
China International Travel Service Corp., Ltd., Class A (Hotels, Restaurants & Leisure)	39,868	519,741
China Lesso Group Holdings, Ltd. (Building Products)	440,000	416,551
China Life Insurance Co., Ltd., Class H (Insurance)	116,000	268,773
China Lumena New Materials Corp. (Chemicals) (a)(d)(e)(f)	260,000	0
China Medical System Holdings, Ltd. (Pharmaceuticals)	470,000	558,888
China Merchants Bank Co., Ltd., Class H (Banks)	500,000	2,379,525
China Mobile, Ltd. (Wireless Telecommunication Services)	345,000	2,854,568
China Overseas Land & Investment, Ltd. (Real Estate Management & Development)	690,000	2,170,088
China Pacific Insurance Group Co., Ltd., Class H (Insurance)	185,600	681,996
China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	642,000	381,709
China Resources Power Holdings Co., Ltd. (Independent Power & Renewable Electricity Producers)	752,000	912,451
China State Construction International Holdings, Ltd. (Construction & Engineering)	800,000	752,261
China Telecom Corp., Ltd., Class H (Diversified Telecommunication Services)	2,432,000	1,107,754
China Tower Corp., Ltd., Class H (Diversified Telecommunication Services) (c)	1,500,000	340,661
China Vanke Co., Ltd., Class H (Real Estate Management & Development)	108,800	378,968
China Zhongwang Holdings, Ltd. (Metals & Mining)	757,600	308,349
CITIC Securities Co., Ltd., Class H (Capital Markets)	413,000	773,548
CITIC, Ltd. (Industrial Conglomerates)	897,000	1,133,024
CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	2,461,000	3,755,382
Contemporary Amperex Technology Co., Ltd., Class A (Electrical Equipment)	49,983	500,642
COSCO Shipping Energy Transportation Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	548,000	242,617
Country Garden Holdings Co., Ltd. (Real Estate Management & Development)	262,000	331,942
Country Garden Services Holdings Co., Ltd. (Commercial Services & Supplies)	380,183	1,096,257
ENN Energy Holdings, Ltd. (Gas Utilities)	80,000	827,794
Geely Automobile Holdings, Ltd. (Automobiles)	340,000	576,955
Great Wall Motor Co., Ltd., Class H (Automobiles) (b)	626,500	419,654
Haitong Securities Co., Ltd., Class H (Capital Markets)	652,800	684,642
Hangzhou Tigermed Consulting Co., Ltd., Class A (Life Sciences Tools & Services)	84,919	738,152
Huadian Power International Corp., Ltd., Class H (Independent Power & Renewable Electricity Producers)	1,048,000	398,464
Hundsun Technologies, Inc., Class A (Software)	89,773	929,749
Industrial & Commercial Bank of China, Ltd., Class H (Banks)	5,099,000	3,415,511
JD.com, Inc., ADR (Internet & Direct Marketing Retail) (a)	69,394	1,957,605
JinkoSolar Holding Co., Ltd., ADR (Semiconductors & Semiconductor Equipment) (a)	25,700	409,915
Jumei International Holding, Ltd., ADR (Internet & Direct Marketing Retail) (a)(b)	77,300	163,876
Kweichow Moutai Co., Ltd., Class A (Beverages)	4,985	803,086
Longfor Group Holdings, Ltd. (Real Estate Management & Development) (c)	261,000	975,707
Longi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)	180,422	662,959
Luxshare Precision Industry Co., Ltd., Class A (Electronic Equipment, Instruments & Components)	199,930	749,485
Luye Pharma Group, Ltd. (Pharmaceuticals) (b)(c)	1,235,500	881,183
Meituan Dianping, Class B (Internet & Direct Marketing Retail) (a)	40,000	408,793
Metallurgical Corp. of China, Ltd., Class H (Construction & Engineering)	519,000	116,544
Momo, Inc., Sponsored ADR (Interactive Media & Services)	13,100	405,838
NetEase, Inc., ADR (Entertainment)	4,000	1,064,720
PetroChina Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	1,130,000	581,025
PICC Property & Casualty Co., Ltd., Class H (Insurance)	788,000	919,938
Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail) (a)	16,000	515,520
Ping An Bank Co., Ltd., Class A (Banks)	699,946	1,528,656
Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	710,000	8,157,432
Prosus N.V. (Internet & Direct Marketing Retail) (a)	14,000	1,027,714
Qudian, Inc., Sponsored ADR (Consumer Finance) (a)	19,300	132,977
Sany Heavy Industry Co., Ltd., Class A (Machinery)	509,906	1,020,041
Shandong Gold Mining Co., Ltd., Class H (Metals & Mining) (c)	220,000	545,109
Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	3,487,000	529,432
Silergy Corp. (Semiconductors & Semiconductor Equipment)	45,000	1,115,409
Sinopec Engineering Group Co., Ltd., Class H (Construction & Engineering)	950,000	596,348
Sinotruk Hong Kong, Ltd. (Machinery)	627,000	929,576
Springland International Holdings, Ltd. (Food & Staples Retailing)	390,000	76,381
Sunac China Holdings, Ltd. (Real Estate Management & Development)	130,000	522,475
Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	97,000	1,425,724
TAL Education Group, ADR (Diversified Consumer Services) (a)	26,000	890,240
TCL Electronics Holdings, Ltd. (Household Durables)	205,000	102,792
Tencent Holdings, Ltd. (Interactive Media & Services)	409,900	17,268,967
Uni-President China Holdings, Ltd. (Food Products)	251,000	270,929
Vipshop Holdings, Ltd., ADR (Internet & Direct Marketing Retail) (a)	62,800	560,176
Want Want China Holdings, Ltd. (Food Products)	600,000	479,988
Weichai Power Co., Ltd., Class H (Machinery)	655,000	944,346
Weiqiao Textile Co., Ltd., Class H (Textiles, Apparel & Luxury Goods)	248,000	65,182
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(c)	45,000	459,318
Yanzhou Coal Mining Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	128,000	129,997
Yihai International Holding, Ltd. (Food Products) (a)	90,000	535,106
Yonyou Network Technology Co., Ltd., Class A (Software)	119,944	519,034
Yuexiu Property Co., Ltd. (Real Estate Management & Development)	934,000	202,585
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	17,606	799,841
		121,295,407
Colombia 0.7%
Bancolombia S.A., Sponsored ADR (Banks)	20,000	989,000
Corp. Financiera Colombiana S.A. (Diversified Financial Services) (a)	3,984	32,101
Ecopetrol S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	20,000	340,600
Geopark, Ltd. (Oil, Gas & Consumable Fuels) (a)	42,000	773,220
Interconexion Electrica S.A. E.S.P. (Electric Utilities)	115,365	604,672
		2,739,593
Egypt 0.3%
Commercial International Bank Egypt S.A.E., GDR (Banks)	230,000	1,059,150

Greece 0.1%
FF Group (Textiles, Apparel & Luxury Goods) (a)(e)(f)	19,000	49,702
Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	18,395	429,463
		479,165
Hong Kong 0.5%
Ajisen China Holdings, Ltd. (Hotels, Restaurants & Leisure)	117,000	32,692
China Metal Recycling Holdings, Ltd. (Metals & Mining) (a)(d)(e)(f)	75,000	0
China Resources Cement Holdings, Ltd. (Construction Materials)	448,000	449,275
CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	180,000	361,483
SSY Group, Ltd. (Pharmaceuticals)	1,200,000	949,258
		1,792,708

Hungary 0.3%
OTP Bank Nyrt. (Banks)	24,798	1,032,435

India 7.7%
Adani Ports & Special Economic Zone, Ltd. (Transportation Infrastructure)	200,000	1,171,178
Asian Paints, Ltd. (Chemicals)	9,279	230,964
Aurobindo Pharma, Ltd. (Pharmaceuticals)	5,276	43,783
Axis Bank, Ltd. (Banks)	119,735	1,156,991
Bajaj Finance, Ltd. (Consumer Finance)	41,344	2,362,079
Bharti Infratel, Ltd. (Diversified Telecommunication Services)	132,183	481,776
Coal India, Ltd. (Oil, Gas & Consumable Fuels)	199,081	561,408
GAIL India, Ltd. (Gas Utilities)	52,625	99,467
Graphite India, Ltd. (Electrical Equipment)	74,766	307,636
HCL Technologies, Ltd. (IT Services)	19,234	292,749
Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	129,017	550,339
Hindustan Unilever, Ltd. (Household Products)	21,732	608,687
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	106,670	2,975,808
ICICI Bank, Ltd. (Banks)	12,284	75,192
Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	35,833	129,440
Indian Oil Corp., Ltd. (Oil, Gas & Consumable Fuels)	280,763	584,157
Infosys, Ltd. (IT Services)	318,074	3,609,418
InterGlobe Aviation, Ltd. (Airlines) (c)	3,062	81,360
ITC, Ltd. (Tobacco)	118,637	433,827
LIC Housing Finance, Ltd. (Thrifts & Mortgage Finance)	11,622	61,694
Maruti Suzuki India, Ltd. (Automobiles)	4,500	425,434
NTPC, Ltd. (Independent Power & Renewable Electricity Producers)	345,761	574,001
Oil & Natural Gas Corp., Ltd. (Oil, Gas & Consumable Fuels)	314,171	584,066
Petronet LNG, Ltd. (Oil, Gas & Consumable Fuels)	704,680	2,585,296
Power Grid Corp. of India, Ltd. (Electric Utilities)	218,378	614,747
PVR, Ltd. (Entertainment)	30,000	781,105
REC, Ltd. (Diversified Financial Services)	257,304	446,577
Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	229,297	4,314,234
Sonata Software, Ltd. (IT Services)	9,126	42,405
State Bank of India (Banks) (a)	65,000	248,558
Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	27,847	153,442
Tata Consultancy Services, Ltd. (IT Services)	29,834	882,785
Titan Co., Ltd. (Textiles, Apparel & Luxury Goods)	60,000	1,079,459
United Spirits, Ltd. (Beverages) (a)	9,676	90,973
UPL, Ltd. (Chemicals)	10,278	87,198
Vedanta, Ltd. (Metals & Mining)	471,765	1,024,494
Zensar Technologies, Ltd. (Software)	19,817	61,267
		29,813,994
Indonesia 1.9%
Bank Rakyat Indonesia Persero Tbk PT (Banks)	10,600,000	3,076,576
PT Bank Negara Indonesia Persero Tbk (Banks)	716,400	370,943
PT Bank Rakyat Indonesia Persero Tbk (Banks)	2,949,900	856,188
PT Gudang Garam Tbk (Tobacco)	78,300	288,902
PT Indofood Sukses Makmur Tbk (Food Products)	2,443,800	1,325,626
PT Matahari Department Store Tbk (Multiline Retail)	535,200	129,323
Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	3,750,000	1,138,605
		7,186,163
Malaysia 0.9%
AMMB Holdings BHD (Banks)	607,900	601,076
Dialog Group BHD (Energy Equipment & Services)	2,050,000	1,664,676
IOI Properties Group BHD (Real Estate Management & Development)	297,400	80,974
Malaysian Pacific Industries BHD (Semiconductors & Semiconductor Equipment)	29,700	64,834
MISC BHD (Marine)	102,500	190,948
Telekom Malaysia BHD (Diversified Telecommunication Services)	1,098,100	944,151
		3,546,659
Mexico 2.1%
Aleatica, S.A.B. de C.V. (Transportation Infrastructure)	79,600	79,705
America Movil S.A.B. de C.V., Series L (Wireless Telecommunication Services)	2,215,500	1,645,851
Credito Real S.A.B. de C.V. (Consumer Finance) (b)	84,200	95,874
Fibra Uno Administracion S.A. de C.V. (Equity Real Estate Investment Trusts)	723,000	1,059,184
Grupo Financiero Banorte S.A.B. de C.V., Class O (Banks)	370,000	1,994,183
Grupo Mexico S.A.B. de C.V., Series B (Metals & Mining)	322,000	754,988
Kimberly-Clark de Mexico S.A.B. de C.V., Class A (Household Products) (a)	684,800	1,376,263
Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	320,000	948,454
		7,954,502
Peru 0.5%
Credicorp, Ltd. (Banks)	4,500	937,980
Southern Copper Corp. (Metals & Mining)	26,000	887,380
		1,825,360
Philippines 1.6%
Alliance Global Group, Inc. (Industrial Conglomerates)	2,113,400	444,454
Ayala Land, Inc. (Real Estate Management & Development)	2,000,000	1,908,161
Cebu Air, Inc. (Airlines)	45,600	79,182
First Gen Corp. (Independent Power & Renewable Electricity Producers)	408,700	193,981
Globe Telecom, Inc. (Wireless Telecommunication Services)	23,266	821,470
GT Capital Holdings, Inc. (Industrial Conglomerates)	55,000	893,498
International Container Terminal Services, Inc. (Transportation Infrastructure)	80,440	186,860
PLDT, Inc. (Wireless Telecommunication Services)	27,240	594,939
Universal Robina Corp. (Food Products)	380,000	1,143,739
		6,266,284
Poland 1.1%
Asseco Poland S.A. (Software)	33,065	420,929
CD Projekt S.A. (Entertainment)	24,000	1,456,722
Cyfrowy Polsat S.A. (Media)	47,403	312,308
Dino Polska S.A. (Food & Staples Retailing) (a)(c)	35,000	1,370,290
Enea S.A. (Electric Utilities) (a)	160,605	344,231
PLAY Communications S.A. (Wireless Telecommunication Services) (c)	78,879	540,927
		4,445,407
Republic of Korea 12.3%
AfreecaTV Co., Ltd. (Interactive Media & Services)	1,048	56,249
BH Co., Ltd. (Electronic Equipment, Instruments & Components) (a)	19,428	310,224
Celltrion, Inc. (Biotechnology) (a)	1,539	211,007
Daeduck Electronics Co. (Electronic Equipment, Instruments & Components)	3,830	34,741
Daelim Industrial Co., Ltd. (Construction & Engineering)	11,699	1,017,177
DB HiTek Co., Ltd. (Semiconductors & Semiconductor Equipment)	38,473	514,624
Dio Corp. (Health Care Equipment & Supplies) (a)	5,063	169,098
Dongwon Industries Co., Ltd. (Food Products)	792	142,026
Eugene Corp. (Construction Materials)	31,002	125,962
Hana Financial Group, Inc. (Banks)	27,903	822,289
Hanon Systems (Auto Components)	45,000	451,448
HDC Hyundai Development Co.-Engineering & Construction, Class E (Construction & Engineering)	26,620	731,068
Hyundai Glovis Co., Ltd. (Air Freight & Logistics)	1,608	209,713
Hyundai Mobis Co., Ltd. (Auto Components)	6,388	1,345,798
Hyundai Motor Co. (Automobiles)	9,000	1,008,235
Industrial Bank of Korea (Banks)	56,530	623,832
Kakao Corp. (Interactive Media & Services)	17,044	1,930,746
KB Financial Group, Inc. (Banks)	31,175	1,112,881
Kia Motors Corp. (Automobiles)	75,947	2,895,275
Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,000	445,931
Korea Investment Holdings Co., Ltd. (Capital Markets)	47,355	2,981,091
KT&G Corp. (Tobacco)	3,872	341,509
LG Household & Health Care, Ltd. (Personal Products)	900	983,405
Meritz Securities Co., Ltd. (Capital Markets)	139,699	589,792
NAVER Corp. (Interactive Media & Services)	9,526	1,250,329
NCSoft Corp. (Entertainment)	2,800	1,219,580
Partron Co., Ltd. (Electronic Equipment, Instruments & Components)	51,724	553,499
POSCO (Metals & Mining)	7,917	1,502,453
Posco International Corp. (Trading Companies & Distributors)	46,993	750,379
Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	361,290	14,815,261
Samsung Engineering Co., Ltd. (Construction & Engineering) (a)	105,000	1,474,731
Samsung SDI Co., Ltd. (Electronic Equipment, Instruments & Components)	7,400	1,379,593
Shinhan Financial Group Co., Ltd. (Banks)	15,687	548,189
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	62,113	4,268,435
SK Materials Co., Ltd. (Chemicals)	3,500	487,188
Soulbrain Co., Ltd. (Chemicals)	2,585	157,760
		47,461,518
Romania 0.0% ‡
NEPI Rockcastle PLC (Real Estate)	4,351	38,135

Russia 5.0%
Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	302,492	2,087,195
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	12,371	1,023,453
Magnit PJSC, GDR (Food & Staples Retailing)	47,905	625,879
Magnitogorsk Iron & Steel Works PJSC, Registered, Sponsored GDR (Metals & Mining)	17,137	132,812
MMC Norilsk Nickel PJSC (Metals & Mining)	2,500	642,664
MMC Norilsk Nickel PJSC, ADR(Metals & Mining)	56,205	1,438,286
Polymetal International PLC (Metals & Mining)	115,000	1,611,939
Polyus PJSC (Metals & Mining)	11,000	1,271,390
Qiwi PLC, Sponsored ADR (IT Services)	25,000	548,750
Sberbank of Russia PJSC, Sponsored ADR (Banks)	149,811	2,118,702
Severstal PJSC, Registered, GDR (Metals & Mining)	36,175	519,111
Surgutneftegas PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	159,912	855,529
Tatneft PJSC (Oil, Gas & Consumable Fuels)	120,000	1,278,730
TCS Group Holding PLC (Banks)	114,946	2,011,555
X5 Retail Group N.V., GDR (Food & Staples Retailing)	47,000	1,644,060
Yandex N.V., Class A (Interactive Media & Services) (a)	45,000	1,575,450
		19,385,505
South Africa 4.7%
Absa Group, Ltd. (Banks)	61,664	622,422
African Rainbow Minerals, Ltd. (Metals & Mining)	4,819	44,782
Anglo American Platinum, Ltd. (Metals & Mining)	10,231	616,785
AngloGold Ashanti, Ltd. (Metals & Mining)	136,194	2,554,727
Ascendis Health, Ltd. (Pharmaceuticals) (a)	217,670	61,083
Assore, Ltd. (Metals & Mining)	4,864	81,916
Capitec Bank Holdings, Ltd. (Banks)	20,000	1,700,152
DataTec, Ltd. (Electronic Equipment, Instruments & Components)	86,405	190,496
Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	112,281	968,234
Kumba Iron Ore, Ltd. (Metals & Mining)	2,424	59,935
Liberty Holdings, Ltd. (Insurance)	65,011	482,485
MTN Group, Ltd. (Wireless Telecommunication Services)	138,150	878,431
Naspers, Ltd. (Internet & Direct Marketing Retail)	40,477	6,133,822
Nedbank Group, Ltd. (Banks)	12,796	191,640
Old Mutual, Ltd. (Insurance)	170,969	218,213
Standard Bank Group, Ltd. (Banks)	223,707	2,580,348
Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	192,993	899,530
		18,285,001
Spain 0.0% ‡
Banco Santander S.A. (Banks) (a)	31,374	127,665

Taiwan 11.0%
Accton Technology Corp. (Communications Equipment)	270,000	1,422,908
Airtac International Group (Machinery)	75,000	893,246
Arcadyan Technology Corp. (Communications Equipment)	177,000	523,164
Asia Cement Corp. (Construction Materials)	711,000	992,322
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	35,000	890,103
Center Laboratories, Inc. (Pharmaceuticals)	272,687	523,849
Chailease Holding Co., Ltd. (Diversified Financial Services)	578,812	2,332,076
Chicony Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	110,000	324,066
CTBC Financial Holding Co., Ltd. (Banks)	1,538,000	1,021,219
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	30,000	128,125
E.Sun Financial Holding Co., Ltd. (Banks)	1,871,443	1,583,438
Feng TAY Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods)	27,700	198,657
Formosa Plastics Corp. (Chemicals)	200,000	609,196
Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	95,000	103,499
Giant Manufacturing Co., Ltd. (Leisure Products)	160,000	1,088,172
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	265,892	627,352
International Games System Co., Ltd. (Entertainment)	36,000	451,385
Largan Precision Co., Ltd. (Electronic Equipment, Instruments & Components)	1,500	215,153
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	67,000	796,887
Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	223,000	578,623
Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	58,000	332,769
Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	52,000	463,440
Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	776,000	994,246
Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	118,000	450,708
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	90,000	667,215
Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods) (a)	327,600	706,424
Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)	173,000	458,367
Taishin Financial Holding Co., Ltd. (Banks)	372,000	166,069
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	1,915,000	16,789,312
Taiwan Surface Mounting Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	160,000	379,055
TCI Co., Ltd. (Personal Products)	8,724	87,874
Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	32,000	115,006
Uni-President Enterprises Corp. (Food Products)	490,000	1,181,389
Unitech Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	475,000	541,225
United Integrated Services Co., Ltd. (Construction & Engineering)	52,000	275,718
Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	115,000	646,827
Wei Chuan Foods Corp. (Food Products)	580,000	472,046
Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	113,000	1,014,375
Yuanta Financial Holding Co., Ltd. (Capital Markets)	1,471,000	877,162
Zhen Ding Technology Holding, Ltd. (Electronic Equipment, Instruments & Components)	161,000	576,029
		42,498,696
Thailand 3.6%
Advanced Info Service PCL, NVDR (Wireless Telecommunication Services)	396,000	2,848,455
Airports of Thailand PCL, NVDR (Transportation Infrastructure)	280,000	684,322
Charoen Pokphand Foods PCL, NVDR (Food Products)	1,165,000	999,877
CP ALL PCL, NVDR (Food & Staples Retailing)	660,000	1,753,310
Energy Absolute PCL, NVDR (Independent Power & Renewable Electricity Producers)	820,000	1,286,905
JMT Network Services PCL, NVDR (Commercial Services & Supplies)	254,200	147,941
Krung Thai Bank PCL, NVDR (Banks)	1,697,700	954,731
Major Cineplex Group PCL, NVDR (Entertainment)	176,200	137,688
PTG Energy PCL, NVDR (Specialty Retail)	932,800	573,374
PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	233,400	923,374
PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	501,000	757,602
Ratchaburi Group PCL, NVDR (Independent Power & Renewable Electricity Producers)	408,600	955,204
Srisawad Corp. PCL, NVDR (Consumer Finance)	860,000	1,609,776
Thai Union Group PCL, NVDR (Food Products)	713,700	389,694
Vinythai PCL, NVDR (Chemicals)	42,800	34,425
		14,056,678
Turkey 0.5%
Turkiye Garanti Bankasi A/S (Banks) (a)	1,000,000	1,808,040

United Arab Emirates 0.2%
NMC Health PLC (Health Care Providers & Services) (b)	27,000	899,661

Total Common Stocks (Cost $351,994,121)		357,210,547
Exchange-Traded Funds 2.0%
United States 2.0%
iShares MSCI Emerging Markets ETF (Capital Markets)	29,525	1,206,687
iShares MSCI Qatar ETF (Capital Markets)	79,534	1,396,617
iShares MSCI India ETF (Exchange-Traded Funds)	49,703	1,668,529
Xtrackers Harvest CSI 300 China A-Shares ETF (Capital Markets) (a)(b)	53,745	1,455,952
iShares MSCI Saudi Arabia ETF (Capital Markets)	52,396	1,597,030
iShares Core MSCI Emerging Markets ETF (Capital Markets)	6,047	296,424
Total Exchange-Traded Funds (Cost $8,000,181)		7,621,239
Preferred Stocks 4.3%
Brazil 3.1%
Banco Bradesco S.A. 3.04% (Banks)	135,400	1,105,372
Centrais Eletricas Brasileiras S.A. 3.47%, Class B (Electric Utilities)	90,000	910,191
Cia Energetica de Minas Gerais 4.31% (Electric Utilities)	217,100	748,756
Cia Paranaense de Energia 2.89%, Class B (Electric Utilities)	44,100	526,553
Itau Unibanco Holding S.A. 5.20% (Banks)	355,795	2,999,675
Petroleo Brasileiro S.A. 4.28% (Oil, Gas & Consumable Fuels)	701,400	4,650,735
Telefonica Brasil S.A. 6.98% (Diversified Telecommunication Services)	69,600	920,306
		11,861,588
Republic of Korea 1.2%
Hyundai Motor Co. 5.06% (Automobiles)	8,786	623,610
Hyundai Motor Co. 5.53% (Automobiles)	14,775	943,703
LG Household & Health Care, Ltd. 1.25% (Personal Products)	469	302,302
Samsung Electronics Co., Ltd. 2.68% (Technology Hardware, Storage & Peripherals)	90,721	2,995,845
		4,865,460
Total Preferred Stocks (Cost $16,509,703)		16,727,048
Short-Term Investments 1.5%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 1.81% (g)	3,405,723	3,405,723

Unaffiliated Investment Company 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (g)(h)	2,188,303	2,188,303

Total Short-Term Investments (Cost $5,594,026)		5,594,026
Total Investments (Cost $382,098,031)	100.1%	387,152,860
Other Assets, Less Liabilities	(0.1)	(244,440)
Net Assets	100.0%	$386,908,420

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $3,865,789; the total market value of collateral held by the Portfolio was $4,042,798. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,854,495.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, the total market value of fair valued securities was $49,702, which represented less than one-tenth of a percent of the Portfolio's net assets.
(f)	Illiquid security - As of September 30, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $49,702, which represented less than one-tenth of a percent of the Portfolio's net assets.
(g)	Current yield as of September 30, 2019.
(h)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts

As of September 30, 2019, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	940,947	USD	132,085	State Street Bank and Trust*	10/8/19	$(271)

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CNY	—Chinese Yuan Renminbi
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PCL	—Provision for Credit Losses
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks (b)	$357,160,845	$49,702	$0	$357,210,547
Exchange-Traded Funds	7,621,239	—	—	7,621,239
Preferred Stocks	16,727,048	—	—	16,727,048
Short-Term Investments
Affiliated Investment Company	3,405,723	—	—	3,405,723
Unaffiliated Investment Company	2,188,303	—	—	2,188,303
Total Short-Term Investments	5,594,026	—	—	5,594,026
Total Investments in Securities	$387,103,158	$49,702	$0	$387,152,860

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(271)	$—	$(271)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $0 and $0 are held in China and Hong Kong, respectively, within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of September 30, 2019
Common Stocks
China	$0	$-	$-	$-	$-	$-	$-	$-	$0	$-
Hong Kong	0	-	-	-	-	-	-	-	0	-
Total	$0	$-	$-	$-	$-	$-	$-	$-	$0	$-

MainStay VP Epoch U.S. Equity Yield Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks 97.5% †
Aerospace & Defense 4.3%
Boeing Co.	19,231	$7,316,819
General Dynamics Corp.	39,262	7,174,345
Lockheed Martin Corp.	33,474	13,056,868
Raytheon Co.	35,256	6,916,875
United Technologies Corp.	60,897	8,313,658
		42,778,565
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	54,086	6,480,585
Banks 4.5%
BB&T Corp.	237,978	12,700,886
M&T Bank Corp.	51,291	8,102,439
People's United Financial, Inc.	397,832	6,220,103
U.S. Bancorp	206,729	11,440,383
Wells Fargo & Co.	125,800	6,345,352
		44,809,163
Beverages 3.7%
Coca-Cola Co.	197,514	10,752,662
Coca-Cola European Partners PLC	178,684	9,908,028
Molson Coors Brewing Co., Class B	96,553	5,551,798
PepsiCo., Inc.	78,925	10,820,617
		37,033,105
Biotechnology 1.8%
AbbVie, Inc.	118,989	9,009,847
Amgen, Inc.	48,076	9,303,187
		18,313,034
Capital Markets 2.5%
BlackRock, Inc.	23,638	10,534,039
CME Group, Inc.	67,736	14,315,326
		24,849,365
Chemicals 2.3%
Dow, Inc.	143,829	6,853,452
LyondellBasell Industries N.V., Class A	84,134	7,527,469
Nutrien, Ltd.	184,786	9,217,125
		23,598,046
Commercial Services & Supplies 2.2%
Republic Services, Inc.	124,445	10,770,715
Waste Management, Inc.	101,998	11,729,770
		22,500,485
Communications Equipment 1.2%
Cisco Systems, Inc.	252,000	12,451,320

Containers & Packaging 0.7%
Amcor PLC	671,868	6,550,713

Distributors 0.5%
Genuine Parts Co.	52,083	5,186,946

Diversified Telecommunication Services 4.1%
AT&T, Inc.	389,096	14,723,393
BCE, Inc.	175,641	8,502,781
Verizon Communications, Inc.	301,679	18,209,344
		41,435,518
Electric Utilities 10.3%
Alliant Energy Corp.	118,188	6,373,879
American Electric Power Co., Inc.	121,689	11,401,042
Duke Energy Corp.	161,056	15,438,828
Entergy Corp.	159,889	18,764,573
Evergy, Inc.	129,005	8,586,573
Eversource Energy	108,693	9,289,991
FirstEnergy Corp.	327,005	15,771,451
Pinnacle West Capital Corp.	81,730	7,933,531
PPL Corp.	310,093	9,764,829
		103,324,697
Electrical Equipment 2.6%
Eaton Corp. PLC	167,065	13,891,455
Emerson Electric Co.	177,883	11,893,257
		25,784,712
Equity Real Estate Investment Trusts 3.2%
Iron Mountain, Inc.	295,269	9,563,763
Public Storage	25,598	6,278,421
Welltower, Inc.	183,911	16,671,532
		32,513,716
Food & Staples Retailing 1.2%
Walmart, Inc.	104,967	12,457,484

Health Care Equipment & Supplies 1.0%
Medtronic PLC	90,945	9,878,446

Health Care Providers & Services 1.4%
CVS Health Corp.	97,355	6,140,180
UnitedHealth Group, Inc.	35,657	7,748,979
		13,889,159
Hotels, Restaurants & Leisure 2.9%
Brinker International, Inc.	136,617	5,829,447
Darden Restaurants, Inc.	10,905	1,289,189
Las Vegas Sands Corp.	198,844	11,485,230
McDonald's Corp.	50,408	10,823,102
		29,426,968
Household Durables 0.7%
Leggett & Platt, Inc.	159,453	6,528,006

Household Products 3.2%
Colgate-Palmolive Co.	76,121	5,595,655
Kimberly-Clark Corp.	81,519	11,579,774
Procter & Gamble Co.	116,986	14,550,718
		31,726,147
Industrial Conglomerates 2.0%
3M Co.	53,285	8,760,054
Honeywell International, Inc.	64,102	10,846,058
		19,606,112
Insurance 5.6%
Allianz S.E., Sponsored ADR	453,120	10,512,384
Arthur J. Gallagher & Co.	169,340	15,167,784
Marsh & McLennan Cos., Inc.	68,523	6,855,726
MetLife, Inc.	297,672	14,038,212
Travelers Cos., Inc.	64,979	9,661,727
		56,235,833
IT Services 1.9%
Automatic Data Processing, Inc.	34,855	5,626,294
International Business Machines Corp.	47,275	6,874,730
Paychex, Inc.	76,006	6,291,017
		18,792,041
Metals & Mining 0.6%
Reliance Steel & Aluminum Co.	62,499	6,228,650

Multi-Utilities 5.5%
Ameren Corp.	155,409	12,440,490
CenterPoint Energy, Inc.	207,530	6,263,255
CMS Energy Corp.	115,269	7,371,452
Dominion Energy, Inc.	137,418	11,136,355
NiSource, Inc.	195,110	5,837,691
WEC Energy Group, Inc.	129,856	12,349,306
		55,398,549
Multiline Retail 1.2%
Target Corp.	112,631	12,041,380

Oil, Gas & Consumable Fuels 7.5%
Chevron Corp.	95,752	11,356,187
Enterprise Products Partners, L.P.	382,001	10,917,589
Exxon Mobil Corp.	204,522	14,441,298
Magellan Midstream Partners, L.P.	129,406	8,575,736
Occidental Petroleum Corp.	126,601	5,629,946
Phillips 66	95,352	9,764,045
Royal Dutch Shell PLC, Class A, Sponsored ADR	257,002	15,124,568
		75,809,369
Pharmaceuticals 4.7%
Johnson & Johnson	111,778	14,461,837
Merck & Co., Inc.	208,732	17,571,060
Pfizer, Inc.	434,805	15,622,544
		47,655,441
Semiconductors & Semiconductor Equipment 5.9%
Analog Devices, Inc.	88,608	9,900,172
Broadcom, Inc.	17,227	4,755,858
Intel Corp.	138,268	7,124,950
KLA Corp.	40,464	6,451,985
Maxim Integrated Products, Inc.	116,585	6,751,437
Microchip Technology, Inc.	64,102	5,955,717
Texas Instruments, Inc.	144,229	18,640,156
		59,580,275
Software 1.5%
Microsoft Corp.	109,374	15,206,267

Specialty Retail 1.0%
Home Depot, Inc.	44,471	10,318,161

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.	38,593	8,643,674

Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.	500,727	7,671,138

Tobacco 2.9%
Altria Group, Inc.	239,981	9,815,223
British American Tobacco PLC, Sponsored ADR	239,581	8,840,539
Philip Morris International, Inc.	137,418	10,434,149
		29,089,911
Trading Companies & Distributors 0.6%
Watsco, Inc.	37,259	6,303,478
Total Common Stocks (Cost $856,068,124)		980,096,459

Short-Term Investment 2.3%
Affiliated Investment Company 2.3%

MainStay U.S. Government Liquidity Fund, 1.81% (a)	22,942,685	22,942,685
Total Short-Term Investment (Cost $22,942,685)		22,942,685
Total Investments (Cost $879,010,809)	99.8%	1,003,039,144
Other Assets, Less Liabilities	0.2	2,272,550
Net Assets	100.0%	$1,005,311,694

†	Percentages indicated are based on Portfolio net assets.
(a)	Current yield as of September 30, 2019.

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$980,096,459	$—	$—	$980,096,459
Short-Term Investment
Affiliated Investment Company	22,942,685	—	—	22,942,685
Total Investments in Securities	$1,003,039,144	$—	$—	$1,003,039,144

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Fidelity Institutional AM® Utilities Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks 99.8% †
Electric Utilities 51.9%
American Electric Power Co., Inc.	380,000	$35,602,200
Avangrid, Inc.	432,467	22,596,401
Duke Energy Corp.	590,300	56,586,158
Edison International	1,147,287	86,528,385
Entergy Corp.	529,844	62,182,492
Evergy, Inc.	345,343	22,986,030
Exelon Corp.	2,347,386	113,402,218
FirstEnergy Corp.	1,274,418	61,465,180
NextEra Energy, Inc.	267,733	62,379,112
PPL Corp.	692,195	21,797,220
Southern Co.	1,712,700	105,793,479
		651,318,875
Gas Utilities 6.1%
Atmos Energy Corp.	351,000	39,975,390
Southwest Gas Holdings, Inc.	202,700	18,453,808
UGI Corp.	359,571	18,075,634
		76,504,832
Independent Power & Renewable Electricity Producers 11.0%
AES Corp.	1,410,850	23,053,289
Atlantica Yield PLC (Spain)	155,880	3,755,149
Clearway Energy, Inc., Class C	119,345	2,178,046
NextEra Energy Partners, L.P.	452,817	23,926,851
NRG Energy, Inc.	807,046	31,959,022
Vistra Energy Corp.	2,009,792	53,721,740
		138,594,097
Multi-Utilities 29.7%
CenterPoint Energy, Inc.	2,018,948	60,931,850
CMS Energy Corp.	96,900	6,196,755
Dominion Energy, Inc.	1,705,975	138,252,214
Public Service Enterprise Group, Inc.	987,784	61,321,631
Sempra Energy	691,082	102,010,614
WEC Energy Group, Inc.	46,377	4,410,453
		373,123,517
Oil, Gas & Consumable Fuels 0.6%
Cheniere Energy, Inc. (a)	109,053	6,876,882

Water Utilities 0.5%
SJW Corp.	97,864	6,683,133
Total Common Stocks (Cost $1,024,828,592)		1,253,101,336

Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 1.81% (b)	2,658,558	2,658,558

Total Short-Term Investment (Cost $2,658,558)		2,658,558
Total Investments (Cost $1,027,487,150)	100.0%	1,255,759,894
Other Assets, Less Liabilities	0.0 ‡	82,062
Net Assets	100.0%	$1,255,841,956

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2019.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$1,253,101,336	$—	$—	$1,253,101,336
Short-Term Investment
Affiliated Investment Company	2,658,558	—	—	2,658,558
Total Investments in Securities	$1,255,759,894	$—	$—	$1,255,759,894

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Floating Rate Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 97.2% †
Corporate Bonds 4.2%
Auto Parts & Equipment 0.2%
Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	$400,000	$364,500
Delphi Technologies PLC 5.00%, due 10/1/25 (a)	800,000	708,000
Goodyear Tire & Rubber Co. 4.875%, due 3/15/27 (b)	750,000	739,575
		1,812,075
Building Materials 0.1%
Jeld-Wen, Inc. (a)
4.625%, due 12/15/25	250,000	250,945
4.875%, due 12/15/27	330,000	326,700
		577,645
Chemicals 0.2%
Element Solutions, Inc. 5.875%, due 12/1/25 (a)	1,200,000	1,253,877
Starfruit Finco B.V. / Starfruit U.S. Holdco LLC 8.00%, due 10/1/26 (a)(b)	500,000	500,625
		1,754,502
Chemicals, Plastics & Rubber 0.2%
Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	400,000	402,000
Versum Materials, Inc. 5.50%, due 9/30/24 (a)	1,050,000	1,118,250
		1,520,250
Commercial Services 0.2%
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)	850,000	884,000
Refinitiv U.S. Holdings, Inc. 8.25%, due 11/15/26 (a)	500,000	551,875
		1,435,875
Distribution & Wholesale 0.1%
IAA, Inc. 5.50%, due 6/15/27 (a)	500,000	527,500
KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	350,000	362,250
		889,750
Electric 0.9%
Clearway Energy Operating LLC
5.75%, due 10/15/25	1,630,000	1,617,438
5.75%, due 10/15/25 (a)	1,630,000	1,715,575
NRG Energy, Inc. 7.25%, due 5/15/26	1,300,000	1,423,825
Vistra Energy Corp. 8.125%, due 1/30/26 (a)	1,250,000	1,340,625
Vistra Operations Co. LLC 5.00%, due 7/31/27 (a)	1,500,000	1,544,520
		7,641,983
Environmental Controls 0.2%
Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	800,000	835,000
GFL Environmental, Inc. 8.50%, due 5/1/27 (a)	380,000	421,325
		1,256,325
Food 0.3%
B&G Foods, Inc. 5.25%, due 9/15/27	2,500,000	2,556,500
Post Holdings, Inc. 5.50%, due 12/15/29 (a)	240,000	250,200
		2,806,700
Health Care - Services 0.0% ‡
MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	90,000	82,913

Household Products & Wares 0.0% ‡
Prestige Brands, Inc. 6.375%, due 3/1/24 (a)	300,000	312,000

Housewares 0.0% ‡
Scotts Miracle-Gro Co. 5.25%, due 12/15/26	200,000	210,000

Insurance 0.2%
Acrisure, LLC / Acrisure Finance, Inc. 7.00%, due 11/15/25 (a)	970,000	904,331
GTCR AP Finance, Inc. 8.00%, due 5/15/27 (a)	900,000	924,750
		1,829,081
Machinery - Diversified 0.0% ‡
RBS Global, Inc. / Rexnord LLC 4.875%, due 12/15/25 (a)	300,000	308,220

Media 0.1%
E.W. Scripps Co. 5.125%, due 5/15/25 (a)	500,000	501,250
iHeartCommunications, Inc.
6.375%, due 5/1/26 (b)	105,206	113,622
8.375%, due 5/1/27	190,685	205,997
		820,869
Miscellaneous - Manufacturing 0.1%
Koppers, Inc. 6.00%, due 2/15/25 (a)	500,000	500,315

Oil & Gas 0.0% ‡
EP Energy LLC / Everest Acquistion Finance, Inc. 8.00%, due 2/15/25 (a)	200,000	5,000

Oil & Gas Services 0.0% ‡
USA Compression Partners, L.P. / USA Compression Finance Corp. 6.875%, due 4/1/26	360,000	373,500

Packaging & Containers 0.1%
ARD Finance S.A. 7.125% (7.875% PIK), due 9/15/23 (c)	670,000	690,100
Plastipak Holdings, Inc. 6.25%, due 10/15/25 (a)(b)	220,000	181,500
		871,600
Pharmaceuticals 0.2%
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25	300,000	313,905
6.50%, due 3/15/22	1,000,000	1,033,750
		1,347,655
Pipelines 0.1%
Energy Transfer Operating, L.P. 4.25%, due 3/15/23	600,000	626,858

Real Estate 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (a)(b)	900,000	841,500

Real Estate Investment Trusts 0.0% ‡
Ryman Hospitality Properties, Inc. 4.75%, due 10/15/27 (a)	300,000	308,637

Retail 0.0% ‡
PetSmart, Inc. 5.875%, due 6/1/25 (a)	167,000	166,582

Telecommunications 0.7%
CommScope, Inc. 5.50%, due 3/1/24 (a)	1,500,000	1,543,125
Connect Finco SARL / Connect U.S. Finco LLC 6.75%, due 10/1/26 (a)	2,000,000	2,037,500
ON Semiconductor Corp. 2019 Term Loan B (zero coupon), due 9/19/26	2,500,000	2,509,027
		6,089,652
Trucking & Leasing 0.2%
DAE Funding LLC 5.25%, due 11/15/21 (a)	1,700,000	1,768,000
Total Corporate Bonds (Cost $35,525,662)		36,157,487

Floating Rate Loans 81.5% (d)
Aerospace & Defense 0.7%
Dynasty Acquisition Co., Inc. 2019 Term Loan B1 6.104% (3 Month LIBOR + 4.00%), due 4/6/26	578,089	580,618
Science Applications International Corp. 2018 Term Loan B 3.794% (1 Month LIBOR + 1.75%), due 10/31/25	893,250	892,831
TransDigm, Inc.
2018 Term Loan F 4.544% (1 Month LIBOR + 2.50%), due 6/9/23	3,650,203	3,639,938
2018 Term Loan E 4.544% (3 Month LIBOR + 2.50%), due 5/30/25	985,000	980,382
		6,093,769
Automobile 2.3%
American Axle and Manufacturing, Inc.
Term Loan B 4.27% (1 Month LIBOR + 2.25%), due 4/6/24	1,596,562	1,560,925
Term Loan B 4.53% (3 Month LIBOR + 2.25%), due 4/6/24	396,945	388,085
AP Exhaust Acquisition LLC 1st Lien Term Loan 7.175% (3 Month LIBOR + 5.00%), due 5/10/24	720,380	540,285
Belron Finance U.S. LLC
2018 Term Loan B 4.426% (3 Month LIBOR + 2.25%), due 11/13/25	992,500	996,222
Term Loan B 4.459% (3 Month LIBOR + 2.25%), due 11/7/24	982,500	984,956
Chassix, Inc.
2017 1st Lien Term Loan 7.69% (3 Month LIBOR + 5.50%), due 11/15/23	720,417	686,197
2017 1st Lien Term Loan 8.06% (6 Month LIBOR + 5.50%), due 11/15/23	753,333	717,550
IAA, Inc. Term Loan B 4.313% (1 Month LIBOR + 2.25%), due 6/28/26	2,462,500	2,477,891
KAR Auction Services, Inc. 2019 Term Loan B6 4.313% (1 Month LIBOR + 2.25%), due 9/19/26	1,750,000	1,758,750
L&W, Inc. 2018 Term Loan B 6.044% (1 Month LIBOR + 4.00%), due 5/22/25 (e)	1,784,962	1,722,489
Mavis Tire Express Services Corp.
2018 Delayed Draw Term Loan 3.516% (1 Month LIBOR + 3.00%), due 3/20/25	40,721	39,703
2018 1st Lien Term Loan 5.294% (1 Month LIBOR + 3.25%), due 3/20/25	1,406,107	1,370,954
Tenneco, Inc. 2018 Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 10/1/25	1,836,125	1,721,367
Truck Hero, Inc. 1st Lien Term Loan 5.794% (1 Month LIBOR + 3.75%), due 4/21/24	2,231,958	2,086,881
Wand NewCo 3, Inc. 2019 1st Lien Term Loan 5.542% (1 Month LIBOR + 3.50%), due 2/5/26	2,194,500	2,204,101
		19,256,356
Banking 2.2%
Apollo Commercial Real Estate Finance, Inc. Term Loan B 4.778% (1 Month LIBOR + 2.75%), due 5/15/26	1,496,250	1,490,639
Broadstreet Partners, Inc. 2018 Term Loan B 5.294% (1 Month LIBOR + 3.25%), due 11/8/23	2,566,953	2,567,754
Brookfield Property REIT, Inc. 1st Lien Term Loan B 4.544% (1 Month LIBOR + 2.50%), due 8/27/25	4,455,000	4,384,197
Capital Automotive L.P. 2017 2nd Lien Term Loan 8.044% (1 Month LIBOR + 6.00%), due 3/24/25	2,173,370	2,176,086
Edelman Financial Center LLC 2018 1st Lien Term Loan 5.307% (1 Month LIBOR + 3.25%), due 7/21/25	1,687,250	1,688,757
Forest City Enterprises, L.P. Term Loan B 6.044% (1 Month LIBOR + 4.00%), due 12/7/25	2,582,987	2,592,674
Greenhill & Co., Inc. Term Loan B 5.278% (1 Month LIBOR + 3.25%), due 4/12/24	748,946	740,521
Jane Street Group LLC 2018 Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 8/25/22	1,875,678	1,870,988
Russell Investments U.S. Inst’l Holdco, Inc. Term Loan B 5.294% (1 Month LIBOR + 3.25%), due 6/1/23	974,811	961,711
Trans Union LLC 2018 Term Loan B4 4.044% (1 Month LIBOR + 2.00%), due 6/19/25	444,375	445,671
		18,918,998
Beverage, Food & Tobacco 2.9%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 5.792% (1 Month LIBOR + 3.75%), due 10/1/25	1,588,000	1,591,308
Acosta Holdco, Inc. 2015 Term Loan 7.25% (PRIME + 2.25%), due 9/26/21	2,142,052	665,107
Advantage Sales & Marketing, Inc.
2014 1st Lien Term Loan 5.294% (1 Month LIBOR + 3.25%), due 7/23/21	1,802,652	1,680,221
Term Loan B2 5.294% (1 Month LIBOR + 3.25%), due 7/25/21	977,500	911,111
2014 2nd Lien Term Loan 8.544% (1 Month LIBOR + 6.50%), due 7/25/22	625,000	538,672
Albertsons, LLC 2019 Term Loan B8 4.794% (1 Month LIBOR + 2.75%), due 8/17/26	3,143,262	3,160,943
American Seafoods Group LLC 2017 1st Lien Term Loan 4.86% (1 Month LIBOR + 2.75%), due 8/21/23	1,203,020	1,204,524
Arctic Glacier U.S.A., Inc. 2018 Term Loan B 5.544% (1 Month LIBOR + 3.50%), due 3/20/24	1,441,684	1,394,829
ASP MSG Acquisition Co., Inc. 2017 Term Loan B 6.044% (1 Month LIBOR + 4.00%), due 8/16/23	1,608,174	1,543,847
B&G Foods, Inc. 2019 Term Loan B TBD, due 9/17/26	1,000,000	1,003,750
CH Guenther & Son, Inc. 2018 Term Loan B 4.794% (1 Month LIBOR + 2.75%), due 3/31/25	1,728,125	1,723,805
Chobani LLC 2017 Term Loan B 5.544% (1 Month LIBOR + 3.50%), due 10/10/23	974,986	964,424
Hearthside Food Solutions LLC 2018 Term Loan B 5.731% (1 Month LIBOR + 3.687%), due 5/23/25	1,282,513	1,199,149
Post Holdings, Inc. 2017 Series A Incremental Term Loan 4.04% (1 Month LIBOR + 2.00%), due 5/24/24	595,227	596,343
U.S. Foods, Inc.
2016 Term Loan B 4.044% (1 Month LIBOR + 2.00%), due 6/27/23	2,415,029	2,421,569
2019 Term Loan B 4.05% (1 Month LIBOR + 2.00%), due 9/13/26	2,000,000	2,005,938
United Natural Foods, Inc. Term Loan B 6.294% (1 Month LIBOR + 4.25%), due 10/22/25	2,985,000	2,485,012
		25,090,552
Broadcasting & Entertainment 3.5%
CBS Radio, Inc. 2017 Term Loan B 4.804% (1 Month LIBOR + 2.75%), due 11/18/24	1,020,515	1,020,005
Charter Communications Operating LLC 2017 Term Loan B 4.05% (1 Month LIBOR + 2.00%), due 4/30/25	4,912,500	4,938,738
Clear Channel Outdoor Holdings, Inc. Term Loan B 5.544% (1 Month LIBOR + 3.50%), due 8/21/26	2,750,000	2,756,875
Diamond Sports Group LLC Term Loan 5.30% (1 Month LIBOR + 3.25%), due 8/24/26	6,000,000	6,026,250
Global Eagle Entertainment, Inc. 1st Lien Term Loan 9.709% (6 Month LIBOR + 7.50%), due 1/6/23	841,500	772,777
Gray Television, Inc. 2018 Term Loan C 4.832% (3 Month LIBOR + 2.50%), due 1/2/26	2,927,875	2,937,285
iHeartCommunications, Inc. Exit Term Loan 6.10% (1 Month LIBOR + 4.00%), due 5/1/26	362,903	365,095
Nielsen Finance LLC Term Loan B4 4.042% (1 Month LIBOR + 2.00%), due 10/4/23	1,214,152	1,213,285
Univision Communications, Inc. Term Loan C5 4.794% (1 Month LIBOR + 2.75%), due 3/15/24	4,119,592	3,998,945
Virgin Media Bristol LLC Term Loan K 4.528% (1 Month LIBOR + 2.50%), due 1/15/26	4,047,619	4,045,721
WideOpenWest Finance LLC 2017 Term Loan B 5.294% (3 Month LIBOR + 3.25%), due 8/18/23	1,945,300	1,878,835
		29,953,811
Buildings & Real Estate 3.1%
American Bath Group LLC 2018 Term Loan B 6.294% (1 Month LIBOR + 4.25%), due 9/30/23	1,987,393	1,967,519
Core & Main L.P.
2017 Term Loan B 4.85% (1 Month LIBOR + 2.75%), due 8/1/24	1,882,170	1,866,877
2017 Term Loan B 4.88% (3 Month LIBOR + 2.75%), due 8/1/24	1,205,567	1,195,771
DTZ U.S. Borrower LLC 2018 Add On Term Loan B 5.294% (1 Month LIBOR + 3.25%), due 8/21/25	2,970,000	2,974,455
Jeld-Wen, Inc. 2017 1st Lien Term Loan 4.104% (3 Month LIBOR + 2.00%), due 12/14/24	767,578	766,939
NCI Building Systems, Inc. 2018 Term Loan 5.789% (1 Month LIBOR + 3.75%), due 4/12/25	2,568,985	2,507,972
Priso Acquisition Corp. 2017 Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 5/8/22 (f)	1,047,374	1,010,716
Realogy Group LLC 2018 Term Loan B 4.296% (1 Month LIBOR + 2.25%), due 2/8/25	2,849,152	2,704,022
Reece, Ltd. 2018 Term Loan B 4.11% (3 Month LIBOR + 2.00%), due 7/2/25	370,313	371,238
SIWF Holdings, Inc.
1st Lien Term Loan 6.304% (1 Month LIBOR + 4.25%), due 6/15/25	1,278,622	1,257,845
2nd Lien Term Loan 10.554% (1 Month LIBOR + 8.50%), due 6/15/26	120,000	113,400
SMG Holdings, Inc. 2017 1st Lien Term Loan 5.044% (1 Month LIBOR + 3.00%), due 1/23/25	1,477,500	1,468,266
SRS Distribution, Inc. 2018 1st Lien Term Loan 5.294% (1 Month LIBOR + 3.25%), due 5/23/25	2,077,759	2,018,543
VC GB Holdings, Inc. 2017 1st Lien Term Loan 5.044% (1 Month LIBOR + 3.00%), due 2/28/24	2,390,921	2,355,057
Wilsonart LLC 2017 Term Loan B 5.36% (3 Month LIBOR + 3.25%), due 12/19/23	3,984,346	3,897,188
		26,475,808
Chemicals, Plastics & Rubber 2.2%
Allnex USA, Inc. Term Loan B3 5.394% (3 Month LIBOR + 3.25%), due 9/13/23	950,312	907,548
Cabot Microelectronics Corp. Term Loan B 4.313% (1 Month LIBOR + 2.25%), due 11/14/25	808,743	811,102
Emerald Performance Materials LLC
New 1st Lien Term Loan 5.544% (1 Month LIBOR + 3.50%), due 8/1/21	1,657,608	1,654,845
New 2nd Lien Term Loan 9.794% (1 Month LIBOR + 7.75%), due 8/1/22	700,000	693,000
Encapsys LLC 1st Lien Term Loan 5.544% (1 Month LIBOR + 3.50%), due 11/7/24	1,465,514	1,469,177
Flex Acquisition Co., Inc. 1st Lien Term Loan 5.319% (3 Month LIBOR + 3.00%), due 12/29/23	947,101	908,540
Flint Group U.S. LLC 1st Lien Term Loan B2 5.283% (3 Month LIBOR + 3.00%), due 9/7/21	1,766,360	1,485,213
Ineos U.S. Finance LLC 2017 Term Loan B 4.044% (2 Month LIBOR + 2.00%), due 3/31/24	1,467,532	1,453,957
Minerals Technologies, Inc.
2017 Term Loan B 4.28% (1 Month LIBOR + 2.25%), due 2/14/24	32,223	32,250
2017 Term Loan B 4.29% (1 Month LIBOR + 2.25%), due 2/14/24	16,111	16,125
2017 Term Loan B 4.30% (1 Month LIBOR + 2.25%), due 2/14/24	555,198	555,660
2017 Term Loan B 4.36% (1 Month LIBOR + 2.25%), due 2/14/24	25,778	25,800
2017 Term Loan B 4.39% (3 Month LIBOR + 2.25%), due 2/14/24	112,780	112,874
PQ Corp. 2018 Term Loan B 4.756% (3 Month LIBOR + 2.50%), due 2/8/25	1,370,410	1,371,389
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan 5.85% (3 Month LIBOR + 3.75%), due 11/30/23	1,362,844	1,321,959
2016 1st Lien Term Loan 5.91% (3 Month LIBOR + 3.75%), due 11/30/23	121,896	118,239
Tronox Finance LLC
Term Loan B 4.79% (1 Month LIBOR + 2.75%), due 9/23/24	1,624,258	1,623,040
Term Loan B 4.85% (3 Month LIBOR + 2.75%), due 9/23/24	1,042,988	1,042,206
Univar, Inc. 2019 Term Loan B 4.544% (1 Month LIBOR + 2.50%), due 7/1/24	816,794	819,040
Venator Materials Corp. Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 8/8/24	1,960,000	1,920,800
Zep, Inc. 2017 1st Lien Term Loan 6.104% (3 Month LIBOR + 4.00%), due 8/12/24 (f)	105,169	81,769
		18,424,533
Containers, Packaging & Glass 3.6%
Anchor Glass Container Corp.
2017 1st Lien Term Loan 4.79% (1 Month LIBOR + 2.75%), due 12/7/23	108,604	85,254
2017 1st Lien Term Loan 4.81% (1 Month LIBOR + 2.75%), due 12/7/23	2,023,794	1,588,678
Berlin Packaging LLC
2018 1st Lien Term Loan 5.05% (1 Month LIBOR + 3.00%), due 11/7/25	115,574	113,407
2018 1st Lien Term Loan 5.11% (1 Month LIBOR + 3.00%), due 11/7/25	628,547	616,763
Berry Global, Inc. Term Loan U 4.549% (1 Month LIBOR + 2.50%), due 7/1/26	5,236,875	5,258,896
BWAY Holding Co. 2017 Term Loan B 5.59% (3 Month LIBOR + 3.25%), due 4/3/24	3,910,000	3,825,282
Charter NEX U.S. Holdings, Inc.
2017 Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 5/16/24	2,932,500	2,895,234
Incremental Term Loan 5.544% (1 Month LIBOR + 3.50%), due 5/16/24	872,813	872,449
Clearwater Paper Corp. Term Loan B 5.313% (3 Month LIBOR + 3.25%), due 7/26/26 (e)	2,500,000	2,506,250
Consolidated Container Co. LLC
2017 1st Lien Term Loan 4.794% (1 Month LIBOR + 2.75%), due 5/22/24	1,960,088	1,948,654
2019 Incremental Term Loan 5.544% (1 Month LIBOR + 3.50%), due 6/14/26 (f)	997,500	996,253
Fort Dearborn Co.
2016 1st Lien Term Loan 6.10% (1 Month LIBOR + 4.00%), due 10/19/23	66,969	65,629
2016 1st Lien Term Loan 6.31% (3 Month LIBOR + 4.00%), due 10/19/23	2,364,283	2,316,997
2016 2nd Lien Term Loan 10.813% (3 Month LIBOR + 8.50%), due 10/19/24	1,000,000	930,000
Klockner-Pentaplast of America, Inc. 2017 Term Loan B2 6.294% (1 Month LIBOR + 4.25%), due 6/30/22	2,450,000	2,115,166
Reynolds Group Holdings, Inc. 2017 Term Loan 4.794% (1 Month LIBOR + 2.75%), due 2/5/23	2,201,099	2,202,818
Tank Holding Corp.
2019 Term Loan B 6.04% (1 Month LIBOR + 4.00%), due 3/26/26	250,000	250,417
2019 Term Loan B 6.18% (3 Month LIBOR + 4.00%), due 3/26/26	250,000	250,417
2019 Term Loan B 6.79% (3 Month LIBOR + 4.00%), due 3/26/26	750,000	751,250
Trident TPI Holdings, Inc. 2017 Term Loan B1 5.294% (1 Month LIBOR + 3.25%), due 10/17/24	733,600	706,701
		30,296,515
Diversified/Conglomerate Manufacturing 2.5%
Allied Universal Holdco LLC 2019 Term Loan B 6.507% (3 Month LIBOR + 4.25%), due 7/10/26	2,274,775	2,276,196
Filtration Group Corp. 2018 1st Lien Term Loan 5.044% (1 Month LIBOR + 3.00%), due 3/29/25	1,800,815	1,804,192
Gardner Denver, Inc. 2017 Term Loan B 4.794% (1 Month LIBOR + 2.75%), due 7/30/24	1,386,817	1,389,875
GYP Holdings III Corp. 2018 Term Loan B 4.794% (1 Month LIBOR + 2.75%), due 6/1/25	437,426	434,583
Hyster-Yale Group, Inc. Term Loan B 5.294% (1 Month LIBOR + 3.25%), due 5/30/23	1,429,861	1,406,626
Iron Mountain, Inc. 2018 Term Loan B 3.794% (1 Month LIBOR + 1.75%), due 1/2/26	1,846,875	1,828,406
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan 5.544% (1 Month LIBOR + 3.50%), due 9/6/25	1,588,975	1,500,258
Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan 5.294% (1 Month LIBOR + 3.25%), due 5/1/25	2,483,610	2,477,401
Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.794% (1 Month LIBOR + 2.75%), due 11/15/23	3,336,792	3,321,500
Red Ventures LLC 2018 Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 11/8/24	4,046,625	4,059,271
TRC Cos., Inc. Term Loan 5.544% (1 Month LIBOR + 3.50%), due 6/21/24	882,000	882,000
		21,380,308
Diversified/Conglomerate Service 5.4%
Applied Systems, Inc.
2017 1st Lien Term Loan 5.104% (3 Month LIBOR + 3.00%), due 9/19/24	2,940,000	2,935,275
2017 2nd Lien Term Loan 9.104% (3 Month LIBOR + 7.00%), due 9/19/25	460,000	464,313
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan 5.044% (1 Month LIBOR + 3.00%), due 6/15/25	987,500	983,385
BrightView Landscapes LLC 2018 1st Lien Term Loan B 4.56% (1 Month LIBOR + 2.50%), due 8/15/25	1,156,122	1,159,012
BrightView Landscapes, LLC 2018 1st Lien Term Loan B 4.94% (1 Month LIBOR + 2.50%), due 8/15/25	958,007	960,402
Carbonite, Inc. Term Loan B 6.006% (1 Month LIBOR + 3.75%), due 3/26/26	881,818	881,451
Change Healthcare Holdings, Inc. 2017 Term Loan B 4.544% (1 Month LIBOR + 2.50%), due 3/1/24	1,677,836	1,668,660
Cypress Intermediate Holdings III, Inc. 2017 1st Lien Term Loan 4.80% (1 Month LIBOR + 2.75%), due 4/26/24	1,955,000	1,945,575
Element Materials Technology Group US Holdings, Inc. 2017 Term Loan B 5.604% (3 Month LIBOR + 3.50%), due 6/28/24	984,962	984,962
Greeneden U.S. Holdings II LLC 2018 Term Loan B 5.294% (1 Month LIBOR + 3.25%), due 12/1/23	1,455,576	1,445,750
Information Resources, Inc. 2018 1st Lien Term Loan 6.624% (3 Month LIBOR + 4.50%), due 12/1/25	3,225,625	3,091,223
J.D. Power and Associates 2018 1st Lien Term Loan 5.794% (1 Month LIBOR + 3.75%), due 9/7/23	2,835,917	2,835,917
Kronos, Inc. 2017 Term Loan B 5.253% (3 Month LIBOR + 3.00%), due 11/1/23	4,037,959	4,045,530
Mitchell International, Inc. 2017 1st Lien Term Loan 5.294% (1 Month LIBOR + 3.25%), due 11/29/24	1,477,500	1,412,243
MKS Instruments, Inc. 2017 Term Loan B3 TBD, due 5/1/23	749,703	750,453
Monitronics International, Inc. Takeback Term Loan 8.604% (3 Month LIBOR + 6.50%), due 3/29/24 (g)(h)	963,357	886,288
MX Holdings U.S., Inc. 2018 Term Loan B1C 5.044% (1 Month LIBOR + 3.00%), due 7/31/25	3,229,068	3,233,105
Prime Security Services Borrower LLC 2019 Term Loan B 5.21% (1 Week LIBOR + 3.25%), due 9/23/26	8,063,768	7,965,850
Sophia L.P. 2017 Term Loan B 5.354% (3 Month LIBOR + 3.25%), due 9/30/22	1,839,104	1,837,955
TruGreen, Ltd. Partnership 2019 Term Loan 5.794% (1 Month LIBOR + 3.75%), due 3/19/26	1,750,926	1,753,115
Verint Systems, Inc. 2018 Term Loan B 4.147% (2 Month LIBOR + 2.00%), due 6/28/24	2,443,750	2,451,387
Verscend Holding Corp. 2018 Term Loan B 6.544% (1 Month LIBOR + 4.50%), due 8/27/25	990,000	992,062
WEX, Inc. Term Loan B3 4.294% (1 Month LIBOR + 2.25%), due 5/15/26	967,638	971,750
		45,655,663
Ecological 0.4%
Advanced Disposal Services, Inc. Term Loan B3 4.197% (1 Week LIBOR + 2.25%), due 11/10/23	3,572,032	3,578,908

Electronics 12.8%
Almonde, Inc.
1st Lien Term Loan 5.696% (2 Month LIBOR + 3.50%), due 6/13/24	3,724,185	3,618,445
2nd Lien Term Loan 9.446% (1 Month LIBOR + 7.25%), due 6/13/25	1,400,000	1,337,000
ASG Technologies Group, Inc. 2018 Term Loan 5.544% (1 Month LIBOR + 3.50%), due 7/31/24	1,502,734	1,495,220
Banff Merger Sub Inc. 2018 Term Loan B 6.294% (1 Month LIBOR + 4.25%), due 10/2/25	4,431,996	4,263,718
Barracuda Networks, Inc. 1st Lien Term Loan 5.398% (3 Month LIBOR + 3.25%), due 2/12/25	1,978,731	1,979,226
Camelot UK Holdco, Ltd. 2017 Repriced Term Loan 5.294% (1 Month LIBOR + 3.25%), due 10/3/23	815,307	819,893
Cologix, Inc. 2017 1st Lien Term Loan 5.044% (1 Month LIBOR + 3.00%), due 3/20/24	1,940,152	1,891,648
Colorado Buyer, Inc.
Term Loan B 5.04% (1 Month LIBOR + 3.00%), due 5/1/24	977,500	876,084
2nd Lien Term Loan 9.30% (1 Month LIBOR + 7.25%), due 5/1/25	800,000	650,400
CommScope, Inc. 2019 Term Loan B 5.294% (1 Month LIBOR + 3.25%), due 4/6/26	4,812,500	4,790,444
Compuware Corp. 2018 Term Loan B 6.044% (1 Month LIBOR + 4.00%), due 8/22/25	697,243	700,293
Cortes NP Acquisition Corp. 2017 Term Loan B 6.044% (1 Month LIBOR + 4.00%), due 11/30/23	1,079,783	1,024,894
Dell International LLC 2019 Term Loan B 4.05% (1 Month LIBOR + 2.00%), due 9/19/25	4,264,280	4,284,271
Diebold, Inc. 2017 Term Loan B 4.813% (1 Month LIBOR + 2.75%), due 11/6/23	1,203,155	1,126,454
DigiCert Holdings, Inc. 2019 Term Loan B TBD, due 8/13/26	2,000,000	1,994,166
DigiCert, Inc. 2017 Term Loan B1 6.044% (1 Month LIBOR + 4.00%), due 10/31/24	2,475,000	2,475,000
Dynatrace LLC
2018 1st Lien Term Loan 4.79% (1 Month LIBOR + 2.75%), due 8/22/25	435,099	436,730
2018 1st Lien Term Loan 6.75% (PRIME + 2.25%), due 8/22/25	23,684	23,773
EIG Investors Corp. 2018 1st Lien Term Loan 5.882% (3 Month LIBOR + 3.75%), due 2/9/23	3,952,941	3,867,708
Epicor Software Corp. 1st Lien Term Loan 5.30% (1 Month LIBOR + 3.25%), due 6/1/22	6,130,619	6,129,344
Exact Merger Sub LLC 1st Lien Term Loan 6.354% (3 Month LIBOR + 4.25%), due 9/27/24	2,214,304	2,201,155
Financial & Risk US Holdings, Inc. 2018 Term Loan 5.794% (1 Month LIBOR + 3.75%), due 10/1/25	4,468,737	4,492,475
Flexential Intermediate Corp. 2017 1st Lien Term Loan 5.604% (3 Month LIBOR + 3.50%), due 8/1/24	1,176,000	1,012,095
Flexera Software LLC 2018 1st Lien Term Loan 5.55% (1 Month LIBOR + 3.50%), due 2/26/25	2,433,149	2,436,190
Go Daddy Operating Co. LLC 2017 Repriced Term Loan TBD, due 2/15/24	1,750,000	1,751,944
GTCR Valor Cos., Inc. 2017 Term Loan B1 4.854% (3 Month LIBOR + 2.75%), due 6/16/23	1,760,896	1,757,374
Hyland Software, Inc.
2018 Term Loan 3 5.294% (1 Month LIBOR + 3.25%), due 7/1/24	4,637,213	4,627,275
2017 2nd Lien Term Loan 9.044% (1 Month LIBOR + 7.00%), due 7/7/25	608,333	609,474
IInformatica Corp. 2018 Term Loan 5.294% (1 Month LIBOR + 3.25%), due 8/5/22	1,465,922	1,471,877
Infor (U.S.), Inc. Term Loan B6 4.854% (3 Month LIBOR + 2.75%), due 2/1/22	2,682,321	2,685,004
MA FinanceCo. LLC Term Loan B3 4.544% (1 Month LIBOR + 2.50%), due 6/21/24	352,345	347,588
McAfee LLC
2018 Term Loan B 5.794% (1 Month LIBOR + 3.75%), due 9/30/24	5,624,158	5,633,196
2017 2nd Lien Term Loan 10.544% (1 Month LIBOR + 8.50%), due 9/29/25	1,312,500	1,318,242
MH Sub I LLC 2017 1st Lien Term Loan 5.794% (1 Month LIBOR + 3.75%), due 9/13/24	4,084,561	4,050,280
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B 5.81% (3 Month LIBOR + 3.50%), due 4/26/24	1,955,000	1,925,675
2019 Incremental Term Loan B 6.56% (3 Month LIBOR + 4.25%), due 4/26/24	598,500	597,004
Project Leopard Holdings, Inc.
2019 Term Loan 6.45% (1 Month LIBOR + 4.25%), due 7/7/23	496,250	495,475
2018 Term Loan 6.70% (6 Month LIBOR + 4.50%), due 7/7/23	602,982	603,359
Rocket Software, Inc. 2018 Term Loan 6.294% (1 Month LIBOR + 4.25%), due 11/28/25	895,500	837,852
RP Crown Parent LLC 2016 Term Loan B 4.804% (3 Month LIBOR + 2.75%), due 10/12/23	2,334,000	2,332,833
Seattle Spinco, Inc. Term Loan B3 4.544% (1 Month LIBOR + 2.50%), due 6/21/24	2,379,469	2,346,752
Solera LLC Term Loan B 4.794% (1 Month LIBOR + 2.75%), due 3/3/23	2,678,714	2,664,429
SonicWALL, Inc. 1st Lien Term Loan 5.636% (3 Month LIBOR + 3.50%), due 5/16/25	397,000	385,090
SS&C Technologies, Inc.
2018 Term Loan B3 4.294% (1 Month LIBOR + 2.25%), due 4/16/25	2,876,584	2,886,773
2018 Term Loan B5 4.294% (1 Month LIBOR + 2.25%), due 4/16/25	1,979,767	1,987,500
Tempo Acquisition LLC Term Loan 5.044% (1 Month LIBOR + 3.00%), due 5/1/24	4,416,161	4,428,305
Ultimate Software Group, Inc. Term Loan B 5.794% (1 Month LIBOR + 3.75%), due 5/4/26	1,750,000	1,757,875
Veritas Bermuda, Ltd.
Repriced Term Loan B 6.54% (1 Month LIBOR + 4.50%), due 1/27/23	1,851,316	1,746,407
Repriced Term Loan B 6.60% (3 Month LIBOR + 4.50%), due 1/27/23	361,558	341,070
Vertafore, Inc. 2018 1st Lien Term Loan 5.294% (1 Month LIBOR + 3.25%), due 7/2/25	397,000	385,487
Web.com Group, Inc.
2018 Term Loan B 5.778% (1 Month LIBOR + 3.75%), due 10/10/25	1,453,881	1,426,621
2018 2nd Lien Term Loan 9.778% (1 Month LIBOR + 7.75%), due 10/9/26	969,724	940,632
Western Digital Corp. 2018 Term Loan B4 3.862% (3 Month LIBOR + 1.75%), due 4/29/23	1,777,978	1,771,629
Xerox Business Services LLC Term Loan B 4.544% (1 Month LIBOR + 2.50%), due 12/7/23	1,461,119	1,419,112
		109,458,760
Entertainment 0.1%
NASCAR Holdings, Inc. Term Loan B TBD, due 7/27/26	1,250,000	1,258,399

Finance 1.5%
Alliant Holdings I, Inc. 2018 Term Loan B 5.054% (3 Month LIBOR + 3.00%), due 5/9/25	1,792,682	1,759,442
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan 6.35% (3 Month LIBOR + 4.25%), due 6/21/24	8,175	7,957
2017 Term Loan 6.51% (3 Month LIBOR + 4.25%), due 6/21/24	1,689,974	1,644,907
2017 Term Loan 6.52% (2 Month LIBOR + 4.25%), due 6/21/24	1,498,260	1,458,306
Deerfield Dakota Holding, LLC 2018 Term Loan B 5.294% (1 Month LIBOR + 3.25%), due 2/13/25	3,898,958	3,819,353
iStar, Inc.
2016 Term Loan B 4.81% (1 Month LIBOR + 2.75%), due 6/28/23	416,651	417,693
2016 Term Loan B 4.81% (1 Month LIBOR + 2.75%), due 6/28/23	406,235	407,250
Transplace Holdings, Inc. 1st Lien Term Loan 5.804% (1 Month LIBOR + 3.75%), due 10/7/24	1,179,045	1,158,412
USS Ultimate Holdings, Inc. 1st Lien Term Loan 5.95% (6 Month LIBOR + 3.75%), due 8/25/24	2,066,728	2,067,245
		12,740,565
Healthcare, Education & Childcare 7.3%
Acadia Healthcare Company, Inc. 2018 Term Loan B4 4.544% (1 Month LIBOR + 2.50%), due 2/16/23	737,925	738,540
Agiliti Health, Inc. Term Loan 5.125% (1 Month LIBOR + 3.00%), due 1/4/26	895,500	893,261
AHP Health Partners, Inc. 2018 Term Loan 6.544% (1 Month LIBOR + 4.50%), due 6/30/25	1,316,667	1,318,723
Akorn, Inc. Term Loan B 4.531% (1 Month LIBOR + 6.25%), due 4/16/21	172,853	159,024
Alliance Healthcare Services, Inc. 2017 Term Loan B 6.544% (1 Month LIBOR + 4.50%), due 10/24/23	860,625	813,291
Alvogen Pharma US, Inc. 2018 Term Loan B 6.79% (1 Month LIBOR + 4.75%), due 4/2/22	2,807,819	2,520,017
Amneal Pharmaceuticals LLC 2018 Term Loan B 5.563% (1 Month LIBOR + 3.50%), due 5/4/25	2,221,355	1,888,152
Athenahealth, Inc. 2019 Term Loan B 6.681% (3 Month LIBOR + 4.50%), due 2/11/26	745,627	740,655
Avantor, Inc. 2017 1st Lien Term Loan 5.044% (1 Month LIBOR + 3.00%), due 11/21/24	817,542	822,652
BidFair MergerRight, Inc. Term Loan B TBD, due 1/23/27	2,500,000	2,471,875
Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan 5.294% (1 Month LIBOR + 3.25%), due 9/1/24	980,000	951,825
Carestream Health, Inc. (f)
1st Lien Term Loan 7.794% (1 Month LIBOR + 5.75%), due 2/28/21	1,981,780	1,884,342
2nd Lien Term Loan 11.544% (1 Month LIBOR + 9.50%), due 6/7/21 (e)	1,347,599	1,280,219
Concentra, Inc. 2018 1st Lien Term Loan 4.54% (3 Month LIBOR + 2.50%), due 6/1/22	3,323,907	3,329,448
DaVita, Inc. 2019 Term Loan B 4.294% (1 Month LIBOR + 2.25%), due 8/12/26	3,750,000	3,769,271
Emerald TopCo, Inc. Term Loan 5.544% (1 Month LIBOR + 3.50%), due 7/24/26	2,500,000	2,489,063
Envision Healthcare Corp. 2018 1st Lien Term Loan 5.794% (1 Month LIBOR + 3.75%), due 10/10/25	1,860,938	1,515,888
ExamWorks Group, Inc. 2017 Term Loan 5.294% (1 Month LIBOR + 3.25%), due 7/27/23	2,929,325	2,937,869
Explorer Holdings, Inc. 2016 Term Loan B 3.75% (3 Month LIBOR + 3.75%), due 5/2/23	1,268,441	1,266,855
Gentiva Health Services, Inc. 2018 1st Lien Term Loan 5.813% (1 Month LIBOR + 3.75%), due 7/2/25	1,290,136	1,296,586
HCA Inc. 2018 Term Loan B10 4.044% (1 Month LIBOR + 2.00%), due 3/13/25	2,487,374	2,493,246
Jaguar Holding Co. II 2018 Term Loan 4.544% (1 Month LIBOR + 2.50%), due 8/18/22	4,661,424	4,664,920
Kinetic Concepts, Inc. 2017 Term Loan B 7.25% (PRIME + 2.25%), due 2/2/24	3,910,000	3,914,888
Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 5.563% (3 Month LIBOR + 3.25%), due 6/30/25	1,932,403	1,865,977
Parexel International Corp. Term Loan B 4.794% (1 Month LIBOR + 2.75%), due 9/27/24	1,545,508	1,465,528
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B 6.554% (1 Month LIBOR + 4.50%), due 11/17/25	2,151,660	2,152,332
RPI Finance Trust Term Loan B6 4.044% (1 Month LIBOR + 2.00%), due 3/27/23	3,837,016	3,854,401
Select Medical Corp.
2017 Term Loan B 4.54% (1 Month LIBOR + 2.50%), due 3/6/25	2,560	2,559
2017 Term Loan B 4.58% (3 Month LIBOR + 2.50%), due 3/6/25	3,133,314	3,131,356
Sound Inpatient Physicians 2018 1st Lien Term Loan 4.794% (1 Month LIBOR + 2.75%), due 6/27/25	493,750	489,738
Team Health Holdings, Inc. 1st Lien Term Loan 4.794% (1 Month LIBOR + 2.75%), due 2/6/24	2,895,190	2,378,882
U.S. Anesthesia Partners, Inc. 2017 Term Loan 5.044% (1 Month LIBOR + 3.00%), due 6/23/24	2,839,140	2,768,162
		62,269,545
Home and Office Furnishings, Housewares & Durable Consumer Products 0.6%
Comfort Holding LLC 1st Lien Term Loan 6.794% (1 Month LIBOR + 4.75%), due 2/5/24	1,170,000	1,155,375
Resideo Funding, Inc. Term Loan B 4.11% (3 Month LIBOR + 2.00%), due 10/24/25	1,890,737	1,893,101
Serta Simmons Bedding LLC
1st Lien Term Loan 5.54% (1 Month LIBOR + 3.50%), due 11/8/23	2,687,289	1,648,203
1st Lien Term Loan 5.56% (1 Month LIBOR + 3.50%), due 11/8/23	762,257	467,517
		5,164,196
Hotels, Motels, Inns & Gaming 5.2%
Affinity Gaming LLC Initial Term Loan 5.294% (1 Month LIBOR + 3.25%), due 7/1/23	2,483,064	2,403,606
AP Gaming I LLC 2018 Incremental Term Loan 5.544% (1 Month LIBOR + 3.50%), due 2/15/24	1,858,221	1,848,930
Caesars Entertainment Operating Co. Exit Term Loan 4.044% (1 Month LIBOR + 2.00%), due 10/6/24	1,359,722	1,358,590
Caesars Resort Collection LLC 2017 1st Lien Term Loan B 4.794% (1 Month LIBOR + 2.75%), due 12/22/24	3,930,000	3,903,331
Churchill Downs, Inc. 2017 Term Loan B 4.05% (1 Month LIBOR + 2.00%), due 12/27/24	1,972,424	1,975,712
CityCenter Holdings LLC 2017 Term Loan B 4.294% (1 Month LIBOR + 2.25%), due 4/18/24	2,834,750	2,839,305
Everi Payments, Inc. Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 5/9/24	3,141,942	3,143,042
Golden Entertainment, Inc. 2017 1st Lien Term Loan 5.06% (1 Month LIBOR + 3.00%), due 10/21/24	1,000,000	1,002,500
Hilton Worldwide Finance LLC 2019 Term Loan B2 3.768% (1 Month LIBOR + 1.75%), due 6/22/26	2,235,804	2,248,846
MGM Growth Properties Operating Partnership, L.P. 2016 Term Loan B 4.044% (1 Month LIBOR + 2.00%), due 3/21/25	2,987,365	2,991,099
PCI Gaming Authority Term Loan 5.044% (1 Month LIBOR + 3.00%), due 5/29/26	748,125	751,117
Penn National Gaming, Inc. 2018 1st Lien Term Loan B 4.294% (1 Month LIBOR + 2.25%), due 10/15/25	330,833	332,223
Scientific Games International, Inc.
2018 Term Loan B5 4.79% (1 Month LIBOR + 2.75%), due 8/14/24	1,237,782	1,226,068
2018 Term Loan B5 4.90% (2 Month LIBOR + 2.75%), due 8/14/24	5,124,337	5,075,840
Station Casinos LLC 2016 Term Loan B 4.55% (1 Month LIBOR + 2.50%), due 6/8/23	3,134,678	3,143,583
UFC Holdings LLC 2019 Term Loan 5.30% (1 Month LIBOR + 3.25%), due 4/29/26	5,568,383	5,582,303
Wyndham Destinations, Inc. 2018 1st Lien Term Loan 4.294% (1 Month LIBOR + 2.25%), due 5/30/25	1,990,000	1,993,317
Wyndham Hotels & Resorts, Inc. Term Loan B 3.794% (1 Month LIBOR + 1.75%), due 5/30/25	2,482,481	2,493,342
		44,312,754
Insurance 3.3%
Acrisure LLC 2017 Term Loan B 6.354% (3 Month LIBOR + 4.25%), due 11/22/23	994,924	989,949
AmWINS Group, Inc.
2017 Term Loan B 4.79% (1 Month LIBOR + 2.75%), due 1/25/24	2,365,343	2,364,357
2017 Term Loan B 4.81% (1 Month LIBOR + 2.75%), due 1/25/24	564,612	564,377
AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan 5.544% (1 Month LIBOR + 3.50%), due 10/22/24	2,236,660	2,224,079
Asurion LLC
2017 Term Loan B4 5.044% (1 Month LIBOR + 3.00%), due 8/4/22	3,351,983	3,361,201
2018 Term Loan B6 5.044% (1 Month LIBOR + 3.00%), due 11/3/23	2,644,842	2,654,210
2018 Term Loan B7 5.044% (1 Month LIBOR + 3.00%), due 11/3/24	462,891	464,213
2017 2nd Lien Term Loan 8.544% (1 Month LIBOR + 6.50%), due 8/4/25	1,466,667	1,489,278
Fleet U.S. Bidco, Inc. Term Loan B TBD, due 9/23/26	1,250,000	1,254,687
Hub International, Ltd. 2018 Term Loan B 5.267% (3 Month LIBOR + 3.00%), due 4/25/25	2,439,706	2,410,354
MPH Acquisition Holdings LLC 2016 Term Loan B 4.854% (3 Month LIBOR + 2.75%), due 6/7/23	1,842,940	1,750,793
NFP Corp. Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 1/8/24	1,463,637	1,437,291
Sedgwick Claims Management Services, Inc.
2018 Term Loan B 5.294% (1 Month LIBOR + 3.25%), due 12/31/25	2,977,500	2,927,627
2019 Term Loan B 6.044% (1 Month LIBOR + 4.00%), due 9/3/26	997,500	997,500
USI, Inc. 2017 Repriced Term Loan 5.104% (3 Month LIBOR + 3.00%), due 5/16/24	2,940,000	2,887,324
		27,777,240
Leisure, Amusement, Motion Pictures & Entertainment 2.9%
Alterra Mountain Co. Term Loan B1 5.044% (1 Month LIBOR + 3.00%), due 7/31/24	3,468,485	3,464,150
Boyd Gaming Corp. Term Loan B3 4.166% (1 Week LIBOR + 2.25%), due 9/15/23	1,945,919	1,950,783
Creative Artists Agency LLC 2018 Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 2/15/24	1,907,206	1,912,569
Fitness International LLC
2018 Term Loan A 4.544% (1 Month LIBOR + 2.50%), due 4/18/23	1,274,706	1,269,394
2018 Term Loan B 5.294% (1 Month LIBOR + 3.25%), due 4/18/25	469,840	470,281
Life Time Fitness, Inc. 2017 Term Loan B 4.874% (3 Month LIBOR + 2.75%), due 6/10/22	2,791,836	2,791,255
Lions Gate Capital Holdings LLC 2018 Term Loan B 4.294% (1 Month LIBOR + 2.25%), due 3/24/25	2,156,506	2,149,091
Marriott Ownership Resorts, Inc. 2018 Term Loan B 4.294% (1 Month LIBOR + 2.25%), due 8/29/25	4,179,750	4,197,167
TKC Holdings, Inc. 2017 1st Lien Term Loan 5.80% (1 Month LIBOR + 3.75%), due 2/1/23	2,032,317	1,993,364
Travel Leaders Group LLC 2018 Term Loan B 6.046% (1 Month LIBOR + 4.00%), due 1/25/24	1,678,750	1,676,652
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan 4.80% (1 Month LIBOR + 2.75%), due 5/18/25	2,681,652	2,602,878
		24,477,584
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.3%
Altra Industrial Motion Corp. 2018 Term Loan B 4.044% (1 Month LIBOR + 2.00%), due 10/1/25	3,261,923	3,256,485
Columbus McKinnon Corp. 2018 Term Loan B 4.604% (3 Month LIBOR + 2.50%), due 1/31/24	963,595	966,004
CPM Holdings, Inc.
2018 1st Lien Term Loan 5.794% (1 Month LIBOR + 3.75%), due 11/15/25	1,488,750	1,462,697
2018 2nd Lien Term Loan 10.294% (1 Month LIBOR + 8.25%), due 11/15/26	1,000,000	982,500
Rexnord LLC 2017 Term Loan B 4.044% (1 Month LIBOR + 2.00%), due 8/21/24	1,192,155	1,198,448
Terex Corp. 2019 Term Loan B1 4.794% (1 Month LIBOR + 2.75%), due 1/31/24	746,250	747,649
Welbilt, Inc. 2018 Term Loan B 4.544% (1 Month LIBOR + 2.50%), due 10/23/25	2,284,178	2,277,040
		10,890,823
Manufacturing 0.3%
Advanced Drainage Systems, Inc. Term Loan B TBD, due 9/19/26	750,000	752,812
EWT Holdings III Corp. 2017 Repriced Term Loan 5.044% (1 Month LIBOR + 3.00%), due 12/20/24	2,235,430	2,242,416
		2,995,228
Mining, Steel, Iron & Non-Precious Metals 1.5%
American Rock Salt Co. LLC 2018 1st Lien Term Loan 5.794% (1 Month LIBOR + 3.75%), due 3/21/25	1,628,426	1,628,426
Covia Holdings Corp. Term Loan 6.313% (3 Month LIBOR + 4.00%), due 6/1/25	1,410,714	1,145,500
Gates Global LLC 2017 Repriced Term Loan B 4.794% (1 Month LIBOR + 2.75%), due 4/1/24	2,412,824	2,376,631
GrafTech Finance, Inc. 2018 Term Loan B 5.544% (1 Month LIBOR + 3.50%), due 2/12/25	2,758,333	2,677,881
HFOTCO LLC 2018 Term Loan B 4.80% (1 Month LIBOR + 2.75%), due 6/26/25	790,000	783,087
Keane Group Holdings LLC 2018 1st Lien Term Loan 5.813% (1 Month LIBOR + 3.75%), due 5/25/25	987,500	967,750
MRC Global (US) Inc. 2018 1st Lien Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 9/20/24	1,473,750	1,471,908
U.S. Silica Co. 2018 Term Loan B 6.063% (1 Month LIBOR + 4.00%), due 5/1/25	1,477,470	1,393,993
		12,445,176
Oil & Gas 1.2%
Apergy Corp. 2018 1st Lien Term Loan 4.563% (3 Month LIBOR + 2.50%), due 5/9/25	426,506	426,684
GIP III Stetson I, L.P. 2018 Term Loan B 6.291% (1 Month LIBOR + 4.25%), due 7/18/25	1,663,781	1,622,187
HGIM Corp. 2018 Exit Term Loan 8.034% (3 Month LIBOR + 6.00%), due 7/2/23	110,172	96,401
Lucid Energy Group II LLC 2018 1st Lien Term Loan 5.044% (1 Month LIBOR + 3.00%), due 2/17/25	1,379,000	1,295,111
McDermott Technology Americas, Inc. 2018 1st Lien Term Loan 7.104% (3 Month LIBOR + 5.00%), due 5/9/25	1,472,525	929,736
Medallion Midland Acquisition LLC 1st Lien Term Loan 5.294% (1 Month LIBOR + 3.25%), due 10/30/24	589,500	571,324
PES Holdings LLC (f)
2018 Term Loan C 6.745% (PIK + 3.00%), due 12/31/22 (c)(e)	1,065,902	266,476
2018 Term Loan A 12.25% (3 Month LIBOR + 6.25%), due 12/31/22	733,559	605,186
Prairie ECI Acquiror L.P. Term Loan B 6.854% (3 Month LIBOR + 4.75%), due 3/11/26	1,243,750	1,218,356
Seadrill Partners Finco LLC Term Loan B 8.104% (3 Month LIBOR + 6.00%), due 2/21/21 (f)	1,877,807	1,043,122
Summit Midstream Partners Holdings LLC Term Loan B 8.044% (1 Month LIBOR + 6.00%), due 5/13/22	611,760	596,848
Traverse Midstream Partners LLC 2017 Term Loan 6.05% (1 Month LIBOR + 4.00%), due 9/27/24	1,320,000	1,158,300
		9,829,731
Personal & Nondurable Consumer Products (Manufacturing Only) 1.2%
American Builders & Contractors Supply Co., Inc. 2018 Term Loan B 4.044% (1 Month LIBOR + 2.00%), due 10/31/23	2,098,688	2,095,802
Prestige Brands, Inc. Term Loan B4 4.044% (1 Month LIBOR + 2.00%), due 1/26/24	542,879	543,287
Revlon Consumer Products Corp.
2016 Term Loan B 5.60% (1 Month LIBOR + 3.50%), due 9/7/23	6,458	4,904
2016 Term Loan B 5.62% (3 Month LIBOR + 3.50%), due 9/7/23	2,499,375	1,897,963
SRAM LLC
Delayed Draw Term Loan TBD (1 Week LIBOR + 1.375%), due 3/15/24	1,000,000	1,003,750
2018 Term Loan B 4.83% (1 Week LIBOR + 2.75%), due 3/15/24	2,621,597	2,624,874
Varsity Brands, Inc. 2017 Term Loan B 5.544% (1 Month LIBOR + 3.50%), due 12/15/24	1,965,025	1,879,055
		10,049,635
Personal Transportation 0.2%
Uber Technologies 2018 Incremental Term Loan 5.554% (1 Month LIBOR + 3.50%), due 7/13/23	1,657,166	1,642,148

Personal, Food & Miscellaneous Services 1.7%
Aramark Services, Inc. 2018 Term Loan B3 3.794% (1 Month LIBOR + 1.75%), due 3/11/25	3,932,663	3,940,036
Golden Nugget, Inc.
2017 Incremental Term Loan 4.79% (1 Month LIBOR + 2.75%), due 10/4/23	1,648,122	1,643,544
2017 Incremental Term Loan 4.81% (1 Month LIBOR + 2.75%), due 10/4/23	1,327,744	1,324,055
IRB Holding Corp. 1st Lien Term Loan 5.55% (3 Month LIBOR + 3.25%), due 2/5/25	2,472,450	2,459,573
KFC Holding Co. 2018 Term Loan B 3.791% (1 Month LIBOR + 1.75%), due 4/3/25	2,910,823	2,908,092
Weight Watchers International, Inc. 2017 Term Loan B 6.86% (3 Month LIBOR + 4.75%), due 11/29/24	2,613,020	2,617,919
		14,893,219
Printing & Publishing 0.9%
Getty Images, Inc. 2019 1st Lien Term Loan 6.563% (1 Month LIBOR + 4.50%), due 2/19/26	3,018,864	2,999,996
McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 6.044% (1 Month LIBOR + 4.00%), due 5/4/22	1,161,055	1,081,232
Prometric Holdings, Inc. 1st Lien Term Loan 5.05% (1 Month LIBOR + 3.00%), due 1/29/25	1,504,670	1,478,338
Severin Acquisition, LLC 2018 Term Loan B 5.459% (3 Month LIBOR + 3.25%), due 8/1/25	1,985,000	1,947,781
		7,507,347
Radio and TV Broadcasting 0.5%
Nexstar Broadcasting, Inc. 2019 Term Loan B4 4.807% (3 Month LIBOR + 2.75%), due 9/18/26	4,375,000	4,395,051

Retail Store 3.1%
Alphabet Holding Co., Inc. 2017 1st Lien Term Loan 5.544% (1 Month LIBOR + 3.50%), due 9/26/24	2,058,000	1,903,650
Bass Pro Group LLC Term Loan B 7.044% (1 Month LIBOR + 5.00%), due 9/25/24	2,940,000	2,826,992
Belk, Inc. Term Loan 6.803% (2 Month LIBOR + 4.75%), due 12/12/22	1,414,276	1,032,422
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan 4.786% (1 Month LIBOR + 2.75%), due 2/3/24	3,361,704	3,368,578
CNT Holdings III Corp. 2017 Term Loan 5.20% (3 Month LIBOR + 3.00%), due 1/22/23	1,244,529	1,231,695
EG Finco, Ltd. 2018 Term Loan 6.104% (3 Month LIBOR + 4.00%), due 2/7/25	1,477,509	1,458,579
Harbor Freight Tools USA, Inc. 2018 Term Loan B 4.544% (1 Month LIBOR + 2.50%), due 8/18/23	1,420,712	1,378,683
HD Supply, Inc. Term Loan B5 3.794% (1 Month LIBOR + 1.75%), due 10/17/23	1,994,962	1,995,960
Leslie’s Poolmart, Inc. 2016 Term Loan 5.544% (1 Month LIBOR + 3.50%), due 8/16/23	1,539,345	1,463,660
Michaels Stores, Inc.
2018 Term Loan B 4.54% (1 Month LIBOR + 2.50%), due 1/30/23	2,201,417	2,149,133
2018 Term Loan B 4.55% (1 Month LIBOR + 2.50%), due 1/30/23	790,602	771,825
Party City Holdings, Inc. 2018 Term Loan B 4.55% (1 Month LIBOR + 2.50%), due 8/19/22	1,826,954	1,809,447
Petco Animal Supplies, Inc. 2017 Term Loan B 5.506% (3 Month LIBOR + 3.25%), due 1/26/23	2,573,333	1,941,258
PetSmart, Inc. Consenting Term Loan 6.04% (1 Month LIBOR + 4.00%), due 3/11/22	1,898,904	1,850,640
Sally Holdings LLC Term Loan B2 4.50% (6 Month LIBOR + 4.50%), due 7/5/24	1,166,667	1,136,042
		26,318,564
Telecommunications 3.1%
Avaya, Inc.
2018 Term Loan B 6.28% (1 Month LIBOR + 4.25%), due 12/15/24	923,077	874,615
2018 Term Loan B 6.43% (2 Month LIBOR + 4.25%), due 12/15/24	550,673	521,763
CenturyLink, Inc. 2017 Term Loan B 4.794% (1 Month LIBOR + 2.75%), due 1/31/25	2,959,937	2,937,122
CSC Holdings LLC
2018 Term Loan B 4.528% (1 Month LIBOR + 2.50%), due 1/25/26	3,703,125	3,703,895
2019 Term Loan B 5.028% (1 Month LIBOR + 3.00%), due 4/15/27	997,500	998,248
Frontier Communications Corp. 2017 Term Loan B1 5.80% (1 Month LIBOR + 3.75%), due 6/15/24	1,466,250	1,462,584
Microchip Technology, Inc. 2018 Term Loan B 4.05% (1 Month LIBOR + 2.00%), due 5/29/25	1,149,783	1,154,095
Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan 5.287% (3 Month LIBOR + 3.00%), due 11/3/23	881,955	806,989
Radiate Holdco LLC 1st Lien Term Loan 5.044% (1 Month LIBOR + 3.00%), due 2/1/24	3,603,520	3,585,503
SBA Senior Finance II LLC 2018 Term Loan B 4.05% (1 Month LIBOR + 2.00%), due 4/11/25	1,812,711	1,812,711
Sprint Communications, Inc.
1st Lien Term Loan B 4.563% (1 Month LIBOR + 2.50%), due 2/2/24	1,950,000	1,933,912
2018 Term Loan B 5.063% (1 Month LIBOR + 3.00%), due 2/2/24	3,970,000	3,958,420
Syniverse Holdings, Inc. 2018 1st Lien Term Loan 7.028% (3 Month LIBOR + 5.00%), due 3/9/23	1,662,188	1,559,340
West Corp. 2017 Term Loan 6.044% (1 Month LIBOR + 4.00%), due 10/10/24	1,732,901	1,540,838
		26,850,035
Utilities 4.0%
Astoria Energy LLC Term Loan B 6.05% (1 Month LIBOR + 4.00%), due 12/24/21	2,286,922	2,285,207
Brookfield WEC Holdings, Inc. 2018 1st Lien Term Loan 5.544% (1 Month LIBOR + 3.50%), due 8/1/25	2,979,994	2,986,699
Calpine Corp.
Term Loan B5 4.61% (3 Month LIBOR + 2.50%), due 1/15/24	1,689,298	1,695,633
Term Loan B9 4.86% (3 Month LIBOR + 2.75%), due 4/5/26	3,142,125	3,151,291
Compass Power Generation LLC 2018 Term Loan B 5.544% (1 Month LIBOR + 3.50%), due 12/20/24	671,319	671,319
Edgewater Generation LLC Term Loan 5.794% (1 Month LIBOR + 3.75%), due 12/13/25	3,977,475	3,924,773
EIF Channelview Cogeneration LLC 2018 Term Loan B 6.30% (1 Month LIBOR + 4.25%), due 5/3/25	1,298,856	1,307,516
ExGen Renewables IV LLC Term Loan B 5.13% (3 Month LIBOR + 3.00%), due 11/28/24	938,999	916,698
Granite Acquisition, Inc.
Term Loan B 5.604% (3 Month LIBOR + 3.50%), due 12/19/21	2,912,223	2,915,863
Term Loan C 5.604% (3 Month LIBOR + 3.50%), due 12/19/21	195,342	195,586
2nd Lien Term Loan B 9.354% (3 Month LIBOR + 7.25%), due 12/19/22	696,328	694,761
Helix Gen Funding LLC Term Loan B 5.794% (1 Month LIBOR + 3.75%), due 6/2/24	3,853,252	3,679,856
Oregon Clean Energy LLC Term Loan 5.794% (1 Month LIBOR + 3.75%), due 3/1/26	2,708,391	2,705,005
PG&E Corp. DIP Term Loan 4.32% (1 Month LIBOR + 2.25%), due 12/31/20	2,812,500	2,816,016
Southeast PowerGen LLC Term Loan B 5.55% (1 Month LIBOR + 3.50%), due 12/2/21	433,088	413,057
TEX Operations Co. LLC Exit Term Loan B 4.044% (1 Month LIBOR + 2.00%), due 8/4/23	2,167,571	2,174,345
Vistra Energy Corp. 1st Lien Term Loan B3 4.02% (1 Month LIBOR + 2.00%), due 12/31/25	748,049	749,802
Vistra Operations Co. LLC 1st Lien Term Loan B3 4.04% (1 Month LIBOR + 2.00%), due 12/31/25	1,106,951	1,109,546
		34,392,973
Total Floating Rate Loans (Cost $709,944,390)		694,794,194

Foreign Floating Rate Loans 11.5% (d)
Aerospace & Defense 0.0% ‡
1199169 B.C. Unlimited Liability Co. 2019 Term Loan B2 6.104% (3 Month LIBOR + 4.00%), due 4/6/26	310,800	312,160

Airlines 0.1%
WestJet Airlines, Ltd. Term Loan B TBD, due 8/6/26	1,250,000	1,258,483

Auto Manufacturers 0.4%
Panther BF Aggregator 2 L.P. Term Loan B 5.544% (1 Month LIBOR + 3.50%), due 4/30/26	3,750,000	3,712,500

Beverage, Food & Tobacco 0.7%
JBS USA Lux S.A. 2019 Term Loan B 4.544% (1 Month LIBOR + 2.50%), due 5/1/26	3,644,685	3,660,630
Sunshine Investments B.V. USD Term Loan B3 5.408% (3 Month LIBOR + 3.25%), due 3/28/25	2,000,000	2,002,500
		5,663,130
Broadcasting & Entertainment 0.5%
Altice France S.A. Term Loan B12 5.715% (1 Month LIBOR + 3.687%), due 1/31/26	982,475	973,879
Numericable Group S.A. Term Loan B11 4.794% (1 Month LIBOR + 2.75%), due 7/31/25	2,927,600	2,852,946
		3,826,825
Chemicals, Plastics & Rubber 1.1%
Allnex (Luxembourg) & Cy S.C.A. 2016 Term Loan B2 5.394% (3 Month LIBOR + 3.25%), due 9/13/23	1,261,328	1,204,568
Alpha 3 B.V. 2017 Term Loan B1 5.104% (3 Month LIBOR + 3.00%), due 1/31/24	1,749,827	1,723,580
Diamond (BC) B.V. Term Loan 5.256% (3 Month LIBOR + 3.00%), due 9/6/24	1,637,500	1,557,672
Flint Group GmbH Term Loan C 5.283% (3 Month LIBOR + 3.00%), due 9/7/21	292,000	245,523
Oxea Holding Drei GmbH 2017 Term Loan B2 5.625% (1 Month LIBOR + 3.50%), due 10/14/24	2,281,250	2,271,269
Starfruit Finco B.V. 2018 Term Loan B 5.292% (1 Month LIBOR + 3.25%), due 10/1/25	2,238,750	2,189,077
		9,191,689
Diversified/Conglomerate Manufacturing 0.6%
AI Ladder (Luxembourg) Subco S.A R.L. 2018 Term Loan 6.604% (3 Month LIBOR + 4.50%), due 7/9/25	811,043	742,357
Bright Bidco B.V.
2018 Term Loan B 5.54% (1 Month LIBOR + 3.50%), due 6/30/24	638,197	299,041
2018 Term Loan B 5.60% (3 Month LIBOR + 3.50%), due 6/30/24	1,316,843	617,034
Garda World Security Corp.
2017 Term Loan 5.63% (3 Month LIBOR + 3.50%), due 5/24/24	3,149,970	3,149,182
2017 Term Loan 7.50% (PRIME + 2.50%), due 5/24/24	8,077	8,075
		4,815,689
Ecological 0.2%
GFL Environmental, Inc. 2018 Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 5/30/25	1,580,438	1,565,028

Electronics 0.8%
Avast Software B.V. 2018 Term Loan B 4.354% (3 Month LIBOR + 2.25%), due 9/30/23	734,663	738,221
ION Trading Technologies S.A R.L. Incremental Term Loan B 6.064% (3 Month LIBOR + 4.00%), due 11/21/24	1,974,874	1,905,754
Oberthur Technologies S.A. 2016 Term Loan B1 5.854% (3 Month LIBOR + 3.75%), due 1/10/24	1,098,053	1,066,942
SS&C Technologies Holdings Europe S.A R.L. 2018 Term Loan B4 4.294% (1 Month LIBOR + 2.25%), due 4/16/25	1,900,051	1,906,781
Trader Corp. 2017 Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 9/28/23	1,283,127	1,276,711
		6,894,409
Finance 0.8%
Inmarsat Finance PLC Term Loan B TBD, due 9/23/26	6,750,000	6,637,498

Grocery 0.2%
Sunshine Luxembourg VII SARL 1st Lien Term Loan TBD, due 7/16/26	1,600,000	1,606,000

Healthcare, Education & Childcare 1.3%
Auris Luxembourg III S.A.R.L. 2019 Term Loan B2 5.794% (1 Month LIBOR + 3.75%), due 2/27/26	1,679,063	1,662,273
Endo Luxembourg Finance Co. I S.A R.L. 2017 Term Loan B 6.313% (1 Month LIBOR + 4.25%), due 4/29/24	3,789,047	3,436,665
Mallinckrodt International Finance S.A. Term Loan B 4.854% (3 Month LIBOR + 2.75%), due 9/24/24	1,050,473	794,859
Valeant Pharmaceuticals International, Inc. 2018 Term Loan B 5.039% (1 Month LIBOR + 3.00%), due 6/2/25	5,559,914	5,579,768
		11,473,565
Hotels, Motels, Inns & Gaming 1.1%
Four Seasons Hotels, Ltd. New 1st Lien Term Loan 4.044% (1 Month LIBOR + 2.00%), due 11/30/23	2,465,894	2,476,902
Gateway Casinos & Entertainment, Ltd. 2018 Term Loan B 5.104% (3 Month LIBOR + 3.00%), due 3/13/25	1,584,962	1,560,197
GVC Holdings PLC 2018 Term Loan 4.446% (6 Month LIBOR + 2.25%), due 3/29/24	1,482,450	1,482,912
Stars Group Holdings B.V. 2018 Incremental Term Loan 5.604% (3 Month LIBOR + 3.50%), due 7/10/25	4,047,670	4,060,295
		9,580,306
Leisure, Amusement, Motion Pictures & Entertainment 0.9%
Bombardier Recreational Products, Inc.
2016 Term Loan B 4.044% (1 Month LIBOR + 2.00%), due 5/23/25	1,690,674	1,687,152
2019 Incremental Term Loan B2 4.544% (1 Month LIBOR + 2.50%), due 5/23/25	1,666,667	1,673,612
Delta 2 (LUX) S.A.R.L. 2018 Term Loan 4.544% (1 Month LIBOR + 2.50%), due 2/1/24	3,568,089	3,519,028
DHX Media, Ltd. Term Loan B 5.794% (1 Month LIBOR + 3.75%), due 12/29/23	793,661	764,891
		7,644,683
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Titan Acquisition, Ltd. 2018 Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 3/28/25	1,846,875	1,767,613

Oil & Gas 0.1%
NorthRiver Midstream Finance L.P. 2018 Term Loan B 5.569% (3 Month LIBOR + 3.25%), due 10/1/25	1,188,000	1,170,180

Personal & Nondurable Consumer Products (Manufacturing Only) 0.2%
Array Canada, Inc. Term Loan B 7.104% (3 Month LIBOR + 5.00%), due 2/10/23	368,129	347,882
KIK Custom Products, Inc. 2015 Term Loan B 6.256% (3 Month LIBOR + 4.00%), due 5/15/23	1,350,000	1,277,438
		1,625,320
Personal, Food & Miscellaneous Services 0.7%
1011778 B.C. Unlimited Liability Co. Term Loan B3 4.294% (1 Month LIBOR + 2.25%), due 2/16/24	3,354,443	3,362,131
Jacobs Douwe Egberts International B.V. 2018 Term Loan B 4.125% (1 Month LIBOR + 2.00%), due 11/1/25	2,629,751	2,631,395
		5,993,526
Printing & Publishing 0.5%
Springer Science & Business Media Deutschland GmbH Term Loan B13 5.544% (1 Month LIBOR + 3.50%), due 8/15/22	3,893,719	3,894,934

Retail Store 0.1%
EG Group, Ltd. 2018 Term Loan B 6.104% (3 Month LIBOR + 4.00%), due 2/7/25	1,182,000	1,166,856

Telecommunications 1.0%
Altice France S.A. 2018 Term Loan B13 6.028% (1 Month LIBOR + 4.00%), due 8/14/26	1,240,625	1,235,197
Intelsat Jackson Holdings S.A. 2017 Term Loan B3 5.804% (1 Month LIBOR + 3.75%), due 11/27/23	4,139,180	4,143,319
Telesat Canada Term Loan B4 4.61% (3 Month LIBOR + 2.50%), due 11/17/23	3,272,441	3,275,168
		8,653,684
Total Foreign Floating Rate Loans (Cost $100,576,340)		98,454,078
Total Long-Term Bonds (Cost $846,046,392)		829,405,759

	Shares
Affiliated Investment Company 0.3%
Fixed Income Fund 0.3%
MainStay MacKay High Yield Corporate Bond Fund Class I	492,059	2,765,373
Total Affiliated Investment Company (Cost $2,792,371)		2,765,373

Common Stocks 0.5%
Communications Equipment 0.0% ‡
Energy Future Holdings Corp. (e)(f)(i)(j)	94,456	0
Millennium Corporate Trust (e)(f)(i)(j)	1,243	0
Millennium Lender Trust (e)(f)(i)(j)	1,324	0
		0
Energy Equipment & Services 0.1%
Pacific Drilling S.A. (b)(j)	49,911	195,152
Transocean, Ltd. (j)	52,291	233,741
		428,893
Hotels, Restaurants & Leisure 0.0% ‡
Caesars Entertainment Corp. (j)	19,323	225,306

Media 0.1%
Clear Channel Outdoor Holdings, Inc. (j)	43,745	110,237
iHeartMedia, Inc., Class A (b)(j)	18,603	279,045
		389,282
Metals & Mining 0.3%
AFGlobal Corp. (e)(f)(i)(j)	45,694	2,419,497

Oil & Gas 0.0% ‡
HGIM Corp. (e)(f)(i)(j)	527	6,588
Templar Energy Corp., Class B (e)(f)(i)(j)	36,393	0
Templar Energy LLC, Class A (e)(f)(i)(j)	36,029	0
		6,588
Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources (e)(f)(i)(j)	122,031	350,839
Philadelphia Energy Solutions, Inc., Class A (e)(f)(i)(j)	52,608	9,864
		360,703
Total Common Stocks (Cost $5,050,435)		3,830,269

Preferred Stocks 0.0%
Oil & Gas 0.0%
Templar Energy Corp., (8.00% PIK) (c)(e)(f)(i)(j)	54,340	0
Total Preferred Stocks (Cost $227,580)		0

	Number of Rights
Rights 0.0%‡
Independent Power & Renewable Electricity Producers 0.0% ‡
Vistra Energy Corp. (e)(i)(j)	57,684	51,916
Total Rights (Cost $47,301)		51,916

	Number of Warrants
Warrants 0.0%‡
Oil & Gas 0.0% ‡
HGIM Corp. Expires 7/2/43 (e)(f)(i)(j)	2,358	29,475

Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources (e)(f)(i)(j)
1st Lien Warrants Expires 3/30/23	11,684	876
2nd Lien Tranche A Expires 3/30/23	15,022	1,878
2nd Lien Tranche B Expires 3/30/23	31,000	930
		3,684
Total Warrants (Cost $100,718)		33,159

	Principal Amount
Short-Term Investments 4.7%
Repurchase Agreement 0.4%
Fixed Income Clearing Corp. 0.25%, dated 9/30/19 due 10/1/19 Proceeds at Maturity $3,165,368 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 3/15/21, with a Principal Amount of $3,200,000 and a Market Value of $3,232,074)	$3,165,346	3,165,346
Total Repurchase Agreement (Cost $3,165,346)		3,165,346

U.S. Government & Federal Agencies 4.0%
1.878%, due 10/15/19	10,385,000	10,376,679
1.996%, due 10/8/19	23,511,000	23,502,010
Total U.S. Government & Federal Agencies (Cost $33,878,689)		33,878,689

Unaffiliated Investment Company 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (k)(l)	2,784,732	2,784,732
Total Unaffiliated Investment Company (Cost $2,784,732)		2,784,732
Total Short-Term Investments (Cost $39,828,767)		39,828,767
Total Investments (Cost $894,093,564)	102.7%	875,915,243
Other Assets, Less Liabilities	(2.7)	(22,936,694)
Net Assets	100.0%	$852,978,549

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of September 30, 2019, the market value of securities loaned was $2,739,712 and the Portfolio received cash collateral with a value of $2,784,732.
(c)	PIK (“Payment-in-Kind”) - issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate - Rate shown was the rate in effect as of September 30, 2019.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Illiquid security - As of September 30, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $9,988,030, which represented 1.2% of the Portfolio’s net assets.
(g)	Issue in non-accrual status.
(h)	Issue in default.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, the total market value of fair valued securities was $2,871,863, which represented 0.3% of the Portfolio’s net assets.
(j)	Non-income producing security.
(k)	Represents security purchased with cash collateral received for securities on loan.
(l)	Current yield as of September 30, 2019.
(m)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$36,157,487	$—	$36,157,487
Floating Rate Loans (b)	—	689,018,760	5,775,434	694,794,194
Foreign Floating Rate Loans	—	98,454,078	—	98,454,078
Total Long-Term Bonds	—	823,630,325	5,775,434	829,405,759
Affiliated Investment Company
Fixed Income Funds	2,765,373	—	—	2,765,373
Common Stocks (c)	1,043,481	—	2,786,788	3,830,269
Preferred Stocks (d)	—	—	0	0
Rights (e)	—	—	51,916	51,916
Warrants (f)	—	—	33,159	33,159
Short-Term Investments
Repurchase Agreements	—	3,165,346	—	3,165,346
U.S. Government & Federal Agencies	—	33,878,689	—	33,878,689
Unaffiliated Investment Company	2,784,732	—	—	2,784,732
Total Short-Term Investments	2,784,732	37,044,035	—	39,828,767
Total Investments in Securities	$6,593,586	$860,674,360	$8,647,297	$875,915,243

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $5,775,434 are held within the Floating Rate Loans section of the Portfolio of Investments were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $0, $2,419,497, $6,588 and $360,703 are held in Communications Equipment, Metals & Mining, Oil & Gas and Oil, Gas & Consumable Fuels, respectively, within the Common Stocks section of the Portfolio of Investments.

(d)	The Level 3 security valued at $0 is held in Oil & Gas within the Preferred Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $51,916 is held in Independent Power & Renewable Electricity Producers within the Rights section of the Portfolio of Investments.

(f)	The Level 3 securities valued at $29,475 and $3,684 are held in Oil & Gas and Oil, Gas & Consumable Fuels, respectively within the Warrants section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2019
Long-Term Bonds
Floating Rate Loans	$48,225,782	$30,230	$7,261	$(446,216)	$1,683,234	$(14,905,418)	$2,185,082	$(31,004,521)	$5,775,434	$(775,445)
Foreign Floating Rate Loans	7,547,427	-	-	-	-	-	-	(7,547,427)	-	-
Common Stocks	3,235,335	-	-	(448,547)	-	-	-	-	2,786,788	(448,547)
Preferred Stocks	66,963	-	-	(66,963)	-	-	-	-	-	-
Rights	54,223	-	-	(2,307)	-	-	-	-	51,916	(2,307)
Warrants	101,766	-	-	(68,607)	-	-	-	-	33,159	(68,607)
Total	$59,231,496	$30,230	$7,261	$(1,032,640)	$1,683,234	$(14,905,418)	$2,185,082	$(38,551,948)	$8,647,297	$(1,294,906)

(a) Sales include principal reductions.

As of September 30, 2019, securities with a market value of $2,185,082 transferred from Level 2 to Level 3 as the fair value obtained from an independent pricing service, utilized significant unobservable inputs. As of December 31, 2018, the fair value obtained for these securities, as determined by an independent pricing service, utilized significant other observable inputs.

As of September 30, 2019, securities with a market value of $38,551,948 transferred from Level 3 to Level 2 as the fair value obtained from an independent pricing service, utilized significant other observable inputs. As of December 31, 2018, the fair value obtained for these securities, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay VP Growth Allocation Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.1% †
Equity Funds 96.1%
IQ 50 Percent Hedged FTSE International ETF (a)	1,069,338	$21,750,014
IQ 500 International ETF (a)	1,388,270	37,058,479
IQ Chaikin U.S. Large Cap ETF (a)	1,876,736	46,805,796
IQ Chaikin U.S. Small Cap ETF (a)	584,056	14,735,733
IQ Global Resources ETF (a)	616,092	16,339,930
MainStay Epoch Capital Growth Fund Class I (a)	811,627	10,413,172
MainStay Epoch International Choice Fund Class I (a)	1,654,027	56,881,981
MainStay Epoch U.S. All Cap Fund Class R6 (a)	2,486,699	71,020,133
MainStay MacKay International Opportunities Fund Class I (a)	5,274,424	40,085,621
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	3,590,752	30,557,298
MainStay MAP Equity Fund Class I (a)	1,794,582	76,538,903
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	3,710,568	51,352,373
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	6,658,996	57,186,694
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	4,823,115	80,221,046
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,426,198	90,765,609
MainStay VP MacKay Common Stock Portfolio Initial Class (a)	1,419,867	41,713,539
MainStay VP MacKay Growth Portfolio Initial Class (a)	2,326,355	76,630,893
MainStay VP MacKay International Equity Portfolio Initial Class (a)	1,188,240	20,128,112
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	3,973,743	55,320,662
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	19,216	1,113,088
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	4,342,499	46,240,580
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	6,364,745	85,695,501
Total Equity Funds (Cost $1,002,122,665)		1,028,555,157
Total Affiliated Investment Companies (Cost $1,002,122,665)		1,028,555,157

Short-Term Investment 4.0%
Affiliated Investment Company 4.0%
MainStay U.S. Government Liquidity Fund, 1.81% (b)	42,935,052	42,935,052

Total Short-Term Investment (Cost $42,935,052)		42,935,052
Total Investments (Cost $1,045,057,717)	100.1%	1,071,490,209
Other Assets, Less Liabilities	(0.1)	(833,226)
Net Assets	100.0%	$1,070,656,983

†	Percentages indicated are based on Portfolio net assets.
(a)	As of September 30, 2019, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments (a)
Affiliated Investment Companies
Equity Funds	$1,028,555,157	$—	$—	$1,028,555,157
Short-Term Investment	42,935,052	—	—	42,935,052
Total Investments in Securities	$1,071,490,209	$—	$—	$1,071,490,209

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Income Builder Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

		Principal Amount	Value
Long-Term Bonds 53.0% †
Asset-Backed Securities 1.6%
Auto Floor Plan Asset-Backed Securities 0.4%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30		$930,000	$1,028,822
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1, Class A 2.775% (1 Month LIBOR + 0.63%), due 9/25/23 (a)(b)		1,090,000	1,091,343
			2,120,165
Automobile Asset-Backed Securities 0.5%
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, due 1/20/23 (a)		680,000	683,948
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56%, due 11/25/31 (a)		755,000	771,701
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4 3.15%, due 7/22/24		945,000	966,800
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, due 5/15/24		665,000	679,806
			3,102,255
Credit Cards 0.2%
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06%, due 8/15/28		700,000	695,830
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04%, due 7/15/24		685,000	702,953
			1,398,783
Home Equity 0.1%
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 2.245% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		159,609	113,377
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 2.195% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		231,497	105,942
			219,319
Other Asset-Backed Securities 0.4%
Daimler Trucks Retail Trust Series 2019-1, Class A3 2.77%, due 8/15/22 (a)		850,000	859,184
Verizon Owner Trust
Series 2018-1A, Class A1A 2.82%, due 9/20/22 (a)		685,000	689,788
Series 2019-A, Class A1A 2.93%, due 9/20/23		735,000	748,280
			2,297,252
Student Loans 0.0% ‡
KeyCorp Student Loan Trust Series 2000-A, Class A2 2.841% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		52,070	51,832
Total Asset-Backed Securities (Cost $9,073,023)			9,189,606

Corporate Bonds 30.4%
Aerospace & Defense 0.1%
L3Harris Technologies, Inc. 4.40%, due 6/15/28		810,000	909,988

Agriculture 0.3%
Altria Group, Inc. 3.80%, due 2/14/24		1,300,000	1,358,974
JBS Investments II GmbH 7.00%, due 1/15/26 (Austria) (a)		460,000	496,335
			1,855,309
Airlines 0.9%
American Airlines Group, Inc. 4.625%, due 3/1/20 (a)		1,400,000	1,408,750
Continental Airlines, Inc. Series 2009-2, Class 2, Pass Through Trust 7.25%, due 5/10/21		255,494	256,670
Delta Air Lines, Inc. Series 2019-1, Class AA 3.204%, due 10/25/25		920,000	961,126
Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		931,505	934,765
U.S. Airways Group, Inc.
Series 2012-1, Class A 5.90%, due 4/1/26		669,154	744,902
Series 2010-1, Class A 6.25%, due 10/22/24		362,645	394,340
United Airlines, Inc.
Series 2014-2, Class B 4.625%, due 3/3/24		313,313	322,932
Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		420,917	444,994
			5,468,479
Auto Manufacturers 0.8%
Daimler Finance North America LLC 2.837% (3 Month LIBOR + 0.55%), due 5/4/21 (Germany) (a)(b)		685,000	684,624
Ford Motor Credit Co. LLC
4.25%, due 9/20/22		305,000	312,264
5.875%, due 8/2/21		150,000	157,117
General Motors Financial Co., Inc.
3.15%, due 6/30/22		320,000	323,692
3.45%, due 4/10/22		1,500,000	1,525,930
Toyota Motor Credit Corp. 2.315% (3 Month LIBOR + 0.17%), due 9/18/20 (b)		1,765,000	1,766,369
			4,769,996
Banks 7.9%
Bank of America Corp.
2.738%, due 1/23/22 (c)		1,150,000	1,156,511
3.004%, due 12/20/23 (c)		734,000	749,610
3.458%, due 3/15/25 (c)		615,000	640,895
3.499%, due 5/17/22 (c)		1,635,000	1,667,437
3.50%, due 4/19/26		150,000	159,251
3.705%, due 4/24/28 (c)		555,000	590,286
4.078%, due 4/23/40 (c)		785,000	877,939
4.20%, due 8/26/24		325,000	348,593
6.30%, due 3/10/26 (c)(d)		735,000	826,875
BB&T Corp. 5.25%, due 11/1/19		930,000	932,234
Branch Banking & Trust Co. 2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)		760,000	755,006
Citibank N.A.
2.125%, due 10/20/20		1,615,000	1,616,492
3.40%, due 7/23/21		1,340,000	1,371,475
Citigroup, Inc.
3.352%, due 4/24/25 (c)		780,000	808,166
3.40%, due 5/1/26		255,000	266,350
3.668%, due 7/24/28 (c)		430,000	455,219
3.70%, due 1/12/26		545,000	578,748
3.98%, due 3/20/30 (c)		565,000	614,360
4.05%, due 7/30/22		105,000	109,964
5.30%, due 5/6/44		436,000	542,061
6.625%, due 6/15/32		190,000	248,590
Citizens Financial Group, Inc. 4.30%, due 12/3/25		1,190,000	1,272,411
Credit Suisse Group A.G. 2.593%, due 9/11/25 (Switzerland) (a)(c)		365,000	361,387
Discover Bank 8.70%, due 11/18/19		795,000	801,148
Goldman Sachs Group, Inc.
2.905%, due 7/24/23 (c)		310,000	314,164
2.908%, due 6/5/23 (c)		285,000	288,685
3.328% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		815,000	819,188
3.625%, due 1/22/23		1,330,000	1,383,168
5.25%, due 7/27/21		1,295,000	1,364,766
6.75%, due 10/1/37		159,000	214,632
HSBC Holdings PLC 3.973%, due 5/22/30 (United Kingdom) (c)		465,000	496,477
Huntington Bancshares, Inc. 3.15%, due 3/14/21		1,295,000	1,312,427
JPMorgan Chase & Co. (c)
3.207%, due 4/1/23		1,540,000	1,577,527
3.54%, due 5/1/28		800,000	843,571
Lloyds Banking Group PLC (United Kingdom)
4.582%, due 12/10/25		508,000	533,515
4.65%, due 3/24/26		1,075,000	1,132,324
Morgan Stanley
3.125%, due 1/23/23		1,560,000	1,600,151
4.875%, due 11/1/22		495,000	530,862
5.00%, due 11/24/25		1,150,000	1,288,678
5.913% (3 Month LIBOR + 3.61%), due 1/15/20 (b)(d)		645,000	650,289
6.25%, due 8/9/26		881,000	1,068,178
7.25%, due 4/1/32		1,300,000	1,855,580
PNC Bank N.A. 2.55%, due 12/9/21		815,000	822,989
Royal Bank of Scotland Group PLC 6.00%, due 12/19/23 (United Kingdom)		70,000	76,854
State Street Corp. 2.55%, due 8/18/20		915,000	919,322
Toronto-Dominion Bank (Canada)
1.80%, due 7/13/21		1,535,000	1,530,714
3.15%, due 9/17/20		1,620,000	1,638,170
U.S. Bank N.A. 2.442% (3 Month LIBOR + 0.29%), due 5/21/21 (b)		1,300,000	1,300,684
Wells Fargo Bank N.A.
2.40%, due 1/15/20		1,610,000	1,611,420
2.60%, due 1/15/21		985,000	992,144
3.55%, due 8/14/23		1,015,000	1,065,720
Westpac Banking Corp. (Australia)
2.438% (3 Month LIBOR + 0.28%), due 5/15/20 (b)		700,000	701,141
4.875%, due 11/19/19		1,935,000	1,941,734
			47,626,082
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, due 1/23/25		250,000	273,049
4.75%, due 1/23/29		495,000	575,319
Constellation Brands, Inc. 2.00%, due 11/7/19		680,000	679,712
Diageo Capital PLC 2.364% (3 Month LIBOR + 0.24%), due 5/18/20 (United Kingdom) (b)		950,000	950,193
			2,478,273
Biotechnology 0.5%
Biogen, Inc. 3.625%, due 9/15/22		1,240,000	1,289,256
Celgene Corp. 3.625%, due 5/15/24		1,400,000	1,478,390
			2,767,646
Building Materials 0.5%
Cemex S.A.B. de C.V. 3.125%, due 3/19/26 (Mexico) (a)	EUR	1,515,000	1,706,900
Standard Industries, Inc. 5.375%, due 11/15/24 (a)		$1,000,000	1,030,000
			2,736,900
Chemicals 0.5%
Air Liquide Finance S.A. 1.75%, due 9/27/21 (France) (a)		610,000	606,195
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (Netherlands) (a)		745,000	745,931
Huntsman International LLC 4.50%, due 5/1/29		731,000	768,543
Orbia Advance Corp. S.A.B. de C.V. 4.00%, due 10/4/27 (Mexico) (a)		625,000	632,819
			2,753,488
Commercial Services 0.5%
Cintas Corp. No 2 3.70%, due 4/1/27		1,065,000	1,161,279
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)		710,000	738,400
PayPal Holdings, Inc. 2.40%, due 10/1/24		1,120,000	1,126,072
			3,025,751
Computers 0.5%
Apple, Inc.
1.55%, due 8/4/21		545,000	542,320
2.75%, due 1/13/25		715,000	738,848
Dell International LLC / EMC Corp. (a)
4.90%, due 10/1/26		680,000	728,895
5.30%, due 10/1/29		318,000	346,701
Hewlett Packard Enterprise Co. 2.10%, due 10/4/19 (a)		750,000	749,990
			3,106,754
Cosmetics & Personal Care 0.2%
Unilever Capital Corp. 1.80%, due 5/5/20 (United Kingdom)		1,100,000	1,098,786

Diversified Financial Services 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
4.45%, due 12/16/21		285,000	296,338
4.625%, due 10/30/20		1,600,000	1,637,888
Air Lease Corp.
2.125%, due 1/15/20		730,000	729,629
2.75%, due 1/15/23		500,000	505,797
3.50%, due 1/15/22		340,000	348,715
4.25%, due 9/15/24		420,000	448,119
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, due 7/15/26 (a)		650,000	686,562
Ally Financial, Inc.
3.875%, due 5/21/24		310,000	320,788
8.00%, due 11/1/31		1,130,000	1,562,225
Capital One Financial Corp. 4.20%, due 10/29/25		165,000	175,757
Caterpillar Financial Services Corp. 2.338% (3 Month LIBOR + 0.18%), due 5/15/20 (b)		830,000	830,594
Synchrony Financial 4.50%, due 7/23/25		825,000	880,429
			8,422,841
Electric 1.6%
AEP Transmission Co. LLC 3.10%, due 12/1/26		850,000	888,748
CMS Energy Corp.
3.875%, due 3/1/24		550,000	579,696
5.05%, due 3/15/22		430,000	455,219
Connecticut Light & Power Co. 4.00%, due 4/1/48		450,000	518,756
Consolidated Edison, Inc. 2.00%, due 3/15/20 (e)		435,000	434,762
Duke Energy Ohio, Inc. 4.30%, due 2/1/49		565,000	669,706
Duquesne Light Holdings, Inc. (a)
3.616%, due 8/1/27		865,000	882,658
6.40%, due 9/15/20		925,000	957,452
Entergy Louisiana LLC 4.00%, due 3/15/33		790,000	901,808
Evergy, Inc. 5.292%, due 6/15/22 (f)		500,000	533,689
Public Service Electric & Gas Co. 3.00%, due 5/15/27		800,000	833,029
Puget Energy, Inc. 5.625%, due 7/15/22		350,000	374,353
Southern California Edison Co.
3.70%, due 8/1/25		330,000	349,091
4.00%, due 4/1/47		520,000	557,660
WEC Energy Group, Inc. 4.271% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		480,000	403,800
			9,340,427
Environmental Controls 0.2%
Republic Services, Inc. 4.75%, due 5/15/23		580,000	628,207
Waste Management, Inc. 2.40%, due 5/15/23		810,000	819,034
			1,447,241
Food 1.2%
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)		485,000	514,090
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (Ireland) (a)		1,290,000	1,309,470
Mondelez International Holdings Netherlands B.V. 2.00%, due 10/28/21 (Netherlands) (a)		1,110,000	1,107,553
Nestle Holdings, Inc. 3.10%, due 9/24/21 (a)		1,615,000	1,648,917
Performance Food Group, Inc. 5.50%, due 10/15/27 (a)		655,000	689,388
Smithfield Foods, Inc. (a)
2.70%, due 1/31/20		605,000	604,642
3.35%, due 2/1/22		565,000	566,685
Tyson Foods, Inc. 3.95%, due 8/15/24		965,000	1,030,283
			7,471,028
Gas 0.1%
Southern California Gas Co. 4.30%, due 1/15/49		325,000	385,706

Health Care - Products 0.5%
Abbott Laboratories 3.40%, due 11/30/23		535,000	561,086
Becton Dickinson & Co.
3.70%, due 6/6/27		551,000	584,930
4.669%, due 6/6/47		635,000	749,921
Stryker Corp. 2.625%, due 3/15/21		1,220,000	1,229,039
			3,124,976
Health Care - Services 0.0% ‡
Cigna Holding Co. 4.375%, due 12/15/20		135,000	138,009

Holding Company - Diversified 0.2%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (Hong Kong) (a)		925,000	954,415

Home Builders 0.2%
Lennar Corp. 4.50%, due 11/15/19		200,000	200,000
MDC Holdings, Inc. 5.625%, due 2/1/20		1,100,000	1,109,625
			1,309,625
Insurance 1.9%
AXA Equitable Holdings, Inc. 5.00%, due 4/20/48		830,000	894,667
Jackson National Life Global Funding (a)
2.20%, due 1/30/20		1,295,000	1,295,487
2.618% (3 Month LIBOR + 0.48%), due 6/11/21 (b)		1,895,000	1,899,583
Liberty Mutual Group, Inc. 4.25%, due 6/15/23 (a)		295,000	312,791
MassMutual Global Funding II (a)
2.50%, due 10/17/22		1,270,000	1,284,897
2.95%, due 1/11/25		365,000	377,249
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		425,000	447,684
Pricoa Global Funding I 2.55%, due 11/24/20 (a)		765,000	769,491
Principal Life Global Funding II 2.375%, due 11/21/21 (a)		1,470,000	1,474,521
Protective Life Corp. 8.45%, due 10/15/39		725,000	1,150,849
Prudential Financial, Inc. 5.625%, due 6/15/43 (c)		560,000	601,950
Voya Financial, Inc. 3.65%, due 6/15/26		310,000	324,883
Willis North America, Inc. 2.95%, due 9/15/29		705,000	693,888
			11,527,940
Internet 0.6%
Expedia Group, Inc.
3.25%, due 2/15/30 (a)		1,305,000	1,301,278
3.80%, due 2/15/28		157,000	164,312
5.00%, due 2/15/26		22,000	24,714
GrubHub Holdings, Inc. 5.50%, due 7/1/27 (a)		560,000	571,368
Tencent Holdings, Ltd. (China) (a)
3.595%, due 1/19/28		440,000	458,942
3.925%, due 1/19/38		675,000	723,241
Weibo Corp. 3.50%, due 7/5/24		465,000	472,370
			3,716,225
Iron & Steel 0.3%
ArcelorMittal 4.55%, due 3/11/26 (Luxembourg)		800,000	837,043
Vale Overseas, Ltd. (Brazil)
6.25%, due 8/10/26		435,000	501,337
6.875%, due 11/21/36		305,000	386,435
			1,724,815
Lodging 0.6%
Las Vegas Sands Corp. 3.20%, due 8/8/24		555,000	565,286
Marriott International, Inc.
2.30%, due 1/15/22		890,000	890,186
3.60%, due 4/15/24		920,000	965,366
7.15%, due 12/1/19		125,000	125,940
Sands China, Ltd. (Macau)
4.60%, due 8/8/23		355,000	375,728
5.125%, due 8/8/25		460,000	505,043
			3,427,549
Machinery - Construction & Mining 0.3%
Caterpillar Financial Services Corp. 2.90%, due 3/15/21		1,735,000	1,757,742

Machinery - Diversified 0.4%
CNH Industrial Capital LLC
4.20%, due 1/15/24		545,000	575,086
4.875%, due 4/1/21		1,445,000	1,495,835
John Deere Capital Corp. 3.65%, due 10/12/23		135,000	143,829
			2,214,750
Media 1.1%
Comcast Corp.
3.45%, due 10/1/21		1,945,000	2,003,030
4.70%, due 10/15/48		555,000	679,566
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)(e)		970,000	1,006,375
Grupo Televisa S.A.B. 5.25%, due 5/24/49 (Mexico)		480,000	524,958
Sky, Ltd. 3.75%, due 9/16/24 (United Kingdom) (a)		340,000	363,834
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		355,000	420,302
UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (a)		765,000	786,037
Virgin Media Secured Finance PLC 5.25%, due 1/15/26 (United Kingdom) (a)		750,000	768,651
			6,552,753
Metal Fabricate & Hardware 0.2%
Precision Castparts Corp. 3.25%, due 6/15/25		1,455,000	1,532,091

Metals & Mining 0.1%
Corp. Nacional del Cobre de Chile (Chile) 3.00%, due 9/30/29 (a)		635,000	632,606

Mining 0.1%
Anglo American Capital PLC 4.875%, due 5/14/25 (United Kingdom) (a)		455,000	494,168

Miscellaneous - Manufacturing 0.3%
Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (Germany) (a)		760,000	772,168
Textron Financial Corp. 3.893% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		1,295,000	979,370
			1,751,538
Oil & Gas 0.6%
Gazprom Via Gaz Capital S.A. 7.288%, due 8/16/37 (Luxembourg) (a)		640,000	847,603
Marathon Petroleum Corp. 5.125%, due 12/15/26		450,000	505,805
Petrobras Global Finance B.V. 7.375%, due 1/17/27 (Brazil)		381,000	460,176
Valero Energy Corp.
3.65%, due 3/15/25		1,000,000	1,058,097
6.625%, due 6/15/37		415,000	536,995
			3,408,676
Packaging & Containers 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (New Zealand)
5.125%, due 7/15/23 (a)		1,060,000	1,085,175
5.75%, due 10/15/20		823,742	825,471
			1,910,646
Pharmaceuticals 0.6%
Allergan Funding SCS 3.45%, due 3/15/22		1,005,000	1,029,905
Bausch Health Cos., Inc. 5.75%, due 8/15/27 (a)		465,000	502,586
Bristol-Myers Squibb Co. 3.40%, due 7/26/29 (a)		690,000	737,004
GlaxoSmithKline Capital PLC 2.525% (3 Month LIBOR + 0.35%), due 5/14/21 (United Kingdom) (b)		1,260,000	1,261,723
			3,531,218
Pipelines 0.5%
Enterprise Products Operating LLC
3.125%, due 7/31/29		630,000	645,119
4.20%, due 1/31/50		160,000	171,113
Southern Natural Gas Co. LLC 4.80%, due 3/15/47 (a)		315,000	348,833
Spectra Energy Partners, L.P. 4.75%, due 3/15/24		795,000	866,053
Transcontinental Gas Pipe Line Co. LLC 4.60%, due 3/15/48		840,000	930,143
			2,961,261
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, Inc. 3.375%, due 8/15/31		505,000	527,390
American Tower Corp. 3.375%, due 10/15/26		1,080,000	1,123,190
Crown Castle International Corp.
3.40%, due 2/15/21		920,000	932,615
5.25%, due 1/15/23		1,290,000	1,404,512
Digital Realty Trust, L.P.
2.75%, due 2/1/23		45,000	45,454
3.70%, due 8/15/27		170,000	178,387
GLP Capital, L.P. / GLP Financing II, Inc. 3.35%, due 9/1/24		505,000	507,879
Kilroy Realty, L.P. 3.45%, due 12/15/24		720,000	748,777
Welltower, Inc. 4.00%, due 6/1/25		310,000	331,301
			5,799,505
Retail 0.9%
Alimentation Couche-Tard, Inc. 3.55%, due 7/26/27 (Canada) (a)		1,035,000	1,075,935
CVS Health Corp.
4.00%, due 12/5/23		1,355,000	1,431,787
4.78%, due 3/25/38		400,000	438,073
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(g)		30,739	33,233
McDonald's Corp. 3.35%, due 4/1/23		1,085,000	1,132,370
O'Reilly Automotive, Inc. 3.55%, due 3/15/26		1,000,000	1,054,345
Starbucks Corp. 4.45%, due 8/15/49		475,000	550,364
			5,716,107
Savings & Loans 0.2%
Nationwide Building Society 3.96%, due 7/18/30 (United Kingdom) (a)(c)		960,000	1,002,570

Semiconductors 0.3%
Broadcom, Inc. 3.125%, due 10/15/22 (a)		945,000	956,859
NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (Netherlands) (a)		590,000	617,541
			1,574,400
Software 0.3%
Fiserv, Inc.
2.75%, due 7/1/24		325,000	330,647
3.20%, due 7/1/26		205,000	212,153
salesforce.com, Inc.
3.25%, due 4/11/23		510,000	532,029
3.70%, due 4/11/28		690,000	757,345
			1,832,174
Telecommunications 1.3%
AT&T, Inc.
3.312% (3 Month LIBOR + 1.18%), due 6/12/24 (b)		755,000	768,817
4.35%, due 3/1/29		320,000	353,436
4.90%, due 8/15/37		670,000	759,892
CommScope Technologies LLC 6.00%, due 6/15/25 (a)		475,000	429,875
CommScope, Inc. 5.00%, due 6/15/21 (a)		682,000	682,205
Crown Castle Towers LLC 4.241%, due 7/15/48 (a)		990,000	1,089,089
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		1,545,000	1,642,350
Telefonica Emisiones SAU (Spain)
5.134%, due 4/27/20		800,000	812,799
5.462%, due 2/16/21		175,000	182,680
Verizon Communications, Inc. 3.258% (3 Month LIBOR + 1.10%), due 5/15/25 (b)		985,000	1,000,224
			7,721,367
Transportation 0.0% ‡
XPO Logistics, Inc. 6.50%, due 6/15/22 (a)		277,000	282,402
Total Corporate Bonds (Cost $176,211,437)			182,264,223

Foreign Bonds 0.1%
Banks 0.1%
Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	525,000	729,520
Total Foreign Bonds (Cost $843,311)			729,520

Loan Assignments 0.8%
Advertising 0.1%
Outfront Media Capital LLC 2017 Term Loan B 4.04% (1 Month LIBOR + 2.00%), due 3/18/24		$740,299	743,769

Environmental Controls 0.3%
Advanced Disposal Services, Inc. Term Loan B3 4.20% (1 Week LIBOR + 2.25%), due 11/10/23		1,641,131	1,644,290

Household Products & Wares 0.1%
Prestige Brands, Inc. Term Loan B4 4.04% (1 Month LIBOR + 2.00%), due 1/26/24		550,091	550,503

Insurance 0.0% ‡
MPH Acquisition Holdings LLC 2016 Term Loan B 4.85% (3 Month LIBOR + 2.75%), due 6/7/23		146,470	139,146

Telecommunications 0.2%
Level 3 Financing Inc. 2017 Term Loan B 4.29% (1 Month LIBOR + 2.25%), due 2/22/24		1,065,000	1,066,332

Transportation 0.1%
XPO Logistics, Inc. 2018 Term Loan B 4.04% (1 Month LIBOR + 2.00%), due 2/24/25		565,000	567,276
Total Loan Assignments (Cost $4,707,795)			4,711,316

Mortgage-Backed Securities 8.0%
Agency (Collateralized Mortgage Obligations) 4.7%
Federal Home Loan Mortgage Corporation
REMIC Series 4691, Class HA 2.50%, due 6/15/40		908,771	915,847
REMIC, Series 4900, Class BE 3.00%, due 3/25/49		958,714	983,741
REMIC, Series 4911, Class MB 3.00%, due 9/25/49		1,565,000	1,603,635
Series 2019-1, Class A1 3.50%, due 5/25/29		677,874	712,102
REMIC Series 4818, Class BD 3.50%, due 3/15/45		902,977	937,815
REMIC Series 4884, Class BA 3.50%, due 6/15/48		789,628	822,734
REMIC Series 4888, Class BA 3.50%, due 9/15/48		626,877	655,640
REMIC Series 4877, Class AT 3.50%, due 11/15/48		836,764	882,136
REMIC Series 4877, Class BE 3.50%, due 11/15/48		1,216,325	1,284,763
Federal National Mortgage Association
REMIC Series 2013-77, Class CY 3.00%, due 7/25/43		746,000	776,867
Series 2019-25, Class PA 3.00%, due 5/25/48		762,720	783,889
Series 2019-13, Class PE 3.00%, due 3/25/49		971,018	993,391
REMIC, Series 2019-58, Class LP 3.00%, due 10/25/49		1,840,000	1,878,917
REMIC Series 2019-13, Class CA 3.50%, due 4/25/49		1,418,882	1,501,354
Government National Mortgage Association
Series 2017-123, Class AB 2.50%, due 1/20/47		760,654	763,292
Series 2014-91, Class MA 3.00%, due 1/16/40		840,485	872,088
Series 2018-127, Class PB 3.00%, due 9/20/47		2,024,225	2,068,896
REMIC Series 2019-29, Class AP 3.00%, due 10/20/48		1,328,006	1,354,471
Series 2019-29, Class CB 3.00%, due 10/20/48		707,759	724,319
Series 2019-52, Class JL 3.00%, due 11/20/48		780,043	799,867
Series 2019-59, Class KA 3.00%, due 12/20/48		1,334,893	1,366,954
Series 2019-43, Class PL 3.00%, due 4/20/49		1,560,833	1,598,989
Series 2019-74, Class AT 3.00%, due 6/20/49		1,029,620	1,056,152
Series 2013-149, Class BA 3.25%, due 8/16/41		2,406,447	2,510,660
			27,848,519
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.7%
Bank
Series 2019-BN21, Class A5 2.851%, due 10/17/52 (g)		2,020,000	2,080,550
Series 2019-BN19, Class A2 2.926%, due 8/15/61		1,210,000	1,257,964
Bayview Commercial Asset Trust Series 2006-4A, Class A1 2.375% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		50,022	48,232
Benchmark Mortgage Trust Series 2019-B12, Class A5 3.116%, due 8/15/52		1,119,000	1,178,775
BX Commercial Mortgage Trust Series 2018-IND, Class A 2.778% (1 Month LIBOR + 0.75%), due 11/15/35 (a)(b)		765,647	765,646
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		448,310	462,220
FREMF Mortgage Trust (a)(h)
Series 2013-K33, Class B 3.615%, due 8/25/46		1,094,000	1,141,226
Series 2013-K35, Class B 4.074%, due 12/25/46		820,000	869,836
GS Mortgage Securities Trust
Series 2019-GC42, Class A4 3.001%, due 9/1/52		475,000	495,173
Series 2019-GC40, Class A4 3.16%, due 7/10/52		788,000	831,841
Hawaii Hotel Trust Series 2019-MAUI, Class A 3.178% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)		640,000	640,598
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)		760,000	806,410
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, due 12/15/46		655,000	704,143
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A4 3.227%, due 10/15/48		900,000	943,196
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/13/49 (a)		1,545,000	1,552,772
Wells Fargo Commercial Mortgage Trust (a)(h)
Series 2018-1745, Class A 3.874%, due 6/15/36		1,150,000	1,264,520
Series 2018-AUS, Class A 4.194%, due 8/17/36		1,150,000	1,285,984
			16,329,086
Whole Loan (Collateralized Mortgage Obligations) 0.6%
American Tower Trust I Series 2013, Class 2A 3.07%, due 3/15/48 (a)		825,000	838,320
Chase Home Lending Mortgage Trust (a)(i)
Series 2019-ATR2, Class A3 3.50%, due 7/25/49		641,218	650,485
Series 2019-ATR1, Class A4 4.00%, due 4/25/49		819,039	826,535
JP Morgan Mortgage Trust (a)(i)
Series 2019-2, Class A4 4.00%, due 8/25/49		493,830	496,125
Series 2019-3, Class A3 4.00%, due 9/25/49		536,691	545,056
Series 2019-5, Class A4 4.00%, due 11/25/49		510,699	515,320
			3,871,841
Total Mortgage-Backed Securities (Cost $47,017,844)			48,049,446

U.S. Government & Federal Agencies 12.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.8%
3.00%, due 12/1/47		677,505	693,051
3.50%, due 1/1/48		4,524,452	4,700,469
3.50%, due 9/1/48		579,136	596,334
4.00%, due 2/1/49		681,609	709,343
4.00%, due 3/1/49		2,085,061	2,166,095
4.50%, due 11/1/48		3,575,636	3,814,256
5.00%, due 12/1/44		1,536,742	1,694,485
5.00%, due 12/1/48		2,233,687	2,391,043
			16,765,076
Federal National Mortgage Association (Mortgage Pass-Through Securities) 6.7%
2.50%, due 12/1/37		1,203,993	1,209,292
3.00%, due 10/1/48		901,455	916,510
3.50%, due 3/1/37		1,962,650	2,058,888
3.50%, due 2/1/42		1,626,295	1,695,993
3.50%, due 8/1/46		2,825,149	2,971,004
3.50%, due 9/1/48 TBA (j)		4,606,000	4,724,389
4.00%, due 4/1/48		3,805,140	3,977,523
4.00%, due 5/1/48		1,801,650	1,879,066
4.00%, due 9/1/48		2,717,501	2,866,459
4.00%, due 1/1/49		674,718	713,626
4.00%, due 2/1/49		1,467,277	1,525,261
4.00%, due 4/1/49		5,684,700	5,899,313
4.50%, due 7/1/48		3,019,884	3,197,398
4.50%, due 1/1/49		4,107,470	4,348,603
5.00%, due 9/1/33		1,886,518	2,082,310
6.00%, due 4/1/37		10,759	11,629
			40,077,264
United States Treasury Bonds 1.7%
2.875%, due 5/15/49		3,545,000	4,134,495
4.375%, due 11/15/39		3,947,000	5,536,747
4.50%, due 5/15/38		485,000	683,603
			10,354,845
United States Treasury Inflation - Indexed Notes 0.9% (k)
0.75%, due 7/15/28		1,660,864	1,742,488
0.875%, due 1/15/29		3,449,524	3,658,365
			5,400,853
Total U.S. Government & Federal Agencies (Cost $69,851,485)			72,598,038
Total Long-Term Bonds (Cost $307,704,895)			317,542,149

		Shares
Common Stocks 41.6%
Aerospace & Defense 0.8%
BAE Systems PLC (United Kingdom)		441,007	3,090,768
Lockheed Martin Corp.		4,800	1,872,288
			4,963,056
Air Freight & Logistics 0.7%
Deutsche Post A.G., Registered (Germany)		73,631	2,459,388
United Parcel Service, Inc., Class B		12,861	1,541,005
			4,000,393
Auto Components 0.4%
Cie Generale des Etablissements Michelin SCA (France)		19,204	2,143,376

Banks 2.2%
BB&T Corp.		36,348	1,939,893
Commonwealth Bank of Australia (Australia)		26,448	1,442,903
Lloyds Banking Group PLC (United Kingdom)		2,620,690	1,743,891
People's United Financial, Inc.		85,494	1,336,699
Royal Bank of Canada (Canada)		23,181	1,880,411
Svenska Handelsbanken A.B., Class A (Sweden)		140,919	1,319,570
Wells Fargo & Co.		32,427	1,635,618
Westpac Banking Corp. (Australia)		82,296	1,646,374
			12,945,359
Beverages 1.0%
Coca-Cola Co.		45,326	2,467,547
Coca-Cola European Partners PLC (United Kingdom)		24,779	1,373,996
PepsiCo., Inc.		16,088	2,205,665
			6,047,208
Biotechnology 0.6%
AbbVie, Inc.		26,805	2,029,675
Amgen, Inc.		7,285	1,409,720
			3,439,395
Capital Markets 0.7%
BlackRock, Inc.		3,369	1,501,361
CME Group, Inc.		6,949	1,468,602
Macquarie Group, Ltd. (Australia)		16,172	1,430,776
			4,400,739
Chemicals 1.5%
BASF S.E. (Germany)		35,702	2,495,128
Dow, Inc. (l)		48,822	2,326,368
LyondellBasell Industries N.V., Class A		21,962	1,964,940
Nutrien, Ltd. (Canada)		44,669	2,228,090
			9,014,526
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.		6	63

Communications Equipment 0.4%
Cisco Systems, Inc.		49,380	2,439,866

Construction & Engineering 0.3%
Vinci S.A. (France)		17,213	1,853,993

Diversified Telecommunication Services 2.6%
AT&T, Inc.		106,026	4,012,024
BCE, Inc. (Canada)		92,236	4,461,247
TELUS Corp. (Canada)		71,183	2,533,327
Verizon Communications, Inc.		73,449	4,433,381
			15,439,979
Electric Utilities 3.4%
American Electric Power Co., Inc.		23,077	2,162,084
Duke Energy Corp.		50,035	4,796,355
Entergy Corp.		34,615	4,062,417
FirstEnergy Corp.		83,357	4,020,308
PPL Corp.		85,747	2,700,173
Terna Rete Elettrica Nazionale S.p.A. (Italy)		440,192	2,827,867
			20,569,204
Electrical Equipment 0.9%
Eaton Corp. PLC		37,904	3,151,717
Emerson Electric Co.		31,081	2,078,076
			5,229,793
Equity Real Estate Investment Trusts 1.8%
Iron Mountain, Inc.		78,840	2,553,628
Public Storage		6,130	1,503,505
Unibail-Rodamco-Westfield (France)		15,498	2,259,312
Welltower, Inc.		50,007	4,533,134
			10,849,579
Food Products 0.7%
Nestle S.A., Registered (Switzerland)		15,204	1,649,506
Orkla ASA (Norway)		278,176	2,530,526
			4,180,032
Gas Utilities 0.8%
Naturgy Energy Group S.A. (Spain)		59,804	1,586,564
Snam S.p.A. (Italy)		667,357	3,370,706
			4,957,270
Health Care Providers & Services 0.2%
UnitedHealth Group, Inc.		6,892	1,497,769

Hotels, Restaurants & Leisure 0.8%
Darden Restaurants, Inc.		2,787	329,479
Las Vegas Sands Corp.		45,393	2,621,900
McDonald's Corp.		7,877	1,691,271
			4,642,650
Household Durables 0.3%
Leggett & Platt, Inc.		42,536	1,741,424

Household Products 0.7%
Kimberly-Clark Corp.		16,549	2,350,786
Procter & Gamble Co.		16,545	2,057,867
			4,408,653
Industrial Conglomerates 0.6%
3M Co.		10,184	1,674,250
Siemens A.G., Registered (Germany)		18,255	1,954,884
			3,629,134
Insurance 3.5%
Allianz S.E.,, Registered (Germany)		19,304	4,499,490
Assicurazioni Generali S.p.A. (Italy)		117,133	2,269,958
AXA S.A. (France)		176,802	4,515,087
MetLife, Inc.		54,497	2,570,078
Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)		16,255	4,206,050
SCOR S.E. (France)		34,366	1,419,255
Tokio Marine Holdings, Inc. (Japan)		32,600	1,742,385
			21,222,303
IT Services 0.4%
International Business Machines Corp.		16,113	2,343,153

Media 0.0% ‡
ION Media Networks, Inc. (g)(l)(m)(n)(o)		8	3,173

Multi-Utilities 1.9%
Ameren Corp.		19,015	1,522,151
CenterPoint Energy, Inc.		52,447	1,582,850
Dominion Energy, Inc.		43,574	3,531,237
National Grid PLC (United Kingdom)		297,842	3,229,619
WEC Energy Group, Inc.		15,889	1,511,044
			11,376,901
Multiline Retail 0.3%
Target Corp.		18,127	1,937,958

Oil, Gas & Consumable Fuels 3.9%
Chevron Corp.		15,863	1,881,352
Enterprise Products Partners, L.P.		93,812	2,681,147
Exxon Mobil Corp.		36,303	2,563,355
Magellan Midstream Partners, L.P.		33,018	2,188,103
Occidental Petroleum Corp.		41,947	1,865,383
Pembina Pipeline Corp. (Canada) (e)		73,529	2,725,599
Phillips 66		19,543	2,001,203
Royal Dutch Shell PLC, Class A, Sponsored ADR (Netherlands)		60,730	3,573,960
TOTAL S.A. (France)		73,754	3,849,389
			23,329,491
Personal Products 0.5%
Unilever PLC (United Kingdom)		46,134	2,773,805

Pharmaceuticals 4.2%
AstraZeneca PLC, Sponsored ADR (United Kingdom)		54,389	2,424,118
GlaxoSmithKline PLC (United Kingdom)		120,277	2,580,028
Johnson & Johnson		16,933	2,190,791
Merck & Co., Inc.		39,721	3,343,714
Novartis A.G., Registered (Switzerland)		38,122	3,305,524
Pfizer, Inc.		100,111	3,596,988
Roche Holding A.G. (Switzerland)		8,807	2,562,991
Sanofi (France)		27,327	2,533,518
Takeda Pharmaceutical Co., Ltd. (Japan)		71,000	2,423,029
			24,960,701
Semiconductors & Semiconductor Equipment 1.5%
Broadcom, Inc.		4,801	1,325,412
Intel Corp.		30,239	1,558,216
KLA Corp.		10,345	1,649,510
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)		34,534	1,605,140
Texas Instruments, Inc.		22,489	2,906,479
			9,044,757
Software 0.5%
Micro Focus International PLC (United Kingdom)		76,482	1,069,028
Microsoft Corp.		13,989	1,944,891
			3,013,919
Specialty Retail 0.3%
Home Depot, Inc.		7,263	1,685,161

Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co., Ltd., GDR (Republic of Korea) (a)		1,860	1,893,480

Textiles, Apparel & Luxury Goods 0.3%
Hanesbrands, Inc.		113,294	1,735,664

Tobacco 2.0%
Altria Group, Inc.		70,080	2,866,272
British American Tobacco PLC (United Kingdom)		68,395	2,529,158
British American Tobacco PLC, Sponsored ADR (United Kingdom)		24,511	904,456
Imperial Brands PLC (United Kingdom)		118,345	2,660,233
Philip Morris International, Inc.		39,167	2,973,950
			11,934,069
Trading Companies & Distributors 0.3%
Watsco, Inc.		10,784	1,824,437

Wireless Telecommunication Services 0.3%
Rogers Communications, Inc., Class B (Canada)		38,279	1,864,471
Total Common Stocks (Cost $230,052,367)			249,336,904

Short-Term Investments 5.3%
Affiliated Investment Company 4.9%
MainStay U.S. Government Liquidity Fund, 1.81% (p)		29,560,581	29,560,581

Unaffiliated Investment Company 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (p)(q)		2,261,070	2,261,070
Total Short-Term Investments (Cost $31,821,651)			31,821,651
Total Investments (Cost $569,578,913)		99.9%	598,700,704
Other Assets, Less Liabilities		0.1	719,323
Net Assets		100.0%	$599,420,027

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2019.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2019.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $2,186,613. The Portfolio received cash collateral with a value of $2,261,070.
(f)	Step coupon - Rate shown was the rate in effect as of September 30, 2019.
(g)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, the total market value of fair valued securities was $2,116,956, which represented 0.4% of the Portfolio's net assets.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2019.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(j)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2019, the total net market value of these securities was $4,724,389, which represented 0.8% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(k)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)	Non-income producing security.
(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)	Illiquid security - As of September 30, 2019, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $3,173, which represented less than one-tenth of a percent of the Portfolio's net assets.
(o)	Restricted security.
(p)	Current yield as of September 30, 2019.
(q)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts
As of September 30, 2019, the Portfolio held the following foreign currency forward contracts[1]:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,021,363	CAD	9,193,000	JPMorgan Chase Bank N.A.	11/1/19	$78,953
USD	25,735,198	EUR	22,773,000	JPMorgan Chase Bank N.A.	11/1/19	857,651
USD	16,842,466	GBP	13,443,000	JPMorgan Chase Bank N.A.	11/1/19	293,454
Total unrealized appreciation						1,230,058
JPY	2,059,000,000	USD	19,221,165	JPMorgan Chase Bank N.A.	11/1/19	(141,138)
Total unrealized depreciation						(141,138)
Net unrealized appreciation						$1,088,920

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts
As of September 30, 2019, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
2-Year United States Treasury Note	140	December 2019	$30,249,387	$30,170,000	$(79,387)
10-Year United States Treasury Note	49	December 2019	6,412,190	6,385,313	(26,877)
Nikkei 225	210	December 2019	20,437,458	21,233,064	795,606
S&P 500 Index Mini	415	December 2019	62,329,755	61,803,875	(525,880)
United States Treasury Bond	28	December 2019	4,602,956	4,544,750	(58,206)
United States Treasury Ultra Bond	146	December 2019	28,619,162	28,018,313	(600,849)
Total Long Contracts					(495,593)

Short Contracts
5-Year United States Treasury Note	(19)	December 2019	(2,262,021)	(2,263,820)	(1,799)
10-Year United States Treasury Ultra Note	(38)	December 2019	(5,420,187)	(5,411,438)	8,749
Total Short Contracts					6,950
Net Unrealized Depreciation					$(488,643)

1. As of September 30, 2019, cash in the amount of $4,163,757 was on deposit with a broker or futures commission merchant for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2019.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$9,189,606	$—	$9,189,606
Corporate Bonds	—	182,264,223	—	182,264,223
Foreign Bonds	—	729,520	—	729,520
Loan Assignments	—	4,711,316	—	4,711,316
Mortgage-Backed Securities	—	48,049,446	—	48,049,446
U.S. Government & Federal Agencies	—	72,598,038	—	72,598,038
Total Long-Term Bonds	—	317,542,149	—	317,542,149
Common Stocks (b)	249,333,731	—	3,173	249,336,904
Short-Term Investments
Affiliated Investment Company	29,560,581	—	—	29,560,581
Unaffiliated Investment Company	2,261,070	—	—	2,261,070
Total Short-Term Investments	31,821,651	—	—	31,821,651
Total Investments in Securities	281,155,382	317,542,149	3,173	598,700,704
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	1,230,058	—	1,230,058
Futures Contracts (c)	804,355	—	—	804,355
Total Other Financial Instruments	804,355	1,230,058	—	2,034,413
Total Investments in Securities and Other Financial Instruments	$281,959,737	$318,772,207	$3,173	$600,735,117

Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(141,138)	$—	$(141,138)
Futures Contracts (c)	(1,292,998)	—	—	(1,292,998)
Total Other Financial Instruments	$(1,292,998)	$(141,138)	$—	$(1,434,136)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $3,173 is held in Media within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2019
Long-Term Bonds
Loan Assignments	$776,408	$11	$(32,053)	$46,458	$-	$(790,824)	$-	$-	$-	$-
Mortgage-Backed Securities	229,645	-	(27,226)	16,813	-	(219,232)	-	-	-	-
Common Stocks	4,954	-	-	(1,781)	-	-	-	-	3,173	(1,781)
Total	$1,011,007	$11	$(59,279)	$61,490	$-	$(1,010,056)	$-	$-	$3,173	$(1,781)

(a) Sales include principal reductions.

MainStay VP Indexed Bond Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 93.9% †
Asset-Backed Securities 0.4%
Automobile 0.4%
Ally Auto Receivables Trust Series 2018-3, Class A3 3.00%, due 1/17/23	$99,000	$99,881
BMW Vehicle Lease Trust Series 2018-1, Class A4 3.26%, due 7/20/21	200,000	202,316
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16%, due 9/15/22	300,000	300,091
GM Financial Securitized Term Auto Receivables Trust Series 2018-3, Class A3 3.02%, due 5/16/23	700,000	709,306
Honda Auto Receivables Owner Trust Series 2018-3, Class A3 2.95%, due 8/22/22	800,000	809,250
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A3 3.04%, due 10/15/21 (a)	100,000	100,728
Total Asset-Backed Securities (Cost $2,198,734)		2,221,572

Corporate Bonds 23.1%
Aerospace & Defense 0.4%
Boeing Co. 3.25%, due 3/1/28	210,000	220,476
General Dynamics Corp. 3.00%, due 5/11/21	255,000	259,465
Lockheed Martin Corp. 4.07%, due 12/15/42	255,000	294,311
Northrop Grumman Corp. 7.75%, due 2/15/31	210,000	305,363
Raytheon Co. 3.15%, due 12/15/24	255,000	267,977
Rockwell Collins, Inc. 3.50%, due 3/15/27	210,000	224,060
United Technologies Corp.
2.65%, due 11/1/26	610,000	626,161
3.65%, due 8/16/23	50,000	52,912
		2,250,725
Apparel 0.0% ‡
Nike, Inc. 3.625%, due 5/1/43	65,000	71,524

Auto Manufacturers 0.4%
Ford Motor Credit Co. LLC 3.219%, due 1/9/22	1,300,000	1,298,682
General Motors Financial Co., Inc. 4.35%, due 1/17/27	665,000	683,526
Toyota Motor Credit Corp. 2.25%, due 10/18/23	290,000	292,298
		2,274,506
Banks 6.2%
Bank of America Corp.
3.248%, due 10/21/27	405,000	420,970
3.30%, due 1/11/23	835,000	862,695
3.419%, due 12/20/28 (b)	510,000	532,645
5.00%, due 1/21/44	320,000	405,972
5.625%, due 7/1/20	375,000	384,992
Bank of New York Mellon Corp.
2.05%, due 5/3/21	95,000	95,071
2.50%, due 4/15/21	610,000	614,673
3.00%, due 2/24/25	410,000	426,824
Bank of Nova Scotia 2.70%, due 3/7/22	720,000	732,594
Barclays PLC 5.25%, due 8/17/45	270,000	304,462
BB&T Corp.
2.05%, due 5/10/21	705,000	704,554
2.75%, due 4/1/22	255,000	258,782
BNP Paribas S.A. 3.25%, due 3/3/23	445,000	462,881
Capital One Financial Co. 3.05%, due 3/9/22	565,000	576,239
Citigroup, Inc.
2.65%, due 10/26/20	610,000	613,735
3.375%, due 3/1/23	915,000	947,909
4.45%, due 9/29/27	735,000	801,940
4.65%, due 7/30/45	170,000	204,799
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 5.25%, due 5/24/41	405,000	556,428
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 6/9/23	335,000	349,866
Fifth Third Bank 2.25%, due 6/14/21	470,000	471,504
Goldman Sachs Group, Inc.
2.60%, due 12/27/20	525,000	525,636
2.905%, due 7/24/23 (b)	1,420,000	1,439,073
3.85%, due 1/26/27	520,000	551,393
4.80%, due 7/8/44	220,000	263,434
HSBC Holdings PLC
2.65%, due 1/5/22	1,060,000	1,067,575
3.90%, due 5/25/26	250,000	264,627
JPMorgan Chase & Co.
4.25%, due 10/1/27	1,340,000	1,472,173
4.26%, due 2/22/48 (b)	500,000	583,757
Keybank N.A. 2.40%, due 6/9/22	335,000	337,615
KfW
1.50%, due 4/20/20	830,000	827,816
2.125%, due 3/7/22	2,730,000	2,761,258
Lloyds Banking Group PLC 3.75%, due 1/11/27	270,000	280,013
Mitsubishi UFJ Financial Group, Inc. 3.455%, due 3/2/23	510,000	528,309
Morgan Stanley
2.50%, due 4/21/21	450,000	453,017
3.625%, due 1/20/27	750,000	794,133
4.10%, due 5/22/23	555,000	584,454
National Australia Bank, Ltd. 2.50%, due 5/22/22	335,000	339,189
PNC Bank N.A. 2.625%, due 2/17/22	335,000	339,654
Royal Bank of Canada 2.75%, due 2/1/22	330,000	335,936
Royal Bank of Scotland Group PLC 3.875%, due 9/12/23	270,000	278,744
Santander UK PLC 2.375%, due 3/16/20	610,000	610,459
State Street Corp. 4.375%, due 3/7/21	350,000	361,257
Sumitomo Mitsui Banking Corp. 2.65%, due 7/23/20	1,355,000	1,360,722
Toronto-Dominion Bank 2.50%, due 12/14/20	445,000	447,769
U.S. Bank N.A. 2.00%, due 1/24/20	1,420,000	1,420,105
Wells Fargo & Co.
2.55%, due 12/7/20	300,000	301,610
3.00%, due 4/22/26	600,000	615,214
3.50%, due 3/8/22	355,000	366,314
4.75%, due 12/7/46	500,000	590,280
Westpac Banking Corp. 2.80%, due 1/11/22	445,000	452,670
		31,283,741
Beverages 0.7%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
2.50%, due 7/15/22	365,000	370,087
4.60%, due 4/15/48	1,265,000	1,458,977
Coca Cola Co. 2.25%, due 9/1/26	290,000	291,535
Constellation Brands, Inc. 3.60%, due 2/15/28	100,000	105,579
Diageo Capital PLC 5.875%, due 9/30/36	218,000	302,360
Keurig Dr Pepper, Inc. 4.985%, due 5/25/38	65,000	75,398
Molson Coors Brewing Co. 4.20%, due 7/15/46	65,000	65,684
PepsiCo, Inc.
2.75%, due 3/1/23	330,000	339,994
2.85%, due 2/24/26	210,000	218,800
4.45%, due 4/14/46	105,000	130,807
		3,359,221
Biotechnology 0.4%
Amgen, Inc.
2.70%, due 5/1/22	180,000	182,672
3.125%, due 5/1/25	255,000	265,083
4.40%, due 5/1/45	180,000	203,415
Baxalta, Inc. 3.60%, due 6/23/22	39,000	40,022
Celgene Corp.
2.75%, due 2/15/23	25,000	25,446
3.55%, due 8/15/22	155,000	160,749
3.625%, due 5/15/24	510,000	538,556
Gilead Sciences, Inc.
3.65%, due 3/1/26	440,000	471,604
4.60%, due 9/1/35	180,000	213,395
		2,100,942
Building Materials 0.0% ‡
Johnson Controls International PLC 6.00%, due 1/15/36	50,000	61,422

Chemicals 0.4%
Dow Chemical Co. 3.00%, due 11/15/22	445,000	453,393
DuPont de Nemours, Inc. 4.493%, due 11/15/25	375,000	414,418
Mosaic Co. 4.05%, due 11/15/27	405,000	420,754
Nutrien, Ltd. 5.875%, due 12/1/36	210,000	252,228
Sherwin-Williams Co. 3.95%, due 1/15/26	255,000	272,450
		1,813,243
Commercial Services 0.0% ‡
Ecolab, Inc. 2.70%, due 11/1/26	210,000	215,816

Computers 0.5%
Apple, Inc.
2.15%, due 2/9/22	180,000	181,360
2.90%, due 9/12/27	250,000	260,287
3.35%, due 2/9/27	16,000	17,106
4.25%, due 2/9/47	180,000	215,189
4.50%, due 2/23/36	245,000	298,476
Dell International LLC / EMC Corp. (a)
5.45%, due 6/15/23	445,000	484,284
6.02%, due 6/15/26	300,000	337,374
Hewlett Packard Enterprise Co. 4.40%, due 10/15/22	180,000	190,673
IBM Corp.
1.875%, due 8/1/22	200,000	199,137
3.45%, due 2/19/26	175,000	185,959
3.50%, due 5/15/29	290,000	311,235
		2,681,080
Cosmetics & Personal Care 0.1%
Procter & Gamble Co. 2.70%, due 2/2/26	210,000	217,980
Unilever Capital Corp. 3.10%, due 7/30/25	100,000	104,770
		322,750
Diversified Financial Services 0.5%
American Express Co.
2.20%, due 10/30/20	300,000	300,448
3.40%, due 2/27/23	365,000	379,007
GE Capital International Funding Co. 3.373%, due 11/15/25	925,000	943,671
National Rural Utilities Cooperative Finance Corp. 2.70%, due 2/15/23	90,000	91,796
Visa, Inc.
2.80%, due 12/14/22	405,000	416,418
4.30%, due 12/14/45	175,000	217,165
		2,348,505
Electric 1.5%
American Electric Power Co., Inc. 2.15%, due 11/13/20	525,000	525,305
CenterPoint Energy Houston Electric LLC 4.25%, due 2/1/49	250,000	300,137
Commonwealth Edison Co. 3.65%, due 6/15/46	390,000	421,283
Consolidated Edison Co. of New York, Inc. 5.85%, due 3/15/36	565,000	744,087
DTE Electric Co. 3.375%, due 3/1/25	180,000	190,456
Duke Energy Carolinas LLC
3.875%, due 3/15/46	690,000	766,053
4.00%, due 9/30/42	210,000	234,982
Edison International 2.95%, due 3/15/23	180,000	180,000
Emera U.S. Finance, L.P. 2.70%, due 6/15/21	180,000	181,058
Exelon Corp. 2.85%, due 6/15/20	375,000	376,568
Florida Power & Light Co.
2.75%, due 6/1/23	120,000	123,136
3.80%, due 12/15/42	165,000	182,883
Kentucky Utilities Co. 3.25%, due 11/1/20	260,000	262,894
MidAmerican Energy Co. 3.95%, due 8/1/47	330,000	375,580
Ohio Power Co. Series G 6.60%, due 2/15/33	165,000	228,781
PPL Electric Utilities Corp. 3.95%, due 6/1/47	100,000	113,604
San Diego Gas & Electric Co. 4.15%, due 5/15/48	210,000	239,119
Sempra Energy 3.80%, due 2/1/38	210,000	215,985
Southern California Edison Co. 4.125%, due 3/1/48	210,000	227,944
Southern Co.
2.95%, due 7/1/23	180,000	183,709
4.40%, due 7/1/46	250,000	278,554
Virginia Electric & Power Co. 4.00%, due 1/15/43	365,000	404,686
Xcel Energy, Inc. 3.30%, due 6/1/25	730,000	761,695
		7,518,499
Environmental Controls 0.1%
Republic Services, Inc. 3.20%, due 3/15/25	255,000	265,257
Waste Management, Inc. 3.15%, due 11/15/27	255,000	268,365
		533,622
Food 0.3%
General Mills, Inc.
3.15%, due 12/15/21	180,000	183,646
4.20%, due 4/17/28	65,000	72,373
Kraft Heinz Foods Co. 3.00%, due 6/1/26	555,000	549,109
Sysco Corp. 3.25%, due 7/15/27	255,000	267,158
Tyson Foods, Inc. 5.10%, due 9/28/48	250,000	303,727
		1,376,013
Forest Products & Paper 0.1%
Fibria Overseas Finance, Ltd. 5.50%, due 1/17/27	405,000	435,071
International Paper Co. 3.80%, due 1/15/26	260,000	276,192
		711,263
Gas 0.0% ‡
NiSource, Inc. 3.49%, due 5/15/27	210,000	220,231

Health Care - Products 0.3%
Abbott Laboratories
3.75%, due 11/30/26	150,000	163,416
4.90%, due 11/30/46	100,000	129,004
Becton Dickinson & Co. 3.70%, due 6/6/27	131,000	139,067
Boston Scientific Corp. 4.70%, due 3/1/49	200,000	243,890
Medtronic, Inc. 4.625%, due 3/15/45	349,000	448,026
Stryker Corp. 3.65%, due 3/7/28	210,000	227,514
Thermo Fisher Scientific, Inc.
2.95%, due 9/19/26	290,000	298,777
3.60%, due 8/15/21	100,000	102,519
		1,752,213
Health Care - Services 0.3%
Aetna, Inc. 6.625%, due 6/15/36	210,000	272,751
Anthem, Inc. 4.375%, due 12/1/47	255,000	275,264
Laboratory Corporation of America Holdings 3.60%, due 2/1/25	255,000	267,372
UnitedHealth Group, Inc.
3.10%, due 3/15/26	500,000	522,631
4.45%, due 12/15/48	250,000	295,638
		1,633,656
Household Products & Wares 0.1%
Clorox Co. 3.90%, due 5/15/28	210,000	232,771
Kimberly-Clark Corp. 2.75%, due 2/15/26	210,000	216,261
		449,032
Housewares 0.0% ‡
Newell Brands, Inc. 3.85%, due 4/1/23	175,000	180,145

Insurance 0.6%
Allstate Corp. 5.35%, due 6/1/33 (c)	210,000	267,464
American International Group, Inc. 6.25%, due 5/1/36	350,000	458,117
Berkshire Hathaway Finance Corp. 4.30%, due 5/15/43	355,000	418,299
Chubb INA Holdings, Inc. 3.35%, due 5/3/26	180,000	192,236
Marsh & McLennan Cos., Inc. 2.75%, due 1/30/22	390,000	395,884
Metlife, Inc. 3.00%, due 3/1/25	330,000	342,883
Progressive Corp. 3.75%, due 8/23/21	300,000	309,928
Prudential Financial, Inc.
4.418%, due 3/27/48	125,000	142,973
4.50%, due 11/15/20	330,000	338,867
		2,866,651
Internet 0.2%
Alphabet, Inc. 3.375%, due 2/25/24	300,000	319,588
Amazon.com, Inc. 3.875%, due 8/22/37	810,000	931,927
		1,251,515
Machinery - Construction & Mining 0.1%
Caterpillar, Inc. 5.30%, due 9/15/35	260,000	334,222

Machinery - Diversified 0.0% ‡
Deere & Co. 3.90%, due 6/9/42	145,000	167,080

Media 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, due 7/23/25	750,000	822,716
5.75%, due 4/1/48	250,000	284,998
Comcast Corp.
1.625%, due 1/15/22 (c)	615,000	612,142
3.40%, due 7/15/46	555,000	567,554
4.15%, due 10/15/28	555,000	622,558
Discovery Communications LLC 3.95%, due 3/20/28	350,000	363,305
TWDC Enterprises 18 Corp. 2.35%, due 12/1/22	510,000	517,336
Walt Disney Co. (a)
3.00%, due 9/15/22	615,000	634,175
6.40%, due 12/15/35	410,000	590,687
		5,015,471
Mining 0.2%
Barrick North America Finance LLC 5.70%, due 5/30/41	100,000	125,678
BHP Billiton Finance USA, Ltd. 3.85%, due 9/30/23	430,000	459,965
Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	405,000	435,076
		1,020,719
Miscellaneous - Manufacturing 0.4%
3m Co. 4.00%, due 9/14/48	250,000	281,031
Eaton Corp. 4.00%, due 11/2/32	210,000	240,678
General Electric Co. 4.125%, due 10/9/42	555,000	555,348
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, due 5/1/20	375,000	375,683
Parker-Hannifin Corp.
3.50%, due 9/15/22	240,000	249,115
4.20%, due 11/21/34	65,000	73,149
		1,775,004
Multi-National 1.4%
Asian Development Bank 2.75%, due 3/17/23	1,000,000	1,037,982
European Investment Bank
2.25%, due 8/15/22	1,525,000	1,551,436
2.375%, due 5/24/27	570,000	597,337
Inter-American Development Bank 1.75%, due 4/14/22	915,000	916,240
International Bank for Reconstruction & Development
2.00%, due 1/26/22	1,525,000	1,537,037
3.00%, due 9/27/23	1,000,000	1,052,455
Japan Bank for International Cooperation 2.875%, due 6/1/27	576,000	611,723
		7,304,210
Oil & Gas 1.2%
BP Capital Markets America, Inc. 3.588%, due 4/14/27	250,000	266,727
Canadian Natural Resources, Ltd. 6.25%, due 3/15/38	100,000	127,390
Cenovus Energy, Inc. 5.25%, due 6/15/37	300,000	326,731
Chevron Corp. 3.191%, due 6/24/23	410,000	427,451
ConocoPhillips Co. 5.95%, due 3/15/46	95,000	136,478
Devon Energy Corp. 4.75%, due 5/15/42	210,000	230,649
Enterprise Products Operating LLC 4.80%, due 2/1/49	350,000	407,530
EOG Resources, Inc. 3.90%, due 4/1/35	180,000	200,448
Equinor ASA 5.10%, due 8/17/40	360,000	464,430
Exxon Mobil Corp. 4.114%, due 3/1/46	390,000	461,671
Hess Corp. 7.125%, due 3/15/33	100,000	124,799
Marathon Petroleum Corp. 5.125%, due 3/1/21	1,020,000	1,060,264
Nabors Industries, Inc. 5.00%, due 9/15/20	35,000	34,212
Occidental Petroleum Corp.
3.00%, due 2/15/27	180,000	178,577
5.55%, due 3/15/26	320,000	360,917
Petroleos Mexicanos 6.50%, due 6/2/41	250,000	238,875
Shell International Finance B.V.
2.375%, due 8/21/22	290,000	294,538
3.75%, due 9/12/46	510,000	565,637
		5,907,324
Oil & Gas Services 0.1%
Halliburton Co. 3.80%, due 11/15/25	450,000	476,650

Pharmaceuticals 1.1%
AbbVie, Inc.
3.20%, due 11/6/22	440,000	451,309
3.75%, due 11/14/23	70,000	73,616
4.70%, due 5/14/45	180,000	192,558
Allergan Funding SCS
3.80%, due 3/15/25	200,000	209,426
4.75%, due 3/15/45	100,000	105,948
AstraZeneca PLC 6.45%, due 9/15/37	440,000	620,901
Bristol-Myers Squibb Co. 3.40%, due 7/26/29 (a)	530,000	566,104
Cigna Corp.
4.125%, due 11/15/25	225,000	241,581
4.90%, due 12/15/48	250,000	286,019
Eli Lilly & Co. 3.95%, due 3/15/49	250,000	290,144
Express Scripts Holding Co. 3.90%, due 2/15/22	405,000	420,079
GlaxoSmithKline Capital, Inc. 3.875%, due 5/15/28	255,000	281,416
Johnson & Johnson
3.55%, due 3/1/36	40,000	43,936
4.95%, due 5/15/33	250,000	317,526
Merck & Co., Inc. 3.70%, due 2/10/45	210,000	236,834
Mylan, Inc.
4.20%, due 11/29/23	50,000	52,367
5.20%, due 4/15/48	65,000	68,809
Novartis Capital Corp. 4.00%, due 11/20/45	260,000	305,922
Pfizer, Inc.
3.00%, due 6/15/23	155,000	160,677
3.20%, due 9/15/23	25,000	26,183
4.00%, due 12/15/36	440,000	503,725
4.10%, due 9/15/38	70,000	79,931
		5,535,011
Pipelines 0.8%
Enbridge, Inc. 4.50%, due 6/10/44	210,000	230,240
Energy Transfer Operating, L.P. 4.05%, due 3/15/25	830,000	868,448
Enterprise Products Operating LLC 3.70%, due 2/15/26	400,000	425,154
Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	255,000	299,468
Kinder Morgan, Inc. 4.30%, due 6/1/25	515,000	556,778
MPLX, L.P. 4.125%, due 3/1/27	255,000	268,918
Phillips 66 Partners, L.P. 4.68%, due 2/15/45	412,000	442,039
Plains All American Pipeline, L.P. / PAA Finance Corp. 3.65%, due 6/1/22	180,000	184,622
TransCanada PipeLines, Ltd.
4.875%, due 1/15/26	260,000	291,864
4.875%, due 5/15/48	100,000	115,696
Williams Cos., Inc. 3.35%, due 8/15/22	250,000	255,717
		3,938,944
Real Estate 0.0% ‡
Prologis, L.P. 3.75%, due 11/1/25	180,000	196,046

Real Estate Investment Trusts 0.3%
American Tower Corp. 5.00%, due 2/15/24	170,000	187,831
AvalonBay Communities, Inc. 2.90%, due 10/15/26	180,000	184,972
ERP Operating, L.P.
3.25%, due 8/1/27	210,000	221,174
4.625%, due 12/15/21	225,000	236,151
Realty Income Corp. 4.65%, due 3/15/47	125,000	154,708
Simon Property Group, L.P. 4.25%, due 11/30/46	368,000	424,909
		1,409,745
Retail 0.7%
CVS Health Corp.
2.75%, due 12/1/22	330,000	333,879
2.80%, due 7/20/20	300,000	301,338
4.30%, due 3/25/28	210,000	227,080
5.05%, due 3/25/48	405,000	459,646
Home Depot, Inc. 4.25%, due 4/1/46	355,000	425,146
Lowe’s Cos., Inc. 4.05%, due 5/3/47	360,000	384,270
McDonald’s Corp. 3.375%, due 5/26/25	560,000	592,961
Target Corp. 3.50%, due 7/1/24	250,000	267,849
Walmart, Inc.
2.85%, due 7/8/24	225,000	233,818
3.30%, due 4/22/24	65,000	68,654
4.30%, due 4/22/44	300,000	371,316
		3,665,957
Semiconductors 0.4%
Applied Materials, Inc. 5.10%, due 10/1/35	210,000	266,159
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.20%, due 1/15/21	300,000	298,906
3.00%, due 1/15/22	180,000	181,741
Intel Corp. 3.70%, due 7/29/25	510,000	552,630
QUALCOMM, Inc. 4.65%, due 5/20/35	210,000	247,397
Texas Instruments, Inc. 2.625%, due 5/15/24	300,000	308,329
		1,855,162
Software 0.6%
Fidelity National Information Services, Inc.
2.25%, due 8/15/21	353,000	353,489
3.50%, due 4/15/23	63,000	65,710
Fiserv, Inc. 4.20%, due 10/1/28	50,000	55,310
Microsoft Corp.
2.40%, due 2/6/22	410,000	415,724
3.30%, due 2/6/27	365,000	393,755
4.25%, due 2/6/47	495,000	614,108
Oracle Corp.
2.95%, due 5/15/25	405,000	420,175
4.00%, due 7/15/46	180,000	201,262
5.375%, due 7/15/40	300,000	390,131
		2,909,664
Sovereign 0.1%
Svensk Exportkredit A.B. 2.375%, due 3/9/22	400,000	405,975

Telecommunications 1.0%
AT&T, Inc.
3.60%, due 7/15/25	260,000	273,695
4.25%, due 3/1/27	750,000	816,010
5.15%, due 11/15/46	620,000	716,400
Cisco Systems, Inc. 2.95%, due 2/28/26	410,000	431,885
Deutsche Telekom International Finance B.V. 8.75%, due 6/15/30	210,000	310,080
Telefonica Emisiones SAU 7.045%, due 6/20/36	300,000	414,182
Verizon Communications, Inc.
4.016%, due 12/3/29	515,000	572,336
5.50%, due 3/16/47	850,000	1,121,846
Vodafone Group PLC 4.375%, due 5/30/28	405,000	447,324
		5,103,758
Transportation 0.6%
Burlington Northern Santa Fe LLC 3.25%, due 6/15/27 (c)	180,000	191,958
Canadian National Railway Co. 6.25%, due 8/1/34	210,000	293,239
CSX Corp. 3.70%, due 11/1/23	615,000	650,410
FedEx Corp.
2.625%, due 8/1/22	260,000	262,470
3.20%, due 2/1/25	255,000	263,370
Norfolk Southern Corp.
3.942%, due 11/1/47	66,000	71,659
4.80%, due 8/15/43	40,000	46,786
Union Pacific Corp. 2.75%, due 3/1/26	705,000	716,022
United Parcel Service, Inc. 3.40%, due 11/15/46	405,000	409,617
		2,905,531
Total Corporate Bonds (Cost $109,708,583)		117,202,788

Foreign Government Bonds 1.7%
Canada 0.3%
Province of Ontario Canada 2.50%, due 4/27/26	970,000	1,006,895
Province of Quebec Canada 2.50%, due 4/20/26	650,000	674,063
		1,680,958
Colombia 0.1%
Republic of Colombia 6.125%, due 1/18/41	545,000	709,868

Mexico 0.5%
United Mexican States 4.125%, due 1/21/26	2,380,000	2,522,824

Panama 0.2%
Panama Government International Bond 3.75%, due 3/16/25	750,000	793,132

Peru 0.2%
Peruvian Government International Bond 7.35%, due 7/21/25	920,000	1,164,269

Philippines 0.1%
Philippine Government International Bond 5.00%, due 1/13/37	400,000	521,875

Republic of Korea 0.3%
Korea Development Bank
2.25%, due 5/18/20	500,000	500,390
3.25%, due 2/19/24	850,000	892,708
		1,393,098
Total Foreign Government Bonds (Cost $8,253,581)		8,786,024

Mortgage-Backed Securities 1.4%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.4%
Bank Series 2018-BN14, Class A3 3.966%, due 9/15/60	800,000	894,723
Benchmark Mortgage Trust
Series 2018-B1, Class A2 3.571%, due 1/15/51	100,000	103,835
Series 2018-B1, Class A5 3.666%, due 1/15/51 (d)	800,000	872,313
Series 2018-B6, Class A3 3.995%, due 10/10/51	900,000	1,008,480
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3 3.217%, due 11/10/49 (d)	300,000	314,933
Series 2017-C8, Class A3 3.305%, due 6/15/50	200,000	210,414
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class A4 3.465%, due 9/15/50	300,000	322,545
Series 2015-GC35, Class A4 3.818%, due 11/10/48	300,000	325,617
CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5 3.446%, due 9/15/50	300,000	320,676
GS Mortgage Securities Trust
Series 2016-GS3, Class A4 2.85%, due 10/10/49	300,000	310,072
Series 2014-GC22, Class A5 3.862%, due 6/10/47	300,000	320,877
Series 2018-GS9, Class A4 3.992%, due 3/10/51 (d)	800,000	890,257
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, due 2/15/46	300,000	306,395
Morgan Stanley Capital I Trust Series 2018-H3, Class A4 3.914%, due 7/15/51	500,000	554,676
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class A4 3.789%, due 9/15/48	300,000	323,143
WFRBS Commercial Mortgage Trust Series 2012-C8, Class A3 3.001%, due 8/15/45	200,000	204,038
Total Mortgage-Backed Securities (Cost $6,810,403)		7,282,994

U.S. Government & Federal Agencies 67.3%
Federal Home Loan Bank 0.2%
3.25%, due 11/16/28	700,000	780,078

Federal Home Loan Mortgage Corporation 0.2%
1.875%, due 11/17/20	400,000	400,413
2.375%, due 1/13/22	500,000	507,699
		908,112
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 5.7%
2.50%, due 10/1/31	68,404	69,249
2.50%, due 2/1/32	377,928	381,772
2.50%, due 2/1/33	472,175	476,700
2.50%, due 4/1/33	607,662	613,488
2.50%, due 6/1/33	97,953	98,891
2.50%, due 7/1/33	251,633	254,048
3.00%, due 9/1/27	225,556	231,761
3.00%, due 4/1/32	280,480	287,686
3.00%, due 6/1/32	72,759	74,623
3.00%, due 9/1/32	37,431	38,393
3.00%, due 10/1/32	163,401	167,599
3.00%, due 5/1/33	255,094	261,566
3.00%, due 9/1/33	316,170	323,492
3.00%, due 9/1/36	147,519	152,727
3.00%, due 11/1/37	160,821	165,474
3.00%, due 12/1/37	254,683	261,439
3.00%, due 9/1/46	1,183,584	1,214,599
3.00%, due 12/1/46	79,980	81,874
3.00%, due 2/1/47	84,283	86,279
3.00%, due 3/1/47	379,184	388,120
3.00%, due 4/1/47	110,573	113,228
3.00%, due 1/1/48	1,023,016	1,045,768
3.00%, due 2/1/48	659,152	673,230
3.00%, due 3/1/48	562,228	573,968
3.00%, due 4/1/48	685,409	703,999
3.00%, due 6/1/48	856,294	873,786
3.50%, due 12/1/25	54,950	56,841
3.50%, due 5/1/33	244,329	253,548
3.50%, due 9/1/33	78,706	81,420
3.50%, due 2/1/37	216,935	225,055
3.50%, due 1/1/38	253,865	263,031
3.50%, due 6/1/43	228,303	239,947
3.50%, due 9/1/44	212,074	223,365
3.50%, due 8/1/45	485,594	506,059
3.50%, due 8/1/46	680,280	707,536
3.50%, due 8/1/47	84,825	87,737
3.50%, due 9/1/47	192,793	199,564
3.50%, due 11/1/47	357,587	370,162
3.50%, due 12/1/47	854,471	884,690
3.50%, due 1/1/48	85,410	88,407
3.50%, due 3/1/48	1,013,031	1,046,471
3.50%, due 5/1/48	356,013	367,280
3.50%, due 6/1/48	585,611	604,984
3.50%, due 8/1/48	848,603	873,513
3.50%, due 9/1/48	780,489	802,577
3.50%, due 11/1/48	271,720	279,078
3.50%, due 12/1/48	705,093	724,483
4.00%, due 4/1/46	531,845	560,439
4.00%, due 5/1/46	179,647	189,245
4.00%, due 4/1/47	161,046	169,046
4.00%, due 6/1/47	451,907	474,128
4.00%, due 8/1/47	757,265	794,492
4.00%, due 10/1/47	194,263	203,598
4.00%, due 12/1/47	507,243	533,123
4.00%, due 1/1/48	167,636	176,136
4.00%, due 5/1/48	335,344	351,324
4.00%, due 9/1/48	1,376,201	1,427,993
4.00%, due 12/1/48	806,489	836,348
4.50%, due 5/1/38	151,372	160,505
4.50%, due 9/1/46	97,043	102,762
4.50%, due 10/1/46	255,455	271,588
4.50%, due 2/1/47	59,202	62,735
4.50%, due 11/1/47	79,325	83,876
4.50%, due 2/1/48	154,332	163,061
4.50%, due 4/1/48	239,441	252,966
4.50%, due 6/1/48	155,179	163,238
4.50%, due 7/1/48	538,759	566,680
4.50%, due 8/1/48	551,209	581,426
4.50%, due 1/1/49	973,906	1,024,307
5.00%, due 9/1/38	76,592	84,573
5.00%, due 11/1/41	132,044	145,854
5.00%, due 3/1/47	265,572	285,367
5.00%, due 9/1/48	430,197	461,810
5.00%, due 1/1/49	280,466	301,270
5.50%, due 1/1/29	94,556	102,212
5.50%, due 7/1/38	127,607	143,753
		29,173,362
Federal National Mortgage Association 0.7%
1.375%, due 9/6/22	725,000	719,857
1.875%, due 4/5/22	300,000	302,043
1.875%, due 9/24/26	1,650,000	1,670,482
2.875%, due 10/30/20	650,000	657,030
		3,349,412
Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.9%
2.50%, due 10/1/27	244,015	246,121
2.50%, due 4/1/30	209,174	212,034
2.50%, due 10/1/31	342,000	345,310
2.50%, due 2/1/32	591,007	596,723
2.50%, due 8/1/32	535,254	541,608
2.50%, due 3/1/33	329,070	332,707
2.50%, due 6/1/33	350,345	353,497
2.50%, due 4/1/46	84,069	83,997
2.50%, due 10/1/46	174,573	174,317
3.00%, due 4/1/25	82,961	84,783
3.00%, due 11/1/31	241,099	247,142
3.00%, due 1/1/32	361,702	370,799
3.00%, due 6/1/32	210,150	215,177
3.00%, due 1/1/33	184,307	188,899
3.00%, due 2/1/33	263,398	271,720
3.00%, due 4/1/33	455,749	467,031
3.00%, due 5/1/33	450,900	462,140
3.00%, due 9/1/33	199,307	203,754
3.00%, due 9/1/34	2,468,387	2,524,873
3.00%, due 2/1/37	224,748	232,416
3.00%, due 1/1/38	753,633	774,034
3.00%, due 9/1/42	1,390,044	1,432,416
3.00%, due 12/1/43	1,024,439	1,053,904
3.00%, due 10/1/44	888,418	915,420
3.00%, due 10/1/46	197,008	201,782
3.00%, due 12/1/46	1,828,843	1,873,270
3.00%, due 2/1/47	278,359	285,058
3.00%, due 8/1/47	1,024,294	1,053,545
3.00%, due 10/1/47	882,754	901,164
3.00%, due 11/1/47	244,335	250,153
3.00%, due 6/1/48	184,106	187,523
3.00%, due 9/1/49	2,990,330	3,035,921
3.50%, due 7/1/21	29,483	30,474
3.50%, due 3/1/22	60,620	62,659
3.50%, due 5/1/26	60,116	62,146
3.50%, due 11/1/31	66,572	68,833
3.50%, due 5/1/33	130,928	135,404
3.50%, due 6/1/33	328,698	339,754
3.50%, due 7/1/33	160,460	165,894
3.50%, due 9/1/33	241,492	249,614
3.50%, due 5/1/45	956,612	1,009,774
3.50%, due 9/1/45	164,442	171,259
3.50%, due 12/1/45	920,380	962,927
3.50%, due 1/1/46	657,640	689,733
3.50%, due 4/1/46	173,273	180,183
3.50%, due 9/1/46	595,026	626,434
3.50%, due 10/1/46	506,314	525,033
3.50%, due 1/1/47	311,733	323,042
3.50%, due 7/1/47	406,579	425,207
3.50%, due 10/1/47	328,863	339,661
3.50%, due 11/1/47	2,498,482	2,581,509
3.50%, due 12/1/47	85,668	88,780
3.50%, due 8/1/48	786,219	806,711
3.50%, due 9/1/48	986,474	1,015,421
3.50%, due 2/1/49	2,010,802	2,065,353
3.50%, due 9/1/49	7,069,727	7,263,340
4.00%, due 5/1/24	98,559	102,536
4.00%, due 11/1/29	225,343	234,853
4.00%, due 2/1/37	59,523	62,443
4.00%, due 8/1/38	663,468	692,784
4.00%, due 8/1/44	293,868	313,553
4.00%, due 2/1/45	369,076	389,882
4.00%, due 9/1/45	69,908	73,737
4.00%, due 5/1/46	351,078	369,482
4.00%, due 9/1/46	275,760	290,262
4.00%, due 2/1/47	58,638	61,680
4.00%, due 4/1/47	35,745	37,493
4.00%, due 5/1/47	543,568	569,957
4.00%, due 6/1/47	828,204	868,229
4.00%, due 10/1/47	90,652	95,050
4.00%, due 11/1/47	83,428	87,341
4.00%, due 12/1/47	240,754	251,146
4.00%, due 1/1/48	1,221,429	1,274,079
4.00%, due 2/1/48	249,026	260,222
4.00%, due 6/1/48	994,591	1,035,686
4.00%, due 7/1/48	2,636,042	2,738,434
4.00%, due 8/1/48	246,587	255,873
4.00%, due 9/1/48	1,100,168	1,144,648
4.00%, due 10/1/48	168,960	175,805
4.00%, due 11/1/48	446,230	462,611
4.00%, due 1/1/49	336,005	348,262
4.00%, due 9/1/49	4,182,870	4,353,568
4.50%, due 7/1/46	74,125	78,838
4.50%, due 12/1/46	68,793	72,964
4.50%, due 4/1/47	483,756	512,468
4.50%, due 5/1/47	32,152	33,988
4.50%, due 7/1/47	586,950	620,648
4.50%, due 8/1/47	47,011	49,770
4.50%, due 2/1/48	463,804	489,328
4.50%, due 4/1/48	422,016	444,849
4.50%, due 5/1/48	397,141	419,448
4.50%, due 6/1/48	231,320	243,872
4.50%, due 8/1/48	464,243	488,274
4.50%, due 10/1/48	160,514	168,936
4.50%, due 9/1/49	1,986,498	2,097,466
5.00%, due 8/1/31	218,046	233,005
5.00%, due 6/1/39	193,776	213,471
5.00%, due 6/1/40	42,668	47,153
5.00%, due 7/1/47	163,115	175,129
5.00%, due 1/1/48	363,127	395,847
5.00%, due 4/1/48	215,629	232,772
5.00%, due 5/1/48	235,234	252,343
5.00%, due 9/1/48	216,435	233,508
5.50%, due 8/1/27	76,538	82,764
5.50%, due 6/1/36	101,190	114,088
5.50%, due 5/1/44	116,611	131,637
5.50%, due 9/1/48	505,773	548,023
		65,238,588
Government National Mortgage Association (Mortgage Pass-Through Securities) 7.4%
2.50%, due 4/20/47	84,386	85,166
3.00%, due 6/15/45	63,130	64,815
3.00%, due 10/15/45	30,811	31,633
3.00%, due 11/20/45	888,828	916,517
3.00%, due 8/20/46	340,758	351,359
3.00%, due 9/20/46	179,736	185,435
3.00%, due 10/20/46	1,120,109	1,154,961
3.00%, due 1/20/47	1,260,824	1,299,954
3.00%, due 5/20/47	217,206	223,838
3.00%, due 12/20/47	748,785	769,438
3.00%, due 2/20/48	851,507	874,889
3.00%, due 3/20/48	1,006,896	1,034,541
3.00%, due 5/15/48	181,368	186,207
3.00%, due 5/1/49 TBA (e)	1,000,000	1,026,133
3.50%, due 11/20/42	299,820	315,963
3.50%, due 9/20/44	472,249	495,422
3.50%, due 3/15/45	40,477	42,117
3.50%, due 4/15/45	65,501	68,450
3.50%, due 7/20/45	1,268,777	1,327,132
3.50%, due 11/20/45	577,722	604,290
3.50%, due 7/20/46	66,484	69,347
3.50%, due 10/20/46	66,776	69,721
3.50%, due 11/20/46	824,266	860,385
3.50%, due 1/20/47	962,314	1,001,444
3.50%, due 5/20/47	815,450	847,936
3.50%, due 9/20/47	877,462	912,766
3.50%, due 10/20/47	1,562,080	1,622,776
3.50%, due 12/20/47	765,611	795,114
3.50%, due 5/15/48	144,403	150,048
3.50%, due 7/20/48	426,612	442,367
3.50%, due 9/20/48	501,674	520,137
3.50%, due 10/1/48 TBA (e)	3,200,000	3,315,062
3.50%, due 10/20/48	519,284	538,131
4.00%, due 10/1/40 TBA (e)	500,000	523,906
4.00%, due 8/15/46	113,174	119,850
4.00%, due 12/20/46	54,892	57,862
4.00%, due 1/20/47	453,346	475,769
4.00%, due 2/20/47	121,620	127,586
4.00%, due 3/20/47	96,178	100,900
4.00%, due 4/20/47	211,715	221,761
4.00%, due 5/20/47	178,951	187,469
4.00%, due 7/20/47	72,483	75,594
4.00%, due 11/15/47	195,964	205,359
4.00%, due 11/20/47	883,123	922,033
4.00%, due 12/20/47	199,218	207,895
4.00%, due 4/20/48	927,482	964,564
4.00%, due 5/20/48	391,816	407,483
4.00%, due 6/20/48	158,970	165,316
4.00%, due 8/20/48	1,043,939	1,087,187
4.00%, due 9/20/48	562,216	585,292
4.00%, due 3/20/49	194,404	202,873
4.00%, due 10/1/49 TBA (e)	4,000,000	4,159,766
4.50%, due 8/15/46	72,243	77,524
4.50%, due 8/20/46	164,438	175,153
4.50%, due 2/15/47	36,205	39,614
4.50%, due 4/15/47	58,837	64,425
4.50%, due 4/20/47	183,131	192,738
4.50%, due 8/15/47	740,717	800,595
4.50%, due 11/20/47	188,316	197,868
4.50%, due 1/20/48	470,164	493,561
4.50%, due 3/20/48	210,097	219,818
4.50%, due 5/20/48	210,173	219,862
4.50%, due 6/20/48	364,574	382,313
4.50%, due 8/20/48	662,496	694,711
5.00%, due 8/20/45	172,884	187,156
5.00%, due 11/20/46	108,561	120,059
5.00%, due 4/15/47	77,264	83,906
5.00%, due 11/20/47	149,340	160,354
5.00%, due 12/15/47	120,637	129,073
5.00%, due 3/20/48	122,706	131,446
5.00%, due 6/20/48	277,462	294,519
		37,666,654
United States Treasury Bonds 8.0%
2.75%, due 8/15/47	1,035,000	1,171,491
2.75%, due 11/15/47	300,000	339,785
2.875%, due 5/15/43	1,950,000	2,235,721
2.875%, due 11/15/46	140,000	161,995
2.875%, due 5/15/49	5,025,000	5,860,603
3.00%, due 2/15/47	815,000	966,125
3.00%, due 5/15/47	1,175,000	1,392,329
3.00%, due 2/15/48	5,950,000	7,064,463
3.00%, due 8/15/48	2,790,000	3,317,920
3.00%, due 2/15/49	2,145,000	2,557,494
3.125%, due 5/15/48	7,900,000	9,602,203
3.375%, due 11/15/48	1,550,000	1,974,978
3.625%, due 2/15/44	150,000	193,910
4.50%, due 2/15/36	1,900,000	2,619,180
4.625%, due 2/15/40	750,000	1,085,713
		40,543,910
United States Treasury Notes 32.2%
1.375%, due 9/15/20	775,000	772,033
1.50%, due 7/15/20	460,000	458,706
1.50%, due 8/15/22	7,275,000	7,258,233
1.50%, due 9/15/22	3,400,000	3,393,625
1.625%, due 10/15/20	2,450,000	2,445,024
1.625%, due 8/31/22	700,000	700,602
1.625%, due 8/15/29	7,050,000	7,017,504
1.75%, due 11/15/20	3,950,000	3,947,223
1.75%, due 7/31/21	20,100,000	20,128,266
1.75%, due 6/15/22	900,000	904,078
1.75%, due 6/30/22	925,000	929,047
1.75%, due 6/30/24	2,200,000	2,218,648
1.75%, due 7/31/24	12,250,000	12,358,145
1.875%, due 12/15/20	3,375,000	3,378,032
1.875%, due 9/30/22	950,000	958,424
1.875%, due 8/31/24	325,000	329,773
2.00%, due 10/31/22	900,000	911,074
2.00%, due 4/30/24	5,885,000	5,996,953
2.00%, due 5/31/24	1,400,000	1,427,945
2.125%, due 5/31/21	4,500,000	4,530,586
2.125%, due 7/31/24	150,000	153,826
2.125%, due 5/31/26	9,995,000	10,312,810
2.25%, due 2/15/21	1,525,000	1,534,948
2.375%, due 3/15/21	150,000	151,336
2.375%, due 4/15/21	2,000,000	2,018,984
2.375%, due 4/30/26	200,000	209,422
2.375%, due 5/15/29	2,125,000	2,256,650
2.50%, due 6/30/20	925,000	929,300
2.50%, due 2/15/22	2,150,000	2,193,420
2.50%, due 3/31/23	100,000	103,145
2.625%, due 7/31/20	55,000	55,342
2.625%, due 5/15/21	2,150,000	2,180,990
2.625%, due 6/15/21	925,000	939,164
2.625%, due 7/15/21	4,965,000	5,045,681
2.625%, due 6/30/23	1,900,000	1,972,363
2.625%, due 12/31/23	150,000	156,469
2.625%, due 2/15/29	975,000	1,055,247
2.75%, due 9/30/20	3,775,000	3,809,211
2.75%, due 8/15/21	3,700,000	3,772,410
2.75%, due 9/15/21	1,000,000	1,021,367
2.75%, due 4/30/23	5,425,000	5,645,179
2.75%, due 5/31/23	1,700,000	1,770,656
2.75%, due 7/31/23	4,675,000	4,878,070
2.75%, due 8/31/23	4,000,000	4,178,281
2.75%, due 6/30/25	275,000	292,263
2.75%, due 2/15/28	2,400,000	2,605,688
2.875%, due 10/31/20	10,700,000	10,820,375
2.875%, due 11/15/21	375,000	384,522
2.875%, due 9/30/23	2,875,000	3,019,424
2.875%, due 10/31/23	5,300,000	5,571,832
2.875%, due 11/30/23	600,000	631,430
2.875%, due 4/30/25	950,000	1,014,793
2.875%, due 5/31/25	300,000	320,660
2.875%, due 7/31/25	1,425,000	1,525,529
2.875%, due 8/15/28	600,000	659,719
3.125%, due 11/15/28	150,000	168,398
		163,422,825
Total U.S. Government & Federal Agencies (Cost $329,596,894)		341,082,941
Total Long-Term Bonds (Cost $456,568,195)		476,576,319

	Shares
Exchange-Traded Funds 4.7%
iShares Intermediate-Term Corporate Bond ETF (c)	135,779	7,864,320
iShares Long-Term Corporate Bond ETF (c)	195,206	13,006,576
iShares Short-Term Corporate Bond ETF (c)	54,601	2,930,435
Total Exchange-Traded Funds (Cost $23,426,514)		23,801,331

	Principal Amount
Short-Term Investments 4.4%
Commercial Paper 3.7%
Bank New York Mellon Corp. 1.876%, due 10/1/19 (f)	$18,800,000	18,800,000
Total Commercial Paper (Cost $18,800,000)		18,800,000
Repurchase Agreement 0.5%
RBC Capital Markets 2.35%, dated 9/30/19 due 10/1/19 Proceeds at Maturity $2,472,161(Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 12/31/2022, with a Principal Amount of $2,466,700 and a Market Value of $2,521,627)	2,472,000	2,472,000
Total Repurchase Agreement (Cost $2,472,000)		2,472,000

	Shares
Unaffiliated Investment Company 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (g)(h)	786,840	786,840
Total Unaffiliated Investment Company (Cost $786,840)		786,840
Total Short-Term Investments (Cost $22,058,840)		22,058,840
Total Investments (Cost $502,053,549)	103.0%	522,436,490
Other Assets, Less Liabilities	(3.0)	(15,302,024)
Net Assets	100.0%	$507,134,466

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2019.
(c)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $7,229,643; the total market value of collateral held by the Portfolio was $7,379,382. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,592,542.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2019, the total net market value of these securities was $9,024,867, which represented 1.8% of the Portfolio’s net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(f)	Interest rate shown represents yield to maturity.
(g)	Represents security purchased with cash collateral received for securities on loan.
(h)	Current yield as of September 30, 2019.

As of September 30, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
5-Year United States Treasury Note	124	December 2019	$14,866,633	$14,774,406	$(92,227)
10-Year United States Treasury Note	59	December 2019	7,756,300	7,688,438	(67,862)
10-Year United States Treasury Ultra Note	45	December 2019	6,479,728	6,408,281	(71,447)
Total Long Contracts					(231,536)

Short Contracts
2-Year United States Treasury Note	(27)	December 2019	(5,838,664)	(5,818,500)	20,164
United States Treasury Long Bond	(4)	December 2019	(656,649)	(649,250)	7,399
United States Treasury Ultra Bond	(18)	December 2019	(3,505,326)	(3,454,313)	51,013
Total Short Contracts					78,576
Net Unrealized Depreciation					$(152,960)

1.	As of September 30, 2019, cash in the amount of $182,378 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2019.

The following abbreviation is used in the preceding pages:

ETF—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio’s assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,221,572	$—	$2,221,572
Corporate Bonds	—	117,202,788	—	117,202,788
Foreign Government Bonds	—	8,786,024	—	8,786,024
Mortgage-Backed Securities	—	7,282,994	—	7,282,994
U.S. Government & Federal Agencies	—	341,082,941	—	341,082,941
Total Long-Term Bonds	—	476,576,319	—	476,576,319
Exchange-Traded Funds	23,801,331	—	—	23,801,331
Short-Term Investments
Commercial Paper	—	18,800,000	—	18,800,000
Repurchase Agreements	—	2,472,000	—	2,472,000
Unaffiliated Investment Company	786,840	—	—	786,840
Total Short-Term Investments	786,840	21,272,000	—	22,058,840
Total Investments in Securities	24,588,171	497,848,319	—	522,436,490
Other Financial Instruments Futures Contracts (b)	78,576	—	—	78,576
Total Investments in Securities and Other Financial Instruments	$24,666,747	$497,848,319	$—	$522,515,066

Liability Valuation Inputs

Other Financial Instruments Futures Contracts (b)	$(231,536)	$—	$—	$(231,536)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP IQ Hedge Multi-Strategy Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

	Principal Amount	Value
Exchange-Traded Funds 94.0% †
Bonds 64.8%
Bank Loan Funds 5.1%
Invesco Senior Loan ETF (a)	$612,368	$13,833,393
SPDR Blackstone / GSO Senior Loan ETF (a)	134,564	6,233,005
		20,066,398
Emerging Bonds - Local Currency Funds 2.1%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	41,986	1,142,439
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	208,048	6,865,584
WisdomTree Emerging Markets Local Debt Fund	7,796	268,260
		8,276,283
Emerging Bonds - USD Funds 1.8%
iShares JP Morgan USD Emerging Markets Bond ETF	56,855	6,444,514
Vanguard Emerging Markets Government Bond ETF	7,550	608,530
		7,053,044
Floating Rate - Investment Grade Funds 7.9%
iShares Floating Rate Bond ETF (a)	435,942	22,219,964
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	301,768	9,282,383
		31,502,347
High Yield Corporate Bond Funds 1.6%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	70,558	3,280,241
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	115,478	3,119,061
		6,399,302
Investment Grade Corporate Bond Funds 11.7%
iShares Broad USD Investment Grade Corporate Bond ETF (a)	34,242	1,995,624
iShares iBoxx $ Investment Grade Corporate Bond ETF	157,867	20,124,885
SPDR Portfolio Short Term Corporate Bond ETF (a)	64,605	1,993,064
Vanguard Intermediate-Term Corporate Bond ETF	145,951	13,316,569
Vanguard Short-Term Corporate Bond ETF	107,605	8,721,386
		46,151,528
Mortgage-Backed Securities Funds 2.0%
iShares MBS ETF	48,468	5,249,085
Vanguard Mortgage-Backed Securities ETF	53,762	2,863,364
		8,112,449
Municipal Bond Fund 0.2%
VanEck Vectors High-Yield Municipal Index ETF	13,317	858,014

U.S. Medium Term Treasury Bond Funds 2.9%
iShares 3-7 Year Treasury Bond ETF (a)	40,472	5,131,850
Schwab Intermediate-Term U.S. Treasury ETF (a)	58,582	3,254,816
Vanguard Intermediate-Term Treasury ETF	44,388	2,959,348
		11,346,014
U.S. Ultra Short Term Treasury Bond Funds 29.5%
Goldman Sachs Access Treasury 0-1 Year ETF	99,795	10,017,422
Invesco Treasury Collateral ETF	16,348	1,725,940
iShares Short Treasury Bond ETF (a)	689,917	76,318,618
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	312,591	28,630,210
		116,692,190
Total Bonds
(Cost $253,774,135)		256,457,569

Equity 29.2%
Asia ex Japan Equity Funds 3.0%
iShares Core MSCI Pacific ETF	90,742	5,099,700
iShares MSCI All Country Asia ex-Japan ETF (a)	77,689	5,152,334
Vanguard FTSE Pacific ETF (a)	22,810	1,506,601
		11,758,635
BRIC Equity Funds 3.1%
iShares China Large-Cap ETF (a)	148,596	5,914,121
iShares MSCI China ETF (a)	88,614	4,969,473
SPDR S&P China ETF (a)	16,859	1,521,693
		12,405,287
Broad Funds 0.4%
FlexShares Global Upstream Natural Resources Index Fund	47,312	1,473,769

Emerging Small Cap Equity Fund 2.1%
SPDR S&P Emerging Markets Small Cap ETF	191,109	8,301,775

Europe Equity Funds 2.4%
iShares Core MSCI Europe ETF	16,849	770,673
iShares MSCI Eurozone ETF (a)	33,027	1,284,420
Vanguard FTSE Europe ETF	58,532	3,137,901
Xtrackers MSCI Europe Hedged Equity ETF (a)	144,789	4,319,056
		9,512,050
International Equity Core Funds 2.2%
iShares Core MSCI EAFE ETF	13,115	800,933
Vanguard FTSE Developed Markets ETF	21,623	888,273
Xtrackers MSCI EAFE Hedged Equity ETF (a)	215,083	6,955,784
		8,644,990
International Small Cap Equity Funds 7.6%
Schwab International Small-Cap Equity ETF	281,299	8,945,308
Vanguard FTSE All World ex-U.S. Small-Cap ETF (a)	205,782	20,979,475
		29,924,783
Japan Equity Funds 3.2%
iShares MSCI Japan ETF (a)	57,205	3,245,812
Xtrackers MSCI Japan Hedged Equity ETF (a)	241,200	9,604,584
		12,850,396
U.S. Large Cap Core Funds 1.6%
Consumer Discretionary Select Sector SPDR Fund	4,956	598,189
Energy Select Sector SPDR Fund (a)	43,833	2,594,914
Financial Select Sector SPDR Fund	60,041	1,681,148
Health Care Select Sector SPDR Fund (a)	5,570	502,024
Invesco KBW Bank ETF	4,734	243,896
SPDR S&P Bank ETF (a)	16,065	693,365
		6,313,536
U.S. Large Cap Growth Funds 1.9%
iShares Core S&P U.S. Growth ETF (a)	12,929	812,846
Schwab U.S. Large-Cap Growth ETF (a)	11,660	979,557
SPDR Portfolio S&P 500 Growth ETF (a)	16,765	651,991
Vanguard Growth ETF	30,257	5,031,134
		7,475,528
U.S. Momentum Fund 0.5%
iShares Edge MSCI USA Momentum Factor ETF (a)	16,903	2,015,683

U.S. Preferred Fund 0.4%
Invesco Preferred ETF	28,462	427,499
iShares Preferred & Income Securities ETF (a)	35,008	1,313,850
		1,741,349
U.S. Small Cap Core Funds 0.8%
iShares Russell 2000 ETF	12,172	1,842,111
Schwab U.S. Small-Cap ETF (a)	5,293	369,081
Vanguard Small-Cap ETF	7,313	1,125,398
		3,336,590
Total Equity
(Cost $115,612,237)		115,754,371
Total Exchange-Traded Funds
(Cost $369,386,372)		372,211,940

Exchange-Traded Note 0.2%
Volatility 0.2%
iPath Series B S&P 500 VIX Short-Term Futures ETN (b)	32,292	766,612
Total Exchange-Traded Note
(Cost $790,670)		766,612

	Shares
Exchange-Traded Vehicles 5.3%
Commodities 1.5%
Gold Funds 1.2%
Graniteshares Gold Trust (b)	4,505	66,269
SPDR Gold MiniShares Trust (b)	6,985	102,679
SPDR Gold Shares (b)	33,304	4,624,926
		4,793,874
Silver Funds 0.3%
iShares Silver Trust (b)	82,839	1,318,797

Total Commodities (Cost $5,970,509)		6,112,671

Currencies 3.8%
British Pound Fund 0.0% ‡
Invesco CurrencyShares British Pound Sterling Trust (b)	1,003	119,608

Euro Fund 1.5%
Invesco CurrencyShares Euro Trust (b)	55,025	5,698,389

Japanese Yen Fund 0.8%
Invesco CurrencyShares Japanese Yen Trust (b)	37,382	3,287,747

US Dollar Fund 1.5%
Invesco DB U.S. Dollar Index Bullish Fund (a)	215,871	5,850,104

Total Currencies
(Cost $15,009,143)		14,955,848
Total Exchange-Traded Vehicles
(Cost $20,979,652)		21,068,519

Short-Term Investments 13.7%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 1.81% (c)	2,287,370	2,287,370

Unaffiliated Investment Company 13.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (c)(d)	51,765,643	51,765,643

Total Short-Term Investments
(Cost $54,053,013)		54,053,013
Total Investments
(Cost $445,209,707)	113.2%	448,100,084
Other Assets, Less Liabilities	(13.2)	(52,401,873)
Net Assets	100.0%	$395,698,211

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $75,198,529; the total market value of collateral held by the Portfolio was $76,861,072. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $25,095,429.
(b)	Non-income producing security.
(c)	Current yield as of September 30, 2019.
(d)	Represents security purchased with cash collateral received for securities on loan.

Swap Contracts

Open OTC total return equity swap contracts as of September 30, 2019 were as follows:

Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation/ (Depreciation)[2]
Bank of America Merrill Lynch	Consumer Discretionary Select Sector SPDR Fund	1 month LIBOR plus 0.50%	4/02/2020	Monthly	$30	$—
Morgan Stanley & Co.	Consumer Discretionary Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	30	—
Bank of America Merrill Lynch	Energy Select Sector SPDR Fund	1 month LIBOR plus 0.50%	4/02/2020	Monthly	128	—
Morgan Stanley & Co.	Energy Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	128	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	165	—
Bank of America Merrill Lynch	Flexshares Global Upstream	1 month LIBOR plus 0.50%	4/02/2020	Monthly	73	—
Morgan Stanley & Co.	Flexshares Global Upstream	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	73	—
Bank of America Merrill Lynch	Goldman Sachs Access Treasury 0-1 Year ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	505	—
Morgan Stanley & Co.	Goldman Sachs Access Treasury 0-1 Year ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	505	—
Bank of America Merrill Lynch	Graniteshares Gold Trust	1 month LIBOR plus 0.50%	4/02/2020	Monthly	3	—
Morgan Stanley & Co.	Graniteshares Gold Trust	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	3	—
Morgan Stanley & Co.	Health Care Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	51	—
Bank of America Merrill Lynch	Invesco CurrencyShares Australian Dollar Trust	1 month LIBOR	4/02/2020	Monthly	(83)	—
Morgan Stanley & Co.	Invesco CurrencyShares Australian Dollar Trust	Federal Fund Rate minus 5.08%	9/15/2020	Monthly	(83)	—
Bank of America Merrill Lynch	Invesco CurrencyShares British Pound Sterling Trust	1 month LIBOR plus 0.50%	4/02/2020	Monthly	6	—
Morgan Stanley & Co.	Invesco CurrencyShares British Pound Sterling Trust	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	6	—
Bank of America Merrill Lynch	Invesco CurrencyShares Euro Currency Trust	1 month LIBOR plus 0.50%	4/02/2020	Monthly	290	—
Morgan Stanley & Co.	Invesco CurrencyShares Euro Currency Trust	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	290	—
Bank of America Merrill Lynch	Invesco CurrencyShares Japanese Yen Trust	1 month LIBOR plus 0.50%	4/02/2020	Monthly	169	—
Morgan Stanley & Co.	Invesco CurrencyShares Japanese Yen Trust	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	169	—
Bank of America Merrill Lynch	Invesco DB US Dollar Index Bullish Fund	1 month LIBOR plus 0.50%	4/02/2020	Monthly	292	—
Morgan Stanley & Co.	Invesco DB US Dollar Index Bullish Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	292	—
Bank of America Merrill Lynch	Invesco KBW Bank ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	12	—
Morgan Stanley & Co.	Invesco KBW Bank ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	12	—
Bank of America Merrill Lynch	Invesco Preferred ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	22	—
Morgan Stanley & Co.	Invesco Preferred ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	22	—
Bank of America Merrill Lynch	Invesco S&P 500 Low Volatility	1 month LIBOR	4/02/2020	Monthly	(819)	—
Morgan Stanley & Co.	Invesco S&P 500 Low Volatility	Federal Fund Rate minus 1.08%	9/15/2020	Monthly	(819)	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	697	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	698	—
Bank of America Merrill Lynch	Invesco Treasury Collateral ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	87	—
Morgan Stanley & Co.	Invesco Treasury Collateral ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	87	—
Bank of America Merrill Lynch	iPath Series B S&P 500 VIX Short-Term Futures ETN	1 month LIBOR plus 0.50%	4/02/2020	Monthly	43	—
Morgan Stanley & Co.	iPath Series B S&P 500 VIX Short-Term Futures ETN	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	43	—
Bank of America Merrill Lynch	iShares 0-5 Year High Yield Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	165	—
Morgan Stanley & Co.	iShares 0-5 Year High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	165	—
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	1 month LIBOR	4/02/2020	Monthly	(531)	—
Morgan Stanley & Co.	iShares 20+ Year Treasury Bond ETF	Federal Fund Rate minus 0.68%	9/15/2020	Monthly	(531)	—
Bank of America Merrill Lynch	iShares 3-7 Year Treasury Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	260	—
Morgan Stanley & Co.	iShares 3-7 Year Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	260	—
Bank of America Merrill Lynch	iShares Broad USD Investment Grade Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	101	—
Morgan Stanley & Co.	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	101	—
Morgan Stanley & Co.	iShares China Large-Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	586	—
Bank of America Merrill Lynch	iShares Core MSCI EAFE ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	40	—
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	40	—
Bank of America Merrill Lynch	iShares Core MSCI Emerging Markets ETF	1 month LIBOR	4/02/2020	Monthly	(1,411)	—
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	Federal Fund Rate minus 0.35%	9/15/2020	Monthly	(1,411)	—
Bank of America Merrill Lynch	iShares Core MSCI Europe ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	38	—
Morgan Stanley & Co.	iShares Core MSCI Europe ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	38	—
Bank of America Merrill Lynch	iShares Core MSCI Pacific ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	248	—
Morgan Stanley & Co.	iShares Core MSCI Pacific ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	248	—
Bank of America Merrill Lynch	iShares Core S&P U.S. Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	41	—
Morgan Stanley & Co.	iShares Core S&P U.S. Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	41	—
Bank of America Merrill Lynch	iShares Core S&P U.S. Value ETF	1 month LIBOR	4/02/2020	Monthly	(276)	—
Morgan Stanley & Co.	iShares Core S&P U.S. Value ETF	Federal Fund Rate minus 4.53%	9/15/2020	Monthly	(275)	—
Bank of America Merrill Lynch	iShares Core US REIT ETF	1 month LIBOR	4/02/2020	Monthly	(16)	—
Morgan Stanley & Co.	iShares Core US REIT ETF	Federal Fund Rate minus 4.83%	9/15/2020	Monthly	(16)	—
Bank of America Merrill Lynch	iShares Edge MSCI Min Vol Emerging Markets ETF	1 month LIBOR	4/02/2020	Monthly	(754)	—
Morgan Stanley & Co.	iShares Edge MSCI Min Vol Emerging Markets ETF	Federal Fund Rate minus 0.35%	9/15/2020	Monthly	(754)	—
Bank of America Merrill Lynch	iShares Edge MSCI Min Vol USA ETF	1 month LIBOR	4/02/2020	Monthly	(2,209)	—
Morgan Stanley & Co.	iShares Edge MSCI Min Vol USA ETF	Federal Fund Rate minus 0.58%	9/15/2020	Monthly	(2,209)	—
Bank of America Merrill Lynch	iShares Edge MSCI USA Momentum Factor ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	104	—
Morgan Stanley & Co.	iShares Edge MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	104	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1,119	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	1,119	—
Bank of America Merrill Lynch	iShares iBoxx $ Investment Grade Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1,024	—
Morgan Stanley & Co.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	1,024	—
Bank of America Merrill Lynch	iShares iBoxx High Yield Corporate Bond ETF	1 month LIBOR	4/02/2020	Monthly	(1,712)	—
Morgan Stanley & Co.	iShares iBoxx High Yield Corporate Bond ETF	Federal Fund Rate minus 1.08%	9/15/2020	Monthly	(1,712)	—
Bank of America Merrill Lynch	iShares JP Morgan USD Emerging Markets Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	329	—
Morgan Stanley & Co.	iShares JP Morgan USD Emerging Markets Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	329	—
Bank of America Merrill Lynch	iShares MBS ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	265	—
Morgan Stanley & Co.	iShares MBS ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	265	—
Bank of America Merrill Lynch	iShares MSCI All Country Asia ex Japan ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	256	—
Morgan Stanley & Co.	iShares MSCI All Country Asia ex Japan ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	256	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	504	—
Bank of America Merrill Lynch	iShares MSCI EAFE Growth ETF	1 month LIBOR	4/02/2020	Monthly	(200)	—
Morgan Stanley & Co.	iShares MSCI EAFE Growth ETF	Federal Fund Rate minus 6.08%	9/15/2020	Monthly	(199)	—
Bank of America Merrill Lynch	iShares MSCI Eurozone ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	63	—
Morgan Stanley & Co.	iShares MSCI Eurozone ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	63	—
Bank of America Merrill Lynch	iShares MSCI Japan ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	155	—
Morgan Stanley & Co.	iShares MSCI Japan ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	155	—
Bank of America Merrill Lynch	iShares Russell 2000 ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	92	—
Morgan Stanley & Co.	iShares Russell 2000 ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	92	—
Bank of America Merrill Lynch	iShares Russell 2000 Growth ETF	1 month LIBOR	4/02/2020	Monthly	(156)	—
Morgan Stanley & Co.	iShares Russell 2000 Growth ETF	Federal Fund Rate minus 1.58%	9/15/2020	Monthly	(156)	—
Bank of America Merrill Lynch	iShares Russell 2000 Value ETF	1 month LIBOR	4/02/2020	Monthly	(829)	—
Morgan Stanley & Co.	iShares Russell 2000 Value ETF	Federal Fund Rate minus 0.58%	9/15/2020	Monthly	(829)	—
Bank of America Merrill Lynch	iShares S&P Small CAP 600 Value ETF	1 month LIBOR	4/02/2020	Monthly	(564)	—
Morgan Stanley & Co.	iShares S&P Small CAP 600 Value ETF	Federal Fund Rate minus 4.28%	9/15/2020	Monthly	(564)	—
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Growth ETF	Federal Fund Rate minus 3.98%	9/15/2020	Monthly	(91)	—
Bank of America Merrill Lynch	iShares S&P Small-Cap 600 Growth ETF	1 month LIBOR	4/02/2020	Monthly	(91)	—
Bank of America Merrill Lynch	iShares Short Treasury Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	3,846	—
Morgan Stanley & Co.	iShares Short Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	3,846	—
Bank of America Merrill Lynch	iShares Silver Trust	1 month LIBOR plus 0.50%	4/02/2020	Monthly	72	—
Morgan Stanley & Co.	iShares Silver Trust	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	72	—
Bank of America Merrill Lynch	iShares U.S. Preferred Stock ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	66	—
Morgan Stanley & Co.	iShares U.S. Preferred Stock ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	66	—
Bank of America Merrill Lynch	Schwab Intermediate-Term U.S. Treasury ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	165	—
Morgan Stanley & Co.	Schwab Intermediate-Term U.S. Treasury ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	165	—
Bank of America Merrill Lynch	Schwab International Small-Cap Equity ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	443	—
Morgan Stanley & Co.	Schwab International Small-Cap Equity ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	443	—
Bank of America Merrill Lynch	Schwab U.S. Large Cap Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	50	—
Morgan Stanley & Co.	Schwab U.S. Large Cap Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	50	—
Bank of America Merrill Lynch	Schwab U.S. Large Cap Value ETF	1 month LIBOR	4/02/2020	Monthly	(287)	—
Morgan Stanley & Co.	Schwab U.S. Large Cap Value ETF	Federal Fund Rate minus 3.38%	9/15/2020	Monthly	(287)	—
Bank of America Merrill Lynch	Schwab U.S. REIT ETF	1 month LIBOR	4/02/2020	Monthly	(58)	—
Morgan Stanley & Co.	Schwab U.S. REIT ETF	Federal Fund Rate minus 2.73%	9/15/2020	Monthly	(58)	—
Bank of America Merrill Lynch	Schwab US Small-Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	19	—
Morgan Stanley & Co.	Schwab US Small-Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	19	—
Bank of America Merrill Lynch	SPDR Blackstone / GSO Senior Loan ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	312	—
Morgan Stanley & Co.	SPDR Blackstone / GSO Senior Loan ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	312	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1,443	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	1,443	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Convertible Securities ETF	1 month LIBOR	4/02/2020	Monthly	(723)	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Convertible Securities ETF	Federal Fund Rate minus 0.83%	9/15/2020	Monthly	(723)	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	57	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	57	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays High Yield Bond ETF	1 month LIBOR	4/02/2020	Monthly	(907)	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays High Yield Bond ETF	Federal Fund Rate minus 0.58%	9/15/2020	Monthly	(907)	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Invest	1 month LIBOR plus 0.50%	4/02/2020	Monthly	467	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Invest	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	467	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	157	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	157	—
Bank of America Merrill Lynch	SPDR Dow Jones International Real Estate ETF	1 month LIBOR	4/02/2020	Monthly	(1,321)	—
Morgan Stanley & Co.	SPDR Dow Jones International Real Estate ETF	Federal Fund Rate minus 0.63%	9/15/2020	Monthly	(1,321)	—
Bank of America Merrill Lynch	SPDR Gold MiniShares Trust	1 month LIBOR plus 0.50%	4/02/2020	Monthly	5	—
Morgan Stanley & Co.	SPDR Gold MiniShares Trust	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	5	—
Bank of America Merrill Lynch	SPDR Gold Shares	1 month LIBOR plus 0.50%	4/02/2020	Monthly	241	—
Morgan Stanley & Co.	SPDR Gold Shares	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	241	—
Bank of America Merrill Lynch	SPDR Portfolio Long Term Treasury ETF	1 month LIBOR	4/02/2020	Monthly	(87)	—
Morgan Stanley & Co.	SPDR Portfolio Long Term Treasury ETF	Federal Fund Rate minus 2.08%	9/15/2020	Monthly	(87)	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 500 Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	33	—
Morgan Stanley & Co.	SPDR Portfolio S&P 500 Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	33	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 500 Value ETF	1 month LIBOR	4/02/2020	Monthly	(147)	—
Morgan Stanley & Co.	SPDR Portfolio S&P 500 Value ETF	Federal Fund Rate minus 9.33%	9/15/2020	Monthly	(147)	—
Bank of America Merrill Lynch	SPDR Portfolio Short Term Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	101	—
Morgan Stanley & Co.	SPDR Portfolio Short Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	101	—
Bank of America Merrill Lynch	SPDR S&P Bank ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	33	—
Morgan Stanley & Co.	SPDR S&P Bank ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	33	—
Morgan Stanley & Co.	SPDR S&P China ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	154	—
Bank of America Merrill Lynch	SPDR S&P Emerging Markets Small Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	416	—
Morgan Stanley & Co.	SPDR S&P Emerging Markets Small Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	416	—
Morgan Stanley & Co.	Technology Select Sector SPDR Fund	Federal Fund Rate plus 0.03%	9/15/2020	Monthly	(870)	—
Bank of America Merrill Lynch	VanEck Vectors High-Yield Municipal Index ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	44	—
Morgan Stanley & Co.	VanEck Vectors High-Yield Municipal Index ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	44	—
Bank of America Merrill Lynch	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	346	—
Morgan Stanley & Co.	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	346	—
Bank of America Merrill Lynch	Vanguard Emerging Markets Government Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	31	—
Morgan Stanley & Co.	Vanguard Emerging Markets Government Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	31	—
Bank of America Merrill Lynch	Vanguard FTSE All World ex-U.S. Small-Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1,043	—
Morgan Stanley & Co.	Vanguard FTSE All World ex-U.S. Small-Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	1,043	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	44	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	44	—
Bank of America Merrill Lynch	Vanguard FTSE Emerging Markets ETF	1 month LIBOR	4/02/2020	Monthly	(1,616)	—
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	Federal Fund Rate minus 0.35%	9/15/2020	Monthly	(1,616)	—
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	155	—
Morgan Stanley & Co.	Vanguard FTSE Europe ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	155	—
Bank of America Merrill Lynch	Vanguard FTSE Pacific ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	73	—
Morgan Stanley & Co.	Vanguard FTSE Pacific ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	73	—
Bank of America Merrill Lynch	Vanguard Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	255	—
Morgan Stanley & Co.	Vanguard Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	255	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	676	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	676	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Treasury ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	150	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	150	—
Bank of America Merrill Lynch	Vanguard Long-Term Treasury ETF	1 month LIBOR	4/02/2020	Monthly	(40)	—
Morgan Stanley & Co.	Vanguard Long-Term Treasury ETF	Federal Fund Rate minus 0.35%	9/15/2020	Monthly	(40)	—
Bank of America Merrill Lynch	Vanguard Mortgage-Backed Securities ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	144	—
Morgan Stanley & Co.	Vanguard Mortgage-Backed Securities ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	144	—
Bank of America Merrill Lynch	Vanguard Real Estate ETF	1 month LIBOR	4/02/2020	Monthly	(357)	—
Morgan Stanley & Co.	Vanguard Real Estate ETF	Federal Fund Rate minus 0.35%	9/15/2020	Monthly	(357)	—
Bank of America Merrill Lynch	Vanguard Short-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	441	—
Morgan Stanley & Co.	Vanguard Short-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	441	—
Bank of America Merrill Lynch	Vanguard Small-Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	56	—
Morgan Stanley & Co.	Vanguard Small-Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	56	—
Bank of America Merrill Lynch	Vanguard Small-Cap Growth ETF	1 month LIBOR	4/02/2020	Monthly	(159)	—
Morgan Stanley & Co.	Vanguard Small-Cap Growth ETF	Federal Fund Rate minus 1.08%	9/15/2020	Monthly	(159)	—
Bank of America Merrill Lynch	Vanguard Small-Cap Value ETF	1 month LIBOR	4/02/2020	Monthly	(1,250)	—
Morgan Stanley & Co.	Vanguard Small-Cap Value ETF	Federal Fund Rate minus 1.33%	9/15/2020	Monthly	(1,250)	—
Bank of America Merrill Lynch	Vanguard Value ETF	1 month LIBOR	4/02/2020	Monthly	(2,317)	—
Morgan Stanley & Co.	Vanguard Value ETF	Federal Fund Rate minus 0.58%	9/15/2020	Monthly	(2,317)	—
Bank of America Merrill Lynch	WisdomTree Emerging Markets Local Debt Fund	1 month LIBOR plus 0.50%	4/02/2020	Monthly	13	—
Morgan Stanley & Co.	WisdomTree Emerging Markets Local Debt Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	13	—
Bank of America Merrill Lynch	Xtrackers MSCI EAFE Hedged Equity ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	341	—
Morgan Stanley & Co.	Xtrackers MSCI EAFE Hedged Equity ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	341	—
Bank of America Merrill Lynch	Xtrackers MSCI Europe Hedged Equity ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	212	—
Morgan Stanley & Co.	Xtrackers MSCI Europe Hedged Equity ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	212	—
Bank of America Merrill Lynch	Xtrackers MSCI Japan Hedged Equity ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	454	—
Morgan Stanley & Co.	Xtrackers MSCI Japan Hedged Equity ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	454	—
Bank of America Merrill Lynch	Xtrackers USD High Yield Corporate Bond ETF	1 month LIBOR	4/02/2020	Monthly	(298)	—
Morgan Stanley & Co.	Xtrackers USD High Yield Corporate Bond ETF	Federal Fund Rate minus 1.98%	9/15/2020	Monthly	(298)	—
					$273	$—

1	Portfolio pays or receives the floating rate and receives or pays the total return of the reference entity.
2	Reflects the value at reset date as of September 30, 2019.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:
BRIC	—Brazil, Russia, India and China
DB	—Deutsche Bank
EAFE	—Europe, Australasia and Far East
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
ETN	—Exchange-Traded Note
FTSE	—Financial Times Stock Exchange
KBW	—Keefe, Bruyette & Woods
LIBOR	—London Interbank Offered Rate
MBS	—Mortgage-Backed Security
MSCI	—Morgan Stanley Capital International
SPDR	—Standard & Poor’s Depositary Receipt
USD	—United States Dollar
VIX	—CBOE Volatility Index

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Exchange-Traded Funds	$372,211,940	$—	$—	$372,211,940
Exchange-Traded Note	766,612	—	—	766,612
Exchange-Traded Vehicles	21,068,519	—	—	21,068,519
Short-Term Investments
Affiliated Investment Company	2,287,370	—	—	2,287,370
Unaffiliated Investment Company	51,765,643	—	—	51,765,643
Total Short-Term Investments	54,053,013	—	—	54,053,013
Total Investments in Securities	$448,100,084	$—	$—	$448,100,084

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Janus Henderson Balanced Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

	Principal
	Amount	Value
Long-Term Bonds 36.6% †
Asset-Backed Securities 1.1%
Automobile Asset-Backed Securities 0.5%
Credit Acceptance Auto Loan Series 2018-2A, Class B 3.94%, due 7/15/27 (a)	$387,000	$398,160
Drive Auto Receivables Trust
Series 2019-1, Class D 4.09%, due 6/15/26	175,000	181,225
Series 2017-AA, Class D 4.16%, due 5/15/24 (a)	415,000	421,689
Series 2017-1, Class E 5.17%, due 9/16/24	1,590,000	1,646,123
Series 2017-2, Class E 5.27%, due 11/15/24	1,400,000	1,451,468
OneMain Direct Auto Receivables Trust (a)
Series 2018-1A, Class C 3.85%, due 10/14/25	181,000	186,183
Series 2018-1A, Class D 4.40%, due 1/14/28	180,000	186,346
Santander Drive Auto Receivables Trust Series 2016-3, Class E 4.29%, due 2/15/24	1,868,000	1,898,636
		6,369,830
Other Asset-Backed Securities 0.6%
Applebee's Funding LLC / IHOP Funding LLC (a)
Series 2019-1A, Class A2I 4.194%, due 6/7/49	798,000	816,242
Series 2019-1A, Class A2II 4.723%, due 6/7/49	358,000	371,103
DB Master Finance LLC (a)
Series 2019-1A, Class A2I 3.787%, due 5/20/49	466,830	480,742
Series 2019-1A, Class A2II 4.021%, due 5/20/49	188,528	195,446
Series 2019-1A, Class A23 4.352%, due 5/20/49	373,065	394,125
Domino's Pizza Master Issuer LLC (a)
Series 2017-1A, Class A2II 3.082%, due 7/25/47	158,760	159,298
Series 2018-1A, Class A2I 4.116%, due 7/25/48	914,425	949,283
Series 2018-1A, Class A2II 4.328%, due 7/25/48	192,563	202,980
Jack In The Box Funding LLC (a)
Series 2019-1A, Class A2I 3.982%, due 8/25/49	991,000	1,007,748
Series 2019-1A, Class A2II 4.476%, due 8/25/49	991,000	1,017,390
Series 2019-1A, Class A23 4.97%, due 8/25/49	991,000	1,027,231
Wendy's Funding LLC (a)
Series 2018-1A, Class A2I 3.573%, due 3/15/48	298,680	303,411
Series 2018-1A, Class A2II 3.884%, due 3/15/48	89,408	91,956
		7,016,955
Total Asset-Backed Securities (Cost $13,130,982)		13,386,785

Corporate Bonds 19.4%
Aerospace & Defense 0.2%
Boeing Co.
2.25%, due 6/15/26	144,000	143,427
3.20%, due 3/1/29	1,030,000	1,081,330
3.25%, due 3/1/28	178,000	186,879
3.60%, due 5/1/34	1,195,000	1,296,022
		2,707,658
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC
3.815%, due 11/2/27	1,066,000	1,010,645
4.389%, due 1/8/26	1,500,000	1,492,730
5.113%, due 5/3/29	3,636,000	3,655,601
General Motors Co. 5.00%, due 10/1/28	949,000	1,008,175
General Motors Financial Co., Inc.
4.30%, due 7/13/25	223,000	231,600
4.35%, due 4/9/25	726,000	756,236
4.35%, due 1/17/27	437,000	449,174
		8,604,161
Banks 2.2%
Bank of America Corp. (b)
3.705%, due 4/24/28	3,414,000	3,631,060
3.97%, due 3/5/29	949,000	1,028,247
3.974%, due 2/7/30	1,140,000	1,245,808
Bank of Montreal 3.30%, due 2/5/24	1,275,000	1,326,752
CIT Bank N.A. 2.969%, due 9/27/25 (b)	684,000	683,795
Citigroup, Inc. 3.887%, due 1/10/28 (b)	4,397,000	4,709,879
Citizens Financial Group, Inc.
3.75%, due 7/1/24	264,000	272,299
4.30%, due 12/3/25	684,000	731,369
4.35%, due 8/1/25	203,000	217,138
First Republic Bank 4.625%, due 2/13/47	391,000	449,570
JPMorgan Chase & Co. (b)
3.702%, due 5/6/30	1,224,000	1,311,504
3.782%, due 2/1/28	1,422,000	1,521,370
3.96%, due 1/29/27	2,044,000	2,210,090
4.452%, due 12/5/29	3,384,000	3,825,347
Morgan Stanley
3.95%, due 4/23/27	1,401,000	1,481,895
4.35%, due 9/8/26	1,128,000	1,221,540
4.431%, due 1/23/30 (b)	2,171,000	2,438,386
		28,306,049
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, due 1/23/25	2,345,000	2,561,201
4.75%, due 1/23/29	862,000	1,001,869
Keurig Dr Pepper, Inc.
4.597%, due 5/25/28	1,145,000	1,282,227
5.085%, due 5/25/48	459,000	543,001
		5,388,298
Chemicals 0.1%
CF Industries, Inc. 4.50%, due 12/1/26 (a)	472,000	514,909
Nutrien, Ltd. 4.20%, due 4/1/29	226,000	248,941
		763,850
Commercial Services 0.8%
Global Payments, Inc.
3.20%, due 8/15/29	309,000	313,354
4.15%, due 8/15/49	233,000	245,843
IHS Markit, Ltd. (a)
4.75%, due 2/15/25	924,000	1,002,540
5.00%, due 11/1/22	119,000	126,751
PayPal Holdings, Inc.
2.40%, due 10/1/24	577,000	580,128
2.65%, due 10/1/26	1,726,000	1,737,889
2.85%, due 10/1/29	2,033,000	2,045,649
Service Corp. International 5.125%, due 6/1/29	817,000	873,169
Total System Services, Inc. 4.80%, due 4/1/26	902,000	1,002,166
UBM PLC 5.75%, due 11/3/20 (a)	1,145,000	1,180,504
Verisk Analytics, Inc. 5.50%, due 6/15/45	374,000	463,463
		9,571,456
Communications Equipment 0.0% ‡
Juniper Networks, Inc. 3.75%, due 8/15/29	536,000	538,133

Computers 0.2%
Dell International LLC (a) 5.30%, due 10/1/29	615,000	670,506
5.875%, due 6/15/21	2,142,000	2,176,272
		2,846,778
Diversified Financial Services 0.5%
CBOE Global Markets, Inc. 3.65%, due 1/12/27	1,030,000	1,095,470
GE Capital International Funding Co. 4.418%, due 11/15/35	1,194,000	1,249,543
Raymond James Financial, Inc.
4.95%, due 7/15/46	477,000	569,923
5.625%, due 4/1/24	358,000	404,014
Synchrony Financial
2.85%, due 7/25/22	146,000	147,229
3.95%, due 12/1/27	1,044,000	1,070,212
4.375%, due 3/19/24	250,000	265,282
5.15%, due 3/19/29	971,000	1,076,482
		5,878,155
Electric 1.2%
NRG Energy, Inc.
3.75%, due 6/15/24 (a)	1,258,000	1,294,495
4.45%, due 6/15/29 (a)	1,211,000	1,261,701
5.25%, due 6/15/29 (a)	488,000	524,746
5.75%, due 1/15/28 (c)	247,000	265,525
6.625%, due 1/15/27	1,343,000	1,454,939
7.25%, due 5/15/26	1,111,000	1,216,823
Oncor Electric Delivery Co. LLC (a)
2.75%, due 6/1/24	994,000	1,020,627
3.70%, due 11/15/28	797,000	877,592
3.80%, due 6/1/49	1,161,000	1,301,651
PPL WEM, Ltd. / Western Power Distribution, Ltd. 5.375%, due 5/1/21 (a)	756,000	780,116
Southern Co. 2.95%, due 7/1/23	579,000	590,932
Vistra Operations Co. LLC (a)
5.00%, due 7/31/27	1,631,000	1,679,408
5.50%, due 9/1/26	464,000	485,437
5.625%, due 2/15/27	2,506,000	2,638,943
		15,392,935
Electronics 0.3%
Trimble, Inc.
4.75%, due 12/1/24	1,434,000	1,539,142
4.90%, due 6/15/28	2,222,000	2,410,834
		3,949,976
Food 1.1%
Campbell Soup Co.
3.95%, due 3/15/25	594,000	629,719
4.15%, due 3/15/28	896,000	964,795
4.80%, due 3/15/48 (c)	979,000	1,098,431
General Mills, Inc. 4.20%, due 4/17/28	1,284,000	1,429,644
JBS USA LLC / JBS USA Finance, Inc. 5.875%, due 7/15/24 (a)	287,000	295,624
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 6.50%, due 4/15/29 (a)	225,000	249,746
JBS USA LUX S.A. / JBS USA Finance, Inc. (a)
5.75%, due 6/15/25	516,000	537,579
6.75%, due 2/15/28	159,000	176,093
Kraft Heinz Food Co.
3.00%, due 6/1/26	2,139,000	2,116,296
3.75%, due 4/1/30 (a)	591,000	596,518
4.375%, due 6/1/46	906,000	864,994
4.625%, due 1/30/29	403,000	435,938
4.625%, due 10/1/39 (a)	301,000	302,561
4.875%, due 10/1/49 (a)	602,000	607,869
5.00%, due 6/4/42	339,000	349,501
Mars, Inc. (a)
2.70%, due 4/1/25	468,000	480,208
3.20%, due 4/1/30	570,000	603,007
3.95%, due 4/1/49	764,000	870,864
4.20%, due 4/1/59	488,000	562,932
Mondelez International Holdings Netherlands B.V. 2.25%, due 9/19/24 (a)	1,028,000	1,023,038
Sysco Corp. 2.50%, due 7/15/21 (c)	203,000	204,277
		14,399,634
Forest Products & Paper 0.1%
Georgia-Pacific LLC 3.163%, due 11/15/21 (a)	1,387,000	1,409,974

Gas 0.1%
AmeriGas Partners, L.P. / AmeriGas Finance Corp.
5.50%, due 5/20/25	1,619,000	1,738,401
5.625%, due 5/20/24	43,000	46,037
		1,784,438
Health Care - Products 0.1%
Boston Scientific Corp.
3.75%, due 3/1/26	560,000	598,445
4.00%, due 3/1/29	291,000	321,645
4.70%, due 3/1/49	467,000	569,482
		1,489,572
Health Care - Services 0.7%
Centene Corp.
4.75%, due 5/15/22	64,000	65,293
5.375%, due 6/1/26 (a)	1,748,000	1,828,845
6.125%, due 2/15/24	458,000	476,411
HCA, Inc.
4.125%, due 6/15/29	2,868,000	3,007,630
4.50%, due 2/15/27	1,183,000	1,268,392
5.125%, due 6/15/39	509,000	555,156
5.25%, due 6/15/49	741,000	808,315
Humana Inc. 3.125%, due 8/15/29	239,000	238,777
		8,248,819
Home Builders 0.1%
MDC Holdings, Inc. 5.50%, due 1/15/24	708,000	775,260

Housewares 0.2%
Newell Brands, Inc.
4.20%, due 4/1/26	1,301,000	1,361,155
5.375%, due 4/1/36	1,486,000	1,584,526
		2,945,681
Insurance 0.1%
Brown & Brown, Inc. 4.50%, due 3/15/29	574,000	625,205

Internet 0.1%
Netflix, Inc.
4.375%, due 11/15/26	673,000	681,783
5.375%, due 11/15/29 (a)	591,000	616,117
5.875%, due 11/15/28	133,000	144,478
		1,442,378
Iron & Steel 0.2%
Allegheny Technologies, Inc. 5.95%, due 1/15/21	912,000	931,950
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	719,000	759,557
Steel Dynamics, Inc. 5.50%, due 10/1/24	1,166,000	1,196,666
		2,888,173
Lodging 0.1%
MGM Resorts International
6.625%, due 12/15/21	507,000	549,259
7.75%, due 3/15/22	182,000	203,614
		752,873
Machinery - Diversified 0.0% ‡
Wabtec Corp. 3.45%, due 11/15/26	273,000	275,901

Media 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.05%, due 3/30/29	4,155,000	4,648,496
5.375%, due 5/1/47	205,000	223,361
5.75%, due 4/1/48	892,000	1,016,874
6.484%, due 10/23/45	256,000	311,508
Comcast Corp.
3.15%, due 3/1/26	584,000	611,497
4.15%, due 10/15/28	660,000	740,339
4.25%, due 10/15/30	749,000	851,982
4.60%, due 10/15/38	406,000	485,008
4.95%, due 10/15/58	475,000	603,704
CSC Holdings LLC (a)
5.75%, due 1/15/30	1,415,000	1,478,845
6.50%, due 2/1/29	1,238,000	1,376,006
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, due 8/15/26 (a)	958,000	993,925
Fox Corp. 4.03%, due 1/25/24 (a)	429,000	456,143
Sirius XM Radio, Inc. 5.50%, due 7/1/29 (a)	977,000	1,042,947
Viacom, Inc. 5.85%, due 9/1/43	909,000	1,114,924
		15,955,559
Metal Fabricate & Hardware 0.1%
Novelis Corp. 5.875%, due 9/30/26 (a)	1,762,000	1,847,809

Metals & Mining 0.2%
Freeport-McMoRan, Inc.
5.00%, due 9/1/27	838,000	833,902
5.25%, due 9/1/29	791,000	788,528
Hudbay Minerals, Inc. 7.25%, due 1/15/23 (a)	1,248,000	1,288,560
		2,910,990
Mining 0.3%
Constellium N.V. 5.75%, due 5/15/24 (a)	1,162,000	1,193,955
Freeport-McMoRan, Inc.
3.55%, due 3/1/22	1,441,000	1,444,602
3.875%, due 3/15/23	1,347,000	1,357,103
		3,995,660
Miscellaneous - Manufacturing 0.2%
General Electric Co. 5.00%, due 1/21/21 (b)(d)	2,384,000	2,251,950

Oil & Gas 0.8%
Cenovus Energy, Inc. 4.25%, due 4/15/27	401,000	416,912
Continental Resources, Inc.
4.50%, due 4/15/23	1,219,000	1,265,514
5.00%, due 9/15/22	1,009,000	1,017,852
Exxon Mobil Corp.
2.44%, due 8/16/29	1,580,000	1,590,113
3.095%, due 8/16/49	1,615,000	1,621,396
Hess Corp. 4.30%, due 4/1/27	2,495,000	2,607,517
HollyFrontier Corp. 5.875%, due 4/1/26	996,000	1,115,916
Petroleos Mexicanos (a)
6.84%, due 1/23/30	252,000	261,047
7.69%, due 1/23/50	231,000	240,817
		10,137,084
Packaging & Containers 0.3%
Ball Corp. 4.375%, due 12/15/20	641,000	654,147
WRKCo, Inc.
3.375%, due 9/15/27	80,000	81,381
3.75%, due 3/15/25	73,000	76,845
4.00%, due 3/15/28	270,000	287,558
4.65%, due 3/15/26	448,000	491,814
4.90%, due 3/15/29	1,885,000	2,136,434
		3,728,179
Pharmaceuticals 1.0%
Allergan Finance LLC 3.25%, due 10/1/22	721,000	736,408
Allergan Funding SCS
3.45%, due 3/15/22	1,331,000	1,363,984
3.80%, due 3/15/25	857,000	897,389
Allergan, Inc. 2.80%, due 3/15/23	57,000	57,520
Bausch Health Cos., Inc. 7.00%, due 3/15/24 (a)	923,000	970,036
Bristol-Myers Squibb Co. (a)
3.40%, due 7/26/29	513,000	547,946
4.125%, due 6/15/39	370,000	419,292
4.25%, due 10/26/49	636,000	738,475
Cigna Corp.
3.40%, due 9/17/21	186,000	190,179
3.75%, due 7/15/23	758,000	793,760
Elanco Animal Health, Inc.
4.272%, due 8/28/23	450,000	472,401
4.90%, due 8/28/28	420,000	458,497
Eli Lilly & Co. 3.375%, due 3/15/29	2,426,000	2,629,055
GlaxoSmithKline Capital PLC 3.375%, due 6/1/29	1,375,000	1,475,351
Mylan, Inc. 4.55%, due 4/15/28	392,000	416,060
		12,166,353
Pipelines 1.2%
Cheniere Energy Partners, L.P. 5.625%, due 10/1/26	655,000	695,053
Energy Transfer Operating, L.P.
4.25%, due 3/15/23	600,000	626,858
4.95%, due 6/15/28	116,000	127,486
5.50%, due 6/1/27	401,000	453,649
5.875%, due 1/15/24	541,000	601,407
6.00%, due 6/15/48	1,025,000	1,210,982
6.125%, due 12/15/45	2,069,000	2,427,331
EnLink Midstream Partners, L.P. 4.15%, due 6/1/25	840,000	779,100
EQM Midstream Partners, L.P. 5.50%, due 7/15/28	1,197,000	1,197,141
Kinder Morgan Energy Partners, L.P. 5.00%, due 10/1/21	456,000	476,922
Kinder Morgan, Inc.
4.30%, due 3/1/28	280,000	303,663
5.20%, due 3/1/48	76,000	87,577
5.55%, due 6/1/45	268,000	315,895
6.50%, due 9/15/20 (c)	59,000	61,318
NGPL PipeCo LLC (a)
4.375%, due 8/15/22	747,000	774,344
4.875%, due 8/15/27	1,181,000	1,265,920
Nustar Logistics, L.P. 5.625%, due 4/28/27	571,000	603,119
Plains All American Pipeline, L.P. / PAA Finance Corp. 4.65%, due 10/15/25	1,312,000	1,402,431
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. (a)
4.75%, due 10/1/23	986,000	986,000
5.50%, due 9/15/24	369,000	367,155
		14,763,351
Real Estate 0.2%
Crown Castle International Corp. 3.10%, due 11/15/29	1,400,000	1,404,420
Jones Lang LaSalle, Inc. 4.40%, due 11/15/22	903,000	939,662
		2,344,082
Real Estate Investment Trusts 0.6%
Crown Castle International Corp.
3.65%, due 9/1/27	548,000	580,224
4.30%, due 2/15/29	636,000	702,176
5.20%, due 2/15/49	1,338,000	1,652,852
GLP Capital, L.P. / GLP Financing II, Inc.
3.35%, due 9/1/24	187,000	188,066
4.00%, due 1/15/30	1,262,000	1,268,272
5.25%, due 6/1/25	361,000	397,652
5.375%, due 4/15/26	420,000	461,941
Reckson Operating Partnership, L.P. 7.75%, due 3/15/20	1,335,000	1,366,099
Ventas Realty, L.P. 3.50%, due 4/15/24	1,150,000	1,204,507
		7,821,789
Retail 0.9%
AutoZone, Inc. 3.75%, due 4/18/29	984,000	1,055,082
CVS Health Corp.
3.00%, due 8/15/26	135,000	135,669
3.25%, due 8/15/29	229,000	230,051
4.10%, due 3/25/25	1,369,000	1,462,728
4.30%, due 3/25/28	491,000	530,936
4.75%, due 12/1/22	388,000	413,826
5.05%, due 3/25/48	2,200,000	2,496,843
Lowe's Cos., Inc. 3.65%, due 4/5/29	772,000	825,444
McDonald's Corp.
2.625%, due 9/1/29	1,192,000	1,186,590
3.625%, due 9/1/49	607,000	613,560
O'Reilly Automotive, Inc.
3.60%, due 9/1/27	25,000	26,605
3.90%, due 6/1/29	1,129,000	1,234,443
4.35%, due 6/1/28	192,000	214,559
Starbucks Corp. 4.45%, due 8/15/49	740,000	857,408
		11,283,744
Road & Rail 0.4%
Wabtec Corp. (e)
4.40%, due 3/15/24	1,014,000	1,079,938
4.95%, due 9/15/28	4,091,000	4,511,071
		5,591,009
Semiconductors 0.7%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, due 1/15/27	552,000	554,329
Broadcom, Inc. (a)
4.25%, due 4/15/26	734,000	758,154
4.75%, due 4/15/29	988,000	1,044,486
Entegris, Inc. 4.625%, due 2/10/26 (a)	641,000	663,435
Lam Research Corp. 4.00%, due 3/15/29	208,000	229,811
Marvell Technology Group, Ltd.
4.20%, due 6/22/23	440,000	461,177
4.875%, due 6/22/28	1,647,000	1,829,180
Micron Technology, Inc.
4.975%, due 2/6/26	471,000	507,355
5.327%, due 2/6/29	1,204,000	1,322,313
5.50%, due 2/1/25	361,000	370,984
Qorvo, Inc.
4.375%, due 10/15/29 (a)	402,000	404,764
5.50%, due 7/15/26	799,000	843,944
		8,989,932
Shipbuilding 0.2%
Huntington Ingalls Industries, Inc. 5.00%, due 11/15/25 (a)	1,782,000	1,866,645

Software 0.1%
Fidelity National Information Services, Inc.
3.75%, due 5/21/29	341,000	369,912
5.00%, due 10/15/25	472,000	536,358
IQVIA, Inc. 5.00%, due 5/15/27 (a)	646,000	676,685
		1,582,955
Telecommunications 1.4%
AT&T, Inc.
3.60%, due 7/15/25	448,000	471,598
4.35%, due 3/1/29	4,593,000	5,072,916
4.50%, due 3/9/48	640,000	688,404
4.75%, due 5/15/46	818,000	907,134
4.85%, due 3/1/39	581,000	658,759
5.15%, due 11/15/46	468,000	540,767
5.25%, due 3/1/37	296,000	348,367
CenturyLink, Inc.
5.80%, due 3/15/22	419,000	441,521
6.45%, due 6/15/21	752,000	789,600
CommScope, Inc. (a)
5.50%, due 3/1/24	459,000	472,196
6.00%, due 3/1/26	1,006,000	1,041,009
T-Mobile USA, Inc. 6.375%, due 3/1/25	1,472,000	1,524,933
Verizon Communications, Inc.
2.625%, due 8/15/26	613,000	621,041
3.875%, due 2/8/29	379,000	415,901
4.329%, due 9/21/28	2,326,000	2,637,156
4.522%, due 9/15/48	281,000	332,247
4.862%, due 8/21/46	381,000	465,347
5.012%, due 8/21/54	571,000	718,678
		18,147,574
Total Corporate Bonds (Cost $232,086,216)		246,370,022

Mortgage-Backed Securities 1.6%
Agency Collateral (Collateralized Mortgage Obligation) 0.1%
Fannie Mae (Collateralized Mortgage Obligations) Series 2018-27, Class EA 3.00%, due 5/25/48	1,211,343	1,245,389

Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
Banc of America Merrill Lynch Large Loan, Inc. Series 2018-DSNY, Class A 2.878% (1 Month LIBOR + 0.85%), due 9/15/34 (a)(f)	566,000	564,579
Barclays Commercial Mortgage Securities LLC (a)
Series 2018-TALL, Class A 2.75% (1 Month LIBOR + 0.722%), due 3/15/37 (f)	1,457,000	1,453,376
Series 2015-SRCH, Class A2 4.197%, due 8/10/35	875,000	984,069
BX Commercial Mortgage Trust Series 2018-IND, Class A 2.778% (1 Month LIBOR + 0.75%), due 11/15/35 (a)(f)	1,342,827	1,342,825
BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (a)	396,000	423,833
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class AJ 6.286%, due 5/15/46 (g)	46,393	46,790
Wells Fargo Mortgage Backed Securities Trust Series 2018-1, Class A17 3.50%, due 7/25/47 (a)(h)	195,872	197,969
		5,013,441
Whole Loan (Collateralized Mortgage Obligations) 1.1%
Angel Oak Mortgage Trust Series 2018-2, Class A1 3.674%, due 7/27/48 (a)(h)	181,463	183,139
Arroyo Mortgage Trust Series 2018-1, Class A1 3.763%, due 4/25/48 (a)(h)	331,685	337,697
Chase Mortgage Finance Corporation Series 2019-ATR2, Class A11 2.918% (1 Month LIBOR + 0.90%), due 7/25/49 (a)(f)	217,377	218,234
Fannie Mae Connecticut Avenue Securities (Mortgage Pass-Through Securities) (f)
Series 2018-C01, Class 1M1 2.618% (1 Month LIBOR + 0.60%), due 7/25/30	249,960	249,861
Series 2018-C05, Class 1M1 2.738% (1 Month LIBOR + 0.72%), due 1/25/31	45,281	45,298
Series 2017-C06, Class 1M1 2.768% (1 Month LIBOR + 0.75%), due 2/25/30	54,838	54,840
Series 2017-C06, Class 2M1 2.768% (1 Month LIBOR + 0.75%), due 2/25/30	31,648	31,649
Series 2017-C03, Class 1M1 2.968% (1 Month LIBOR + 0.95%), due 10/25/29	64,956	65,059
Series 2017-C02, Class 2M1 3.168% (1 Month LIBOR + 1.15%), due 9/25/29	75,163	75,280
Series 2018-C06, Class 1M2 4.018% (1 Month LIBOR + 2.00%), due 3/25/31	957,732	961,218
Series 2019-R05, Class 1M2 4.018% (1 Month LIBOR + 2.00%), due 7/25/39 (a)	163,289	163,682
Series 2019-R04, Class 2M2 4.118% (1 Month LIBOR + 2.10%), due 6/25/39 (a)	313,000	314,151
Series 2019-R03, Class 1M2 4.168% (1 Month LIBOR + 2.15%), due 9/25/31 (a)	829,163	833,123
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes (f)
Series 2017-DNA1, Class M1 3.218% (1 Month LIBOR + 1.20%), due 7/25/29	200,127	200,577
Series 2018-DNA1, Class M2 3.818% (1 Month LIBOR + 1.80%), due 7/25/30	558,770	558,769
Federal National Mortgage Association Series 2014-C03, Class 1M2 5.018% (1 Month LIBOR + 3.00%), due 7/25/24 (f)	643,881	676,033
JP Morgan Mortgage Trust (a)(f)
Series 2019-5, Class A11 2.918% (1 Month LIBOR + 0.90%), due 11/25/49	160,643	160,864
Series 2019-LTV2, Class A11 2.918% (1 Month LIBOR + 0.90%), due 12/25/49	591,357	590,630
Series 2019-6, Class A11 2.918% (1 Month LIBOR + 0.90%), due 12/25/49	387,233	388,285
Series 2019-7, Class A11 2.925% (1 Month LIBOR + 0.90%), due 2/25/50	418,000	418,000
Mello Warehouse Securitization Trust Series 2018-W1, Class A 2.868% (1 Month LIBOR + 0.85%), due 11/25/51 (a)(f)	1,968,000	1,968,895
New Residential Mortgage Loan Trust Series 2018-2A, Class A1 4.50%, due 2/25/58 (a)(h)	390,093	407,889
Sequoia Mortgage Trust Series 2018-7, Class A19 4.00%, due 9/25/48 (a)(h)	208,235	210,927
Station Place Securitization Trust
Series 2019-WL1, Class D 3.218% (1 Month LIBOR + 1.20%), due 8/25/52 (a)(f)	150,000	150,123
Series 2019-4, Class A 3.381%, due 6/24/20	1,862,000	1,863,355
Series 2019-WL1, Class E 3.418% (1 Month LIBOR + 1.40%), due 8/25/52 (a)(f)	298,000	298,245
Series 2020-1 3.45%, due 10/24/20 (i)	2,000,000	2,000,000
Towd Point Asset Funding LLC Series 2019-HE1, Class A1 2.918% (1 Month LIBOR + 0.90%), due 4/25/48 (a)(f)	523,156	523,213
		13,949,036
Total Mortgage-Backed Securities (Cost $20,043,483)		20,207,866

U.S. Government & Federal Agencies 14.5%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.4%
2.50%, due 11/1/31	106,162	107,476
2.50%, due 12/1/31	126,538	128,104
2.50%, due 12/1/33	3,393,087	3,425,974
3.00%, due 2/1/31	412,770	424,132
3.00%, due 1/1/45	347,428	356,242
3.00%, due 10/1/46	1,301,603	1,333,960
3.00%, due 12/1/46	2,201,202	2,255,905
3.00%, due 8/1/47	6,609,101	6,785,260
3.00%, due 8/1/49	398,015	407,531
3.00%, due 9/1/49	128,893	131,001
3.00%, due 10/1/49	269,811	274,023
3.50%, due 2/1/43	365,771	383,508
3.50%, due 2/1/44	424,275	444,829
3.50%, due 12/1/44	919,273	965,778
3.50%, due 7/1/46	1,398,829	1,475,572
3.50%, due 10/1/46	1,910,242	1,992,207
3.50%, due 2/1/47	1,168,263	1,218,311
3.50%, due 9/1/47	1,926,209	1,992,146
3.50%, due 11/1/47	634,871	665,015
3.50%, due 12/1/47	2,533,830	2,666,211
3.50%, due 2/1/48	989,429	1,033,194
3.50%, due 3/1/48	1,591,096	1,670,722
3.50%, due 4/1/48	104,980	109,658
3.50%, due 8/1/48	1,154,717	1,206,256
3.50%, due 11/1/48	1,474,735	1,540,535
3.50%, due 7/1/49	1,845,023	1,907,532
3.50%, due 8/1/49	371,043	383,536
3.50%, due 9/1/49	668,053	689,847
4.00%, due 5/1/46	237,281	250,521
4.00%, due 3/1/47	74,253	78,394
4.00%, due 3/1/48	328,434	345,786
4.00%, due 4/1/48	611,457	642,191
4.00%, due 5/1/48	1,544,057	1,612,117
4.00%, due 6/1/48	395,000	411,643
4.00%, due 8/1/48	8,552,577	8,933,928
4.00%, due 1/1/49	362,761	390,395
4.50%, due 5/1/38	817,718	867,057
4.50%, due 7/1/38	628,830	667,407
4.50%, due 9/1/38	400,338	424,503
4.50%, due 5/1/44	908,418	980,703
4.50%, due 3/1/48	799,328	844,210
4.50%, due 8/1/48	351,116	370,702
4.50%, due 9/1/48	1,464,666	1,548,292
4.50%, due 12/1/48	493,147	530,884
5.00%, due 9/1/48	99,189	106,584
6.00%, due 4/1/40	736,065	853,281
		55,833,063
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.6%
3.00%, due 8/1/33 TBA (j)	2,024,000	2,068,907
3.00%, due 2/1/43	32,475	33,442
3.00%, due 5/1/43	124,242	127,959
3.00%, due 10/1/45	77,721	79,243
3.00%, due 1/1/46	6,384	6,539
3.00%, due 3/1/46	324,752	332,602
3.00%, due 11/1/46	302,839	310,272
3.00%, due 2/1/47	255,341	263,168
3.00%, due 3/1/47	948,059	972,840
3.00%, due 8/1/49	302,595	310,639
3.00%, due 10/1/49	2,657,127	2,697,638
3.00%, due 2/1/57	1,058,992	1,082,769
3.50%, due 10/1/42	400,375	414,444
3.50%, due 12/1/42	916,046	959,886
3.50%, due 2/1/43	1,341,995	1,406,224
3.50%, due 4/1/43	968,813	1,015,182
3.50%, due 11/1/43	463,224	485,393
3.50%, due 4/1/44	575,906	607,419
3.50%, due 2/1/45	1,293,919	1,355,848
3.50%, due 12/1/45	295,168	312,393
3.50%, due 5/1/46	180,626	188,254
3.50%, due 7/1/46	930,061	976,933
3.50%, due 8/1/46	3,608,204	3,760,916
3.50%, due 12/1/46	92,521	96,441
3.50%, due 8/1/47	639,173	667,024
3.50%, due 12/1/47	953,975	996,955
3.50%, due 1/1/48	860,066	898,706
3.50%, due 3/1/48	287,297	301,448
3.50%, due 4/1/48	1,408,188	1,476,459
3.50%, due 11/1/48	1,127,005	1,194,905
3.50%, due 1/1/49	256,314	266,976
3.50%, due 8/1/56	1,748,419	1,840,300
3.50%, due 2/1/57	1,912,206	2,012,692
4.00%, due 10/1/46	30,801	32,520
4.00%, due 5/1/47	201,150	211,188
4.00%, due 6/1/47	248,701	261,042
4.00%, due 7/1/47	240,766	252,728
4.00%, due 8/1/47	1,531,921	1,611,521
4.00%, due 9/1/47	1,152,666	1,239,033
4.00%, due 10/1/47	885,493	928,764
4.00%, due 11/1/47	954,673	1,004,061
4.00%, due 1/1/48	4,010,747	4,220,476
4.00%, due 3/1/48	624,581	660,165
4.00%, due 4/1/48	281,553	302,158
4.00%, due 5/1/48	1,326,499	1,385,556
4.00%, due 6/1/48	552,836	576,255
4.00%, due 9/1/48 TBA (j)	13,021,746	13,511,587
4.00%, due 10/1/48	68,619	72,399
4.00%, due 2/1/49	499,791	519,519
4.00%, due 5/1/49	1,683,134	1,795,970
4.00%, due 9/1/49	1,802,000	1,924,197
4.50%, due 11/1/38	558,294	591,960
4.50%, due 11/1/42	128,653	139,707
4.50%, due 10/1/44	353,057	387,928
4.50%, due 3/1/45	553,453	608,097
4.50%, due 6/1/45	293,151	316,180
4.50%, due 2/1/46	746,641	808,059
4.50%, due 5/1/47	557,067	599,471
4.50%, due 6/1/47	426,597	457,295
4.50%, due 7/1/47	743,150	793,633
4.50%, due 8/1/47	392,164	417,841
4.50%, due 9/1/47	1,097,812	1,170,805
4.50%, due 10/1/47	74,396	79,174
4.50%, due 11/1/47	235,380	249,760
4.50%, due 3/1/48	932,791	990,937
4.50%, due 4/1/48	329,075	352,345
4.50%, due 5/1/48	496,941	529,077
4.50%, due 6/1/48	267,795	283,652
4.50%, due 8/1/48	475,337	501,217
4.50%, due 10/1/48 TBA (j)	1,165,000	1,226,692
5.00%, due 7/1/44	519,165	568,520
6.00%, due 2/1/37	41,212	47,743
		71,150,048
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.1%
3.50%, due 5/20/49	1,255,038	1,283,081
3.50%, due 6/20/49	531,382	543,286
4.00%, due 1/15/45	1,100,472	1,184,604
4.00%, due 7/15/47	1,157,017	1,232,532
4.00%, due 8/15/47	204,753	215,187
4.00%, due 8/20/47	200,460	210,677
4.00%, due 11/15/47	260,423	274,536
4.00%, due 12/15/47	353,313	372,424
4.50%, due 8/15/46	1,151,315	1,261,791
4.50%, due 5/20/48	930,419	985,278
4.50%, due 7/1/48 TBA (j)	1,236,000	1,291,603
5.00%, due 7/1/48 TBA (j)	5,079,506	5,355,307
		14,210,306
United States Treasury Bonds 0.3%
2.875%, due 5/15/49	2,723,000	3,175,805

United States Treasury Notes 3.1%
1.375%, due 8/31/26	384,000	377,835
1.625%, due 2/15/26	1,352,000	1,352,528
1.625%, due 8/15/29	2,048,000	2,038,560
1.75%, due 6/30/24	2,358,000	2,377,988
1.75%, due 7/31/24	4,293,000	4,330,899
2.00%, due 5/31/24	7,319,100	7,465,196
2.25%, due 8/15/49	12,640,000	12,999,944
2.375%, due 5/15/29	8,265,200	8,777,255
		39,720,205
Total U.S. Government & Federal Agencies (Cost $182,259,407)		184,089,427
Total Long-Term Bonds (Cost $447,520,088)		464,054,100

	Shares
Common Stocks 62.9%
Aerospace & Defense 3.6%
Boeing Co.	73,191	27,846,980
General Dynamics Corp.	98,112	17,928,006
		45,774,986
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	50,881	6,096,561

Airlines 0.6%
Delta Air Lines, Inc.	138,174	7,958,822

Automobiles 0.5%
General Motors Co.	162,320	6,083,754

Banks 2.6%
Bank of America Corp.	302,601	8,826,871
U.S. Bancorp	440,344	24,368,637
		33,195,508
Capital Markets 3.3%
Blackstone Group, Inc., Class A	209,400	10,227,096
CME Group, Inc.	61,420	12,980,503
Morgan Stanley	188,470	8,042,015
TD Ameritrade Holding Corp.	214,328	10,009,117
		41,258,731
Chemicals 1.3%
LyondellBasell Industries N.V., Class A	187,014	16,732,143

Consumer Finance 1.5%
American Express Co.	65,087	7,698,490
Synchrony Financial	349,808	11,924,955
		19,623,445
Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.	251,846	7,182,648

Entertainment 0.9%
Walt Disney Co.	85,538	11,147,312

Equity Real Estate Investment Trusts 1.4%
Crown Castle International Corp.	56,687	7,880,060
MGM Growth Properties LLC, Class A	165,861	4,984,123
OUTFRONT Media, Inc.	152,500	4,236,450
		17,100,633
Food & Staples Retailing 3.5%
Costco Wholesale Corp.	89,388	25,753,577
Kroger Co.	137,223	3,537,609
Sysco Corp.	186,824	14,833,825
		44,125,011
Food Products 0.7%
Hershey Co.	58,652	9,090,474

Health Care Equipment & Supplies 0.9%
Abbott Laboratories	22,252	1,861,825
Medtronic PLC	93,152	10,118,170
		11,979,995
Health Care Providers & Services 1.5%
UnitedHealth Group, Inc.	88,770	19,291,496

Hotels, Restaurants & Leisure 3.5%
Hilton Worldwide Holdings, Inc.	102,558	9,549,176
McDonald's Corp.	122,699	26,344,702
Norwegian Cruise Line Holdings, Ltd. (k)	123,868	6,412,646
Six Flags Entertainment Corp.	31,937	1,622,080
		43,928,604
Household Products 0.4%
Clorox Co.	36,555	5,551,608

Industrial Conglomerates 0.6%
Honeywell International, Inc.	47,895	8,103,834

Insurance 1.0%
Progressive Corp.	159,410	12,314,423

Interactive Media & Services 2.4%
Alphabet, Inc., Class C (k)	24,717	30,130,023

Internet & Direct Marketing Retail 0.8%
Amazon.com, Inc. (k)	5,892	10,227,982

IT Services 4.4%
Accenture PLC, Class A	90,967	17,497,502
Mastercard, Inc.	139,547	37,896,779
		55,394,281
Leisure Products 0.7%
Hasbro, Inc.	71,748	8,515,770

Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.	25,681	7,480,105

Machinery 1.4%
Deere & Co.	51,474	8,682,634
Parker-Hannifin Corp.	22,645	4,089,914
Stanley Black & Decker, Inc.	37,142	5,363,676
		18,136,224
Media 1.6%
Comcast Corp., Class A	435,866	19,648,839

Oil, Gas & Consumable Fuels 1.1%
EOG Resources, Inc.	61,181	4,540,854
Suncor Energy, Inc.	291,338	9,195,328
		13,736,182
Personal Products 0.5%
Estee Lauder Cos., Inc., Class A	30,962	6,159,890

Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	228,199	11,571,971
Eli Lilly & Co.	106,243	11,881,155
Merck & Co., Inc.	231,522	19,489,522
		42,942,648
Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A (k)	118,800	6,297,588

Road & Rail 1.3%
CSX Corp.	243,211	16,847,226

Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	250,400	12,903,112
Lam Research Corp.	49,823	11,514,593
NVIDIA Corp.	34,908	6,076,436
Texas Instruments, Inc.	88,546	11,443,685
		41,937,826
Software 5.8%
Adobe, Inc. (k)	62,133	17,164,241
Microsoft Corp.	363,210	50,497,087
salesforce.com, Inc. (k)	38,337	5,690,744
		73,352,072
Specialty Retail 1.9%
Home Depot, Inc.	103,702	24,060,938

Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	119,400	26,742,018

Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc., Class B	124,999	11,739,906

Tobacco 1.3%
Altria Group, Inc.	397,322	16,250,470
Total Common Stocks (Cost $567,745,217)		796,139,976

Convertible Preferred Stock 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc.	1,409	1,444,769
Total Convertible Preferred Stock (Cost $1,409,000)		1,444,769

Short-Term Investments 1.9%
Affiliated Investment Company 1.8%
MainStay U.S. Government Liquidity Fund, 1.81% (l)	22,874,026	22,874,026

Unaffiliated Investment Company 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (l)(m)	1,203,400	1,203,400
Total Short-Term Investments (Cost $24,077,426)		24,077,426
Total Investments (Cost $1,040,751,731)	101.5%	1,285,716,271
Other Assets, Less Liabilities	(1.5)	(19,460,167)
Net Assets	100.0%	$1,266,256,104

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2019.
(c)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $1,178,788. The Portfolio received cash collateral with a value of $1,203,400.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Step coupon - Rate shown was the rate in effect as of September 30, 2019.
(f)	Floating rate - Rate shown was the rate in effect as of September 30, 2019.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2019.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, the total market value of fair valued security was $2,000,000, which represented 0.2% of the Portfolio's net assets.
(j)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2019, the total net market value of these securities was $23,454,096, which represented 1.9% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(k)	Non-income producing security.
(l)	Current yield as of September 30, 2019.
(m)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

LIBOR	—	London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$13,386,785	$—	$13,386,785
Corporate Bonds	—	246,370,022	—	246,370,022
Mortgage-Backed Securities	—	20,207,866	—	20,207,866
U.S. Government & Federal Agencies	—	184,089,427	—	184,089,427
Total Long-Term Bonds	—	464,054,100	—	464,054,100
Common Stocks	796,139,976	—	—	796,139,976
Convertible Preferred Stocks	1,444,769	—	—	1,444,769
Short-Term Investments
Affiliated Investment Company	22,874,026	—	—	22,874,026
Unaffiliated Investment Company	1,203,400	—	—	1,203,400
Total Short-Term Investments	24,077,426	—	—	24,077,426
Total Investments in Securities	$821,662,171	$464,054,100	$—	$1,285,716,271

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks 99.2% †
Aerospace & Defense 3.8%
Boeing Co.	73,650	$28,021,615
Northrop Grumman Corp.	43,800	16,415,802
		44,437,417
Automobiles 1.8%
Ferrari N.V. (a)	135,500	20,879,195

Biotechnology 1.3%
Exact Sciences Corp. (b)	161,800	14,621,866

Capital Markets 1.7%
Moody's Corp.	94,940	19,446,560

Chemicals 2.3%
Linde PLC	60,800	11,778,176
Sherwin-Williams Co.	27,170	14,939,968
		26,718,144
Entertainment 1.0%
Walt Disney Co.	85,800	11,181,456

Equity Real Estate Investment Trusts 1.4%
Equinix, Inc.	28,500	16,438,800

Food & Staples Retailing 0.9%
Costco Wholesale Corp.	37,250	10,732,098

Health Care Equipment & Supplies 4.6%
Abbott Laboratories	222,200	18,591,474
Intuitive Surgical, Inc. (b)	29,380	15,863,143
Stryker Corp.	88,200	19,077,660
		53,532,277
Health Care Providers & Services 1.5%
UnitedHealth Group, Inc.	78,210	16,996,597

Health Care Technology 1.1%
Veeva Systems, Inc., Class A (b)	83,050	12,680,905

Interactive Media & Services 10.0%
Alphabet, Inc. (b)
Class A	26,455	32,305,259
Class C	26,849	32,728,931
Facebook, Inc., Class A (b)	283,200	50,432,256
		115,466,446
Internet & Direct Marketing Retail 8.7%
Alibaba Group Holding, Ltd., Sponsored ADR (b)	83,250	13,921,897
Amazon.com, Inc. (b)	43,035	74,704,887
MercadoLibre, Inc. (b)	20,550	11,327,777
		99,954,561
IT Services 16.0%
Automatic Data Processing, Inc.	111,500	17,998,330
Fiserv, Inc. (b)	221,600	22,955,544
GoDaddy, Inc., Class A (b)	246,800	16,283,864
Mastercard, Inc., Class A	143,850	39,065,344
Pagseguro Digital, Ltd., Class A (b)	232,900	10,785,599
PayPal Holdings, Inc. (b)	232,050	24,038,060
Visa, Inc., Class A	314,700	54,131,547
		185,258,288
Leisure Products 0.2%
Peloton Interactive, Inc., Class AClass A (a)(b)	86,200	2,163,620

Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	58,000	16,893,660

Machinery 0.9%
Fortive Corp.	146,200	10,023,472
Pharmaceuticals 3.8%
AstraZeneca PLC, Sponsored ADR	417,500	18,607,975
Zoetis, Inc.	205,550	25,609,475
		44,217,450
Professional Services 1.4%
CoStar Group, Inc. (b)	27,555	16,345,626

Road & Rail 1.0%
Union Pacific Corp.	69,750	11,298,105

Semiconductors & Semiconductor Equipment 4.4%
Microchip Technology, Inc.	158,540	14,729,951
NVIDIA Corp.	79,000	13,751,530
Texas Instruments, Inc.	98,650	12,749,526
Xilinx, Inc.	104,250	9,997,575
		51,228,582
Software 17.6%
Adobe, Inc. (b)	117,950	32,583,687
Intuit, Inc.	93,800	24,945,172
Microsoft Corp.	629,800	87,561,094
salesforce.com, Inc. (b)	295,850	43,915,974
Workday, Inc., Class A (b)	79,850	13,571,306
		202,577,233
Specialty Retail 3.6%
Five Below, Inc. (b)	107,500	13,555,750
Lowe's Cos., Inc.	256,000	28,149,760
		41,705,510
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	235,900	52,834,523

Textiles, Apparel & Luxury Goods 4.1%
NIKE, Inc., Class B	348,150	32,698,248
VF Corp.	165,450	14,723,395
		47,421,643
Total Common Stocks (Cost $885,391,296)		1,145,054,034

Short-Term Investments 1.6%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 1.81% (c)	9,877,277	9,877,277

Unaffiliated Investment Company 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.32% (c)(d)	7,763,640	7,763,640

Total Short-Term Investments (Cost $17,640,917)		17,640,917
Total Investments (Cost $903,032,213)	100.8%	1,162,694,951
Other Assets, Less Liabilities	(0.8)	(8,715,297)
Net Assets	100.0%	$1,153,979,654

†	Percentages indicated are based on Portfolio net assets.
(a)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $7,674,377. The Portfolio received cash collateral with a value of $7,763,640.
(b)	Non-income producing security.
(c)	Current yield as of September 30, 2019.
(d)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$1,145,054,034	$—	$—	$1,145,054,034
Short-Term Investments
Affiliated Investment Company	9,877,277	—	—	9,877,277
Unaffiliated Investment Company	7,763,640	—	—	7,763,640
Total Short-Term Investments	17,640,917	—	—	17,640,917
Total Investments in Securities	$1,162,694,951	$—	$—	$1,162,694,951

(a)       For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Common Stock Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

Shares		Value
Common Stocks 98.7% †
Aerospace & Defense 2.5%
Arconic, Inc.	27,507	$715,182
Boeing Co.	6,832	2,599,371
Curtiss-Wright Corp.	13,099	1,694,617
L3Harris Technologies, Inc.	13,407	2,797,236
Lockheed Martin Corp.	16,211	6,323,263
Northrop Grumman Corp.	10,820	4,055,228
Teledyne Technologies, Inc. (a)	2,323	747,983
		18,932,880
Airlines 0.3%
Delta Air Lines, Inc.	7,854	452,390
Southwest Airlines Co.	12,642	682,794
United Airlines Holdings, Inc. (a)	12,967	1,146,413
		2,281,597
Banks 3.8%
Bank of America Corp.	356,049	10,385,949
Citigroup, Inc.	19,542	1,349,962
JPMorgan Chase & Co.	107,956	12,705,342
Signature Bank	14,615	1,742,400
Wells Fargo & Co.	51,980	2,621,871
		28,805,524
Beverages 0.8%
Coca-Cola Co.	56,787	3,091,484
Molson Coors Brewing Co., Class B	8,724	501,630
PepsiCo., Inc.	17,926	2,457,655
		6,050,769
Biotechnology 2.3%
AbbVie, Inc.	44,983	3,406,113
Amgen, Inc.	17,436	3,374,040
Biogen, Inc. (a)	15,770	3,671,571
Exelixis, Inc. (a)	18,347	324,467
Gilead Sciences, Inc.	90,897	5,761,052
Incyte Corp. (a)	15,348	1,139,282
		17,676,525
Building Products 0.5%
Masco Corp.	88,793	3,700,892

Capital Markets 1.7%
Ameriprise Financial, Inc.	28,789	4,234,862
BlackRock, Inc.	704	313,731
Cboe Global Markets, Inc.	10,068	1,156,914
Intercontinental Exchange, Inc.	42,207	3,894,440
Raymond James Financial, Inc.	36,278	2,991,484
S&P Global, Inc.	3,232	791,775
		13,383,206
Chemicals 1.5%
Air Products & Chemicals, Inc.	7,478	1,659,069
CF Industries Holdings, Inc.	68,936	3,391,651
Dow, Inc. (a)	22,880	1,090,232
DuPont de Nemours, Inc.	22,891	1,632,357
Ecolab, Inc.	17,085	3,383,514
		11,156,823
Commercial Services & Supplies 1.3%
Clean Harbors, Inc. (a)	13,713	1,058,644
Republic Services, Inc.	39,722	3,437,939
Tetra Tech, Inc.	7,529	653,216
Waste Management, Inc.	40,967	4,711,205
		9,861,004
Communications Equipment 0.4%
Cisco Systems, Inc.	62,693	3,097,661

Construction & Engineering 0.2%
AECOM (a)	32,967	1,238,240
EMCOR Group, Inc.	4,439	382,287
		1,620,527
Consumer Finance 2.5%
American Express Co.	45,613	5,395,105
Capital One Financial Corp.	46,595	4,239,213
Discover Financial Services	51,585	4,183,028
SLM Corp.	104,613	923,210
Synchrony Financial	122,257	4,167,741
		18,908,297
Diversified Consumer Services 0.2%
H&R Block, Inc.	61,755	1,458,653

Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B (a)	70,752	14,717,831

Diversified Telecommunication Services 1.2%
AT&T, Inc.	129,830	4,912,767
Verizon Communications, Inc.	68,835	4,154,881
		9,067,648
Electric Utilities 1.3%
ALLETE, Inc.	8,016	700,679
American Electric Power Co., Inc.	14,244	1,334,520
Duke Energy Corp.	3,323	318,543
Entergy Corp.	18,071	2,120,812
Exelon Corp.	23,809	1,150,213
PNM Resources, Inc.	23,920	1,245,754
Southern Co.	56,813	3,509,339
		10,379,860
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc. (a)	36,320	2,708,746
Avnet, Inc.	52,086	2,317,046
Jabil, Inc.	37,398	1,337,726
		6,363,518
Energy Equipment & Services 0.2%
Schlumberger, Ltd.	51,985	1,776,328

Entertainment 1.3%
Netflix, Inc. (a)	13,374	3,579,150
Take-Two Interactive Software, Inc. (a)	15,637	1,959,941
Walt Disney Co.	33,753	4,398,691
		9,937,782
Equity Real Estate Investment Trusts 4.3%
American Campus Communities, Inc.	42,467	2,041,813
American Tower Corp.	18,545	4,100,856
Apartment Investment & Management Co., Class A	70,454	3,673,472
Crown Castle International Corp.	4,798	666,970
Duke Realty Corp.	34,106	1,158,581
Equinix, Inc.	544	313,779
Equity Residential	5,822	502,206
Essex Property Trust, Inc.	84	27,439
Host Hotels & Resorts, Inc.	225,510	3,899,068
Life Storage, Inc.	2,108	222,204
Medical Properties Trust, Inc.	60,657	1,186,451
Mid-America Apartment Communities, Inc.	25,209	3,277,422
Prologis, Inc.	56,273	4,795,585
Public Storage	8,997	2,206,694
Sabra Health Care REIT, Inc.	513	11,779
SBA Communications Corp.	7,862	1,895,921
Ventas, Inc.	24,868	1,816,110
Welltower, Inc.	10,788	977,932
		32,774,282
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	12,298	3,543,177
Sysco Corp.	58,907	4,677,216
Walmart, Inc.	65,547	7,779,118
		15,999,511
Food Products 1.1%
Flowers Foods, Inc.	6,854	158,533
General Mills, Inc.	17,620	971,214
Hershey Co.	20,996	3,254,170
Tyson Foods, Inc., Class A	47,213	4,066,928
		8,450,845
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	46,447	3,886,221
Cooper Cos., Inc.	5,573	1,655,181
Danaher Corp.	30,132	4,351,965
DENTSPLY SIRONA, Inc.	51,878	2,765,616
Edwards Lifesciences Corp. (a)	409	89,943
Hill-Rom Holdings, Inc.	15,903	1,673,473
Hologic, Inc. (a)	64,860	3,274,781
Intuitive Surgical, Inc. (a)	3,524	1,902,713
Medtronic PLC	9,965	1,082,398
		20,682,291
Health Care Providers & Services 3.5%
AmerisourceBergen Corp.	45,455	3,742,310
Anthem, Inc.	21,054	5,055,065
Cardinal Health, Inc.	7,430	350,622
Centene Corp. (a)	58,179	2,516,824
Cigna Corp. (a)	646	98,056
Encompass Health Corp.	5,343	338,105
HCA Healthcare, Inc.	23,695	2,853,352
McKesson Corp.	29,555	4,038,986
UnitedHealth Group, Inc.	37,234	8,091,693
		27,085,013
Health Care Technology 0.4%
Cerner Corp.	50,236	3,424,588

Hotels, Restaurants & Leisure 2.9%
Chipotle Mexican Grill, Inc. (a)	145	121,868
Cracker Barrel Old Country Store, Inc. (b)	1,037	168,668
Darden Restaurants, Inc.	31,050	3,670,731
Hilton Worldwide Holdings, Inc.	1,911	177,933
McDonald's Corp.	23,354	5,014,337
Norwegian Cruise Line Holdings, Ltd. (a)	36,818	1,906,068
Royal Caribbean Cruises, Ltd.	7,526	815,292
Starbucks Corp.	73,389	6,489,056
Wynn Resorts, Ltd.	11,585	1,259,521
Yum! Brands, Inc.	21,670	2,458,028
		22,081,502
Household Durables 1.0%
NVR, Inc. (a)	674	2,505,494
PulteGroup, Inc.	86,752	3,170,786
Toll Brothers, Inc.	44,382	1,821,881
		7,498,161
Household Products 2.1%
Kimberly-Clark Corp.	23,773	3,376,955
Procter & Gamble Co.	104,682	13,020,347
		16,397,302
Independent Power & Renewable Electricity Producers 0.5%
AES Corp.	240,033	3,922,139

Industrial Conglomerates 0.1%
Honeywell International, Inc.	4,372	739,742

Insurance 4.3%
Allstate Corp.	39,372	4,278,949
American International Group, Inc.	88,168	4,910,958
Brighthouse Financial, Inc. (a)	61,753	2,499,144
Everest Re Group, Ltd.	4,144	1,102,677
First American Financial Corp.	46,246	2,728,976
MetLife, Inc.	102,590	4,838,144
Old Republic International Corp.	119,125	2,807,776
Progressive Corp.	62,743	4,846,897
Prudential Financial, Inc.	34,935	3,142,403
Reinsurance Group of America, Inc.	11,919	1,905,610
		33,061,534
Interactive Media & Services 5.3%
Alphabet, Inc. (a)
Class A	9,584	11,703,406
Class C	10,290	12,543,510
Facebook, Inc., Class A (a)	91,741	16,337,237
		40,584,153
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc. (a)	12,642	21,945,374
Booking Holdings, Inc. (a)	233	457,288
eBay, Inc.	109,772	4,278,913
Expedia Group, Inc.	30,099	4,045,607
		30,727,182
IT Services 6.5%
Accenture PLC, Class A	11,247	2,163,360
Akamai Technologies, Inc. (a)	42,880	3,918,374
CACI International, Inc., Class A (a)	14,108	3,262,616
DXC Technology Co.	46,588	1,374,346
Fidelity National Information Services, Inc.	6,271	832,538
International Business Machines Corp.	51,654	7,511,525
Leidos Holdings, Inc.	43,633	3,747,202
Mastercard, Inc., Class A	27,474	7,461,114
MAXIMUS, Inc.	33,383	2,579,171
PayPal Holdings, Inc. (a)	67,386	6,980,516
VeriSign, Inc. (a)	5,415	1,021,431
Visa, Inc., Class A	53,161	9,144,224
		49,996,417
Life Sciences Tools & Services 0.6%
Illumina, Inc. (a)	4,485	1,364,427
IQVIA Holdings, Inc. (a)	22,315	3,333,415
Thermo Fisher Scientific, Inc.	397	115,634
		4,813,476
Machinery 0.8%
AGCO Corp.	21,933	1,660,328
Cummins, Inc.	26,388	4,292,536
		5,952,864
Media 1.9%
Charter Communications, Inc., Class A (a)	1,689	696,071
Comcast Corp., Class A	213,234	9,612,589
Fox Corp., Class B (a)	47,123	1,486,259
News Corp.
Class A	118,977	1,656,160
Class B	54,363	777,119
		14,228,198
Metals & Mining 0.7%
Nucor Corp.	640	32,582
Reliance Steel & Aluminum Co.	17,372	1,731,294
Steel Dynamics, Inc.	117,068	3,488,626
		5,252,502
Multi-Utilities 0.9%
CenterPoint Energy, Inc.	131,959	3,982,523
Consolidated Edison, Inc.	22,911	2,164,402
DTE Energy Co.	4,707	625,843
MDU Resources Group, Inc.	14,245	401,566
		7,174,334
Multiline Retail 0.5%
Dollar General Corp.	3,929	624,475
Target Corp.	30,814	3,294,325
		3,918,800
Oil, Gas & Consumable Fuels 3.9%
Chevron Corp.	86,256	10,229,962
ConocoPhillips	94,018	5,357,146
EOG Resources, Inc.	18,262	1,355,406
Exxon Mobil Corp.	81,641	5,764,671
HollyFrontier Corp.	74,538	3,998,218
Kinder Morgan, Inc.	20,696	426,544
Occidental Petroleum Corp.	4,673	207,808
Valero Energy Corp.	29,186	2,487,815
		29,827,570
Pharmaceuticals 2.5%
Johnson & Johnson	71,025	9,189,215
Merck & Co., Inc.	64,591	5,437,270
Mylan N.V. (a)	86,521	1,711,385
Pfizer, Inc.	75,260	2,704,092
		19,041,962
Professional Services 0.9%
ManpowerGroup, Inc.	40,617	3,421,576
Nielsen Holdings PLC	167,222	3,553,468
		6,975,044
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A (a)	23,502	1,245,841

Road & Rail 0.8%
Union Pacific Corp.	38,041	6,161,881

Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	69,133	3,449,737
Broadcom, Inc.	24,013	6,629,269
Intel Corp.	68,233	3,516,046
Lam Research Corp.	4,592	1,061,257
Micron Technology, Inc. (a)	106,598	4,567,724
NVIDIA Corp.	8,803	1,532,338
Qorvo, Inc. (a)	45,370	3,363,732
QUALCOMM, Inc.	81,377	6,207,438
Texas Instruments, Inc.	19,005	2,456,206
		32,783,747
Software 7.4%
Adobe, Inc. (a)	11,586	3,200,632
Cadence Design Systems, Inc. (a)	59,248	3,915,108
CDK Global, Inc.	52,086	2,504,816
Fortinet, Inc. (a)	7,044	540,697
Intuit, Inc.	1,568	416,994
j2 Global, Inc.	11,813	1,072,857
Microsoft Corp.	258,969	36,004,460
Oracle Corp.	27,072	1,489,772
salesforce.com, Inc. (a)	26,114	3,876,362
Symantec Corp.	132,766	3,137,261
Synopsys, Inc. (a)	2,625	360,281
		56,519,240
Specialty Retail 2.3%
Aaron's, Inc.	54,366	3,493,559
AutoZone, Inc. (a)	3,807	4,129,148
Best Buy Co., Inc.	52,314	3,609,143
Home Depot, Inc.	27,229	6,317,673
Ross Stores, Inc.	888	97,547
		17,647,070
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	144,974	32,469,827
HP, Inc.	42,980	813,181
		33,283,008
Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc., Class B	65,345	6,137,202
Skechers U.S.A., Inc., Class A (a)	35,990	1,344,227
		7,481,429
Tobacco 0.2%
Altria Group, Inc.	6,719	274,807
Philip Morris International, Inc.	14,240	1,081,243
		1,356,050
Total Common Stocks (Cost $662,289,914)		756,265,003

Exchange-Traded Fund 1.3%
SPDR S&P 500 ETF Trust	33,450	9,926,956
Total Exchange-Traded Fund (Cost $9,828,982)		9,926,956

Short-Term Investments 0.0%‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 1.81% (c)	29,874	29,874

Unaffiliated Investment Company 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (c)(d)	37,121	37,121
Total Short-Term Investments (Cost $66,995)		66,995
Total Investments (Cost $672,185,891)	100.0%	766,258,954
Other Assets, Less Liabilities	(0.0)‡	(125,185)
Net Assets	100.0%	$766,133,769

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $165,407; the total market value of collateral held by the Portfolio was $168,383. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $131,262.
(c)	Current yield as of September 30, 2019.
(d)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$756,265,003	$—	$—	$756,265,003
Exchange-Traded Fund	9,926,956	—	—	9,926,956
Short-Term Investments
Affiliated Investment Company	29,874	—	—	29,874
Unaffiliated Investment Company	37,121	—	—	37,121
Total Short-Term Investments	66,995	—	—	66,995
Total Investments in Securities	$766,258,954	$—	$—	$766,258,954

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Convertible Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Principal Amount	Value
Convertible Securities 89.2% †
Convertible Bonds 82.6%
Advertising 0.6%
Quotient Technology, Inc. 1.75%, due 12/1/22	$5,756,000	$5,437,678

Aerospace & Defense 1.4%
Aerojet Rocketdyne Holdings, Inc. 2.25%, due 12/15/23	6,133,000	12,246,834

Biotechnology 7.0%
BioMarin Pharmaceutical, Inc. 0.599%, due 8/1/24 (a)	15,124,000	14,904,655
Exact Sciences Corp. 1.00%, due 1/15/25	6,160,000	8,708,700
Illumina, Inc.
(zero coupon), due 8/15/23 (a)	7,893,000	8,771,096
0.50%, due 6/15/21	7,153,000	9,512,971
Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	5,052,000	4,369,980
Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	8,329,000	9,519,797
Medicines Co. 2.75%, due 7/15/23	5,185,000	6,273,850
Radius Health, Inc. 3.00%, due 9/1/24	444,000	404,750
		62,465,799
Building Materials 0.9%
Patrick Industries, Inc. 1.00%, due 2/1/23	9,317,000	8,450,852
Commercial Services 2.2%
Chegg, Inc. 0.125%, due 3/15/25 (b)	6,835,000	6,267,340
Euronet Worldwide, Inc. 0.75%, due 3/15/49 (a)(b)	7,730,000	9,068,257
Square, Inc. 0.50%, due 5/15/23	3,658,000	4,080,956
		19,416,553
Computers 2.9%
Lumentum Holdings, Inc. 0.25%, due 3/15/24	14,385,000	16,722,719
Nutanix, Inc. (zero coupon), due 1/15/23	1,844,000	1,725,293
Pure Storage, Inc. 0.125%, due 4/15/23	2,934,000	2,899,833
Western Digital Corp. 1.50%, due 2/1/24	4,634,000	4,460,225
		25,808,070
Diversified Financial Services 0.4%
LendingTree, Inc. 0.625%, due 6/1/22	2,437,000	3,909,678

Electric 1.0%
NRG Energy, Inc. 2.75%, due 6/1/48	7,722,000	8,697,725

Entertainment 0.2%
Live Nation Entertainment, Inc. 2.50%, due 3/15/23	1,447,000	1,700,081

Health Care - Products 6.2%
CONMED Corp. 2.625%, due 2/1/24 (b)	7,840,000	9,741,981
Danaher Corp. (zero coupon), due 1/22/21	6,483,000	35,742,271
NuVasive, Inc. 2.25%, due 3/15/21	3,296,000	3,905,760
Wright Medical Group, Inc. 1.625%, due 6/15/23	5,820,000	5,563,876
		54,953,888
Health Care - Services 4.5%
Anthem, Inc. 2.75%, due 10/15/42	6,698,000	22,439,247
Teladoc Health, Inc. 1.375%, due 5/15/25	12,046,000	17,883,860
		40,323,107
Internet 12.1%
Boingo Wireless, Inc. 1.00%, due 10/1/23 (b)	4,790,000	3,958,164
Booking Holdings, Inc. 0.90%, due 9/15/21 (a)	13,680,000	15,896,385
Etsy, Inc.
(zero coupon), due 3/1/23	6,134,000	10,347,575
0.125%, due 10/1/26 (b)	3,180,000	3,141,013
FireEye, Inc. 0.875%, due 6/1/24	3,663,000	3,450,660
IAC FinanceCo 2, Inc. 0.875%, due 6/15/26 (b)	6,209,000	6,493,538
MercadoLibre, Inc. 2.00%, due 8/15/28	3,691,000	5,436,774
Okta, Inc.
0.125%, due 9/1/25 (b)	4,025,000	3,659,362
0.25%, due 2/15/23	4,261,000	8,968,127
Palo Alto Networks, Inc. 0.75%, due 7/1/23	8,986,000	9,494,086
Q2 Holdings, Inc. 0.75%, due 6/1/26 (b)	2,800,000	3,104,640
RingCentral, Inc. (zero coupon), due 3/15/23	8,579,000	13,874,738
Snap, Inc. 0.75%, due 8/1/26 (b)	6,296,000	6,480,614
Wix.com, Ltd. (zero coupon), due 7/1/23	10,770,000	11,983,113
Zendesk, Inc. 0.25%, due 3/15/23	1,447,000	1,917,981
		108,206,770
Iron & Steel 0.5%
Cleveland-Cliffs, Inc. 1.50%, due 1/15/25	3,753,000	4,075,445
Lodging 0.5%
Caesars Entertainment Corp. 5.00%, due 10/1/24	2,616,000	4,449,274
Machinery - Diversified 1.4%
Chart Industries, Inc. 1.00%, due 11/15/24 (b)	10,263,000	12,892,791
Media 3.5%
DISH Network Corp. 3.375%, due 8/15/26	17,289,000	15,883,503
Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23	6,664,000	8,362,182
Liberty Media Corp. 1.375%, due 10/15/23	5,512,000	6,598,415
		30,844,100
Oil & Gas 1.6%
Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (a)	11,037,000	7,505,160
Oasis Petroleum, Inc. 2.625%, due 9/15/23	2,348,000	1,744,219
Transocean, Inc. 0.50%, due 1/30/23	5,990,000	4,923,031
		14,172,410
Oil & Gas Services 3.5%
Helix Energy Solutions Group, Inc.
4.125%, due 9/15/23	5,115,000	5,989,947
4.25%, due 5/1/22	1,953,000	1,976,208
Newpark Resources, Inc. 4.00%, due 12/1/21	5,174,000	5,773,773
Oil States International, Inc. 1.50%, due 2/15/23	13,438,000	11,294,639
Weatherford International, Ltd. 5.875%, due 7/1/21 (c)(d)	16,859,000	5,942,797
		30,977,364
Pharmaceuticals 3.2%
DexCom, Inc. 0.75%, due 12/1/23 (b)	3,894,000	4,574,367
Herbalife Nutrition, Ltd. 2.625%, due 3/15/24	6,582,000	6,156,045
Neurocrine Biosciences, Inc. 2.25%, due 5/15/24	6,250,000	8,573,192
Pacira BioSciences, Inc. 2.375%, due 4/1/22	5,779,000	5,712,371
Supernus Pharmaceuticals, Inc. 0.625%, due 4/1/23	4,136,000	3,851,027
		28,867,002
Semiconductors 11.0%
Cypress Semiconductor Corp. 2.00%, due 2/1/23	3,980,000	4,835,700
Inphi Corp. 1.125%, due 12/1/20	9,461,000	14,783,199
Intel Corp. 3.25%, due 8/1/39	3,685,000	9,369,039
Microchip Technology, Inc.
1.625%, due 2/15/25	12,203,000	23,145,575
1.625%, due 2/15/27	5,198,000	6,704,451
Micron Technology, Inc. 3.125%, due 5/1/32	1,501,000	6,449,581
Novellus Systems, Inc. 2.625%, due 5/15/41	724,000	5,184,457
ON Semiconductor Corp. 1.00%, due 12/1/20	8,174,000	9,561,656
Rambus, Inc. 1.375%, due 2/1/23	6,552,000	6,524,182
Silicon Laboratories, Inc. 1.375%, due 3/1/22	9,006,000	11,748,031
		98,305,871
Software 13.1%
Akamai Technologies, Inc. 0.375%, due 9/1/27 (b)	7,080,000	7,230,617
Atlassian, Inc. 0.625%, due 5/1/23	5,325,000	8,754,699
Coupa Software, Inc. 0.125%, due 6/15/25 (b)	3,509,000	3,846,741
Envestnet, Inc. 1.75%, due 6/1/23	4,442,000	4,808,465
NICE Systems, Inc. 1.25%, due 1/15/24	13,581,000	24,290,858
Nuance Communications, Inc. 1.25%, due 4/1/25	8,331,000	8,206,035
ServiceNow, Inc. (zero coupon), due 6/1/22	6,076,000	11,644,456
Splunk, Inc. 0.50%, due 9/15/23	8,049,000	8,688,612
Twilio, Inc. 0.25%, due 6/1/23	2,263,000	3,782,084
Verint Systems, Inc. 1.50%, due 6/1/21	12,098,000	12,224,377
Workday, Inc. 0.25%, due 10/1/22	11,205,000	14,744,437
Workiva, Inc. 1.125%, due 8/15/26 (b)	1,960,000	1,797,850
Zynga, Inc. 0.25%, due 6/1/24 (b)	6,772,000	6,757,618
		116,776,849
Telecommunications 2.9%
Finisar Corp. 0.50%, due 12/15/36	6,207,000	6,203,850
InterDigital, Inc. 2.00%, due 6/1/24 (b)	2,860,000	2,818,883
Viavi Solutions Inc. 1.00%, due 3/1/24	9,569,000	11,781,831
Vonage Holdings Corp. 1.75%, due 6/1/24 (b)	5,148,000	5,335,922
		26,140,486
Transportation 2.0%
Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	11,348,000	10,091,206
Echo Global Logistics, Inc. 2.50%, due 5/1/20	7,629,000	7,628,990
		17,720,196
Total Convertible Bonds (Cost $655,698,084)		736,838,823

	Shares
Convertible Preferred Stocks 6.6%
Banks 2.9%
Bank of America Corp. Series L 7.25%	8,636	12,947,178
Wells Fargo & Co. Series L 7.50%	8,264	12,581,857
		25,529,035
Chemicals 0.5%
A. Schulman, Inc. 6.00%	4,110	4,325,775

Equity Real Estate Investment Trusts 0.8%
Crown Castle International Corp. 6.875%	5,982	7,550,301

Health Care Equipment & Supplies 1.0%
Becton Dickinson & Co. 6.125%	146,239	9,053,657

Machinery 0.7%
Rexnord Corp. 5.75%	75,817	4,154,772
Stanley Black & Decker, Inc. 5.375%	20,480	2,057,830
		6,212,602
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. 8.00%	6,025	6,177,949
Total Convertible Preferred Stocks (Cost $51,536,797)		58,849,319
Total Convertible Securities (Cost $707,234,881)		795,688,142

Common Stocks 3.1%
Air Freight & Logistics 0.4%
XPO Logistics, Inc. (e)	48,592	3,477,729

Airlines 1.0%
Delta Air Lines, Inc.	151,688	8,737,229

Banks 0.9%
Bank of America Corp.	267,678	7,808,167

Health Care Equipment & Supplies 0.8%
Teleflex, Inc.	21,245	7,217,989
Total Common Stocks (Cost $14,897,223)		27,241,114

Short-Term Investment 10.6%
Affiliated Investment Company 6.7%
MainStay U.S. Government Liquidity Fund, 1.81% (f)	59,830,051	59,830,051

Unaffiliated Investment Company 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio,2.33% (f)(g)	34,492,935	34,492,935
Total Short-Term Investment (Cost $94,322,986)		94,322,986
Total Investments (Cost $816,455,090)	102.9%	917,252,242
Other Assets, Less Liabilities	(2.9)	(25,485,353)

Net Assets	100.0%	$891,766,889

†	Percentages indicated are based on Portfolio net assets.
(a)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $47,450,541; the total market value of collateral held by the Portfolio was $48,153,397. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $13,660,462.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	Non-income producing security.
(f)	Current yield as of September 30, 2019.
(g)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$736,838,823	$—	$736,838,823
Convertible Preferred Stocks (b)	54,523,544	4,325,775	—	58,849,319
Total Convertible Securities	54,523,544	741,164,598	—	795,688,142
Common Stocks	27,241,114	—	—	27,241,114
Short-Term Investments
Affiliated Investment Company	59,830,051	—	—	59,830,051
Unaffiliated Investment Company	34,492,935	—	—	34,492,935
Total Short-Term Investments	94,322,986	—	—	94,322,986
Total Investments in Securities	$176,087,644	$741,164,598	$—	$917,252,242

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 security valued at $4,325,775 is held in Chemicals within the Convertible Preferred Stocks section of the Portfolio of Investments.

MainStay VP MacKay Government Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 92.0% †
Asset-Backed Securities 2.2%
Other Asset-Backed Securities 1.9%
PSNH Funding LLC Series 2018-1, Class A1 3.094%, due 2/1/26	$389,081	$398,337

Small Business Administration Participation Certificates

Series 2012-20L, Class 1 1.93%, due 12/1/32	526,458	526,301
Series 2014-20H, Class 1 2.88%, due 8/1/34	556,130	573,510
Series 2015-20G, Class 1 2.88%, due 7/1/35	1,460,943	1,509,848
Series 2014-20I, Class 1 2.92%, due 9/1/34	598,339	619,385
Series 2014-20C, Class 1 3.21%, due 3/1/34	1,041,271	1,095,094
		4,722,475

Utilities 0.3%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	619,164	642,422

Total Asset-Backed Securities (Cost $5,234,092)		5,364,897

Corporate Bonds 3.7%
Agriculture 0.5%
Altria Group, Inc. 2.85%, due 8/9/22	1,170,000	1,183,967

Electric 1.7%
Consolidated Edison Co. of New York, Inc. 2.506% (3 Month LIBOR + 0.40%), due 6/25/21 (a)	1,550,000	1,555,227
Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,900,000	1,919,069
PECO Energy Co. 1.70%, due 9/15/21 (b)	670,000	666,167
		4,140,463

Pipelines 0.5%
Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21 (b)	1,200,000	1,232,011

Real Estate Investment Trusts 1.0%
Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,445,074

Total Corporate Bonds (Cost $8,839,355)		9,001,515

Mortgage-Backed Securities 11.3%
Agency (Collateralized Mortgage Obligations) 7.9%
Federal Home Loan Mortgage Corporation
REMIC Series 4691, Class HA 2.50%, due 6/15/40	593,655	598,278
REMIC, Series 4900, Class BE
3.00%, due 3/25/49	665,635	683,012
REMIC, Series 4908, Class BD 3.00%, due 4/25/49	2,400,000	2,478,129
REMIC, Series 4911, Class MB 3.00%, due 9/25/49	1,785,000	1,829,066
Series 2019-1, Class A1 3.50%, due 5/25/29	469,594	493,305
REMIC Series 4818, Class BD 3.50%, due 3/15/45	619,179	643,068
REMIC Series 4884, Class BA 3.50%, due 6/15/48	541,041	563,725
REMIC Series 4888, Class BA 3.50%, due 9/15/48	434,976	454,934
REMIC Series 4877, Class AT 3.50%, due 11/15/48	561,124	591,550
REMIC Series 4877, Class BE 3.50%, due 11/15/48	818,718	864,784
Federal National Mortgage Association

REMIC, Series 2019-39, Class LA 3.00%, due 2/25/49	690,492	708,149
Series 2019-25, Class PA 3.00%, due 5/25/48	518,259	532,643
Series 2019-13, Class PE 3.00%, due 3/25/49	652,826	667,868
REMIC, Series 2019-58, Class LP 3.00%, due 10/25/49	1,315,000	1,342,813
Government National Mortgage Association

Series 2014-91, Class MA 3.00%, due 1/16/40	587,266	609,347
Series 2018-127, Class PB 3.00%, due 9/20/47	1,361,751	1,391,803
Series 2019-29, Class CB 3.00%, due 10/20/48	490,739	502,221
Series 2019-52, Class JL 3.00%, due 11/20/48	525,294	538,645
Series 2019-59, Class KA 3.00%, due 12/20/48	909,705	931,554
Series 2019-43, Class PL 3.00%, due 4/20/49	496,315	508,448
Series 2019-74, Class AT 3.00%, due 6/20/49	712,448	730,806
Series 2013-149, Class BA 3.25%, due 8/16/41	1,689,633	1,762,804
		19,426,952

Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.1%
BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (c)	1,750,000	1,872,998
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	495,009	510,368
FREMF Mortgage Trust (c)(d)
Series 2013-K27, Class B 3.615%, due 1/25/46	1,000,000	1,037,332
Series 2014-K37, Class B 4.714%, due 1/25/47	1,215,000	1,320,866
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/13/49 (c)	1,725,000	1,733,677
Wells Fargo Commercial Mortgage Trust Series 2018-1745, Class A 3.874%, due 6/15/36 (c)(d)	900,000	989,624
		7,464,865

Residential Mortgage (Collateralized Mortgage Obligation) 0.1%
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 4.539%, due 8/25/36 (d)	137,733	130,290
Whole Loan Collateral (Collateralized Mortgage Obligation) 0.2%
Chase Home Lending Mortgage Trust Series 2019-ATR1, Class A4 4.00%, due 4/25/49 (c)(e)	560,784	565,916

Total Mortgage-Backed Securities (Cost $27,140,263)
		27,588,023

U.S. Government & Federal Agencies 74.8%
Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0% ‡ (f)
Series 360, Class 2, IO 5.00%, due 8/25/35	87,177	13,477
Series 361, Class 2 6.00%, due 10/25/35	18,752	4,134
		17,611
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 9.5%
2.50%, due 9/1/34	991,801	1,000,360
2.50%, due 8/1/46	1,632,194	1,631,721
3.00%, due 2/1/46	3,253,320	3,334,368
3.00%, due 4/1/47	3,309,942	3,391,073
3.00%, due 12/1/47	928,089	949,386
3.50%, due 8/1/38	848,484	879,749
3.50%, due 1/1/43	725,336	768,935
3.50%, due 1/1/44	415,324	436,371
3.50%, due 11/1/46	786,832	819,520
3.50%, due 2/1/48	907,166	937,052
4.00%, due 7/1/44	385,411	411,265
4.00%, due 3/1/45	354,229	378,244
4.00%, due 12/1/46	1,278,336	1,349,500
4.00%, due 2/1/48	775,360	813,064
4.00%, due 10/1/48	507,999	545,386
4.00%, due 3/1/49	1,382,123	1,435,838
4.50%, due 3/1/41	380,678	412,586
4.50%, due 8/1/44	233,578	258,722
4.50%, due 12/1/44	1,038,614	1,123,914
4.50%, due 7/1/45	687,003	743,185
4.50%, due 4/1/46	108,754	117,745
4.50%, due 8/1/47	227,394	248,926
5.00%, due 11/1/41	1,291,757	1,426,912
6.50%, due 4/1/37	34,739	39,039
		23,452,861
Federal National Mortgage Association (Mortgage Pass-Through Securities) 22.9%
2.50%, due 12/1/37	1,852,296	1,860,450
2.50%, due 1/1/57	873,979	862,135
3.00%, due 10/1/32	722,976	745,399
3.00%, due 4/1/44	2,352,103	2,399,543
3.00%, due 9/1/46	2,279,367	2,299,946
3.00%, due 10/1/46	2,043,776	2,062,452
3.00%, due 10/1/48	1,626,336	1,653,497
3.00%, due 2/1/57	810,951	829,159
3.00%, due 6/1/57	917,001	937,547
3.50%, due 3/1/37	479,252	502,752
3.50%, due 2/1/43	1,748,753	1,852,857
3.50%, due 5/1/43	623,097	654,224
3.50%, due 7/1/43	595,563	628,158
3.50%, due 11/1/44	990,124	1,039,788
3.50%, due 3/1/45	1,057,696	1,113,538
3.50%, due 8/1/46	863,432	908,009
3.50%, due 10/1/47	863,152	891,460
3.50%, due 2/1/48	516,531	532,152
4.00%, due 8/1/38	3,482,686	3,686,255
4.00%, due 1/1/46	1,043,236	1,112,630
4.00%, due 9/1/47	771,741	808,221
4.00%, due 8/1/48	1,207,680	1,257,545
4.00%, due 9/1/48	2,092,270	2,203,935
4.00%, due 4/1/49	641,061	665,262
4.50%, due 2/1/41	2,848,096	3,126,969
4.50%, due 4/1/41	6,835,701	7,550,854
4.50%, due 8/1/42	1,277,662	1,383,714
4.50%, due 12/1/43	333,784	360,819
4.50%, due 8/1/44	1,489,065	1,612,346
5.00%, due 9/1/41	2,435,300	2,689,155
5.00%, due 10/1/41	2,140,914	2,363,480
5.50%, due 7/1/41	3,773,387	4,266,670
6.00%, due 4/1/37	11,997	12,966
6.00%, due 7/1/39	865,787	996,438
6.50%, due 10/1/39	155,753	176,000
6.50%, due 8/1/47	14,818	15,936
		56,062,261
Overseas Private Investment Corporation 0.5%
5.142%, due 12/15/23	1,191,877	1,279,080

Tennessee Valley Authority 2.3%
4.65%, due 6/15/35	4,395,000	5,577,154

United States Treasury Bonds 3.0%
3.00%, due 5/15/45	2,790,000	3,284,898
3.00%, due 2/15/48	2,000,000	2,374,609
4.375%, due 11/15/39	1,200,000	1,683,328
		7,342,835
United States Treasury Notes 36.6%
1.625%, due 8/15/22	2,170,000	2,172,882
1.625%, due 5/15/26	380,000	380,178
1.625%, due 8/15/29	2,715,000	2,702,486
1.75%, due 9/30/22	3,070,000	3,085,230
1.75%, due 5/15/23	500,000	502,910
2.00%, due 8/31/21	3,295,000	3,315,336
2.25%, due 4/30/24	16,190,000	16,677,597
2.375%, due 4/30/20	18,700,000	18,753,324
2.375%, due 8/15/24	1,695,000	1,758,165
2.625%, due 7/31/20	12,150,000	12,225,463
2.625%, due 1/31/26	1,700,000	1,802,996
2.75%, due 4/30/23	7,105,000	7,393,363
2.75%, due 7/31/23	845,000	881,705
2.75%, due 8/31/23	1,325,000	1,384,056
2.875%, due 10/31/20	8,030,000	8,120,338
3.00%, due 10/31/25	7,805,000	8,431,839
		89,587,868
Total U.S. Government & Federal Agencies (Cost $177,075,653)		183,319,670
Total Long-Term Bonds (Cost $218,289,363)		225,274,105

	Shares
Short-Term Investments 7.5%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 1.81% (g)	1,867,275	1,867,275

Total Affiliated Investment Company (Cost $1,867,275)		1,867,275

Unaffiliated Investment Company 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (g)(h)	103,715	103,715

Total Unaffiliated Investment Company (Cost $103,715)		103,715

	Principal Amount	Value
U.S. Government & Federal Agencies 6.7%
Federal Home Loan Bank, Discount Notes (i)
1.889%, due 11/26/19	$3,500,000	3,489,764
1.907%, due 12/12/19	8,500,000	8,468,210
1.961%, due 11/12/19	4,500,000	4,490,130

Total U.S. Government & Federal Agencies (Cost $16,428,084)		16,448,104

Total Short-Term Investments (Cost $18,399,074)		18,419,094

Total Investments (Cost $236,688,437)	99.5%	243,693,199
Other Assets, Less Liabilities	0.5	1,224,097
Net Assets	100.0%	$244,917,296

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2019.
(b)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $101,687. The Portfolio received cash collateral with a value of $103,715.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2019.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	Current yield as of September 30, 2019.
(h)	Represents security purchased with cash collateral received for securities on loan.
(i)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:

IO	—Interest Only
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$5,364,897	$—	$5,364,897
Corporate Bonds	—	9,001,515	—	9,001,515
Mortgage-Backed Securities	—	27,588,023	—	27,588,023
U.S. Government & Federal Agencies	—	183,319,670	—	183,319,670
Total Long-Term Bonds	—	225,274,105	—	225,274,105
Short-Term Investments
Affiliated Investment Company	1,867,275	—	—	1,867,275
Unaffiliated Investment Company	103,715	—	—	103,715
U.S. Government & Federal Agencies	—	16,448,104	—	16,448,104
Total Short-Term Investments	1,970,990	16,448,104	—	18,419,094
Total Investments in Securities	$1,970,990	$241,722,209	$—	$243,693,199

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2019
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$727,931	$429	$(60,825)	$27,389	$-	$(694,924)	$-	$-	$-	$-

(a) Sales include principal reductions.

MainStay VP MacKay Growth Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.1% †
Aerospace & Defense 3.2%
Boeing Co.	14,497	$5,515,674
HEICO Corp., Class A	3,846	374,254
L3Harris Technologies, Inc.	941	196,330
Lockheed Martin Corp.	20,652	8,055,519
Northrop Grumman Corp.	8,186	3,068,031
Spirit AeroSystems Holdings, Inc., Class A	49,708	4,087,986
		21,297,794
Air Freight & Logistics 0.0% ‡
United Parcel Service, Inc., Class B	2,017	241,677

Airlines 0.3%
Delta Air Lines, Inc.	2,780	160,128
United Airlines Holdings, Inc. (a)	17,455	1,543,197
		1,703,325
Banks 0.2%
Signature Bank	12,219	1,456,749

Beverages 1.0%
Coca-Cola Co.	55,022	2,995,398
PepsiCo., Inc.	27,772	3,807,541
		6,802,939
Biotechnology 2.8%
AbbVie, Inc.	94,693	7,170,154
Alkermes PLC (a)	82,717	1,613,809
Amgen, Inc.	14,242	2,755,969
Exelixis, Inc. (a)	13,503	238,801
Gilead Sciences, Inc.	34,413	2,181,096
Incyte Corp. (a)	52,214	3,875,845
United Therapeutics Corp. (a)	11,239	896,310
		18,731,984
Capital Markets 1.0%
LPL Financial Holdings, Inc.	49,633	4,064,943
Morningstar, Inc.	3,272	478,170
S&P Global, Inc.	9,569	2,344,213
		6,887,326
Chemicals 0.0% ‡
CF Industries Holdings, Inc.	322	15,843
Ecolab, Inc.	1,131	223,983
		239,826
Commercial Services & Supplies 0.5%
Cintas Corp.	4,262	1,142,642
Clean Harbors, Inc. (a)	28,121	2,170,941
		3,313,583
Communications Equipment 1.0%
Cisco Systems, Inc.	133,947	6,618,321

Construction & Engineering 0.3%
Fluor Corp.	95,609	1,829,000

Consumer Finance 1.1%
Discover Financial Services	8,203	665,181
SLM Corp.	290,724	2,565,640
Synchrony Financial	115,481	3,936,747
		7,167,568
Containers & Packaging 0.0% ‡
Berry Global Group, Inc. (a)	754	29,610

Diversified Consumer Services 0.3%
H&R Block, Inc.	67,903	1,603,869

Electronic Equipment, Instruments & Components 1.5%
Avnet, Inc.	19,945	887,254
CDW Corp.	37,308	4,597,838
Jabil, Inc.	119,560	4,276,661
		9,761,753
Entertainment 1.1%
Netflix, Inc. (a)	19,520	5,223,942
Take-Two Interactive Software, Inc. (a)	14,640	1,834,978
		7,058,920
Equity Real Estate Investment Trusts 3.3%
American Homes 4 Rent, Class A	61,252	1,585,814
American Tower Corp.	36,355	8,039,181
Brookfield Property REIT, Inc., Class A	40,809	832,096
Colony Capital, Inc.	292,989	1,763,794
Equity LifeStyle Properties, Inc.	3,653	488,041
OUTFRONT Media, Inc.	82,607	2,294,822
Public Storage	9,503	2,330,801
SBA Communications Corp.	19,129	4,612,958
		21,947,507
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	21,594	6,221,447
Sysco Corp.	53,198	4,223,921
U.S. Foods Holding Corp. (a)	41,297	1,697,307
		12,142,675
Food Products 1.0%
Hershey Co.	14,263	2,210,623
Pilgrim's Pride Corp. (a)	117,584	3,767,979
TreeHouse Foods, Inc. (a)	12,969	719,131
		6,697,733
Health Care Equipment & Supplies 2.1%
Align Technology, Inc. (a)	2,465	445,968
Cooper Cos., Inc.	4,243	1,260,171
Danaher Corp.	276	39,863
Hill-Rom Holdings, Inc.	26,507	2,789,332
Hologic, Inc. (a)	33,210	1,676,773
IDEXX Laboratories, Inc. (a)	1,951	530,535
Intuitive Surgical, Inc. (a)	5,307	2,865,408
STERIS PLC	14,562	2,104,063
Varian Medical Systems, Inc. (a)	19,097	2,274,262
		13,986,375
Health Care Providers & Services 3.2%
AmerisourceBergen Corp.	49,296	4,058,540
Anthem, Inc.	10,054	2,413,965
Centene Corp. (a)	37,612	1,627,095
McKesson Corp.	25,770	3,521,728
UnitedHealth Group, Inc.	43,233	9,395,396
		21,016,724
Health Care Technology 1.0%
Cerner Corp.	66,487	4,532,419
Veeva Systems, Inc., Class A (a)	14,626	2,233,244
		6,765,663
Hotels, Restaurants & Leisure 3.5%
Aramark	26,263	1,144,541
Chipotle Mexican Grill, Inc. (a)	2,840	2,386,935
Darden Restaurants, Inc.	34,830	4,117,603
McDonald's Corp.	5,717	1,227,497
Starbucks Corp.	94,482	8,354,098
Wynn Resorts, Ltd.	16,922	1,839,760
Yum China Holdings, Inc.	91,877	4,173,972
		23,244,406
Household Durables 0.7%
NVR, Inc. (a)	1,131	4,204,323
Roku, Inc. (a)	1,837	186,933
		4,391,256
Household Products 0.2%
Procter & Gamble Co.	10,422	1,296,288

Insurance 2.5%
American International Group, Inc.	28,427	1,583,384
American National Insurance Co.	1,340	165,798
Aon PLC	29,177	5,647,792
Athene Holding, Ltd., Class A (a)	17,316	728,311
Brighthouse Financial, Inc. (a)	43,700	1,768,539
Everest Re Group, Ltd.	9,434	2,510,293
Progressive Corp.	55,922	4,319,975
		16,724,092
Interactive Media & Services 8.8%
Alphabet, Inc. (a)
Class A	11,917	14,552,325
Class C	13,867	16,903,873
Facebook, Inc., Class A (a)	130,027	23,155,208
IAC/InterActiveCorp (a)	7,189	1,566,986
TripAdvisor, Inc. (a)	12,036	465,553
Twitter, Inc. (a)	33,119	1,364,503
		58,008,448
Internet & Direct Marketing Retail 6.8%
Amazon.com, Inc. (a)	20,187	35,042,815
Booking Holdings, Inc. (a)	205	402,335
eBay, Inc.	127,226	4,959,269
Expedia Group, Inc.	32,626	4,385,261
		44,789,680
IT Services 9.3%
Accenture PLC, Class A	27,499	5,289,433
Akamai Technologies, Inc. (a)	47,116	4,305,460
Booz Allen Hamilton Holding Corp.	55,464	3,939,053
CACI International, Inc., Class A (a)	719	166,276
Euronet Worldwide, Inc. (a)	24,621	3,602,052
Fidelity National Information Services, Inc.	4,174	554,140
Genpact, Ltd.	46,643	1,807,416
GoDaddy, Inc., Class A (a)	38,763	2,557,583
International Business Machines Corp.	27,906	4,058,091
Mastercard, Inc., Class A	41,621	11,303,015
PayPal Holdings, Inc. (a)	88,066	9,122,757
Square, Inc., Class A (a)	15,408	954,526
VeriSign, Inc. (a)	545	102,803
Visa, Inc., Class A	80,652	13,872,950
		61,635,555
Life Sciences Tools & Services 1.0%
Bruker Corp.	17,208	755,947
Charles River Laboratories International, Inc. (a)	11,211	1,484,000
Illumina, Inc. (a)	6,788	2,065,045
IQVIA Holdings, Inc. (a)	12,102	1,807,797
PRA Health Sciences, Inc. (a)	5,600	555,688
Thermo Fisher Scientific, Inc.	161	46,895
		6,715,372
Machinery 0.0% ‡
Allison Transmission Holdings, Inc.	3,754	176,626

Media 1.9%
Altice U.S.A., Inc., Class A (a)	109,990	3,154,513
Charter Communications, Inc., Class A (a)	5,097	2,100,576
Comcast Corp., Class A	165,415	7,456,908
		12,711,997
Multiline Retail 0.2%
Target Corp.	14,837	1,586,224

Oil, Gas & Consumable Fuels 0.3%
PBF Energy, Inc., Class A	64,183	1,745,136

Personal Products 0.4%
Estee Lauder Cos., Inc., Class A	11,819	2,351,390

Pharmaceuticals 1.0%
Eli Lilly & Co.	7,883	881,556
Merck & Co., Inc.	70,782	5,958,429
		6,839,985
Professional Services 1.1%
ManpowerGroup, Inc.	24,125	2,032,290
Nielsen Holdings PLC	167,234	3,553,722
TransUnion	22,461	1,821,812
		7,407,824
Road & Rail 1.2%
Union Pacific Corp.	47,595	7,709,438

Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc.	51,272	2,558,473
Broadcom, Inc.	30,504	8,421,239
Cypress Semiconductor Corp.	50,867	1,187,236
Entegris, Inc.	80,367	3,782,071
KLA Corp.	718	114,485
Lam Research Corp.	2,462	568,993
Micron Technology, Inc. (a)	75,993	3,256,300
NVIDIA Corp.	16,750	2,915,673
QUALCOMM, Inc.	102,607	7,826,862
Teradyne, Inc.	46,928	2,717,600
Texas Instruments, Inc.	42,300	5,466,852
		38,815,784
Software 15.6%
Adobe, Inc. (a)	35,228	9,731,735
Cadence Design Systems, Inc. (a)	65,248	4,311,588
CDK Global, Inc.	85,361	4,105,010
Dropbox, Inc., Class A (a)	195,930	3,951,908
Fortinet, Inc. (a)	46,552	3,573,332
Intuit, Inc.	24,764	6,585,738
LogMeIn, Inc.	31,336	2,223,603
Microsoft Corp.	376,573	52,354,944
Oracle Corp.	38,670	2,128,010
Palo Alto Networks, Inc. (a)	7,291	1,486,125
salesforce.com, Inc. (a)	37,982	5,638,048
ServiceNow, Inc. (a)	11,546	2,930,952
Symantec Corp.	57,599	1,361,064
Synopsys, Inc. (a)	12,512	1,717,272
VMware, Inc., Class A	9,673	1,451,530
		103,550,859
Specialty Retail 2.9%
AutoNation, Inc. (a)	55,410	2,809,287
AutoZone, Inc. (a)	4,325	4,690,982
Best Buy Co., Inc.	55,888	3,855,713
Home Depot, Inc.	13,117	3,043,406
Lowe's Cos., Inc.	34,848	3,831,886
Williams-Sonoma, Inc.	11,210	762,056
		18,993,330
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	198,006	44,347,404
NCR Corp. (a)	442	13,949
		44,361,353
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc., Class B	87,854	8,251,247
Skechers U.S.A., Inc., Class A (a)	17,142	640,254
		8,891,501
Total Common Stocks (Cost $553,408,169)		649,247,465

Exchange-Traded Fund 2.0%
iShares Russell 1000 Growth ETF	83,491	13,327,668
Total Exchange-Traded Funds (Cost $13,566,423)		13,327,668

Short-Term Investment 0.0%‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 1.81% (b)	25,103	25,103

Total Short-Term Investment (Cost $25,103)		25,103
Total Investments (Cost $566,999,695)	100.1%	662,600,236
Other Assets, Less Liabilities	(0.1)	(350,391)
Net Assets	100.0%	$662,249,845

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2019.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$649,247,465	$—	$—	$649,247,465
Exchange-Traded Fund	13,327,668	—	—	13,327,668
Short-Term Investment
Affiliated Investment Company	25,103	—	—	25,103
Total Investments in Securities	$662,600,236	$—	$—	$662,600,236

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay High Yield Corporate Bond Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 95.4% †
Convertible Bonds 0.6%
Auto Parts & Equipment 0.3%
Exide Technologies 7.25% (7.25% PIK), due 4/30/27 (a)(b)(c)(d)(e)	$20,533,522	$8,008,074

Real Estate Investment Trusts 0.3%
VEREIT, Inc. 3.75%, due 12/15/20	10,135,000	10,278,942

Total Convertible Bonds (Cost $18,772,776)		18,287,016

Corporate Bonds 93.3%
Advertising 1.2%
Lamar Media Corp.
5.375%, due 1/15/24	5,447,000	5,589,984
5.75%, due 2/1/26	8,465,000	8,949,621
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, due 8/15/27 (c)	8,000,000	8,396,800
5.625%, due 2/15/24	12,030,000	12,375,862
		35,312,267
Aerospace & Defense 1.6%
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, due 8/15/26 (c)	5,287,000	5,498,480
TransDigm UK Holdings PLC 6.875%, due 5/15/26	7,637,000	8,209,775
TransDigm, Inc.
6.00%, due 7/15/22	2,760,000	2,801,400
6.25%, due 3/15/26 (c)	19,950,000	21,421,312
6.50%, due 7/15/24	3,050,000	3,145,313
Triumph Group, Inc. 7.75%, due 8/15/25	5,695,000	5,746,540
		46,822,820
Auto Manufacturers 1.4%
BCD Acquisition, Inc. 9.625%, due 9/15/23 (c)	6,410,000	6,554,225
Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	8,712,869
J.B. Poindexter & Company, Inc. 7.125%, due 4/15/26 (c)	8,055,000	8,336,925
McLaren Finance PLC 5.75%, due 8/1/22 (c)	8,170,000	7,789,278
Navistar International Corp. 6.625%, due 11/1/25 (c)	3,581,000	3,634,715
Wabash National Corp. 5.50%, due 10/1/25 (c)	6,967,000	6,845,078
		41,873,090
Auto Parts & Equipment 3.3%
Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (c)	6,000,000	4,875,000
Adient U.S. LLC 7.00%, due 5/15/26 (c)	4,000,000	4,180,000
American Axle & Manufacturing, Inc.
6.25%, due 4/1/25	4,000,000	3,885,000
6.25%, due 3/15/26	1,470,000	1,403,850
6.50%, due 4/1/27 (f)	3,315,000	3,157,537
Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (c)	4,265,000	4,353,925
Exide International Holdings, L.P. 10.75% (6.25% Cash and 4.50% PIK), due 10/31/21 (a)(b)(c)(d)(e)	9,481,532	9,272,938
Exide Technologies (a)(b)(c)(d)(e)
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	23,703,830	20,408,998
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	9,847,744	7,632,002
IHO Verwaltungs GmbH (a)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	7,143,000	7,000,140
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	6,116,000	6,192,450
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	9,685,000	9,781,850
Meritor, Inc. 6.25%, due 2/15/24	2,000,000	2,057,500
Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (c)	6,640,000	6,754,988
Tenneco, Inc. 5.00%, due 7/15/26	6,982,000	5,707,785
Titan International, Inc. 6.50%, due 11/30/23	1,320,000	1,049,400
		97,713,363
Building Materials 1.4%
Advanced Drainage Systems, Inc. 5.00%, due 9/30/27 (c)	1,740,000	1,763,908
BMC East LLC 5.50%, due 10/1/24 (c)	1,000,000	1,039,088
James Hardie International Finance DAC (c)
4.75%, due 1/15/25	3,300,000	3,399,000
5.00%, due 1/15/28	6,430,000	6,671,125
Patrick Industries, Inc. 7.50%, due 10/15/27 (c)	5,730,000	5,902,473
Summit Materials LLC / Summit Materials Finance Corp.
5.125%, due 6/1/25 (c)	3,270,000	3,351,750
6.125%, due 7/15/23	12,080,000	12,291,400
6.50%, due 3/15/27 (c)	5,135,000	5,481,612
		39,900,356
Chemicals 2.2%
Blue Cube Spinco LLC
9.75%, due 10/15/23	10,370,000	11,303,300
10.00%, due 10/15/25	7,000,000	7,835,362
Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (c)	6,635,000	6,916,988
Neon Holdings, Inc. 10.125%, due 4/1/26 (c)	3,400,000	3,425,500
NOVA Chemicals Corp. 4.875%, due 6/1/24 (c)	2,635,000	2,709,702
Olin Corp.
5.50%, due 8/15/22	3,261,000	3,440,355
5.625%, due 8/1/29	8,120,000	8,447,236
PolyOne Corp. 5.25%, due 3/15/23	8,976,000	9,682,860
TPC Group, Inc. 10.50%, due 8/1/24 (c)	11,178,000	11,653,065
		65,414,368
Coal 0.1%
Natural Resource Partners LP / NRP Finance Corp. 9.125%, due 6/30/25 (c)	3,465,000	3,322,069
Commercial Services 4.8%
Ashtead Capital, Inc. (c)
4.375%, due 8/15/27	2,500,000	2,571,875
5.25%, due 8/1/26	1,500,000	1,591,875
5.625%, due 10/1/24	5,645,000	5,814,350
Cimpress N.V. 7.00%, due 6/15/26 (c)	6,692,000	6,908,152
Flexi-Van Leasing, Inc. 10.00%, due 2/15/23 (c)	8,085,000	7,903,087
Gartner, Inc. 5.125%, due 4/1/25 (c)	14,007,000	14,654,824
Graham Holdings Co. 5.75%, due 6/1/26 (c)	10,288,000	11,059,600
Harsco Corp. 5.75%, due 7/31/27 (c)	4,970,000	5,175,261
IHS Markit, Ltd. (c)
4.75%, due 2/15/25	4,580,000	4,969,300
5.00%, due 11/1/22	20,705,000	22,053,581
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (c)	4,615,000	4,770,756
Matthews International Corp. 5.25%, due 12/1/25 (c)	3,865,000	3,662,088
Nielsen Co. Luxembourg S.A.R.L. (c)
5.00%, due 2/1/25	5,835,000	5,762,062
5.50%, due 10/1/21	1,340,000	1,345,025
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, due 10/1/20	2,000,000	2,005,180
5.00%, due 4/15/22 (c)	20,569,000	20,626,593
Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (c)	2,800,000	2,922,500
Service Corp. International 5.125%, due 6/1/29	701,000	749,194
United Rentals North America, Inc.
4.875%, due 1/15/28	4,560,000	4,742,400
5.25%, due 1/15/30	5,152,000	5,399,966
5.50%, due 5/15/27	2,239,000	2,373,340
6.50%, due 12/15/26	3,420,000	3,726,090
		140,787,099
Computers 0.2%
NCR Corp. 6.375%, due 12/15/23	6,300,000	6,473,250

Cosmetics & Personal Care 0.5%
Edgewell Personal Care Co.
4.70%, due 5/19/21	6,235,000	6,375,287
4.70%, due 5/24/22	7,320,000	7,551,678
		13,926,965
Distribution & Wholesale 0.1%
H&E Equipment Services, Inc. 5.625%, due 9/1/25	1,850,000	1,904,390

Diversified Financial Services 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.625%, due 10/30/20	1,740,000	1,781,203
5.00%, due 10/1/21	3,415,000	3,590,548
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75%, due 7/15/27 (c)	5,710,000	5,950,505
Credit Acceptance Corp.
6.125%, due 2/15/21	3,700,000	3,709,250
6.625%, due 3/15/26 (c)	6,990,000	7,479,300
7.375%, due 3/15/23	6,530,000	6,774,875
Jefferies Finance LLC / JFIN Co-Issuer Corp. (c)
6.25%, due 6/3/26	5,000,000	5,162,500
7.25%, due 8/15/24	3,955,000	3,940,169
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (c)
5.25%, due 3/15/22	6,685,000	6,958,083
5.875%, due 8/1/21	8,560,000	8,695,676
LPL Holdings, Inc. 5.75%, due 9/15/25 (c)	8,510,000	8,850,400
Ocwen Loan Servicing LLC 8.375%, due 11/15/22 (c)	3,210,000	2,680,350
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (c)	5,480,000	5,699,200
VFH Parent LLC / Orchestra Co-Issuer, Inc. 6.75%, due 6/15/22 (c)	6,980,000	7,219,414
Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (c)	4,250,000	3,633,750
		82,125,223
Electric 1.1%
AES Corp. 5.50%, due 4/15/25	2,000,000	2,077,500
Calpine Corp. (c)
5.875%, due 1/15/24	6,485,000	6,630,913
6.00%, due 1/15/22	8,255,000	8,282,654
Keystone Power Pass-Through Holders LLC / Conemaugh Power Pass-Through Holders 13.00% (7.625% Cash or 8.375% PIK), due 6/1/24 (a)(c)(e)	2,706,312	2,787,501
NRG Energy, Inc. 6.625%, due 1/15/27	7,000,000	7,583,450
Talen Energy Supply LLC 6.625%, due 1/15/28 (c)	2,000,000	1,965,000
Vistra Operations Co. LLC 5.00%, due 7/31/27 (c)	3,300,000	3,397,944
		32,724,962
Electrical Components & Equipment 0.4%
Energizer Holdings, Inc. 7.75%, due 1/15/27 (c)	4,555,000	5,075,181
WESCO Distribution, Inc. 5.375%, due 12/15/21	7,160,000	7,204,750
		12,279,931
Electrical Equipment 0.2%
Resideo Funding, Inc. 6.125%, due 11/1/26 (c)	5,469,000	5,769,795

Electronics 0.2%
Itron, Inc. 5.00%, due 1/15/26 (c)	6,365,000	6,557,860

Engineering & Construction 0.4%
Weekley Homes LLC / Weekley Finance Corp.
6.00%, due 2/1/23	7,219,000	7,198,065
6.625%, due 8/15/25	4,095,000	4,105,237
		11,303,302
Entertainment 1.6%
Boyne USA, Inc. 7.25%, due 5/1/25 (c)	3,950,000	4,303,920
Churchill Downs, Inc. (c)
4.75%, due 1/15/28	5,387,000	5,521,675
5.50%, due 4/1/27	7,890,000	8,372,079
International Game Technology PLC 6.25%, due 1/15/27 (c)	7,105,000	7,868,787
Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (c)	2,193,000	2,341,028
Merlin Entertainments PLC 5.75%, due 6/15/26 (c)	9,050,000	9,361,094
Twin River Worldwide Holdings, Inc. 6.75%, due 6/1/27 (c)	8,100,000	8,505,000
		46,273,583
Food 2.0%
B&G Foods, Inc.
4.625%, due 6/1/21	2,190,000	2,190,438
5.25%, due 4/1/25	5,767,000	5,889,549
C&S Group Enterprises LLC 5.375%, due 7/15/22 (c)	17,633,000	17,831,371
Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (c)	5,130,000	5,514,750
Land O'Lakes, Inc. 6.00%, due 11/15/22 (c)	7,880,000	8,353,460
Performance Food Group, Inc. 5.50%, due 10/15/27 (c)	4,610,000	4,852,025
Post Holdings, Inc. 5.50%, due 12/15/29 (c)	2,000,000	2,085,000
Simmons Foods, Inc. 7.75%, due 1/15/24 (c)	1,400,000	1,515,500
TreeHouse Foods, Inc. 6.00%, due 2/15/24 (c)	9,045,000	9,384,188
		57,616,281
Forest Products & Paper 1.3%
Mercer International, Inc.
5.50%, due 1/15/26	1,250,000	1,203,125
6.50%, due 2/1/24	6,005,000	6,155,125
7.375%, due 1/15/25	4,000,000	4,166,400
7.375%, due 1/15/25 (c)	1,000,000	1,041,600
7.75%, due 12/1/22	104,000	108,030
Schweitzer-Mauduit International, Inc. 6.875%, due 10/1/26 (c)	5,900,000	6,239,250
Smurfit Kappa Treasury Funding DAC 7.50%, due 11/20/25	15,843,000	19,170,030
		38,083,560
Gas 1.1%
AmeriGas Partners, L.P. / AmeriGas Finance Corp.
5.50%, due 5/20/25	2,050,000	2,201,187
5.625%, due 5/20/24	7,385,000	7,906,566
5.75%, due 5/20/27	6,430,000	6,928,325
5.875%, due 8/20/26	8,995,000	9,863,467
Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (c)	5,100,000	5,125,500
		32,025,045
Health Care - Products 0.6%
Hill-Rom Holdings, Inc. (c)
4.375%, due 9/15/27	2,500,000	2,555,875
5.75%, due 9/1/23	4,705,000	4,830,624
Hologic, Inc. (c)
4.375%, due 10/15/25	4,080,000	4,182,000
4.625%, due 2/1/28	3,000,000	3,108,750
Teleflex, Inc. 4.625%, due 11/15/27	2,275,000	2,374,531
		17,051,780
Health Care - Services 4.8%
Acadia Healthcare Co., Inc.
5.625%, due 2/15/23	7,087,000	7,219,881
6.50%, due 3/1/24	2,500,000	2,600,000
AHP Health Partners, Inc. 9.75%, due 7/15/26 (c)	4,620,000	4,898,041
Catalent Pharma Solutions, Inc. (c)
4.875%, due 1/15/26	4,890,000	5,030,588
5.00%, due 7/15/27	220,000	228,250
Centene Corp.
4.75%, due 1/15/25	4,605,000	4,727,033
5.375%, due 6/1/26 (c)	3,885,000	4,064,681
5.625%, due 2/15/21	5,305,000	5,380,384
6.125%, due 2/15/24	6,315,000	6,568,863
Charles River Laboratories International, Inc. 5.50%, due 4/1/26 (c)	6,680,000	7,105,716
Eagle Holding Co. II LLC 7.625% (7.625% Cash or 8.317% PIK), due 5/15/22 (a)(c)	3,000,000	3,022,500
Encompass Health Corp.
4.75%, due 2/1/30	4,100,000	4,142,640
5.75%, due 11/1/24	6,398,000	6,464,859
HCA, Inc.
5.00%, due 3/15/24	1,536,000	1,677,233
5.25%, due 4/15/25	4,220,000	4,693,636
5.25%, due 6/15/26	1,675,000	1,865,141
5.375%, due 2/1/25	7,420,000	8,106,350
5.625%, due 9/1/28	2,090,000	2,328,887
5.875%, due 5/1/23	4,800,000	5,280,000
5.875%, due 2/15/26	9,015,000	10,076,967
7.50%, due 2/15/22	1,570,000	1,740,031
7.50%, due 11/6/33	6,000,000	7,200,000
7.58%, due 9/15/25	1,770,000	2,088,600
7.69%, due 6/15/25	9,195,000	11,056,987
8.36%, due 4/15/24	1,020,000	1,214,035
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, due 12/1/26 (c)	10,055,000	10,757,844
Tenet Healthcare Corp. 8.125%, due 4/1/22	3,380,000	3,655,639
WellCare Health Plans, Inc.
5.25%, due 4/1/25	4,455,000	4,638,769
5.375%, due 8/15/26 (c)	2,380,000	2,540,174
		140,373,729
Home Builders 2.6%
Ashton Woods USA LLC / Ashton Woods Finance Co. (c)
6.75%, due 8/1/25	2,237,000	2,231,408
9.875%, due 4/1/27	3,230,000	3,528,775
Brookfield Residential Properties, Inc. (c)
6.375%, due 5/15/25	3,520,000	3,590,400
6.50%, due 12/15/20	12,995,000	12,998,898
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. (c)
6.125%, due 7/1/22	4,100,000	4,163,976
6.25%, due 9/15/27	4,855,000	4,879,275
Century Communities, Inc.
5.875%, due 7/15/25	3,100,000	3,195,635
6.75%, due 6/1/27 (c)	6,775,000	7,276,350
Installed Building Products, Inc. 5.75%, due 2/1/28 (c)	5,230,000	5,393,437
M/I Homes, Inc. 5.625%, due 8/1/25	815,000	839,450
Mattamy Group Corp. 6.50%, due 10/1/25 (c)	3,225,000	3,386,250
New Home Co., Inc. 7.25%, due 4/1/22	5,400,000	5,076,000
Shea Homes, L.P. / Shea Homes Funding Corp. (c)
5.875%, due 4/1/23	2,445,000	2,500,013
6.125%, due 4/1/25	11,175,000	11,454,375
Taylor Morrison Communities, Inc. 5.75%, due 1/15/28 (c)	2,040,000	2,213,400
Williams Scotsman International, Inc. 7.875%, due 12/15/22 (c)	4,935,000	5,157,075
		77,884,717
Household Products & Wares 0.7%
Prestige Brands, Inc. 6.375%, due 3/1/24 (c)	12,915,000	13,431,600
Spectrum Brands, Inc. 5.75%, due 7/15/25	5,540,000	5,780,935
		19,212,535
Insurance 1.3%
American Equity Investment Life Holding Co. 5.00%, due 6/15/27	8,145,000	8,559,723
Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	4,645,000	5,767,319
Fidelity & Guaranty Life Holdings, Inc. 5.50%, due 5/1/25 (c)	5,000,000	5,362,500
HUB International, Ltd. 7.00%, due 5/1/26 (c)	3,000,000	3,081,600
MGIC Investment Corp. 5.75%, due 8/15/23	9,545,000	10,439,844
USI, Inc. 6.875%, due 5/1/25 (c)	5,815,000	5,902,109
		39,113,095
Internet 2.5%
Cogent Communications Group, Inc. (c)
5.375%, due 3/1/22	2,870,000	2,984,800
5.625%, due 4/15/21	11,910,000	12,014,212
Netflix, Inc.
4.875%, due 4/15/28	1,692,000	1,721,525
5.375%, due 11/15/29 (c)	2,500,000	2,606,250
5.50%, due 2/15/22	7,455,000	7,902,300
5.75%, due 3/1/24	10,899,000	11,879,910
5.875%, due 2/15/25	3,320,000	3,645,825
5.875%, due 11/15/28	8,800,000	9,559,440
Symantec Corp. 5.00%, due 4/15/25 (c)	2,489,000	2,516,423
Uber Technologies, Inc. 7.50%, due 9/15/27 (c)	5,115,000	5,102,213
VeriSign, Inc.
4.75%, due 7/15/27	4,900,000	5,132,750
5.25%, due 4/1/25	9,025,000	9,853,495
		74,919,143
Investment Companies 1.0%
Compass Group Diversified Holdings LLC 8.00%, due 5/1/26 (c)	4,140,000	4,378,050
FS Energy & Power Fund 7.50%, due 8/15/23 (c)	17,875,000	18,053,750
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.25%, due 5/15/26 (c)	7,290,000	7,645,387
		30,077,187
Iron & Steel 1.3%
Allegheny Ludlum LLC 6.95%, due 12/15/25	7,400,000	7,696,000
Allegheny Technologies, Inc. 7.875%, due 8/15/23	1,928,000	2,091,437
Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (c)	19,084,000	20,133,620
Mineral Resources, Ltd. 8.125%, due 5/1/27 (c)	8,630,000	8,882,859
		38,803,916
Leisure Time 1.5%
Carlson Travel, Inc. (c)
6.75%, due 12/15/23 (f)	21,868,000	22,360,030
9.50%, due 12/15/24	15,253,000	15,367,397
Vista Outdoor, Inc. 5.875%, due 10/1/23	8,369,000	7,783,170
		45,510,597
Lodging 2.4%
Boyd Gaming Corp.
6.00%, due 8/15/26	9,000,000	9,494,167
6.375%, due 4/1/26	1,935,000	2,051,100
Choice Hotels International, Inc. 5.75%, due 7/1/22	8,283,000	8,924,933
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30 (c)	8,000,000	8,446,800
5.125%, due 5/1/26	10,940,000	11,487,000
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (c)	6,500,000	6,638,125
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, due 9/15/26	7,481,000	8,060,778
MGM Resorts International
5.50%, due 4/15/27	6,405,000	7,018,919
5.75%, due 6/15/25	7,680,000	8,459,904
		70,581,726
Machinery - Diversified 0.9%
Briggs & Stratton Corp. 6.875%, due 12/15/20	5,030,000	5,143,175
Colfax Corp. (c)
6.00%, due 2/15/24	4,540,000	4,804,909
6.375%, due 2/15/26	4,600,000	4,949,312
Stevens Holding Co., Inc. 6.125%, due 10/1/26 (c)	4,724,000	5,025,155
Tennant Co. 5.625%, due 5/1/25	6,770,000	7,040,800
		26,963,351
Media 6.9%
Altice Financing S.A. 7.50%, due 5/15/26 (c)	4,965,000	5,275,263
Altice France S.A. (c)
6.25%, due 5/15/24	1,459,000	1,505,688
7.375%, due 5/1/26	7,000,000	7,505,470
Block Communications, Inc. 6.875%, due 2/15/25 (c)	12,680,000	13,218,900
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, due 3/1/30 (c)	5,440,000	5,522,742
5.00%, due 2/1/28 (c)	8,550,000	8,838,563
5.125%, due 2/15/23	5,130,000	5,213,363
5.125%, due 5/1/27 (c)	12,000,000	12,525,000
5.375%, due 5/1/25 (c)	1,961,000	2,034,538
5.375%, due 6/1/29 (c)	4,780,000	5,090,700
5.75%, due 1/15/24	5,118,000	5,233,155
5.75%, due 2/15/26 (c)	5,090,000	5,380,130
5.875%, due 4/1/24 (c)	8,005,000	8,352,897
5.875%, due 5/1/27 (c)	2,850,000	3,013,875
CSC Holdings LLC (c)
5.375%, due 7/15/23	6,840,000	7,019,550
5.75%, due 1/15/30	9,020,000	9,426,982
6.50%, due 2/1/29	2,660,000	2,956,524
Diamond Sports Group LLC / Diamond Sports Finance Co. (c)
5.375%, due 8/15/26	2,000,000	2,075,000
6.625%, due 8/15/27	3,100,000	3,216,250
DISH DBS Corp.
5.875%, due 7/15/22	7,655,000	7,961,200
5.875%, due 11/15/24	5,275,000	5,228,844
6.75%, due 6/1/21	5,500,000	5,787,650
7.75%, due 7/1/26	8,930,000	9,086,275
Meredith Corp. 6.875%, due 2/1/26	14,550,000	14,786,437
Quebecor Media, Inc. 5.75%, due 1/15/23	15,647,000	17,016,112
Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (b)(d)(e)(g)	7,000,000	7,367,500
Videotron, Ltd.
5.00%, due 7/15/22	3,365,000	3,541,663
5.125%, due 4/15/27 (c)	5,890,000	6,228,675
5.375%, due 6/15/24 (c)	11,450,000	12,516,567
		202,925,513
Metal Fabricate & Hardware 2.0%
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (c)	20,235,000	19,324,425
Novelis Corp. (c)
5.875%, due 9/30/26	20,805,000	21,818,203
6.25%, due 8/15/24	8,760,000	9,154,200
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (c)	3,250,000	2,242,500
Park-Ohio Industries, Inc. 6.625%, due 4/15/27	5,325,000	5,085,375
		57,624,703
Mining 1.2%
Alcoa Nederland Holding B.V. (c)
6.75%, due 9/30/24	2,765,000	2,906,706
7.00%, due 9/30/26	5,745,000	6,233,497
Constellium S.E. (c)
5.875%, due 2/15/26	3,350,000	3,492,375
6.625%, due 3/1/25	1,650,000	1,720,125
First Quantum Minerals, Ltd. (c)
7.25%, due 4/1/23	7,480,000	7,367,800
7.50%, due 4/1/25	2,600,000	2,554,500
Hecla Mining Co. 6.875%, due 5/1/21	8,516,000	8,430,840
Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (c)	2,450,000	2,581,688
		35,287,531
Miscellaneous - Manufacturing 0.9%
Amsted Industries, Inc. (c)
5.375%, due 9/15/24	900,000	919,125
5.625%, due 7/1/27	7,240,000	7,638,200
EnPro Industries, Inc. 5.75%, due 10/15/26	2,910,000	3,102,787
FXI Holdings, Inc. 7.875%, due 11/1/24 (c)	1,750,000	1,522,500
Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (c)	5,855,000	5,833,044
Koppers, Inc. 6.00%, due 2/15/25 (c)	8,265,000	8,270,207
		27,285,863
Oil & Gas 6.5%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (c)
7.00%, due 11/1/26	3,900,000	3,256,500
10.00%, due 4/1/22	4,206,000	4,204,738
California Resources Corp.
5.00%, due 1/15/20	6,330,000	5,823,600
8.00%, due 12/15/22 (c)	16,905,000	8,367,975
Callon Petroleum Co. 6.125%, due 10/1/24	8,080,000	7,958,800
Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 7.625%, due 1/15/22	1,362,000	1,314,330
CNX Resources Corp. 5.875%, due 4/15/22	4,493,000	4,313,280
Comstock Resources, Inc. 9.75%, due 8/15/26	20,370,000	17,025,042
Continental Resources, Inc. 5.00%, due 9/15/22	2,870,000	2,895,178
Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (c)	4,020,000	4,050,150
Gulfport Energy Corp.
6.00%, due 10/15/24	13,395,000	9,689,273
6.375%, due 5/15/25	8,000,000	5,680,000
6.375%, due 1/15/26	3,321,000	2,324,700
Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp. 5.625%, due 2/15/26 (c)	3,300,000	3,448,500
Indigo Natural Resources LLC 6.875%, due 2/15/26 (c)	4,505,000	4,060,131
Matador Resources Co. 5.875%, due 9/15/26	5,835,000	5,846,087
Moss Creek Resources Holdings, Inc. 7.50%, due 1/15/26 (c)	4,065,000	2,992,856
Murphy Oil Corp. 6.875%, due 8/15/24	3,315,000	3,464,175
Murphy Oil USA, Inc.
4.75%, due 9/15/29	2,000,000	2,045,000
5.625%, due 5/1/27	2,994,000	3,158,670
6.00%, due 8/15/23	7,150,000	7,298,720
Oasis Petroleum, Inc. 6.875%, due 3/15/22	1,401,000	1,306,433
Parkland Fuel Corp. 5.875%, due 7/15/27 (c)	3,130,000	3,284,340
Parsley Energy LLC / Parsley Finance Corp. (c)
5.25%, due 8/15/25	3,210,000	3,257,219
5.625%, due 10/15/27	2,445,000	2,524,463
PDC Energy, Inc. 6.125%, due 9/15/24	5,783,000	5,768,543
PetroQuest Energy, Inc. 10.00% (10.00% PIK), due 2/15/24 (a)(b)(d)(e)	6,038,975	3,562,995
QEP Resources, Inc.
5.25%, due 5/1/23	749,000	694,712
5.625%, due 3/1/26	5,580,000	4,814,424
Range Resources Corp.
5.75%, due 6/1/21	7,035,000	6,982,238
5.875%, due 7/1/22	7,720,000	7,391,900
Rex Energy Corp. (Escrow Claim) 8.00%, due 10/1/20 (e)(g)(h)	40,580,000	182,610
Southwestern Energy Co.
6.20%, due 1/23/25	3,601,000	3,168,808
7.50%, due 4/1/26	8,100,000	7,067,250
SRC Energy, Inc. 6.25%, due 12/1/25	8,490,000	8,404,930
Sunoco, L.P. / Sunoco Finance Corp. 6.00%, due 4/15/27	4,000,000	4,259,920
Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22	9,828,857	10,025,434
Transocean Pontus, Ltd. 6.125%, due 8/1/25 (c)	1,780,000	1,806,700
Transocean Poseidon, Ltd. 6.875%, due 2/1/27 (c)	1,500,000	1,560,000
Transocean Sentry, Ltd. 5.375%, due 5/15/23 (c)	3,000,000	2,996,250
Ultra Resources, Inc. 6.875%, due 4/15/22 (c)	9,675,000	689,344
Whiting Petroleum Corp. 6.625%, due 1/15/26 (f)	4,000,000	2,700,000
		191,666,218
Oil & Gas Services 0.4%
Forum Energy Technologies, Inc. 6.25%, due 10/1/21	13,290,000	11,030,700
Nine Energy Service, Inc. 8.75%, due 11/1/23 (c)	2,287,000	1,852,470
		12,883,170
Pharmaceuticals 0.5%
Bausch Health Americas, Inc. 9.25%, due 4/1/26 (c)	1,435,000	1,630,504
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (c)
6.00%, due 7/15/23	3,034,000	1,860,904
6.00%, due 2/1/25	6,060,000	3,575,400
Par Pharmaceutical, Inc. 7.50%, due 4/1/27 (c)	5,210,000	4,773,662
Vizient, Inc. 6.25%, due 5/15/27 (c)	2,325,000	2,493,563
		14,334,033
Pipelines 4.6%
ANR Pipeline Co.
7.375%, due 2/15/24	395,000	455,621
9.625%, due 11/1/21	5,950,000	6,792,014
Antero Midstream Partners, L.P. / Antero Midstream Finance Corp.
5.375%, due 9/15/24	3,810,000	3,427,857
5.75%, due 1/15/28 (c)	4,055,000	3,365,650
Cheniere Corpus Christi Holdings LLC 5.875%, due 3/31/25	3,000,000	3,337,890
Cheniere Energy Partners, L.P.
5.25%, due 10/1/25	4,630,000	4,803,625
5.625%, due 10/1/26	4,600,000	4,881,290
CNX Midstream Partners, L.P. / CNX Midstream Finance Corp. 6.50%, due 3/15/26 (c)	6,022,000	5,555,897
Delek Logistics Partners, L.P. / Delek Logistics Finance Corp. 6.75%, due 5/15/25	2,575,000	2,549,250
Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.75%, due 8/1/22	11,065,000	11,226,549
Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (c)	6,340,000	6,617,375
MPLX, L.P.
4.875%, due 12/1/24	5,790,000	6,355,860
4.875%, due 6/1/25	9,383,000	10,322,257
6.25%, due 10/15/22 (c)	524,000	537,120
6.375%, due 5/1/24 (c)	2,440,000	2,559,335
NGPL PipeCo LLC (c)
4.375%, due 8/15/22	2,500,000	2,591,513
4.875%, due 8/15/27	5,280,000	5,659,659
Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,702,285
NuStar Logistics, L.P. 6.75%, due 2/1/21	6,125,000	6,382,862
Plains All American Pipeline, L.P. 6.125%, due 11/15/22 (i)(j)	9,015,000	8,491,769
Ruby Pipeline LLC 6.00%, due 4/1/22 (c)	1,808,182	1,873,061
Sabine Pass Liquefaction LLC 5.875%, due 6/30/26	5,985,000	6,857,606
SemGroup Corp.
6.375%, due 3/15/25	3,001,000	3,106,035
7.25%, due 3/15/26	885,000	958,013
SemGroup Corp. / Rose Rock Finance Corp. 5.625%, due 7/15/22	1,359,000	1,379,399
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 5.50%, due 9/15/24 (c)	9,560,000	9,512,200
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.875%, due 4/15/26	5,915,000	6,268,125
TransMontaigne Partners, L.P. / TLP Finance Corp. 6.125%, due 2/15/26	6,055,000	5,827,938
		134,398,055
Real Estate 1.2%
CBRE Services, Inc. 5.25%, due 3/15/25	2,295,000	2,569,657
Howard Hughes Corp. 5.375%, due 3/15/25 (c)	9,580,000	9,963,200
Kennedy-Wilson, Inc. 5.875%, due 4/1/24	7,505,000	7,699,680
Newmark Group, Inc. 6.125%, due 11/15/23	8,105,000	8,792,563
Realogy Group LLC / Realogy Co-Issuer Corp. 9.375%, due 4/1/27 (c)	7,599,000	7,059,623
		36,084,723
Real Estate Investment Trusts 4.6%
Crown Castle International Corp. 5.25%, due 1/15/23	24,840,000	27,045,019
CTR Partnership, L.P. / CareTrust Capital Corp. 5.25%, due 6/1/25	3,500,000	3,613,750
Equinix, Inc.
5.375%, due 1/1/22	5,715,000	5,843,588
5.375%, due 4/1/23	10,555,000	10,789,321
5.375%, due 5/15/27	16,710,000	18,015,469
5.75%, due 1/1/25	8,740,000	9,100,962
5.875%, due 1/15/26	14,253,000	15,163,909
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
4.50%, due 9/1/26	2,000,000	2,120,000
5.625%, due 5/1/24	19,120,000	20,960,300
5.75%, due 2/1/27 (c)	6,655,000	7,472,234
MPT Operating Partnership, L.P. / MPT Finance Corp. 5.00%, due 10/15/27	6,070,000	6,358,325
Ryman Hospitality Properties, Inc. 4.75%, due 10/15/27 (c)	6,675,000	6,867,173
Starwood Property Trust, Inc. 5.00%, due 12/15/21	2,962,000	3,058,265
		136,408,315
Retail 3.5%
Asbury Automotive Group, Inc. 6.00%, due 12/15/24	16,060,000	16,622,100
Beacon Roofing Supply, Inc. 4.875%, due 11/1/25 (c)	9,570,000	9,377,164
Cumberland Farms, Inc. 6.75%, due 5/1/25 (c)	7,297,000	7,815,087
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (c)	10,520,000	10,704,100
Group 1 Automotive, Inc.
5.00%, due 6/1/22	6,735,000	6,802,350
5.25%, due 12/15/23 (c)	2,690,000	2,763,975
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (c)
4.75%, due 6/1/27	5,275,000	5,492,594
5.00%, due 6/1/24	10,600,000	10,997,500
5.25%, due 6/1/26	7,500,000	7,938,750
KGA Escrow, LLC 7.50%, due 8/15/23 (c)	5,350,000	5,604,125
L Brands, Inc.
5.625%, due 2/15/22	2,908,000	3,064,305
6.694%, due 1/15/27	4,399,000	4,322,017
Penske Automotive Group, Inc. 5.75%, due 10/1/22	6,670,000	6,759,245
Yum! Brands, Inc. 4.75%, due 1/15/30 (c)	5,080,000	5,245,913
		103,509,225
Semiconductors 0.3%
Micron Technology, Inc. 5.50%, due 2/1/25	7,643,000	7,854,374
Sensata Technologies, Inc. 4.375%, due 2/15/30 (c)	1,370,000	1,368,288
		9,222,662
Software 4.0%
ACI Worldwide, Inc. 5.75%, due 8/15/26 (c)	4,405,000	4,669,300
Ascend Learning LLC 6.875%, due 8/1/25 (c)	8,215,000	8,502,525
CDK Global, Inc.
5.25%, due 5/15/29 (c)	3,920,000	4,057,200
5.875%, due 6/15/26	10,900,000	11,594,875
Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24	5,365,000	5,566,187
Fair Isaac Corp. 5.25%, due 5/15/26 (c)	3,590,000	3,832,325
IQVIA, Inc. 5.00%, due 10/15/26 (c)	9,792,000	10,257,120
MSCI, Inc. (c)
4.75%, due 8/1/26	3,570,000	3,739,575
5.25%, due 11/15/24	7,312,000	7,549,640
5.375%, due 5/15/27	6,230,000	6,650,525
5.75%, due 8/15/25	15,590,000	16,350,012
Open Text Corp. (c)
5.625%, due 1/15/23	1,882,000	1,926,698
5.875%, due 6/1/26	5,085,000	5,429,255
PTC, Inc. 6.00%, due 5/15/24	14,350,000	15,031,625
RP Crown Parent LLC 7.375%, due 10/15/24 (c)	7,110,000	7,394,400
SS&C Technologies, Inc. 5.50%, due 9/30/27 (c)	5,750,000	6,008,894
		118,560,156
Telecommunications 7.7%
Anixter, Inc. 5.125%, due 10/1/21	2,425,000	2,522,000
CenturyLink, Inc. 5.80%, due 3/15/22	9,925,000	10,458,469
CommScope Technologies LLC 6.00%, due 6/15/25 (c)	1,500,000	1,357,500
CommScope, Inc. 8.25%, due 3/1/27 (c)	8,924,000	8,686,956
Connect Finco SARL / Connect U.S. Finco LLC 6.75%, due 10/1/26 (c)	9,025,000	9,194,219
Frontier Communications Corp.
6.25%, due 9/15/21	5,500,000	2,447,500
10.50%, due 9/15/22	9,315,000	4,308,187
11.00%, due 9/15/25	7,995,000	3,657,713
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	7,035,000	7,527,450
6.625%, due 8/1/26	6,460,000	7,012,072
7.625%, due 6/15/21	10,195,000	10,985,112
Inmarsat Finance PLC 4.875%, due 5/15/22 (c)	6,750,000	6,832,282
Level 3 Financing, Inc.
5.375%, due 5/1/25	6,300,000	6,525,477
5.625%, due 2/1/23	4,000,000	4,050,000
Level 3 Parent LLC 5.75%, due 12/1/22	1,920,000	1,927,680
QualityTech, L.P. / QTS Finance Corp. 4.75%, due 11/15/25 (c)	6,650,000	6,849,500
Sprint Capital Corp.
6.875%, due 11/15/28	30,530,000	33,283,806
8.75%, due 3/15/32	2,350,000	2,898,608
Sprint Communications, Inc. 7.00%, due 3/1/20 (c)	12,085,000	12,281,381
Sprint Corp. 7.875%, due 9/15/23	14,030,000	15,411,394
T-Mobile USA, Inc.
4.50%, due 2/1/26	3,345,000	3,443,009
4.75%, due 2/1/28	9,585,000	10,030,702
5.125%, due 4/15/25	7,520,000	7,783,200
5.375%, due 4/15/27	9,500,000	10,212,500
6.00%, due 4/15/24	6,840,000	7,096,500
6.375%, due 3/1/25	9,700,000	10,048,812
6.50%, due 1/15/24	7,505,000	7,785,012
6.50%, due 1/15/26	10,150,000	10,913,178
		225,530,219
Textiles 0.4%
Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC 7.50%, due 5/1/25 (c)	12,445,000	11,169,388

Toys, Games & Hobbies 0.6%
Mattel, Inc. 6.75%, due 12/31/25 (c)	16,965,000	17,701,960

Transportation 0.1%
Teekay Corp. 9.25%, due 11/15/22 (c)	1,500,000	1,526,250

Trucking & Leasing 0.3%
Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (c)	8,000,000	8,360,000

Utilities 0.1%
NextEra Energy Operating Partners, L.P. 3.875%, due 10/15/26 (c)	3,900,000	3,909,243
Total Corporate Bonds (Cost $2,705,871,303)		2,747,088,582

Loan Assignments 1.5%
Auto Parts & Equipment 0.1%
Dealer Tire LLC 2018 Term Loan B 7.544% (1 Month LIBOR + 5.50%), due 12/12/25 (k)	2,850,675	2,848,893

Banks 0.3%
Jane Street Group LLC 2018 Term Loan B 5.046% (1 Month LIBOR + 3.00%), due 8/25/22 (k)	10,219,038	10,193,491

Mining 0.1%
Aleris International, Inc. 2018 Term Loan 6.794% (1 Month LIBOR + 4.75%), due 2/27/23 (k)	2,962,500	2,960,648

Oil & Gas 0.2%
PetroQuest Energy, Inc. Term Loan Note 10.013%, due 3/2/20 (d)	4,893,078	4,893,078

Retail Stores 0.7%
Bass Pro Group LLC Term Loan B 7.044% (1 Month LIBOR + 5.00%), due 9/25/24 (k)	21,570,123	20,741,011

Software 0.0% ‡
RP Crown Parent LLC 2016 Term Loan B 4.804% (3 Month LIBOR + 2.75%), due 10/12/23 (k)	395,929	395,731

Transportation 0.1%
Commercial Barge Line Co. 2015 1st Lien Term Loan 10.794% (1 Month LIBOR + 8.75%), due 11/12/20 (k)	5,526,485	3,094,831
Total Loan Assignments (Cost $46,982,882)		45,127,683
Total Long-Term Bonds (Cost $2,771,626,961)		2,810,503,281

	Shares
Common Stocks 1.6%
Auto Parts & Equipment 0.1%
American Tire Distributors, Inc. (d)(e)(l)	44,740	1,252,720
Exide Technologies (b)(d)(e)(g)(l)	2,173,379	2,042,976
		3,295,696
Electric Utilities 0.1%
Keycon Power Holdings LLC (e)(l)	11,280	3,384,000

Independent Power & Renewable Electricity Producers 0.8%
GenOn Energy, Inc. (d)(l)	115,826	23,744,330
PetroQuest Energy, Inc. (b)(d)(e)(l)	668,661	267,465
		24,011,795
Media 0.0% ‡
ION Media Networks, Inc. (b)(d)(e)(g)	725	287,571

Metals & Mining 0.1%
Neenah Enterprises, Inc. (b)(d)(e)(g)(l)	230,859	3,169,694

Oil, Gas & Consumable Fuels 0.5%
Talos Energy, Inc. (l)	637,880	12,968,100
Titan Energy LLC (l)	25,911	1,016
		12,969,116
Software 0.0% ‡
ASG Corp. (b)(d)(e)(l)	3,368	0

Total Common Stocks (Cost $62,822,541)		47,117,872

Short-Term Investments 2.3%
Unaffiliated Investment Companies 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88% (m)	65,238,895	65,238,895
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (m)(n)	1,406,893	1,406,893
Total Unaffiliated Investment Companies (Cost $66,645,788)		66,645,788
Total Short-Term Investments (Cost $66,645,788)		66,645,788
Total Investments (Cost $2,901,095,290)	99.3%	2,924,266,941
Other Assets, Less Liabilities	0.7	21,867,230
Net Assets	100.0%	$2,946,134,171

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, the total market value of fair valued securities was $91,910,341, which represented 3.1% of the Portfolio's net assets.
(e)	Illiquid security - As of September 30, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $69,627,044, which represented 2.4% of the Portfolio's net assets.
(f)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $1,362,123. The Portfolio received cash collateral with a value of $1,406,893.
(g)	Restricted security.
(h)	Issue in non-accrual status.
(i)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(j)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2019.
(k)	Floating rate - Rate shown was the rate in effect as of September 30, 2019.
(l)	Non-income producing security.
(m)	Current yield as of September 30, 2019.
(n)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$10,278,942	$8,008,074	$18,287,016
Corporate Bonds (c)	—	2,698,844,149	48,244,433	2,747,088,582
Loan Assignments	—	45,127,683	—	45,127,683
Total Long-Term Bonds	—	2,754,250,774	56,252,507	2,810,503,281
Common Stocks (d)	16,353,116	24,997,050	5,767,706	47,117,872
Short-Term Investments
Unaffiliated Investment Companies	66,645,788	—	—	66,645,788
Total Investments in Securities	$82,998,904	$2,779,247,824	$62,020,213	$2,924,266,941

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $8,008,074 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $37,313,938, $7,367,500 and $3,562,995 are held in Auto Parts & Equipment, Media, and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $2,042,976, $267,465, $287,571, $3,169,694 and $0 are held in Auto Parts & Equipment, Independent Power & Renewable Electricity Producers, Media, Metals & Mining, and Software, respectively, within the Common Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2019
Long-Term Bonds
Convertible Bonds	$15,211,523	$313,442	$(20,435,825)	$13,619,918	$9,704,586	(b)	$(10,405,570)	$-	$-	$8,008,074	$(710,915)
Corporate Bonds	57,312,734	(460,079)	(3,531,810)	(9,255,912)	50,406,584	(b)	(46,227,084)	-	-	48,244,433	(7,631,320)
Loan Assignments	7,095,644	-	-	-	-		-	-	(7,095,644)	-	-
Common Stocks	5,812,876	-	-	(4,769,061)	5,465,680		-	-	(741,789)	5,767,706	(4,769,061)
Total	$85,432,777	$(146,637)	$(23,967,635)	$(405,055)	$65,576,850		$(56,632,654)	$-	$(7,837,433)	$62,020,213	$(13,111,296)

(a) Purchases include PIK securities.

As of September 30, 2019, securities with a market value of $7,837,433 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2018, the fair value obtained for these securities, utilized significant unobservable inputs.

MainStay VP MacKay International Equity Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks 96.1% †
Canada 4.5%
Bank of Nova Scotia (Banks)	200,656	$11,397,037
Constellation Software, Inc. (Software)	9,440	9,427,887
		20,824,924
China 3.5%
Tencent Holdings, Ltd. (Interactive Media & Services)	382,018	16,094,306

Denmark 3.3%
Novo Nordisk A/S, Class B (Pharmaceuticals)	296,847	15,260,647

France 2.4%
Teleperformance S.E. (Professional Services)	50,833	11,020,143

Germany 9.0%
Carl Zeiss Meditec A.G. (Health Care Equipment & Supplies)	52,310	5,963,801
Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	166,122	11,171,694
Scout24 A.G. (Interactive Media & Services) (a)	242,681	13,833,885
Symrise A.G. (Chemicals)	112,576	10,940,132
		41,909,512
India 5.2%
HDFC Bank, Ltd. (Banks)	678,185	11,746,665
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	437,261	12,198,413
		23,945,078
Ireland 6.4%
Accenture PLC, Class A (IT Services)	59,408	11,427,129
ICON PLC (Life Sciences Tools & Services) (b)	122,409	18,035,742
		29,462,871
Italy 2.7%
Banca IFIS S.p.A. (Diversified Financial Services)	315,934	5,272,035
DiaSorin S.p.A. (Health Care Equipment & Supplies)	61,232	7,121,141
		12,393,176
Japan 14.5%
CyberAgent, Inc. (Media) (c)	198,400	7,614,890
Lion Corp. (Household Products)	475,100	9,363,590
MonotaRO Co., Ltd. (Trading Companies & Distributors)	249,200	6,513,195
Relo Group, Inc. (Real Estate Management & Development)	379,300	9,289,123
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	165,444	5,646,135
TechnoPro Holdings, Inc. (Professional Services)	170,600	10,097,942
Tsuruha Holdings, Inc. (Food & Staples Retailing)	43,040	4,685,140
ZOZO, Inc. (Internet & Direct Marketing Retail) (c)	617,358	14,228,496
		67,438,511
Mexico 1.4%
Regional S.A.B. de C.V. (Banks)	1,428,099	6,544,911

Netherlands 7.7%
GrandVision N.V. (Specialty Retail) (a)	76,866	2,302,278
IMCD N.V. (Trading Companies & Distributors)	119,456	8,834,145
Koninklijke DSM N.V. (Chemicals)	100,746	12,122,818
Koninklijke Philips N.V. (Health Care Equipment & Supplies)	270,029	12,508,523
		35,767,764
Spain 5.3%
Amadeus IT Group S.A. (IT Services)	157,334	11,270,076
Industria de Diseno Textil S.A. (Specialty Retail)	423,721	13,116,110
		24,386,186
Sweden 3.8%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	370,325	17,854,059

Switzerland 3.7%
Sika A.G., Registered (Chemicals)	31,644	4,629,051
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	135,061	12,584,984
		17,214,035
Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	143,539	6,671,693

United Kingdom 20.1%
Big Yellow Group PLC (Equity Real Estate Investment Trusts)	463,413	5,920,110
Compass Group PLC (Hotels, Restaurants & Leisure)	419,241	10,788,946
Diageo PLC (Beverages)	159,018	6,516,698
Experian PLC (Professional Services)	180,200	5,758,470
HomeServe PLC (Commercial Services & Supplies)	617,582	9,005,863
Johnson Matthey PLC (Chemicals)	391,521	14,716,229
LivaNova PLC (Health Care Equipment & Supplies) (b)	139,193	10,271,051
Prudential PLC (Insurance)	945,177	17,141,593
St. James's Place PLC (Capital Markets)	1,106,525	13,325,004
		93,443,964
United States 1.2%
Samsonite International S.A. (Textiles, Apparel & Luxury Goods) (a)	2,597,640	5,501,719

Total Common Stocks (Cost $422,550,012)		445,733,499

Short-Term Investments 0.5%
Affiliated Investment Company 0.1%
United States 0.1%
MainStay U.S. Government Liquidity Fund, 1.81% (d)	425,985	425,985

Unaffiliated Investment Company 0.4%
United States 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (d)(e)	2,043,630	2,043,630
Total Short-Term Investments (Cost $2,469,615)		2,469,615
Total Investments (Cost $425,019,627)	96.6%	448,203,114
Other Assets, Less Liabilities	3.4	15,628,482
Net Assets	100.0%	$463,831,596

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $21,746,365; the total market value of collateral held by the Portfolio was $22,882,477. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $20,838,847.
(d)	Current yield as of September 30, 2019.
(e)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$445,733,499	$—	$—	$445,733,499
Short-Term Investments
Affiliated Investment Company	425,985	—	—	425,985
Unaffiliated Investment Company	2,043,630	—	—	2,043,630
Total Short-Term Investments	2,469,615	—	—	2,469,615
Total Investments in Securities	$448,203,114	$—	$—	$448,203,114

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Mid Cap Core Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.1% †
Aerospace & Defense 2.6%
Arconic, Inc.	75,865	$1,972,490
Curtiss-Wright Corp.	31,507	4,076,061
HEICO Corp., Class A	11,865	1,154,583
Hexcel Corp.	14,778	1,213,717
L3Harris Technologies, Inc.	22,604	4,716,098
Spirit AeroSystems Holdings, Inc., Class A	69,049	5,678,590
Teledyne Technologies, Inc. (a)	13,207	4,252,522
		23,064,061
Airlines 0.8%
JetBlue Airways Corp. (a)	14,287	239,307
United Airlines Holdings, Inc. (a)	75,840	6,705,015
		6,944,322
Banks 1.4%
Bank OZK	108,593	2,961,331
East West Bancorp, Inc.	43,370	1,920,857
Fifth Third Bancorp	34,947	956,849
First Hawaiian, Inc.	78,735	2,102,225
Signature Bank	34,512	4,114,521
Synovus Financial Corp.	10,545	377,089
		12,432,872
Beverages 0.1%
Molson Coors Brewing Co., Class B	10,180	585,350

Biotechnology 1.5%
Alkermes PLC (a)	133,215	2,599,025
Exelixis, Inc. (a)	105,375	1,863,557
Incyte Corp. (a)	78,998	5,864,021
United Therapeutics Corp. (a)	32,975	2,629,756
		12,956,359
Building Products 1.0%
Fortune Brands Home & Security, Inc.	5,412	296,036
Masco Corp.	67,769	2,824,612
Owens Corning	87,484	5,528,989
		8,649,637
Capital Markets 2.7%
Ameriprise Financial, Inc.	48,901	7,193,337
Evercore, Inc., Class A	25,660	2,055,366
Janus Henderson Group PLC	82,852	1,860,856
LPL Financial Holdings, Inc.	69,436	5,686,808
Morningstar, Inc.	13,596	1,986,919
Raymond James Financial, Inc.	61,045	5,033,771
		23,817,057
Chemicals 0.9%
Cabot Corp.	22,181	1,005,243
CF Industries Holdings, Inc.	85,746	4,218,703
Huntsman Corp.	118,086	2,746,681
Olin Corp.	9,789	183,250
		8,153,877
Commercial Services & Supplies 2.6%
ADT, Inc. (b)	120,838	757,654
Cintas Corp.	21,572	5,783,453
Clean Harbors, Inc. (a)	68,905	5,319,466
IAA, Inc. (a)	119,620	4,991,743
KAR Auction Services, Inc.	203,873	5,005,082
Republic Services, Inc.	12,289	1,063,613
		22,921,011
Communications Equipment 0.3%
EchoStar Corp., Class A (a)	68,262	2,704,540

Construction & Engineering 0.6%
AECOM (a)	70,274	2,639,492
Fluor Corp.	145,479	2,783,013
		5,422,505
Consumer Finance 2.4%
Discover Financial Services	93,715	7,599,349
OneMain Holdings, Inc.	33,697	1,236,006
SLM Corp.	568,207	5,014,427
Synchrony Financial	219,985	7,499,289
		21,349,071
Containers & Packaging 1.4%
Ardagh Group S.A.	23,732	372,118
Ball Corp.	71,335	5,193,901
Berry Global Group, Inc. (a)	69,482	2,728,558
Silgan Holdings, Inc.	103,864	3,119,555
WestRock Co.	15,279	556,920
		11,971,052
Diversified Consumer Services 1.7%
Bright Horizons Family Solutions, Inc. (a)	2,365	360,663
Frontdoor, Inc. (a)	98,265	4,772,731
H&R Block, Inc.	208,926	4,934,832
Service Corporation International	6,032	288,390
ServiceMaster Global Holdings, Inc. (a)	84,818	4,741,326
		15,097,942
Diversified Financial Services 1.0%
AXA Equitable Holdings, Inc.	255,630	5,664,761
Voya Financial, Inc.	65,390	3,559,831
		9,224,592
Diversified Telecommunication Services 0.1%
CenturyLink, Inc.	46,753	583,477

Electric Utilities 1.6%
Entergy Corp.	51,510	6,045,214
Evergy, Inc.	863	57,441
FirstEnergy Corp.	4,602	221,954
Hawaiian Electric Industries, Inc.	1,908	87,024
PG&E Corp. (a)	60,851	608,510
Pinnacle West Capital Corp.	28,997	2,814,739
PPL Corp.	132,141	4,161,120
		13,996,002
Electrical Equipment 0.2%
Regal Beloit Corp.	21,936	1,598,038

Electronic Equipment, Instruments & Components 3.0%
Arrow Electronics, Inc. (a)	75,741	5,648,764
Avnet, Inc.	120,127	5,343,850
CDW Corp.	56,917	7,014,451
Jabil, Inc.	170,569	6,101,253
Keysight Technologies, Inc. (a)	22,536	2,191,626
		26,299,944
Energy Equipment & Services 0.2%
Patterson-UTI Energy, Inc.	245,377	2,097,973

Entertainment 0.7%
Lions Gate Entertainment Corp., Class B (a)	114,301	998,991
Live Nation Entertainment, Inc. (a)	9,512	631,026
Take-Two Interactive Software, Inc. (a)	27,411	3,435,695
Viacom, Inc., Class A (b)	29,501	774,696
		5,840,408
Equity Real Estate Investment Trusts 9.8%
Alexandria Real Estate Equities, Inc.	4,286	660,215
American Campus Communities, Inc.	42,592	2,047,823
American Homes 4 Rent, Class A	79,292	2,052,870
Americold Realty Trust	56,805	2,105,761
Apartment Investment & Management Co., Class A	41,843	2,181,694
Apple Hospitality REIT, Inc.	705	11,689
AvalonBay Communities, Inc.	9,829	2,116,479
Boston Properties, Inc.	7,722	1,001,234
Brandywine Realty Trust	71,049	1,076,392
Brookfield Property REIT, Inc., Class A	34,433	702,089
Camden Property Trust	20,861	2,315,780
Colony Capital, Inc.	303,466	1,826,865
Columbia Property Trust, Inc.	60,718	1,284,186
Corporate Office Properties Trust	56,524	1,683,285
CubeSmart	19,163	668,789
Digital Realty Trust, Inc.	13,511	1,753,863
Duke Realty Corp.	61,019	2,072,815
Empire State Realty Trust, Inc., Class A	109,754	1,566,190
EPR Properties	25,262	1,941,637
Equity LifeStyle Properties, Inc.	19,180	2,562,448
Equity Residential	42,426	3,659,667
Essex Property Trust, Inc.	3,509	1,146,215
Extra Space Storage, Inc.	8,370	977,783
Gaming and Leisure Properties, Inc.	56,246	2,150,847
HCP, Inc.	18,895	673,229
Healthcare Trust of America, Inc., Class A	37,888	1,113,149
Host Hotels & Resorts, Inc.	160,810	2,780,405
Invitation Homes, Inc.	95,406	2,824,972
Lamar Advertising Co., Class A	26,042	2,133,621
Life Storage, Inc.	17,465	1,840,986
Medical Properties Trust, Inc.	117,618	2,300,608
Mid-America Apartment Communities, Inc.	22,967	2,985,940
Outfront Media, Inc.	62,439	1,734,555
Park Hotels & Resorts, Inc.	37,610	939,122
Rayonier, Inc.	61,448	1,732,834
Realty Income Corp.	19,088	1,463,668
Retail Properties of America, Inc., Class A	133,404	1,643,537
SBA Communications Corp.	17,742	4,278,483
Service Properties Trust	9,108	234,895
SITE Centers Corp.	135,368	2,045,410
Sun Communities, Inc.	12,100	1,796,245
UDR, Inc.	5,934	287,680
Ventas, Inc.	59,325	4,332,505
VEREIT, Inc.	179,740	1,757,857
Weingarten Realty Investors	46,459	1,353,351
Welltower, Inc.	60,675	5,500,189
Weyerhaeuser Co.	36,840	1,020,468
WP Carey, Inc.	5,010	448,395
		86,788,720
Food & Staples Retailing 0.5%
Sprouts Farmers Market, Inc. (a)	47,368	916,097
U.S. Foods Holding Corp. (a)	86,666	3,561,973
		4,478,070
Food Products 2.6%
Bunge, Ltd.	101,340	5,737,871
Flowers Foods, Inc.	59,690	1,380,630
Hershey Co.	32,346	5,013,306
Pilgrim's Pride Corp. (a)	153,217	4,909,839
Seaboard Corp.	61	266,875
TreeHouse Foods, Inc. (a)	9,081	503,541
Tyson Foods, Inc., Class A	57,379	4,942,627
		22,754,689
Health Care Equipment & Supplies 3.4%
Cooper Cos., Inc.	9,876	2,933,172
DENTSPLY SIRONA, Inc.	75,554	4,027,784
Hill-Rom Holdings, Inc.	48,086	5,060,090
Hologic, Inc. (a)	125,539	6,338,464
IDEXX Laboratories, Inc. (a)	3,778	1,027,352
Integra LifeSciences Holdings Corp. (a)	18,921	1,136,584
ResMed, Inc.	6,654	899,022
STERIS PLC	41,114	5,940,562
Varian Medical Systems, Inc. (a)	12,224	1,455,756
Zimmer Biomet Holdings, Inc.	8,094	1,111,063
		29,929,849
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	73,382	6,041,540
Cardinal Health, Inc.	36,701	1,731,920
Centene Corp. (a)	149,654	6,474,032
McKesson Corp.	54,198	7,406,699
MEDNAX, Inc. (a)	51,408	1,162,849
		22,817,040
Health Care Technology 1.2%
Cerner Corp.	104,913	7,151,919
Veeva Systems, Inc., Class A (a)	25,445	3,885,197
		11,037,116
Hotels, Restaurants & Leisure 4.7%
Aramark	138,070	6,017,091
Caesars Entertainment Corp. (a)	262,711	3,063,210
Chipotle Mexican Grill, Inc. (a)	5,825	4,895,738
Darden Restaurants, Inc.	53,141	6,282,329
Extended Stay America, Inc.	322,266	4,717,974
Hilton Worldwide Holdings, Inc.	26,991	2,513,132
MGM Resorts International	89,370	2,477,336
Norwegian Cruise Line Holdings, Ltd. (a)	29,812	1,543,367
Royal Caribbean Cruises, Ltd.	7,327	793,734
Wynn Resorts, Ltd.	20,554	2,234,631
Yum China Holdings, Inc.	147,716	6,710,738
		41,249,280
Household Durables 2.1%
NVR, Inc. (a)	1,682	6,252,583
PulteGroup, Inc.	154,111	5,632,757
Roku, Inc. (a)	9,545	971,299
Toll Brothers, Inc.	136,954	5,621,962
		18,478,601
Independent Power & Renewable Electricity Producers 0.8%
AES Corp.	376,901	6,158,562
NRG Energy, Inc.	18,634	737,907
		6,896,469
Insurance 6.7%
American Financial Group, Inc.	3,636	392,143
American National Insurance Co.	10,062	1,244,971
Arch Capital Group, Ltd. (a)	3,560	149,449
Assurant, Inc.	20,621	2,594,534
Athene Holding, Ltd., Class A (a)	132,609	5,577,534
Brighthouse Financial, Inc. (a)	135,596	5,487,570
Cincinnati Financial Corp.	8,374	976,994
Everest Re Group, Ltd.	13,022	3,465,024
Fidelity National Financial, Inc.	135,934	6,036,829
First American Financial Corp.	92,202	5,440,840
Hanover Insurance Group, Inc.	26,883	3,643,722
Hartford Financial Services Group, Inc.	13,689	829,690
Kemper Corp.	33,386	2,602,439
Lincoln National Corp.	36,793	2,219,354
Mercury General Corp.	63,553	3,551,342
Old Republic International Corp.	235,106	5,541,448
Reinsurance Group of America, Inc.	37,485	5,993,102
Unum Group	92,430	2,747,020
Willis Towers Watson PLC	1,394	269,000
		58,763,005
Interactive Media & Services 1.2%
IAC/InterActiveCorp (a)	15,513	3,381,369
TripAdvisor, Inc. (a)	48,783	1,886,926
Twitter, Inc. (a)	131,607	5,422,208
		10,690,503
Internet & Direct Marketing Retail 1.3%
Expedia Group, Inc.	51,616	6,937,707
Qurate Retail, Inc., Series A (a)	455,067	4,694,016
		11,631,723
IT Services 6.9%
Akamai Technologies, Inc. (a)	69,925	6,389,746
Amdocs, Ltd.	87,336	5,773,783
Booz Allen Hamilton Holding Corp.	80,600	5,724,212
CACI International, Inc., Class A (a)	23,506	5,435,998
DXC Technology Co.	82,043	2,420,269
Euronet Worldwide, Inc. (a)	29,048	4,249,722
Fiserv, Inc. (a)	26,756	2,771,654
Genpact, Ltd.	125,967	4,881,221
Global Payments, Inc.	24,850	3,951,150
GoDaddy, Inc., Class A (a)	92,618	6,110,936
Leidos Holdings, Inc.	70,501	6,054,626
Square, Inc., Class A (a)	38,374	2,377,269
Switch, Inc., Class A (b)	19,423	303,387
VeriSign, Inc. (a)	24,657	4,651,050
		61,095,023
Life Sciences Tools & Services 2.1%
Avantor, Inc. (a)	164,130	2,412,711
Bruker Corp.	27,337	1,200,914
Charles River Laboratories International, Inc. (a)	25,046	3,315,339
IQVIA Holdings, Inc. (a)	50,692	7,572,371
PRA Health Sciences, Inc. (a)	41,263	4,094,528
		18,595,863
Machinery 1.9%
AGCO Corp.	35,171	2,662,445
Allison Transmission Holdings, Inc.	41,664	1,960,291
Cummins, Inc.	45,154	7,345,201
Timken Co.	108,036	4,700,646
		16,668,583
Media 1.5%
Altice U.S.A., Inc., Class A (a)	141,090	4,046,461
Fox Corp., Class B	79,083	2,494,278
John Wiley & Sons, Inc., Class A	33,154	1,456,787
News Corp.
Class A	290,074	4,037,830
Class B	98,246	1,404,426
		13,439,782
Metals & Mining 0.3%
Steel Dynamics, Inc.	98,143	2,924,661

Multi-Utilities 2.2%
CenterPoint Energy, Inc.	218,579	6,596,714
Consolidated Edison, Inc.	44,545	4,208,166
DTE Energy Co.	32,725	4,351,116
MDU Resources Group, Inc.	117,867	3,322,671
WEC Energy Group, Inc.	10,608	1,008,821
		19,487,488
Multiline Retail 0.7%
Dollar General Corp.	40,721	6,472,196

Oil, Gas & Consumable Fuels 1.4%
Devon Energy Corp.	119,137	2,866,436
HollyFrontier Corp.	69,482	3,727,015
PBF Energy, Inc., Class A	210,133	5,713,516
		12,306,967
Personal Products 0.4%
Nu Skin Enterprises, Inc., Class A	83,596	3,555,338

Pharmaceuticals 0.2%
Horizon Therapeutics PLC (a)	11,968	325,889
Mylan N.V. (a)	51,950	1,027,571
		1,353,460
Professional Services 2.5%
IHS Markit, Ltd. (a)	24,860	1,662,637
ManpowerGroup, Inc.	63,760	5,371,142
Nielsen Holdings PLC	256,227	5,444,824
TransUnion	61,372	4,977,883
Verisk Analytics, Inc.	31,192	4,932,703
		22,389,189
Real Estate Management & Development 0.9%
CBRE Group, Inc., Class A (a)	78,483	4,160,384
Jones Lang LaSalle, Inc.	27,657	3,845,982
		8,006,366
Road & Rail 0.2%
Schneider National, Inc., Class B	70,082	1,522,181

Semiconductors & Semiconductor Equipment 3.8%
Entegris, Inc.	120,780	5,683,907
KLA Corp.	12,754	2,033,625
Lam Research Corp.	22,915	5,295,886
MKS Instruments, Inc.	60,637	5,595,582
ON Semiconductor Corp. (a)	166,346	3,195,507
Qorvo, Inc. (a)	75,328	5,584,818
Teradyne, Inc.	101,854	5,898,365
		33,287,690
Software 5.8%
Atlassian Corp. PLC, Class A (a)	5,805	728,179
Cadence Design Systems, Inc. (a)	102,391	6,765,997
CDK Global, Inc.	117,950	5,672,216
Dropbox, Inc., Class A (a)	272,605	5,498,443
Fair Isaac Corp. (a)	1,946	590,650
Fortinet, Inc. (a)	74,673	5,731,899
LogMeIn, Inc.	39,022	2,769,001
New Relic, Inc. (a)	8,778	539,408
Nuance Communications, Inc. (a)	313,939	5,120,345
Palo Alto Networks, Inc. (a)	15,371	3,133,071
SS&C Technologies Holdings, Inc.	16,608	856,475
Symantec Corp.	267,065	6,310,746
Synopsys, Inc. (a)	51,311	7,042,435
		50,758,865
Specialty Retail 2.5%
AutoNation, Inc. (a)	102,533	5,198,423
AutoZone, Inc. (a)	7,119	7,721,410
Best Buy Co., Inc.	95,696	6,602,067
Williams-Sonoma, Inc.	36,545	2,484,329
		22,006,229
Technology Hardware, Storage & Peripherals 0.2%
Xerox Holdings Corp.	69,680	2,084,129

Textiles, Apparel & Luxury Goods 0.7%
Skechers U.S.A., Inc., Class A (a)	156,207	5,834,331

Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp.	53,365	671,332

Trading Companies & Distributors 0.0% ‡
WESCO International, Inc. (a)	1,884	89,999

Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.	11,745	463,575

Wireless Telecommunication Services 0.0% ‡
Telephone & Data Systems, Inc.	16,582	427,816

Total Common Stocks (Cost $780,793,557)		864,666,218

Exchange-Traded Funds 1.8%
iShares Core S&P Mid-Cap ETF	75,174	14,525,872
SPDR S&P 500 ETF Trust	4,550	1,350,304

Total Exchange-Traded Funds (Cost $15,806,495)		15,876,176

Short-Term Investments 0.3%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 1.81% (c)	310,283	310,283

Unaffiliated Investment Company 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio,2.07% (c)(d)	2,238,581	2,238,581
Total Short-Term Investments (Cost $2,548,864)		2,548,864
Total Investments (Cost $799,148,916)	100.2%	883,091,258
Other Assets, Less Liabilities	(0.2)	(1,811,027)
Net Assets	100.0%	$881,280,231

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $2,924,330; the total market value of collateral held by the Portfolio was $3,034,089. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $795,508.
(c)	Current yield as of September 30, 2019.
(d)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$864,666,218	$—	$—	$864,666,218
Exchange-Traded Funds	15,876,176	—	—	15,876,176
Short-Term Investments
Affiliated Investment Company	310,283	—	—	310,283
Unaffiliated Investment Company	2,238,581	—	—	2,238,581
Total Short-Term Investments	2,548,864	—	—	2,548,864
Total Investments in Securities	$883,091,258	$—	$—	$883,091,258

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Small Cap Core Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks 99.2% †
Aerospace & Defense 1.6%
Aerojet Rocketdyne Holdings, Inc. (a)	44,400	$2,242,644
Ducommun, Inc. (a)	40,600	1,721,440
Mercury Systems, Inc. (a)	12,800	1,038,976
Moog, Inc., Class A	26,200	2,125,344
Vectrus, Inc. (a)	42,500	1,727,625
		8,856,029
Air Freight & Logistics 0.1%
Radiant Logistics, Inc. (a)	50,200	259,534

Airlines 0.3%
SkyWest, Inc.	23,900	1,371,860

Auto Components 0.6%
Adient PLC	54,900	1,260,504
Dana, Inc.	150,300	2,170,332
		3,430,836
Banks 7.8%
Amalgamated Bank, Class A	1,100	17,622
Amerant Bancorp, Inc. (a)(b)	1,300	27,261
Bancorp, Inc. (a)	183,200	1,813,680
Bank of Commerce Holdings	5,600	60,984
BayCom Corp. (a)	7,700	174,867
BCB Bancorp, Inc.	31,500	404,460
Boston Private Financial Holdings, Inc.	43,700	509,324
Bridge Bancorp, Inc.	36,690	1,084,556
Cadence Bancorp	131,200	2,301,248
Capstar Financial Holdings, Inc.	10,900	180,722
Central Valley Community Bancorp	300	6,105
Century Bancorp, Inc., Class A	9,800	858,480
Civista Bancshares, Inc.	36,900	801,837
Coastal Financial Corp. (a)	1,100	16,621
ConnectOne Bancorp, Inc.	45,000	999,000
Customers Bancorp, Inc. (a)	88,700	1,839,638
Eagle Bancorp, Inc.	26,100	1,164,582
Esquire Financial Holdings, Inc. (a)	100	2,480
Farmers National Banc Corp.	26,800	388,064
Financial Institutions, Inc.	55,500	1,674,990
First Business Financial Services, Inc.	19,000	457,520
First Financial Northwest, Inc.	21,800	322,204
First Foundation, Inc.	121,000	1,848,275
First Internet Bancorp	51,500	1,102,615
First Midwest Bancorp, Inc.	112,900	2,199,292
First Northwest Bancorp	6,100	105,652
First of Long Island Corp.	30,400	691,600
Flushing Financial Corp.	43,300	874,877
Franklin Financial Network, Inc.	38,200	1,154,022
Great Southern Bancorp, Inc.	10,400	592,280
Hancock Whitney Corp.	59,700	2,286,211
Hanmi Financial Corp.	92,500	1,737,150
IberiaBank Corp.	16,200	1,223,748
Investar Holding Corp.	3,100	73,780
Lakeland Bancorp, Inc.	10,600	163,558
LCNB Corp.	8,000	141,920
Level One Bancorp, Inc.	3,000	72,360
Mercantile Bank Corp.	5,900	193,520
Metropolitan Bank Holding Corp. (a)	23,400	920,322
MidWestOne Financial Group, Inc.	29,300	894,236
Northeast Bank	10,300	228,351
OFG Bancorp	69,100	1,513,290
Orrstown Financial Services, Inc.	16,700	365,730
PCB Bancorp	18,200	299,390
Peapack-Gladstone Financial Corp.	43,800	1,227,714
Preferred Bank / Los Angeles CA	35,000	1,833,300
RBB Bancorp	53,400	1,051,446
Renasant Corp.	9,600	336,096
Republic Bancorp, Inc., Class A	15,200	660,440
SB One Bancorp	9,000	203,040
SmartFinancial, Inc. (a)	22,900	477,007
TriState Capital Holdings, Inc. (a)	30,100	633,304
Unity Bancorp, Inc.	1,000	22,150
WesBanco, Inc.	59,100	2,208,567
		42,441,488
Beverages 0.8%
Boston Beer Co., Inc., Class A (a)	6,300	2,293,704
Coca-Cola Consolidated, Inc.	6,900	2,096,703
Craft Brew Alliance, Inc. (a)	24,800	203,112
		4,593,519
Biotechnology 6.7%
ACADIA Pharmaceuticals, Inc. (a)	39,200	1,410,808
Acceleron Pharma, Inc. (a)	26,402	1,043,143
Aimmune Therapeutics, Inc. (a)(b)	28,700	600,978
Amicus Therapeutics, Inc. (a)	115,340	925,027
AnaptysBio, Inc. (a)	14,100	493,359
Arena Pharmaceuticals, Inc. (a)	19,983	914,622
Arrowhead Pharmaceuticals, Inc. (a)(b)	34,500	972,210
Atara Biotherapeutics, Inc. (a)	34,500	487,140
Audentes Therapeutics, Inc. (a)	23,500	660,115
Biohaven Pharmaceutical Holding Co., Ltd. (a)	15,000	625,800
Blueprint Medicines Corp. (a)	18,900	1,388,583
Editas Medicine, Inc. (a)(b)	31,400	714,036
Emergent BioSolutions, Inc. (a)	20,292	1,060,866
Enanta Pharmaceuticals, Inc. (a)	10,700	642,856
FibroGen, Inc. (a)	29,719	1,099,009
Global Blood Therapeutics, Inc. (a)	22,900	1,111,108
Halozyme Therapeutics, Inc. (a)	80,400	1,247,004
Heron Therapeutics, Inc. (a)	39,300	727,050
Immunomedics, Inc. (a)	71,800	952,068
Insmed, Inc. (a)	40,390	712,480
Intercept Pharmaceuticals, Inc. (a)(b)	11,900	789,684
Invitae Corp. (a)	35,000	674,450
Iovance Biotherapeutics, Inc. (a)	42,700	777,140
Ironwood Pharmaceuticals, Inc. (a)	67,152	576,500
Ligand Pharmaceuticals, Inc. (a)	7,827	779,099
Madrigal Pharmaceuticals, Inc. (a)(b)	5,900	508,698
Medicines Co. (a)(b)	26,700	1,335,000
Mirati Therapeutics, Inc. (a)	9,800	763,518
Momenta Pharmaceuticals, Inc. (a)	49,469	641,118
Myriad Genetics, Inc. (a)	29,310	839,145
Natera, Inc. (a)	22,600	741,280
OPKO Health, Inc. (a)(b)	233,600	488,224
Portola Pharmaceuticals, Inc. (a)(b)	30,842	827,182
Prothena Corp. PLC (a)	59,907	469,671
PTC Therapeutics, Inc. (a)	25,500	862,410
Radius Health, Inc. (a)	26,533	683,225
REGENXBIO, Inc. (a)	18,200	647,920
Repligen Corp. (a)	18,876	1,447,600
Retrophin, Inc. (a)	38,900	450,851
Sangamo Therapeutics, Inc. (a)	55,100	498,655
Spark Therapeutics, Inc. (a)	12,416	1,204,104
Spectrum Pharmaceuticals, Inc. (a)	74,115	614,784
Ultragenyx Pharmaceutical, Inc. (a)	24,144	1,032,880
Vanda Pharmaceuticals, Inc. (a)	30,400	403,712
Xencor, Inc. (a)	19,531	658,781
		36,503,893
Building Products 1.9%
American Woodmark Corp. (a)	22,900	2,036,039
Builders FirstSource, Inc. (a)	115,300	2,372,298
Patrick Industries, Inc. (a)	43,000	1,843,840
Quanex Building Products Corp.	97,700	1,766,416
Universal Forest Products, Inc.	56,200	2,241,256
		10,259,849
Capital Markets 1.2%
Donnelley Financial Solutions, Inc. (a)	13,400	165,088
Federated Investors, Inc., Class B	76,900	2,492,329
GAMCO Investors, Inc., Class A	2,100	41,055
INTL FCStone, Inc. (a)	41,700	1,712,202
Ladenburg Thalmann Financial Services, Inc.	169,200	401,004
Silvercrest Asset Management Group, Inc.	1,000	12,300
Waddell & Reed Financial, Inc., Class A (b)	113,000	1,941,340
		6,765,318
Chemicals 1.9%
AdvanSix, Inc. (a)	71,700	1,844,124
FutureFuel Corp.	21,700	259,098
Hawkins, Inc.	20,200	858,500
Koppers Holdings, Inc. (a)	17,500	511,175
Kraton Corp. (a)	29,200	942,868
Stepan Co.	19,300	1,873,258
Tredegar Corp.	94,100	1,836,832
Trinseo S.A.	46,900	2,014,355
		10,140,210
Commercial Services & Supplies 3.1%
ABM Industries, Inc.	60,800	2,208,256
Herman Miller, Inc.	53,800	2,479,642
Kimball International, Inc., Class B	40,900	789,370
Knoll, Inc.	66,400	1,683,240
LSC Communications, Inc.	15,700	21,666
McGrath RentCorp.	21,800	1,517,062
Quad/Graphics, Inc.	10,700	112,457
R.R. Donnelley & Sons Co.	221,900	836,563
Steelcase, Inc., Class A	123,700	2,276,080
Tetra Tech, Inc.	33,000	2,863,080
Viad Corp.	30,700	2,061,505
		16,848,921
Communications Equipment 0.8%
CalAmp Corp. (a)	9,400	108,288
Casa Systems, Inc. (a)	2,000	15,710
Clearfield, Inc. (a)	2,900	34,365
Comtech Telecommunications Corp.	6,400	208,000
DASAN Zhone Solutions, Inc. (a)	600	5,496
Digi International, Inc. (a)	1,900	25,878
Extreme Networks, Inc. (a)	111,300	809,708
InterDigital, Inc.	8,800	461,736
Lumentum Holdings, Inc. (a)	1,600	85,696
NetScout Systems, Inc. (a)	77,700	1,791,762
Plantronics, Inc.	3,600	134,352
Viavi Solutions, Inc. (a)	64,100	897,720
		4,578,711
Construction & Engineering 2.1%
EMCOR Group, Inc.	34,200	2,945,304
Great Lakes Dredge & Dock Corp. (a)	183,600	1,918,620
IES Holdings, Inc. (a)	2,300	47,357
MasTec, Inc. (a)	42,100	2,733,553
MYR Group, Inc. (a)	58,500	1,830,465
Sterling Construction Co., Inc. (a)	140,600	1,848,890
		11,324,189
Construction Materials 0.4%
U.S. Concrete, Inc. (a)	36,900	2,039,832

Consumer Finance 0.6%
Elevate Credit, Inc. (a)	72,600	305,646
Enova International, Inc. (a)	76,800	1,593,600
EZCORP, Inc., Class A (a)	57,600	371,808
FirstCash, Inc.	10,100	925,867
Green Dot Corp., Class A (a)	600	15,150
		3,212,071
Containers & Packaging 0.0% ‡
Myers Industries, Inc.	3,100	54,715
UFP Technologies, Inc. (a)	2,900	111,940
		166,655
Distributors 0.4%
Core-Mark Holding Co., Inc.	62,400	2,003,976
Weyco Group, Inc.	2,000	45,220
		2,049,196
Diversified Consumer Services 1.3%
Career Education Corp. (a)	103,100	1,638,259
Carriage Services, Inc.	9,900	202,356
Collectors Universe, Inc.	26,900	766,112
K12, Inc. (a)	69,500	1,834,800
Laureate Education, Inc., Class A (a)	96,300	1,596,173
Select Interior Concepts, Inc., Class A (a)	64,600	837,862
		6,875,562
Diversified Financial Services 0.2%
Cannae Holdings, Inc. (a)	47,200	1,296,584

Diversified Telecommunication Services 0.2%
ATN International, Inc.	1,700	99,229
IDT Corp., Class B (a)	64,300	677,079
Iridium Communications, Inc. (a)	20,400	434,112
		1,210,420
Electric Utilities 0.9%
Genie Energy, Ltd., Class B	47,900	357,334
Portland General Electric Co.	53,800	3,032,706
Spark Energy, Inc., Class A	154,600	1,631,030
		5,021,070
Electrical Equipment 1.2%
American Superconductor Corp. (a)(b)	65,900	516,656
Atkore International Group, Inc. (a)	66,500	2,018,275
AZZ, Inc.	18,700	814,572
Encore Wire Corp.	34,200	1,924,776
Generac Holdings, Inc. (a)	700	54,838
Powell Industries, Inc.	25,300	990,495
Preformed Line Products Co.	2,100	114,639
		6,434,251
Electronic Equipment, Instruments & Components 3.9%
Anixter International, Inc. (a)	15,500	1,071,360
AVX Corp.	9,300	141,360
Belden, Inc.	36,200	1,930,908
Benchmark Electronics, Inc.	59,200	1,720,352
CTS Corp.	2,100	67,956
ePlus, Inc. (a)	20,500	1,559,845
Insight Enterprises, Inc. (a)	37,300	2,077,237
Iteris, Inc. (a)	2,600	14,937
Itron, Inc. (a)	23,900	1,767,644
KEMET Corp.	13,400	243,612
Kimball Electronics, Inc. (a)	5,800	84,158
Knowles Corp. (a)	5,100	103,734
Methode Electronics, Inc.	10,800	363,312
Napco Security Technologies, Inc. (a)	800	20,416
OSI Systems, Inc. (a)	9,600	974,976
PC Connection, Inc.	12,600	490,140
Plexus Corp. (a)	8,100	506,331
Rogers Corp. (a)	3,700	505,827
Sanmina Corp. (a)	61,874	1,986,774
ScanSource, Inc. (a)	3,200	97,760
Tech Data Corp. (a)	23,400	2,439,216
TTM Technologies, Inc. (a)	114,200	1,392,669
Vishay Intertechnology, Inc.	96,700	1,637,131
		21,197,655
Energy Equipment & Services 0.8%
C&J Energy Services, Inc. (a)	69,500	745,735
Exterran Corp. (a)	55,800	728,748
FTS International, Inc. (a)	110,600	247,744
Keane Group, Inc. (a)	105,500	639,330
Matrix Service Co. (a)	86,900	1,489,466
ProPetro Holding Corp. (a)	74,000	672,660
		4,523,683
Entertainment 0.0% ‡
Marcus Corp.	100	3,701
Rosetta Stone, Inc. (a)	13,600	236,640
		240,341
Equity Real Estate Investment Trusts 5.4%
American Assets Trust, Inc.	44,900	2,098,626
Braemar Hotels & Resorts, Inc.	95,000	892,050
CareTrust REIT, Inc.	15,800	371,379
City Office REIT, Inc.	82,000	1,179,980
Corepoint Lodging, Inc.	23,500	237,585
EastGroup Properties, Inc.	23,200	2,900,464
Franklin Street Properties Corp.	13,000	109,980
GEO Group, Inc.	123,527	2,141,958
Gladstone Commercial Corp.	31,600	742,600
Industrial Logistics Properties Trust	24,200	514,250
Lexington Realty Trust	227,500	2,331,875
NexPoint Residential Trust, Inc.	26,200	1,225,112
Preferred Apartment Communities, Inc., Class A	2,700	39,015
PS Business Parks, Inc.	14,900	2,711,055
Retail Value, Inc.	11,600	429,664
Rexford Industrial Realty, Inc.	60,500	2,663,210
Ryman Hospitality Properties, Inc.	28,300	2,315,223
Summit Hotel Properties, Inc.	128,100	1,485,960
Sunstone Hotel Investors, Inc.	182,300	2,504,802
Uniti Group, Inc. (b)	115,200	894,528
Xenia Hotels & Resorts, Inc.	76,900	1,624,128
		29,413,444
Food & Staples Retailing 0.8%
Ingles Markets, Inc., Class A	5,600	217,616
Natural Grocers by Vitamin Cottage, Inc. (a)	87,300	872,127
Performance Food Group Co. (a)	64,200	2,953,842
SpartanNash Co.	10,800	127,764
Village Super Market, Inc., Class A	100	2,645
		4,173,994
Food Products 1.7%
Farmer Brothers Co. (a)	4,200	54,390
Fresh Del Monte Produce, Inc.	62,400	2,128,464
J&J Snack Foods Corp.	12,400	2,380,800
John B. Sanfilippo & Son, Inc.	19,900	1,922,340
Sanderson Farms, Inc.	15,000	2,269,950
Seneca Foods Corp., Class A (a)	12,700	395,986
Simply Good Foods Co. (a)	12,500	362,375
		9,514,305
Health Care Equipment & Supplies 4.8%
Accuray, Inc. (a)	209,300	579,761
AngioDynamics, Inc. (a)	26,900	495,498
CONMED Corp.	24,000	2,307,600
CryoLife, Inc. (a)	5,300	143,895
Cutera, Inc. (a)	27,500	803,825
Globus Medical, Inc., Class A (a)	25,700	1,313,784
Haemonetics Corp. (a)	16,800	2,119,152
Integer Holdings Corp. (a)	30,800	2,327,248
Invacare Corp.	31,400	235,500
Lantheus Holdings, Inc. (a)	80,700	2,022,745
Meridian Bioscience, Inc.	29,400	279,006
Natus Medical, Inc. (a)	47,100	1,499,664
NovoCure, Ltd. (a)	23,600	1,764,808
NuVasive, Inc. (a)	40,000	2,535,200
Orthofix Medical, Inc. (a)	37,000	1,961,740
RTI Surgical Holdings, Inc. (a)	68,700	195,795
SeaSpine Holdings Corp. (a)	53,700	655,677
Surmodics, Inc. (a)	17,700	809,598
Tandem Diabetes Care, Inc. (a)	39,000	2,300,220
Varex Imaging Corp. (a)	66,300	1,892,202
Zynex, Inc. (b)	6,300	59,913
		26,302,831
Health Care Providers & Services 2.0%
AMN Healthcare Services, Inc. (a)	23,500	1,352,660
Corvel Corp. (a)	6,000	454,200
Cross Country Healthcare, Inc. (a)	41,700	429,510
Ensign Group, Inc.	45,900	2,177,037
Hanger, Inc. (a)	40,700	829,466
Magellan Health, Inc. (a)	14,700	912,870
National Healthcare Corp.	4,800	392,880
Providence Service Corp. (a)	8,300	493,518
R1 RCM, Inc. (a)	161,200	1,439,516
RadNet, Inc. (a)	75,400	1,082,744
Tenet Healthcare Corp. (a)	51,700	1,143,604
Triple-S Management Corp., Class B (a)	12,114	162,328
		10,870,333
Health Care Technology 1.2%
Computer Programs & Systems, Inc.	35,100	793,611
HealthStream, Inc. (a)	50,200	1,299,678
HMS Holdings Corp. (a)	68,600	2,364,299
Inovalon Holdings, Inc., Class A (a)(b)	5,000	81,950
NextGen Healthcare, Inc. (a)	51,100	800,737
Omnicell, Inc. (a)	20,100	1,452,627
		6,792,902
Hotels, Restaurants & Leisure 1.8%
BBX Capital Corp.	7,900	36,893
Bloomin' Brands, Inc.	63,577	1,203,513
Century Casinos, Inc. (a)	57,500	444,475
Chuy's Holdings, Inc. (a)	21,800	539,768
Cracker Barrel Old Country Store, Inc. (b)	10,200	1,659,030
Denny's Corp. (a)	19,500	443,917
Everi Holdings, Inc. (a)	210,200	1,778,292
Habit Restaurants, Inc., Class A (a)	34,000	297,160
J. Alexander's Holdings, Inc. (a)	41,400	485,208
Lindblad Expeditions Holdings, Inc. (a)	2,700	45,252
RCI Hospitality Holdings, Inc.	20,800	430,144
SeaWorld Entertainment, Inc. (a)(b)	65,700	1,729,224
Texas Roadhouse, Inc.	5,000	262,600
Wingstop, Inc.	5,100	445,128
		9,800,604
Household Durables 4.1%
Bassett Furniture Industries, Inc.	7,600	116,280
Beazer Homes USA, Inc. (a)	126,800	1,889,320
Ethan Allen Interiors, Inc.	20,100	383,910
Flexsteel Industries, Inc.	14,400	213,408
Installed Building Products, Inc. (a)	33,000	1,892,220
KB Home	79,300	2,696,200
M/I Homes, Inc. (a)	52,200	1,965,330
MDC Holdings, Inc.	55,000	2,370,500
Meritage Homes Corp. (a)	34,700	2,441,145
Skyline Champion Corp. (a)	62,800	1,889,652
Taylor Morrison Home Corp. (a)	97,900	2,539,526
TopBuild Corp. (a)	24,200	2,333,606
TRI Pointe Group, Inc. (a)	8,900	133,856
Universal Electronics, Inc. (a)	23,800	1,211,420
		22,076,373
Household Products 0.4%
Central Garden & Pet Co., Class A (a)	70,300	1,949,068

Independent Power & Renewable Electricity Producers 0.1%
Atlantic Power Corp. (a)(b)	250,100	585,234

Insurance 3.1%
American Equity Investment Life Holding Co.	92,000	2,226,400
Argo Group International Holdings, Ltd.	32,300	2,268,752
Crawford & Co.
Class A	26,000	282,880
Class B	7,300	73,657
Donegal Group, Inc., Class A	3,300	48,378
eHealth, Inc. (a)	1,500	100,185
Employers Holdings, Inc.	37,900	1,651,682
Fednat Holding Co.	15,600	218,244
Genworth Financial, Inc., Class A (a)	502,600	2,211,440
Hallmark Financial Services, Inc. (a)	70,000	1,339,100
Heritage Insurance Holdings, Inc.	54,300	811,785
National General Holdings Corp.	85,300	1,963,606
Selective Insurance Group, Inc.	18,900	1,421,091
State Auto Financial Corp.	4,500	145,755
Stewart Information Services Corp.	50,300	1,951,137
Tiptree, Inc.	19,100	139,048
		16,853,140
Interactive Media & Services 0.4%
DHI Group, Inc. (a)	238,500	918,225
Liberty TripAdvisor Holdings, Inc., Class A (a)	6,900	64,929
Travelzoo (a)	91,200	974,928
		1,958,082
Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc., Class A (a)	117,900	1,744,330
Lands' End, Inc. (a)(b)	41,700	473,087
Rubicon Project, Inc. (a)	53,800	468,598
		2,686,015
IT Services 2.2%
Brightcove, Inc. (a)	46,400	486,272
Cardtronics PLC, Class A (a)	27,500	831,600
Cass Information Systems, Inc.	2,900	156,571
CSG Systems International, Inc.	9,300	480,624
Endurance International Group Holdings, Inc. (a)	18,200	68,250
EVERTEC, Inc.	17,000	530,740
ExlService Holdings, Inc. (a)	2,200	147,312
KBR, Inc.	62,700	1,538,658
LiveRamp Holdings, Inc. (a)	18,500	794,760
MAXIMUS, Inc.	17,724	1,369,356
Perficient, Inc. (a)	44,900	1,732,242
Perspecta, Inc.	79,800	2,084,376
Science Applications International Corp.	15,900	1,388,865
Sykes Enterprises, Inc. (a)	10,800	330,912
TTEC Holdings, Inc.	3,700	177,156
Unisys Corp. (a)	14,400	106,992
		12,224,686
Leisure Products 0.2%
Malibu Boats, Inc., Class A (a)	2,400	73,632
MasterCraft Boat Holdings, Inc. (a)	52,800	788,040
		861,672
Life Sciences Tools & Services 0.9%
Fluidigm Corp. (a)	1,300	6,019
Medpace Holdings, Inc. (a)	27,600	2,319,504
Syneos Health, Inc. (a)	47,925	2,550,089
		4,875,612
Machinery 3.2%
Blue Bird Corp. (a)	15,600	296,946
Commercial Vehicle Group, Inc. (a)	250,500	1,806,105
EnPro Industries, Inc.	29,800	2,045,770
Hyster-Yale Materials Handling, Inc.	200	10,946
L.B. Foster Co., Class A (a)	69,400	1,503,898
Lydall, Inc. (a)	15,700	391,087
Meritor, Inc. (a)	106,600	1,972,100
Miller Industries, Inc.	39,400	1,312,020
Mueller Industries, Inc.	73,200	2,099,376
Navistar International Corp. (a)	61,800	1,737,198
Park-Ohio Holdings Corp.	36,300	1,083,918
Spartan Motors, Inc.	18,400	252,448
SPX Corp. (a)	12,100	484,121
TriMas Corp. (a)	26,800	821,420
Wabash National Corp.	128,300	1,861,633
		17,678,986
Marine 0.2%
Matson, Inc.	25,900	971,509
Safe Bulkers, Inc. (a)(b)	11,800	20,650
		992,159
Media 0.7%
Central European Media Enterprises, Ltd., Class A (a)	187,500	842,812
Entravision Communications Corp., Class A	296,100	941,598
Fluent, Inc. (a)	156,100	426,934
Lee Enterprises, Inc. (a)	68,300	139,332
Marchex, Inc., Class B (a)	30,000	94,200
Scholastic Corp.	39,900	1,506,624
		3,951,500
Metals & Mining 0.9%
Materion Corp.	23,900	1,466,504
Olympic Steel, Inc.	5,200	74,880
Ryerson Holding Corp. (a)	28,000	238,840
Schnitzer Steel Industries, Inc., Class A	75,300	1,555,698
Warrior Met Coal, Inc.	88,600	1,729,472
		5,065,394
Mortgage Real Estate Investment Trusts 0.3%
Cherry Hill Mortgage Investment Corp.	5,700	74,670
PennyMac Mortgage Investment Trust	70,600	1,569,438
		1,644,108
Oil, Gas & Consumable Fuels 2.8%
Adams Resources & Energy, Inc.	900	27,900
Amplify Energy Corp.	134,100	827,397
Clean Energy Fuels Corp. (a)	134,200	277,123
CONSOL Energy, Inc. (a)	2,300	35,949
Contura Energy, Inc. (a)	2,400	67,104
CVR Energy, Inc.	47,900	2,109,037
Delek U.S. Holdings, Inc.	66,600	2,417,580
Hallador Energy Co.	81,700	295,754
NACCO Industries, Inc., Class A	9,100	581,581
Overseas Shipholding Group, Inc., Class A (a)	162,200	283,850
Par Pacific Holdings, Inc. (a)	66,900	1,529,334
PDC Energy, Inc. (a)	30,400	843,600
Peabody Energy Corp.	91,500	1,346,880
QEP Resources, Inc.	80,600	298,220
REX American Resources Corp. (a)	13,200	1,007,556
Sandridge Energy, Inc. (a)	104,400	490,680
Teekay Tankers, Ltd., Class A (a)	149,200	193,960
World Fuel Services Corp.	59,300	2,368,442
		15,001,947
Personal Products 0.0% ‡
LifeVantage Corp. (a)	17,700	242,490
Nature's Sunshine Products, Inc. (a)	300	2,487
		244,977
Pharmaceuticals 2.1%
Akorn, Inc. (a)	371,000	1,409,800
Amphastar Pharmaceuticals, Inc. (a)	85,100	1,687,533
ANI Pharmaceuticals, Inc. (a)	24,400	1,778,272
Assertio Therapeutics, Inc. (a)	162,700	208,256
BioDelivery Sciences International, Inc. (a)	312,200	1,314,362
Endo International PLC (a)	61,500	197,415
Lannett Co., Inc. (a)(b)	8,800	98,560
Osmotica Pharmaceuticals PLC (a)(b)	4,000	15,360
Pacira BioSciences, Inc. (a)	55,400	2,109,078
Phibro Animal Health Corp., Class A	69,200	1,476,036
Siga Technologies, Inc. (a)	195,900	1,003,008
		11,297,680
Professional Services 1.4%
Barrett Business Services, Inc.	20,900	1,856,338
BG Staffing, Inc.	24,700	472,017
Heidrick & Struggles International, Inc.	53,800	1,468,740
Kelly Services, Inc., Class A	51,400	1,244,908
Kforce, Inc.	5,700	215,659
TriNet Group, Inc. (a)	22,400	1,393,056
TrueBlue, Inc. (a)	37,908	799,859
		7,450,577
Real Estate Management & Development 0.7%
Altisource Portfolio Solutions S.A. (a)(b)	69,900	1,413,378
Marcus & Millichap, Inc. (a)	24,300	862,407
RMR Group, Inc., Class A	38,700	1,760,076
		4,035,861
Road & Rail 0.2%
ArcBest Corp.	39,200	1,193,640
Universal Logistics Holdings, Inc.	100	2,328
		1,195,968
Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries, Inc. (a)	10,768	618,191
Alpha & Omega Semiconductor, Ltd. (a)	2,900	35,612
Amkor Technology, Inc. (a)	25,300	230,230
Cabot Microelectronics Corp.	1,900	268,299
CEVA, Inc. (a)	6,100	182,146
Cirrus Logic, Inc. (a)	41,500	2,223,570
Diodes, Inc. (a)	11,500	461,725
Enphase Energy, Inc. (a)	25,500	566,865
Ichor Holdings, Ltd. (a)	60,500	1,462,890
Inphi Corp. (a)	12,600	769,230
Lattice Semiconductor Corp. (a)	39,900	729,571
Nanometrics, Inc. (a)	6,000	195,720
NeoPhotonics Corp. (a)	4,700	28,623
Photronics, Inc. (a)	142,700	1,552,576
Rambus, Inc. (a)	29,800	391,125
Silicon Laboratories, Inc. (a)	10,200	1,135,770
Smart Global Holdings, Inc. (a)	4,800	122,304
Synaptics, Inc. (a)	34,020	1,359,099
Ultra Clean Holdings, Inc. (a)	10,200	149,277
Xperi Corp.	24,000	496,320
		12,979,143
Software 4.8%
A10 Networks, Inc. (a)	3,800	26,372
ACI Worldwide, Inc. (a)	63,600	1,992,270
Agilysys, Inc. (a)	6,700	171,587
Alarm.com Holdings, Inc. (a)	10,400	485,056
American Software, Inc., Class A	3,300	49,566
AppFolio, Inc., Class A (a)	1,000	95,140
Avaya Holdings Corp. (a)	102,800	1,051,644
Blackbaud, Inc.	13,800	1,246,692
Blackline, Inc. (a)	39,300	1,878,933
Channeladvisor Corp. (a)	7,700	71,841
Cision, Ltd. (a)	11,700	89,973
CommVault Systems, Inc. (a)	9,600	429,216
Cornerstone OnDemand, Inc. (a)	30,800	1,688,456
Digital Turbine, Inc. (a)	5,000	32,225
Ebix, Inc. (b)	39,300	1,654,530
Envestnet, Inc. (a)	1,700	96,390
Five9, Inc. (a)	19,000	1,021,060
j2 Global, Inc.	28,100	2,552,042
LivePerson, Inc. (a)	3,900	139,230
MicroStrategy, Inc., Class A (a)	11,800	1,750,766
Model N, Inc. (a)	6,800	188,768
OneSpan, Inc. (a)	7,400	107,300
Progress Software Corp.	46,800	1,781,208
Q2 Holdings, Inc. (a)	2,700	212,949
Qualys, Inc. (a)	9,500	717,915
Rimini Street, Inc. (a)	14,200	62,196
SPS Commerce, Inc. (a)	38,800	1,826,316
Synchronoss Technologies, Inc. (a)	10,900	58,860
Telaria, Inc. (a)	122,800	848,548
Telenav, Inc. (a)	2,100	10,038
TiVo Corp.	167,100	1,272,466
Upland Software, Inc. (a)	6,200	216,132
Verint Systems, Inc. (a)	18,200	778,596
Workiva, Inc. (a)	22,200	973,026
Zix Corp. (a)	79,400	574,856
		26,152,163
Specialty Retail 3.5%
America's Car-Mart, Inc. (a)	19,500	1,788,150
Asbury Automotive Group, Inc. (a)	21,800	2,230,794
Barnes & Noble Education, Inc. (a)	141,400	441,168
Group 1 Automotive, Inc.	24,400	2,252,364
Hibbett Sports, Inc. (a)	97,800	2,239,620
Lithia Motors, Inc., Class A	18,600	2,462,268
Murphy USA, Inc. (a)	26,800	2,286,040
Office Depot, Inc.	482,700	847,138
Rent-A-Center, Inc.	77,600	2,001,304
Sonic Automotive, Inc., Class A	60,100	1,887,741
Sportsman's Warehouse Holdings, Inc. (a)	10,600	54,908
Tilly's, Inc., Class A	30,800	290,752
Zumiez, Inc. (a)	14,000	443,450
		19,225,697
Technology Hardware, Storage & Peripherals 0.1%
AstroNova, Inc.	2,200	35,574
Avid Technology, Inc. (a)	40,200	248,838
Diebold Nixdorf, Inc. (a)	21,700	243,040
		527,452
Textiles, Apparel & Luxury Goods 1.0%
Crocs, Inc. (a)	6,200	172,112
Deckers Outdoor Corp. (a)	18,800	2,770,368
Delta Apparel, Inc. (a)	3,800	90,250
Fossil Group, Inc. (a)	900	11,259
Rocky Brands, Inc.	47,200	1,568,456
Vera Bradley, Inc. (a)	97,700	986,770
		5,599,215
Thrifts & Mortgage Finance 2.7%
Bridgewater Bancshares, Inc. (a)	24,300	290,142
Dime Community Bancshares, Inc.	86,400	1,849,824
Essent Group, Ltd.	59,200	2,822,064
Federal Agricultural Mortgage Corp., Class C	8,800	718,608
Flagstar Bancorp, Inc.	52,300	1,953,405
FS Bancorp, Inc.	12,800	672,000
Luther Burbank Corp.	73,200	829,356
Merchants Bancorp	12,300	203,442
NMI Holdings, Inc., Class A (a)	78,300	2,056,158
OP Bancorp.	2,700	26,406
Radian Group, Inc.	112,200	2,562,648
Riverview Bancorp, Inc.	8,200	60,516
Sterling Bancorp, Inc.	39,800	388,448
Territorial Bancorp, Inc.	10,800	308,664
		14,741,681
Tobacco 0.7%
Universal Corp.	35,600	1,951,236
Vector Group, Ltd.	169,050	2,013,386
		3,964,622
Trading Companies & Distributors 2.1%
BMC Stock Holdings, Inc. (a)	82,900	2,170,322
Foundation Building Materials, Inc. (a)	95,300	1,476,197
General Finance Corp. (a)	22,500	198,900
GMS, Inc. (a)	68,900	1,978,808
H&E Equipment Services, Inc.	41,400	1,194,804
Herc Holdings, Inc. (a)	43,200	2,009,232
Rush Enterprises, Inc., Class B	4,200	167,706
Titan Machinery, Inc. (a)	90,800	1,302,072
Veritiv Corp. (a)	29,600	535,168
Willis Lease Finance Corp. (a)	3,800	210,444
		11,243,653
Water Utilities 1.0%
American States Water Co.	28,300	2,543,038
Aquaventure Holdings, Ltd. (a)	16,100	312,823
Artesian Resources Corp., Class A	3,300	122,100
California Water Service Group	4,000	211,720
Consolidated Water Co., Ltd.	23,000	379,270
Middlesex Water Co.	7,700	500,192
SJW Corp.	19,400	1,324,826
		5,393,969
Total Common Stocks (Cost $544,200,837)		540,966,724

Exchange-Traded Fund 0.9%
iShares Russell 2000 ETF (b)	32,959	4,988,015

Total Exchange-Traded Fund (Cost $5,132,183)		4,988,015

Short-Term Investments 0.8%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 1.81% (c)	9,040	9,040

Unaffiliated Investment Company 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (c)(d)	4,590,769	4,590,769

Total Short-Term Investments (Cost $4,599,809)		4,599,809
Total Investments (Cost $553,932,829)	100.9%	550,554,548
Other Assets, Less Liabilities	(0.9)	(5,088,599)
Net Assets	100.0%	$545,465,949

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $14,883,573; the total market value of collateral held by the Portfolio was $15,189,308. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $10,598,539.
(c)	Current yield as of September 30, 2019.
(d)	Represents security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
REIT	—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$540,966,724	$—	$—	$540,966,724
Exchange-Traded Fund	4,988,015	—	—	4,988,015
Short-Term Investments
Affiliated Investment Company	9,040	—	—	9,040
Unaffiliated Investment Company	4,590,769	—	—	4,590,769
Total Short-Term Investments	4,599,809	—	—	4,599,809
Total Investments in Securities	$550,554,548	$—	$—	$550,554,548

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay Unconstrained Bond Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 94.7% †
Asset-Backed Securities 5.9%
Auto Floor Plan Asset-Backed Securities 0.9%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30		$4,530,000	$5,011,358
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1, Class A 2.775% (1 Month LIBOR + 0.63%), due 9/25/23 (a)(b)		4,085,000	4,090,033
			9,101,391
Automobile Asset-Backed Securities 1.1%
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, due 1/20/23 (a)		2,325,000	2,338,498
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56%, due 11/25/31 (a)		3,400,000	3,475,209
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4 3.15%, due 7/22/24		3,290,000	3,365,897
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, due 5/15/24		2,430,000	2,484,102
			11,663,706
Credit Cards 1.8%
American Express Credit Account Master Trust
Series 2018-9, Class A 2.575% (1 Month LIBOR + 0.38%), due 4/15/26 (b)		1,970,000	1,969,019
Series 2019-1, Class A 2.87%, due 10/15/24		2,135,000	2,187,422
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3 2.06%, due 8/15/28		4,310,000	4,284,326
Series 2019-A1, Class A1 2.84%, due 12/15/24		3,445,000	3,523,044
Citibank Credit Card Issuance Trust Series 2018-A2, Class A2 2.502% (1 Month LIBOR + 0.33%), due 1/20/25 (b)		4,945,000	4,951,488
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04%, due 7/15/24		2,505,000	2,570,653
			19,485,952
Home Equity 0.0% ‡
First NLC Trust Series 2007-1, Class A1 2.215% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)		71,043	44,613
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 2.195% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		18,893	8,646
Morgan Stanley ABS Capital I Trust Series 2007-HE4, Class A2A 2.255% (1 Month LIBOR + 0.11%), due 2/25/37 (b)		19,135	8,591
			61,850
Other Asset-Backed Securities 2.1%
CNH Equipment Trust Series 2019-B, Class A4 2.64%, due 5/15/26		4,405,000	4,505,025
Daimler Trucks Retail Trust Series 2019-1, Class A3 2.77%, due 8/15/22 (a)		3,140,000	3,173,925
Dell Equipment Finance Trust Series 2018-2, Class A3 3.37%, due 10/22/23 (a)		4,080,000	4,147,331
Hilton Grand Vacations Trust Series 2019-AA, Class A 2.34%, due 7/25/33 (a)		3,129,017	3,125,279
John Deere Owner Trust Series 2019-B, Class A3 2.21%, due 12/15/23		4,400,000	4,428,967
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 2.245% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		25,126	17,848
Verizon Owner Trust Series 2019-A, Class A1A 2.93%, due 9/20/23		2,950,000	3,003,302
			22,401,677
Student Loans 0.0% ‡
KeyCorp Student Loan Trust Series 2000-A, Class A2 2.841% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		49,675	49,448

Total Asset-Backed Securities (Cost $61,709,199)			62,764,024

Convertible Bonds 0.0%‡
Health Care - Products 0.0% ‡
Danaher Corp. (zero coupon), due 1/22/21		1,000	5,513

Total Convertible Bonds (Cost $1,571)			5,513

Corporate Bonds 63.2%
Advertising 0.1%
Lamar Media Corp. 5.00%, due 5/1/23		900,000	916,875

Aerospace & Defense 0.3%
L3Harris Technologies, Inc. 4.40%, due 6/15/28		3,270,000	3,673,655

Agriculture 0.8%
Altria Group, Inc. 3.80%, due 2/14/24 (c)		3,400,000	3,554,240
Bunge, Ltd. Finance Corp. 3.50%, due 11/24/20		4,435,000	4,482,984
			8,037,224
Airlines 1.4%
American Airlines Pass-Through Trust
Series 2015-2, Class AA, Pass Through Trust 3.60%, due 3/22/29		834,235	874,695
Series 2015-2, Class A 4.00%, due 3/22/29		417,119	442,147
Continental Airlines, Inc.
Series 2007-1, Class A 5.983%, due 10/19/23		556,524	587,300
Series 2005-ERJ1 9.798%, due 10/1/22		107,251	111,092
Delta Air Lines, Inc. Series 2019-1, Class AA 3.204%, due 10/25/25		3,695,000	3,860,174
Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		4,193,840	4,208,519
U.S. Airways Group, Inc.
Series 2012-1, Class A 5.90%, due 4/1/26		1,164,204	1,295,992
Series 2010-1, Class A 6.25%, due 10/22/24		797,819	867,549
United Airlines, Inc.
Series 2014-2, Class B 4.625%, due 3/3/24		1,096,597	1,130,262
Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		1,683,670	1,779,975
			15,157,705
Auto Manufacturers 1.6%
Daimler Finance North America LLC 2.837% (3 Month LIBOR + 0.55%), due 5/4/21 (a)(b)		2,335,000	2,333,718
Ford Motor Credit Co. LLC
2.681%, due 1/9/20 (c)		5,675,000	5,674,587
3.393% (3 Month LIBOR + 1.235%), due 2/15/23 (b)		1,230,000	1,192,584
4.25%, due 9/20/22		900,000	921,434
General Motors Financial Co., Inc. 3.45%, due 4/10/22		4,000,000	4,069,147
Volkswagen Group of America Finance LLC 3.875%, due 11/13/20 (a)		3,100,000	3,150,519
			17,341,989
Auto Parts & Equipment 0.4%
LKQ European Holdings B.V. 3.625%, due 4/1/26 (a)	EUR	2,835,000	3,237,229
ZF North America Capital, Inc. 4.00%, due 4/29/20 (a)		$740,000	744,818
			3,982,047
Banks 13.0%
Bank of America Corp.
3.004%, due 12/20/23 (c)(d)		6,566,000	6,705,643
3.499%, due 5/17/22 (d)		6,150,000	6,272,009
3.50%, due 4/19/26 (c)		6,165,000	6,545,226
3.705%, due 4/24/28 (d)		1,695,000	1,802,767
5.526% (3 Month LIBOR + 3.387%), due 10/28/19 (b)(e)		276,000	276,359
6.30%, due 3/10/26 (d)(e)		1,810,000	2,036,250
8.57%, due 11/15/24		455,000	574,308
Bank of New York Mellon Corp. 2.661%, due 5/16/23 (d)		3,715,000	3,763,283
Barclays Bank PLC
5.14%, due 10/14/20		4,249,000	4,344,921
Series Reg S 10.00%, due 5/21/21	GBP	401,000	557,215
Barclays PLC 5.20%, due 5/12/26		$1,725,000	1,832,440
Branch Banking & Trust Co. 2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (c)		2,700,000	2,682,257
Capital One Financial Corp. 5.55%, due 6/1/20 (c)(d)(e)		2,365,000	2,392,197
Citibank N.A. 3.165%, due 2/19/22 (d)		4,200,000	4,255,223
Citigroup, Inc.
2.35%, due 8/2/21		4,801,000	4,820,944
3.349% (3 Month LIBOR + 1.25%), due 7/1/26 (b)		10,035,000	10,182,845
5.50%, due 9/13/25 (c)		2,710,000	3,072,277
6.30%, due 5/15/24 (d)(e)		4,290,000	4,557,353
Citizens Bank N.A. 2.55%, due 5/13/21		1,145,000	1,152,855
Citizens Financial Group, Inc.
4.15%, due 9/28/22 (a)		1,450,000	1,504,635
4.30%, due 12/3/25		2,550,000	2,726,595
Discover Bank
7.00%, due 4/15/20		1,005,000	1,029,794
8.70%, due 11/18/19		420,000	423,248
Goldman Sachs Group, Inc.
2.30%, due 12/13/19		2,100,000	2,100,221
2.876%, due 10/31/22 (d)		2,300,000	2,326,247
3.328% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		3,075,000	3,090,801
3.625%, due 1/22/23		2,813,000	2,925,453
5.25%, due 7/27/21		1,900,000	2,002,359
6.75%, due 10/1/37		1,828,000	2,467,588
Huntington Bancshares, Inc. 3.15%, due 3/14/21 (c)		3,910,000	3,962,618
Huntington National Bank 3.55%, due 10/6/23		1,445,000	1,514,378
JPMorgan Chase & Co. 3.54%, due 5/1/28 (d)		6,265,000	6,606,213
Lloyds Banking Group PLC
2.907%, due 11/7/23 (d)		1,160,000	1,162,241
4.582%, due 12/10/25		2,500,000	2,625,566
Morgan Stanley
3.625%, due 1/20/27		80,000	84,707
3.875%, due 4/29/24		6,015,000	6,398,936
3.875%, due 1/27/26 (c)		400,000	429,353
4.875%, due 11/1/22		1,931,000	2,070,900
5.00%, due 11/24/25		3,840,000	4,303,064
5.913% (3 Month LIBOR + 3.61%), due 1/15/20 (b)(e)		2,125,000	2,142,425
PNC Bank N.A. 2.45%, due 11/5/20		2,740,000	2,752,303
Royal Bank of Scotland Group PLC
6.00%, due 12/19/23		205,000	225,073
6.125%, due 12/15/22		970,000	1,049,599
Santander Holdings USA, Inc. 3.40%, due 1/18/23		5,055,000	5,172,751
Santander UK PLC 2.125%, due 11/3/20		3,000,000	2,997,076
Wells Fargo & Co.
3.00%, due 10/23/26		1,640,000	1,684,261
5.875%, due 6/15/25 (d)(e)		595,000	655,809
5.90%, due 6/15/24 (d)(e)		3,270,000	3,477,351
			137,737,937
Beverages 0.9%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, due 1/23/25		915,000	999,359
4.75%, due 1/23/29		1,833,000	2,130,425
Constellation Brands, Inc. 4.25%, due 5/1/23		2,985,000	3,191,147
Molson Coors Brewing Co. 2.10%, due 7/15/21		3,129,000	3,128,866
			9,449,797
Biotechnology 0.3%
Biogen, Inc. 3.625%, due 9/15/22		3,560,000	3,701,412

Building Materials 0.5%
Masco Corp. 7.125%, due 3/15/20		142,000	144,813
Standard Industries, Inc. (a)
4.75%, due 1/15/28		970,000	1,002,650
5.375%, due 11/15/24		3,680,000	3,790,400
			4,937,863
Chemicals 1.3%
Air Liquide Finance S.A. 1.75%, due 9/27/21 (a)		1,895,000	1,883,181
Ashland LLC 4.75%, due 8/15/22		2,525,000	2,644,937
Braskem Netherlands Finance B.V. (a)
3.50%, due 1/10/23		1,150,000	1,147,412
4.50%, due 1/10/28		1,015,000	1,016,269
Eastman Chemical Co. 2.70%, due 1/15/20		1,536,000	1,537,253
Orbia Advance Corp. S.A.B. de C.V. 4.00%, due 10/4/27 (a)		2,200,000	2,227,522
W.R. Grace & Co. 5.125%, due 10/1/21 (a)		2,915,000	3,028,248
			13,484,822
Commercial Services 1.4%
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)		2,435,000	2,532,400
IHS Markit, Ltd.
4.125%, due 8/1/23		2,175,000	2,288,753
4.75%, due 2/15/25 (a)		3,105,000	3,368,925
PayPal Holdings, Inc. 2.40%, due 10/1/24		3,625,000	3,644,653
Service Corp. International 5.375%, due 5/15/24		530,000	546,981
University of Pennsylvania 3.61%, due 2/15/19		2,515,000	2,760,577
			15,142,289
Computers 0.8%
Dell International LLC / EMC Corp. (a)
4.90%, due 10/1/26		3,695,000	3,960,683
6.02%, due 6/15/26		625,000	702,862
Hewlett Packard Enterprise Co.
3.60%, due 10/15/20		2,000,000	2,025,755
4.40%, due 10/15/22		1,560,000	1,652,497
			8,341,797
Distribution & Wholesale 0.4%
H&E Equipment Services, Inc. 5.625%, due 9/1/25		3,000,000	3,088,200
KAR Auction Services, Inc. 2019 Term Loan B6 4.313% (1 Month LIBOR + 2.25%), due 9/19/26		412,787	414,851
Performance Food Group, Inc. 5.50%, due 10/15/27 (a)		975,000	1,026,187
			4,529,238
Diversified Financial Services 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, due 12/16/21		2,200,000	2,287,520
4.625%, due 10/30/20		3,585,000	3,669,893
Air Lease Corp.
2.125%, due 1/15/20		2,215,000	2,213,873
2.625%, due 7/1/22		2,155,000	2,163,779
2.75%, due 1/15/23		1,040,000	1,052,058
Ally Financial, Inc.
3.75%, due 11/18/19		1,395,000	1,396,256
5.75%, due 11/20/25		3,570,000	3,998,471
8.00%, due 11/1/31		3,450,000	4,769,625
Discover Financial Services 3.85%, due 11/21/22		300,000	313,035
Protective Life Global Funding 2.161%, due 9/25/20 (a)		3,420,000	3,423,773
Springleaf Finance Corp. 6.125%, due 3/15/24		880,000	947,100
Synchrony Financial 4.50%, due 7/23/25		1,810,000	1,931,609
			28,166,992
Electric 3.3%
AEP Transmission Co. LLC 3.10%, due 12/1/26 (c)		3,360,000	3,513,168
Appalachian Power Co. 3.30%, due 6/1/27		1,400,000	1,463,757
Baltimore Gas & Electric Co. 2.40%, due 8/15/26		3,260,000	3,259,756
Berkshire Hathaway Energy Co. 2.375%, due 1/15/21		1,700,000	1,708,218
CMS Energy Corp.
3.875%, due 3/1/24 (c)		1,705,000	1,797,057
5.05%, due 3/15/22		1,350,000	1,429,175
Consolidated Edison, Inc. 2.00%, due 3/15/20		2,090,000	2,088,857
Duke Energy Corp. 4.875% (5 Year Treasury Constant Maturity Rate + 3.388%), due 9/16/24 (c)(e)		2,625,000	2,690,625
Duquesne Light Holdings, Inc. (a)
5.90%, due 12/1/21		1,494,000	1,588,493
6.40%, due 9/15/20		3,435,000	3,555,510
Entergy Arkansas LLC 3.50%, due 4/1/26		960,000	1,021,294
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)		1,675,000	1,807,010
Florida Power & Light Co. 2.75%, due 6/1/23		2,155,000	2,211,312
Public Service Electric & Gas Co. 3.00%, due 5/15/27		2,635,000	2,743,789
Puget Energy, Inc. 5.625%, due 7/15/22		585,000	625,705
WEC Energy Group, Inc.
3.10%, due 3/8/22		2,165,000	2,213,428
4.271% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		1,860,340	1,565,011
			35,282,165
Electronics 0.1%
Honeywell International, Inc. 1.40%, due 10/30/19		990,000	989,460

Entertainment 0.8%
Eldorado Resorts, Inc.
6.00%, due 4/1/25		3,417,000	3,604,935
7.00%, due 8/1/23		2,395,000	2,502,775
International Game Technology PLC 6.25%, due 2/15/22 (a)		2,595,000	2,738,419
			8,846,129
Environmental Controls 0.6%
Republic Services, Inc. 4.75%, due 5/15/23		3,665,000	3,969,619
Waste Management, Inc.
2.40%, due 5/15/23		505,000	510,632
4.60%, due 3/1/21		1,800,000	1,852,356
			6,332,607
Food 1.6%
JBS Investments II GmbH 7.00%, due 1/15/26 (a)		1,775,000	1,915,207
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)		1,435,000	1,521,071
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (a)		2,151,000	2,183,466
Mondelez International Holdings Netherlands B.V. 2.125%, due 9/19/22 (a)		3,500,000	3,490,472
Smithfield Foods, Inc. (a)
2.70%, due 1/31/20		4,725,000	4,722,204
3.35%, due 2/1/22		1,805,000	1,810,382
Sysco Corp. 3.30%, due 7/15/26		1,735,000	1,807,355
			17,450,157
Forest Products & Paper 0.6%
Georgia-Pacific LLC
5.40%, due 11/1/20 (a)		4,000,000	4,137,669
8.00%, due 1/15/24		2,180,000	2,683,848
			6,821,517
Health Care - Products 1.4%
Abbott Laboratories 3.40%, due 11/30/23 (c)		3,540,000	3,712,608
Baxter International, Inc. 2.60%, due 8/15/26		6,085,000	6,140,070
Becton Dickinson & Co.
2.675%, due 12/15/19		1,220,000	1,220,296
3.363%, due 6/6/24		2,245,000	2,341,733
Stryker Corp. 2.625%, due 3/15/21		1,500,000	1,511,113
			14,925,820
Home Builders 1.0%
D.R. Horton, Inc. 4.375%, due 9/15/22		3,350,000	3,511,894
KB Home 8.00%, due 3/15/20		1,925,000	1,971,585
Lennar Corp. 4.50%, due 11/15/19		1,300,000	1,300,000
MDC Holdings, Inc. 5.625%, due 2/1/20		1,072,000	1,081,380
Toll Brothers Finance Corp. 5.875%, due 2/15/22		2,475,000	2,632,781
			10,497,640
Home Furnishing 0.3%
Panasonic Corp. 2.536%, due 7/19/22 (a)		3,500,000	3,521,202

Housewares 0.2%
Scotts Miracle-Gro Co. 5.25%, due 12/15/26		1,960,000	2,058,000

Insurance 2.7%
Liberty Mutual Group, Inc. 4.25%, due 6/15/23 (a)		2,695,000	2,857,534
Lincoln National Corp. 4.481% (3 Month LIBOR + 2.358%), due 5/17/66 (b)		6,418,000	5,200,570
MassMutual Global Funding II (a)
2.50%, due 10/17/22		3,670,000	3,713,048
2.95%, due 1/11/25		2,995,000	3,095,506
Metropolitan Life Global Funding I 3.45%, due 10/9/21 (a)		2,610,000	2,681,544
Pricoa Global Funding I 2.55%, due 11/24/20 (a)		2,025,000	2,036,888
Principal Life Global Funding II 2.375%, due 11/21/21 (a)		5,550,000	5,567,069
Protective Life Corp. 8.45%, due 10/15/39		1,564,000	2,482,659
Prudential Financial, Inc. 5.625%, due 6/15/43 (d)		1,245,000	1,338,263
			28,973,081
Internet 2.4%
Booking Holdings, Inc. 3.60%, due 6/1/26		2,875,000	3,073,958
Expedia Group, Inc.
3.25%, due 2/15/30 (a)		2,315,000	2,308,398
3.80%, due 2/15/28		2,245,000	2,349,558
5.00%, due 2/15/26		315,000	353,862
GrubHub Holdings, Inc. 5.50%, due 7/1/27 (a)		1,985,000	2,025,296
Match Group, Inc. 5.00%, due 12/15/27 (a)		1,775,000	1,841,563
Tencent Holdings, Ltd. 3.80%, due 2/11/25 (a)		5,450,000	5,740,902
VeriSign, Inc. 4.625%, due 5/1/23		3,670,000	3,730,555
Weibo Corp. 3.50%, due 7/5/24		1,625,000	1,650,754
Zayo Group LLC / Zayo Capital, Inc. 5.75%, due 1/15/27 (a)		2,090,000	2,136,607
			25,211,453
Iron & Steel 0.9%
AK Steel Corp. 7.625%, due 10/1/21 (c)		2,860,000	2,817,100
ArcelorMittal 4.55%, due 3/11/26		3,205,000	3,353,402
Vale Overseas, Ltd. 6.25%, due 8/10/26		2,780,000	3,203,950
			9,374,452
Leisure Time 0.3%
NCL Corp., Ltd. 4.75%, due 12/15/21 (a)		807,000	820,800
Royal Caribbean Cruises, Ltd. 2.65%, due 11/28/20		2,630,000	2,640,607
			3,461,407
Lodging 0.7%
Boyd Gaming Corp. 6.375%, due 4/1/26		1,000	1,060
Marriott International, Inc. 3.75%, due 10/1/25		4,205,000	4,422,827
MGM Resorts International
6.00%, due 3/15/23		2,300,000	2,533,910
6.625%, due 12/15/21		475,000	514,591
			7,472,388
Machinery - Diversified 0.8%
CNH Industrial Capital LLC
4.375%, due 4/5/22		3,550,000	3,686,391
4.875%, due 4/1/21		4,355,000	4,508,209
			8,194,600
Media 2.3%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, due 7/23/22 (c)		2,770,000	2,916,314
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)(f)		3,413,000	3,540,988
Grupo Televisa S.A.B. 5.25%, due 5/24/49		1,735,000	1,897,504
Sirius XM Radio, Inc. (a)
3.875%, due 8/1/22		2,545,000	2,583,970
5.375%, due 7/15/26		3,000,000	3,149,580
Sky, Ltd. 3.75%, due 9/16/24 (a)		1,105,000	1,182,460
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		740,000	876,123
UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (a)		5,335,000	5,481,712
Virgin Media Secured Finance PLC 5.25%, due 1/15/26 (a)		2,785,000	2,854,256
			24,482,907
Mining 0.5%
Anglo American Capital PLC 4.125%, due 4/15/21 (a)		3,300,000	3,366,330
Corp. Nacional del Cobre de Chile 3.00%, due 9/30/29 (a)		2,055,000	2,047,253
			5,413,583
Miscellaneous - Manufacturing 0.5%
Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (a)		2,485,000	2,524,787
Textron Financial Corp. 3.893% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		3,720,000	2,813,325
			5,338,112
Oil & Gas 2.8%
Concho Resources, Inc. 4.30%, due 8/15/28		2,900,000	3,123,380
Gazprom Via Gaz Capital S.A. 7.288%, due 8/16/37 (a)		2,500,000	3,310,950
Marathon Petroleum Corp. 5.125%, due 12/15/26		5,755,000	6,468,679
Murphy Oil USA, Inc. 6.00%, due 8/15/23 (c)		4,348,000	4,438,439
Occidental Petroleum Corp. (zero coupon), due 10/10/36		6,555,000	3,237,383
Petrobras Global Finance B.V. 7.375%, due 1/17/27		1,464,000	1,768,234
Petroleos Mexicanos 6.75%, due 9/21/47		4,990,000	4,789,402
Valero Energy Corp. 4.00%, due 4/1/29		2,250,000	2,392,882
			29,529,349
Packaging & Containers 1.2%
Ball Corp. 5.00%, due 3/15/22		4,240,000	4,462,600
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, due 7/15/23 (a)		4,215,000	4,315,106
Sealed Air Corp. 4.875%, due 12/1/22 (a)		1,875,000	1,968,750
WestRock RKT Co. 4.00%, due 3/1/23		2,230,000	2,340,249
			13,086,705
Pharmaceuticals 1.9%
Allergan Funding SCS 3.45%, due 3/15/22		4,165,000	4,268,213
Bausch Health Cos., Inc. 5.50%, due 11/1/25 (a)		4,590,000	4,802,746
Bristol-Myers Squibb Co. 3.40%, due 7/26/29 (a)		3,280,000	3,503,439
Eli Lilly & Co. 2.35%, due 5/15/22		1,700,000	1,721,119
Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, due 10/1/24 (a)		3,095,000	3,203,325
Zoetis, Inc.
2.576% (3 Month LIBOR + 0.44%), due 8/20/21 (b)		1,655,000	1,651,652
3.25%, due 8/20/21 (c)		1,045,000	1,063,353
			20,213,847
Pipelines 0.9%
Enterprise Products Operating LLC
3.125%, due 7/31/29		2,345,000	2,401,275
4.20%, due 1/31/50		545,000	582,854
MPLX, L.P.
4.00%, due 3/15/28		2,500,000	2,606,435
4.125%, due 3/1/27		1,780,000	1,877,150
Spectra Energy Partners, L.P. 4.75%, due 3/15/24		818,000	891,108
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23		950,000	958,313
			9,317,135
Private Equity 0.2%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.25%, due 5/15/26 (a)		2,440,000	2,558,950

Real Estate 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25%, due 12/1/21 (a)		640,000	636,800

Real Estate Investment Trusts 2.1%
American Tower Corp. 3.00%, due 6/15/23		5,000,000	5,114,651
Boston Properties, L.P. 3.20%, due 1/15/25		4,800,000	4,978,765
Crown Castle International Corp. 3.40%, due 2/15/21		1,255,000	1,272,209
Equinix, Inc.
5.75%, due 1/1/25		2,000,000	2,082,600
5.875%, due 1/15/26		2,275,000	2,420,395
ESH Hospitality, Inc. 5.25%, due 5/1/25 (a)		5,145,000	5,319,930
Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		329,000	342,311
Iron Mountain, Inc. 6.00%, due 8/15/23		340,000	348,024
			21,878,885
Retail 1.3%
Alimentation Couche-Tard, Inc. (a)
2.35%, due 12/13/19		3,035,000	3,035,364
2.70%, due 7/26/22		1,650,000	1,661,043
Darden Restaurants, Inc. 3.85%, due 5/1/27		2,025,000	2,139,785
Dollar General Corp. 3.25%, due 4/15/23 (c)		4,115,000	4,251,060
Starbucks Corp. 4.45%, due 8/15/49		2,065,000	2,392,632
			13,479,884
Savings & Loans 0.3%
Nationwide Building Society 3.96%, due 7/18/30 (a)(d)		2,555,000	2,668,299

Semiconductors 0.7%
Broadcom, Inc. 3.625%, due 10/15/24 (a)		2,470,000	2,511,357
NXP B.V. / NXP Funding LLC (a)
4.625%, due 6/15/22		1,755,000	1,836,922
4.625%, due 6/1/23		1,065,000	1,133,651
ON Semiconductor Corp. 2019 Term Loan B 4.044% (1 Month LIBOR + 2.00%), due 9/19/26		1,886,148	1,892,959
			7,374,889
Software 1.0%
Fiserv, Inc.
2.75%, due 7/1/24		1,135,000	1,154,722
3.20%, due 7/1/26 (c)		720,000	745,125
Microsoft Corp. 3.30%, due 2/6/27		2,055,000	2,216,893
MSCI, Inc. 5.75%, due 8/15/25 (a)		4,005,000	4,200,244
PTC, Inc. 6.00%, due 5/15/24 (c)		2,569,000	2,691,027
			11,008,011
Special Purpose Entity 0.3%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)		3,260,000	3,363,668

Telecommunications 3.1%
AT&T, Inc.
3.20%, due 3/1/22 (f)		4,275,000	4,379,263
3.312% (3 Month LIBOR + 1.18%), due 6/12/24 (b)(c)		2,890,000	2,942,887
CommScope Technologies LLC 5.00%, due 3/15/27 (a)		1,600,000	1,320,000
CommScope, Inc. 5.00%, due 6/15/21 (a)		1,082,000	1,082,325
Crown Castle Towers LLC (a)
3.72%, due 7/15/43		1,550,000	1,598,585
4.241%, due 7/15/48		3,755,000	4,130,839
Hughes Satellite Systems Corp. 5.25%, due 8/1/26		540,000	577,800
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		4,750,000	5,049,297
T-Mobile USA, Inc.
4.50%, due 2/1/26		2,245,000	2,310,778
6.00%, due 3/1/23		1,200,000	1,222,428
6.50%, due 1/15/26		1,235,000	1,327,860
Telefonica Emisiones SAU
4.57%, due 4/27/23		1,781,000	1,919,646
5.462%, due 2/16/21		279,000	291,244
Verizon Communications, Inc.
3.258% (3 Month LIBOR + 1.10%), due 5/15/25 (b)		2,455,000	2,492,945
5.15%, due 9/15/23		1,722,000	1,926,701
			32,572,598
Transportation 0.5%
United Parcel Service, Inc. 2.50%, due 4/1/23 (c)		4,965,000	5,031,869

Total Corporate Bonds (Cost $654,283,484)			671,969,211

Loan Assignments 6.5% (b)
Advertising 0.7%
Outfront Media Capital LLC 2017 Term Loan B 4.042% (1 Month LIBOR + 2.00%), due 3/18/24		4,962,313	4,985,577
Syneos Health, Inc. 2018 Term Loan B 4.044% (1 Month LIBOR + 2.00%), due 8/1/24		2,765,597	2,760,411
			7,745,988
Chemicals, Plastics & Rubber 0.4%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3 3.854% (3 Month LIBOR + 1.75%), due 6/1/24		4,309,939	4,309,939

Commercial Services 0.0% ‡
ServiceMaster Co. 2016 Term Loan B 4.544% (1 Month LIBOR + 2.50%), due 11/8/23		460,299	462,601

Environmental Controls 0.4%
GFL Environmental, Inc. 2018 Term Loan B 5.044% (1 Month LIBOR + 3.00%), due 5/30/25		3,901,705	3,863,664

Food 0.1%
Post Holdings, Inc. 2017 Series A Incremental Term Loan 4.04% (1 Month LIBOR + 2.00%), due 5/24/24		1,577,352	1,580,310

Food - Wholesale 0.5%
U.S. Foods, Inc. 2016 Term Loan B 4.044% (1 Month LIBOR + 2.00%), due 6/27/23		5,103,563	5,117,383

Hand & Machine Tools 0.3%
Milacron LLC Amended Term Loan B 4.544% (1 Month LIBOR + 2.50%), due 9/28/23		2,910,586	2,906,948

Health Care - Services 0.0% ‡
MPH Acquisition Holdings LLC 2016 Term Loan B 4.854% (3 Month LIBOR + 2.75%), due 6/7/23		457,507	434,632

Household Products & Wares 0.2%
Prestige Brands, Inc. Term Loan B4 4.044% (1 Month LIBOR + 2.00%), due 1/26/24		2,385,799	2,387,588

Internet 0.2%
Match Group, Inc. 2017 Term Loan B 4.659% (2 Month LIBOR + 2.50%), due 11/16/22		1,859,375	1,864,023

Leisure Time 0.3%
Bombardier Recreational Products, Inc. 2016 Term Loan B 4.044% (1 Month LIBOR + 2.00%), due 5/23/25		3,044,250	3,037,909

Lodging 0.5%
Boyd Gaming Corp. Term Loan B3 4.166% (1 Week LIBOR + 2.25%), due 9/15/23		435,161	436,249
Hilton Worldwide Finance LLC 2019 Term Loan B2 3.768% (1 Month LIBOR + 1.75%), due 6/22/26		4,271,113	4,296,027
MGM Growth Properties Operating Partnership, L.P. 2016 Term Loan B 4.044% (1 Month LIBOR + 2.00%), due 3/21/25		965,000	966,206
			5,698,482
Media 0.3%
Nielsen Finance LLC Term Loan B4 4.042% (1 Month LIBOR + 2.00%), due 10/4/23		2,932,500	2,930,406

Software 0.4%
IQVIA, Inc. 2018 USD Term Loan B3 3.854% (3 Month LIBOR + 1.75%), due 6/11/25		3,801,875	3,805,441

Support Services 1.0%
Advanced Disposal Services, Inc. Term Loan B3 4.197% (1 Week LIBOR + 2.25%), due 11/10/23		5,552,859	5,563,548
Change Healthcare Holdings, Inc. 2017 Term Loan B 4.544% (1 Month LIBOR + 2.50%), due 3/1/24		4,792,284	4,766,076
			10,329,624
Telecommunications 1.0%
Level 3 Financing, Inc. 2017 Term Loan B 4.294% (1 Month LIBOR + 2.25%), due 2/22/24		5,875,000	5,882,344
SBA Senior Finance II LLC 2018 Term Loan B 4.05% (1 Month LIBOR + 2.00%), due 4/11/25		4,223,576	4,223,576
			10,105,920
Transportation 0.2%
XPO Logistics, Inc. 2018 Term Loan B 4.044% (1 Month LIBOR + 2.00%), due 2/24/25		2,477,254	2,487,232

Total Loan Assignments (Cost $68,999,112)			69,068,090

Mortgage-Backed Securities 10.7%
Agency (Collateralized Mortgage Obligations) 2.6%
Federal Home Loan Mortgage Corporation
REMIC, Series 4908, Class BD 3.00%, due 4/25/49		2,690,000	2,777,570
REMIC, Series 4911, Class MB 3.00%, due 9/25/49		5,005,000	5,128,558
REMIC Series 4888, Class BA 3.50%, due 9/15/48		2,193,577	2,294,226
Federal National Mortgage Association
REMIC, Series 2019-39, Class LA 3.00%, due 2/25/49		3,313,367	3,398,097
Series 2019-25, Class PA 3.00%, due 5/25/48		2,679,299	2,753,663
Government National Mortgage Association
Series 2014-91, Class MA 3.00%, due 1/16/40		3,016,872	3,130,308
Series 2019-29, Class CB 3.00%, due 10/20/48		2,215,170	2,266,998
Series 2019-43, Class PL 3.00%, due 4/20/49		2,581,036	2,644,132
Series 2019-74, Class AT 3.00%, due 6/20/49		3,532,711	3,623,744
			28,017,296
Agency Collateral PAC CMO 0.6%
Federal National Mortgage Association REMIC, Series 2019-58, Class LP 3.00%, due 10/25/49		5,775,000	5,897,143

Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.4%
Bank
Series 2019-BN21, Class A5 2.851%, due 10/17/52 (g)		6,315,000	6,504,292
Series 2019-BN19, Class A2 2.926%, due 8/15/61		4,035,000	4,194,946
Benchmark Mortgage Trust Series 2019-B12, Class A5 3.116%, due 8/15/52		3,752,000	3,952,424
BX Commercial Mortgage Trust Series 2018-IND, Class A 2.778% (1 Month LIBOR + 0.75%), due 11/15/35 (a)(b)		2,929,089	2,929,086
FREMF Mortgage Trust (a)(h)
Series 2013-K33, Class B 3.614%, due 8/25/46		3,090,000	3,223,390
Series 2013-K30, Class B 3.669%, due 6/25/45		4,220,000	4,402,881
Series 2013-K35, Class B 4.074%, due 12/25/46		2,375,000	2,519,341
Series 2012-K17, Class B 4.478%, due 12/25/44		2,510,000	2,620,103
GS Mortgage Securities Trust
Series 2019-GC42, Class A4 3.001%, due 9/1/52		1,490,000	1,553,280
Series 2019-GC40, Class A4 3.16%, due 7/10/52		2,699,000	2,849,162
Series 2019-BOCA, Class A 3.228% (1 Month LIBOR + 1.20%), due 6/15/38 (a)(b)		4,660,000	4,662,902
Hawaii Hotel Trust Series 2019-MAUI, Class A 3.178% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)		2,480,000	2,482,319
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)		2,825,000	2,997,511
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-AON, Class A 4.128%, due 7/5/31 (a)		3,643,000	3,899,631
Series 2013-C16, Class A4 4.166%, due 12/15/46		2,380,000	2,558,565
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A4 3.227%, due 10/15/48		3,250,000	3,405,986
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/13/49 (a)		5,155,000	5,180,931
Wells Fargo Commercial Mortgage Trust (a)(h)
Series 2018-1745, Class A 3.874%, due 6/15/36		3,450,000	3,793,560
Series 2018-AUS, Class A 4.194%, due 8/17/36		4,200,000	4,696,638
			68,426,948
Whole Loan (Collateralized Mortgage Obligations) 1.1%
Chase Home Lending Mortgage Trust (a)(i)
Series 2019-ATR2, Class A3 3.50%, due 7/25/49		2,132,845	2,163,671
Series 2019-ATR1, Class A4 4.00%, due 4/25/49		2,925,667	2,952,443
Fannie Mae Connecticut Avenue Securities Series 2016-C06, Class 1M2 6.395% (1 Month LIBOR + 4.25%), due 4/25/29 (b)		1,840,000	1,966,738
Federal Home Loan Mortgage Corporation Series 2019-1, Class A1 3.50%, due 5/25/29		2,371,113	2,490,836
JP Morgan Mortgage Trust Series 2019-1, Class A3 4.00%, due 5/25/49 (a)(i)		1,619,633	1,642,852
			11,216,540
Total Mortgage-Backed Securities (Cost $111,370,260)			113,557,927

U.S. Government & Federal Agencies 8.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.2%
4.00%, due 2/1/49		2,457,633	2,557,629

Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.1%
3.00%, due 10/1/48		3,252,671	3,306,994
3.50%, due 9/1/48 TBA (j)		9,376,000	9,616,993
4.00%, due 8/1/48		14,134,528	14,718,139
4.00%, due 2/1/49		5,331,041	5,541,697
4.50%, due 1/1/49		10,095,363	10,688,021
			43,871,844
United States Treasury Inflation - Indexed Notes 4.1% (k)
0.75%, due 7/15/28		12,305,723	12,910,500
0.875%, due 1/15/29		28,688,454	30,425,310
			43,335,810
Total U.S. Government & Federal Agencies (Cost $86,178,862)			89,765,283
Total Long-Term Bonds (Cost $982,542,488)			1,007,130,048

	Shares
Common Stocks 0.0%‡
Software 0.0% ‡
salesforce.com, Inc. (l)	1,267	188,074

Total Common Stocks (Cost $146,797)		188,074

Short-Term Investments 8.1%
Affiliated Investment Company 6.9%
MainStay U.S. Government Liquidity Fund, 1.81% (m)	73,834,781	73,834,781
Total Affiliated Investment Company (Cost $73,834,781)		73,834,781

Unaffiliated Investment Company 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (m)(n)	2,994,390	2,994,390
Total Unaffiliated Investment Company (Cost $2,994,390)		2,994,390

	Principal Amount
U.S. Governments 0.9%
United States Treasury Bills (o)	$9,100,000	9,089,913
Total U.S. Governments (Cost $9,089,913)		9,089,913

Repurchase Agreement 0.0% ‡
Fixed Income Clearing Corp. 0.25%, dated 9/30/19 due 10/1/19 Proceeds at Maturity $152,889 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 9/30/22, with a Principal Amount of $155,000 and Market Value of $156,380)	152,888	152,888
Total Repurchase Agreement (Cost $152,888)		152,888
Total Short-Term Investments (Cost $86,071,972)		86,071,972
Total Investments, Before Investments Sold Short (Cost $1,068,761,257)	102.8%	1,093,390,094

Investments Sold Short (2.1%)
Corporate Bonds Sold Short (2.1%)
Health Care Providers & Services (0.3%)
Davita, Inc. 5.00%, due 5/1/25	(3,015,000)	(3,003,151)

Internet & Direct Marketing Retail (0.8%)
Netflix, Inc. 4.375%, due 11/15/26	(8,495,000)	(8,605,860)

Metals & Mining (0.5%)
FMG Resources (August 2006) Pty, Ltd. 5.125%, due 5/15/24 (a)	(5,000,000)	(5,200,000)

Semiconductors & Semiconductor Equipment (0.5%)
Amkor Technology, Inc. 6.625%, due 9/15/27 (a)	(5,050,000)	(5,504,500)

Total Investments Sold Short (Proceeds $21,579,098)		(22,313,511)
Total Investments, Net of Investments Sold Short (Cost $1,047,182,159)	100.7%	1,071,076,583
Other Assets, Less Liabilities	(0.7)	(7,733,551)
Net Assets	100.0%	$1,063,343,032

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2019.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities sold short.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2019.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $2,933,327. The Portfolio received cash collateral with a value of $2,994,390.
(g)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, the total market value of fair valued security was $6,504,292, which represented 0.6% of the Portfolio's net assets.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2019.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(j)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2019, the total net market value of these securities was $9,616,993, which represented 0.9% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(k)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)	Non-income producing security.
(m)	Current yield as of September 30, 2019.
(n)	Represents security purchased with cash collateral received for securities on loan.
(o)	Interest rate shown represents yield to maturity.

Foreign Currency Forward Contracts

As of September 30, 2019, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,505,493	EUR	3,102,000	JPMorgan Chase Bank N.A.	11/1/19	$116,824
USD	1,511,442	GBP	1,208,000	JPMorgan Chase Bank N.A.	11/1/19	24,333
Total unrealized appreciation						141,157

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

As of September 30, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
2-Year United States Treasury Note	255	December 2019	$55,005,599	$54,952,500	$(53,099)
Euro Bund	19	December 2019	3,653,107	3,608,553	(44,554)
Total Long Contracts					(97,653)
Short Contracts
5-Year United States Treasury Note	(657)	December 2019	(78,675,512)	(78,280,524)	394,988
10-Year United States Treasury Note	(462)	December 2019	(60,785,584)	(60,204,375)	581,209
10-Year United States Treasury Ultra Note	(500)	December 2019	(71,906,953)	(71,203,125)	703,828
Euro-BTP	(24)	December 2019	(3,795,345)	(3,815,001)	(19,656)
United States Treasury Long Bond	(5)	December 2019	(824,167)	(811,563)	12,604
United States Treasury Ultra Bond	(6)	December 2019	(1,175,423)	(1,151,437)	23,986
Total Short Contracts					1,696,959
Net Unrealized Appreciation					$1,599,306

1.	As of September 30, 2019, cash in the amount of $2,201,758 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2019.

Swap Contracts

As of September 30, 2019, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
$330,000,000	USD	11/9/2019	Fixed 1.830%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	$(1,658)	$159,053	$157,395
50,000,000	USD	3/16/2023	Fixed 2.793%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	(2,114,768)	(2,114,768)
50,000,000	USD	3/29/2023	Fixed 2.762%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	(2,087,468)	(2,087,468)
						$(1,658)	$(4,043,183)	$(4,044,841)

1.	As of September 30,2019 cash in the amount of $ 1,612,715 was on deposit with a broker for centrally cleared swap agreements.

The following abbreviations are used in the preceding pages:

BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$62,764,024	$—	$62,764,024
Convertible Bonds	—	5,513	—	5,513
Corporate Bonds	—	671,969,211	—	671,969,211
Loan Assignments	—	69,068,090	—	69,068,090
Mortgage-Backed Securities	—	113,557,927	—	113,557,927
U.S. Government & Federal Agencies	—	89,765,283	—	89,765,283
Total Long-Term Bonds	—	1,007,130,048	—	1,007,130,048
Common Stocks	188,074	—	—	188,074
Short-Term Investments
Affiliated Investment Company	73,834,781	—	—	73,834,781
Unaffiliated Investment Company	2,994,390	—	—	2,994,390
U.S. Governments	—	9,089,913	—	9,089,913
Repurchase Agreement	—	152,888	—	152,888
Total Short-Term Investments	76,829,171	9,242,801	—	86,071,972
Total Investments in Securities	77,017,245	1,016,372,849	—	1,093,390,094
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	141,157	—	141,157
Futures Contracts (b)	1,716,615	—	—	1,716,615
Interest Rate Swap Contracts (b)	—	157,395	—	157,395
Total Other Financial Instruments	1,716,615	298,552	—	2,015,167
Total Investments in Securities and Other Financial Instruments	$78,733,860	$1,016,671,401	$—	$1,095,405,261

Liability Valuation Inputs

Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(22,313,511)	$—	$(22,313,511)
Total Long-Term Bonds Sold Short	—	(22,313,511)	—	(22,313,511)
Other Financial Instruments
Futures Contracts (b)	(117,309)	—	—	(117,309)
Interest Rate Swap Contracts (b)	—	(4,202,237)	—	(4,202,237)
Total Other Financial Instruments	(117,309)	(4,202,237)	—	(4,319,546)
Total Investments in Securities Sold Short and Other Financial Instruments	$(117,309)	$(26,515,748)	$—	$(26,633,057)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Mellon Natural Resources Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks 97.7% †
Australia 4.6%
Newcrest Mining, Ltd. (Metals & Mining)	464,503	$10,894,693

Austria 2.1%
OMV A.G. (Oil, Gas & Consumable Fuels)	91,775	4,925,487

Brazil 2.1%
Petroleo Brasileiro S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	390,156	5,126,650

Canada 9.7%
Barrick Gold Corp. (Metals & Mining)	601,069	10,416,526
Lundin Mining Corp. (Metals & Mining)	779,093	3,663,622
Nutrien, Ltd. (Chemicals) (a)	130,092	6,480,788
Teck Resources, Ltd., Class B (Metals & Mining)	167,557	2,719,450
		23,280,386
Denmark 2.9%
Orsted A/S (Electric Utilities) (b)	24,038	2,233,971
Vestas Wind Systems A/S (Electrical Equipment)	60,241	4,676,846
		6,910,817
France 8.6%
Air Liquide S.A. (Chemicals)	36,517	5,198,104
TOTAL S.A. (Oil, Gas & Consumable Fuels)	295,191	15,406,689
		20,604,793
Italy 0.9%
Saipem S.p.A. (Energy Equipment & Services) (c)	497,163	2,249,898

Norway 2.7%
Yara International ASA (Chemicals)	150,251	6,470,720

Portugal 1.7%
Galp Energia SGPS S.A. (Oil, Gas & Consumable Fuels)	268,339	4,043,483

Republic of Korea 1.3%
S-Oil Corp. (Oil, Gas & Consumable Fuels)	37,031	3,077,274

Russia 2.3%
Gazprom PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	782,146	5,399,936

South Africa 3.8%
Anglo American PLC (Metals & Mining)	396,852	9,130,505

United Kingdom 5.6%
BP PLC (Oil, Gas & Consumable Fuels)	2,103,786	13,342,245

United States 49.4%
Archer-Daniels-Midland Co. (Food Products)	201,046	8,256,959
Ball Corp. (Containers & Packaging)	121,031	8,812,267
Bunge, Ltd. (Food Products)	64,823	3,670,278
Casella Waste Systems, Inc., Class A (Commercial Services & Supplies) (c)	106,631	4,578,735
CF Industries Holdings, Inc. (Chemicals)	184,741	9,089,257
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	42,092	2,858,047
Covanta Holding Corp. (Commercial Services & Supplies)	213,847	3,697,415
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	37,331	3,356,430
First Solar, Inc. (Semiconductors & Semiconductor Equipment) (c)	82,864	4,806,941
FMC Corp. (Chemicals)	106,724	9,357,560
Freeport-McMoRan, Inc. (Metals & Mining)	879,669	8,418,433
Helmerich & Payne, Inc. (Energy Equipment & Services)	73,754	2,955,323
Hess Corp. (Oil, Gas & Consumable Fuels)	109,487	6,621,774
Itron, Inc. (Electronic Equipment, Instruments & Components) (c)	33,747	2,495,928
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	91,888	5,582,196
Newmont Goldcorp Corp. (Metals & Mining)	205,686	7,799,613
NextEra Energy, Inc. (Electric Utilities)	26,543	6,184,254
Nutrien, Ltd. (Chemicals)	74,306	3,706,383
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	81,351	3,617,679
PBF Energy, Inc., Class A (Oil, Gas & Consumable Fuels)	107,116	2,912,484
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	21,909	2,755,495
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	75,568	6,441,416
		117,974,867
Total Common Stocks (Cost $232,725,700)		233,431,754

Short-Term Investment 2.0%
Affiliated Investment Company 2.0%
United States 2.0%
MainStay U.S. Government Liquidity Fund, 1.81%, (d)	4,830,949	4,830,949
Total Short-Term Investment (Cost $4,830,949)		4,830,949
Total Investments (Cost $237,556,649)	99.7%	238,262,703
Other Assets, Less Liabilities	0.3	612,225
Net Assets	100.0%	$238,874,928

†	Percentages indicated are based on Portfolio net assets.
(a)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $6,298,223. The Portfolio received non-cash collateral in the form of U.S. Treasury securities with a value of $6,629,022.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Current yield as of September 30, 2019.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$233,431,754	$—	$—	$233,431,754
Short-Term Investment
Affiliated Investment Company	4,830,949	—	—	4,830,949
Total Investments in Securities	$238,262,703	$—	$—	$238,262,703

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.8% †
Equity Funds 56.1%
IQ 50 Percent Hedged FTSE International ETF (a)	839,733	$17,079,917
IQ 500 International ETF	97,024	2,589,959
IQ Chaikin U.S. Large Cap ETF (a)	979,525	24,429,354
IQ Chaikin U.S. Small Cap ETF (a)	536,257	13,529,764
IQ Global Resources ETF (a)	572,454	15,182,568
MainStay Epoch Capital Growth Fund Class I (a)	901,628	11,567,886
MainStay Epoch International Choice Fund Class I (a)	1,122,938	38,617,834
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,495,285	42,705,347
MainStay MacKay International Opportunities Fund Class I (a)	3,442,002	26,159,216
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	4,454,366	37,906,652
MainStay MAP Equity Fund Class I (a)	1,234,143	52,636,189
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	1,033,530	14,303,526
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	5,267,935	45,240,422
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,711,338	45,096,652
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,969,216	52,167,757
MainStay VP MacKay Common Stock Portfolio Initial Class (a)	955,370	28,067,320
MainStay VP MacKay Growth Portfolio Initial Class (a)	1,384,743	45,613,872
MainStay VP MacKay International Equity Portfolio Initial Class	294,206	4,983,677
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	2,398,542	33,391,418
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	66,251	3,837,510
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	2,446,650	26,052,858
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	4,177,511	56,246,384
Total Equity Funds (Cost $612,866,218)		637,406,082

Fixed Income Funds 41.7%
IQ Enhanced Core Bond U.S. ETF (a)	1,389,331	26,918,288
IQ Enhanced Core Plus Bond U.S. ETF	206,875	4,074,403
IQ S&P High Yield Low Volatility Bond ETF (a)	180,069	4,559,347
MainStay MacKay High Yield Municipal Bond Fund Class I	1,422,331	18,532,976
MainStay MacKay Infrastructure Bond Fund (a)	1,342,655	11,801,938
MainStay MacKay Short Duration High Yield Fund Class I (a)	8,322,308	81,974,729
MainStay MacKay Short Term Municipal Fund Class I	1,792,352	17,242,424
MainStay MacKay Total Return Bond Fund Class R6	111,844	1,219,095
MainStay VP Bond Portfolio Initial Class (a)	5,185,307	77,508,643
MainStay VP Floating Rate Portfolio Initial Class (a)	3,797,123	33,724,129
MainStay VP Indexed Bond Portfolio Initial Class (a)	14,534,965	154,296,341
MainStay VP MacKay Convertible Portfolio Initial Class (a)	1,086,066	15,143,836
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (a)	1,567,333	15,595,870
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,237,349	10,892,019
Total Fixed Income Funds (Cost $458,345,639)		473,484,038
Total Affiliated Investment Companies (Cost $1,071,211,857)		1,110,890,120

Short-Term Investment 2.2%
Affiliated Investment Company 2.2%
MainStay U.S. Government Liquidity Fund, 1.81% (b)	25,552,214	25,552,214

Total Short-Term Investment (Cost $25,552,214)		25,552,214
Total Investments (Cost $1,096,764,071)	100.0%	1,136,442,334
Other Assets, Less Liabilities	(0.0)‡	(293,005)
Net Assets	100.0%	$1,136,149,329

‡	Less than one-tenth of a percent.
†	Percentages indicated are based on Portfolio net assets.
(a)	As of September 30, 2019, the Portfolio's ownership exceeded 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments (a)
Affiliated Investment Companies
Equity Funds	$637,406,082	$—	$—	$637,406,082
Fixed Income Funds	473,484,038	—	—	473,484,038
Short-Term Investment	25,552,214	—	—	25,552,214
Total Investments in Securities	$1,136,442,334	$—	$—	$1,136,442,334

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.9% †
Equity Funds 76.2%
IQ 50 Percent Hedged FTSE International ETF (a)	1,927,104	$39,196,717
IQ 500 International ETF (a)	634,534	16,938,251
IQ Chaikin U.S. Large Cap ETF (a)	2,060,432	51,387,174
IQ Chaikin U.S. Small Cap ETF (a)	1,274,275	32,149,958
IQ Global Resources ETF (a)	1,346,901	35,722,374
MainStay Epoch Capital Growth Fund Class I (a)	1,565,260	20,082,286
MainStay Epoch International Choice Fund Class I (a)	2,599,487	89,396,370
MainStay Epoch U.S. All Cap Fund Class R6 (a)	3,943,492	112,626,121
MainStay MacKay International Opportunities Fund Class I (a)	8,609,957	65,435,670
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	8,195,425	69,743,065
MainStay MAP Equity Fund Class I (a)	2,280,680	97,271,000
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	3,977,129	55,041,448
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	10,253,839	88,058,793
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	7,093,845	117,989,222
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,920,038	103,848,235
MainStay VP MacKay Common Stock Portfolio Initial Class (a)	1,612,992	47,387,246
MainStay VP MacKay Growth Portfolio Initial Class (a)	2,745,868	90,449,790
MainStay VP MacKay International Equity Portfolio Initial Class (a)	1,234,580	20,913,081
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	7,520,717	104,700,031
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	84,038	4,867,834
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	6,507,863	69,298,195
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	10,293,167	138,588,143
Total Equity Funds (Cost $1,440,074,720)		1,471,091,004

Fixed Income Funds 21.7%
IQ Enhanced Core Plus Bond U.S. ETF (a)	541,881	10,672,346
IQ S&P High Yield Low Volatility Bond ETF	88,976	2,252,872
MainStay MacKay High Yield Municipal Bond Fund Class I	2,286,418	29,792,025
MainStay MacKay Infrastructure Bond Fund (a)	2,846,926	25,024,478
MainStay MacKay Short Duration High Yield Fund Class I (a)	13,446,056	132,443,654
MainStay MacKay Short Term Municipal Fund Class I (a)	2,979,935	28,666,979
MainStay MacKay Total Return Bond Fund Class R6	29,699	323,716
MainStay VP Bond Portfolio Initial Class (a)	2,461,638	36,795,929
MainStay VP Floating Rate Portfolio Initial Class (a)	7,109,124	63,139,659
MainStay VP Indexed Bond Portfolio Initial Class (a)	2,378,625	25,250,360
MainStay VP MacKay Convertible Portfolio Initial Class (a)	1,808,409	25,216,006
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (a)	2,262,092	22,509,125
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,914,764	16,855,104
Total Fixed Income Funds (Cost $412,473,174)		418,942,253
Total Affiliated Investment Companies (Cost $1,852,547,894)		1,890,033,257

Short-Term Investment 2.2%
Affiliated Investment Company 2.2%
MainStay U.S. Government Liquidity Fund, 1.81% (b)	42,110,889	42,110,889

Total Short-Term Investment (Cost $42,110,889)		42,110,889
Total Investments (Cost $1,894,658,783)	100.1%	1,932,144,146
Other Assets, Less Liabilities	(0.1)‡	(1,643,052)
Net Assets	100.0%	$1,930,501,094

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	As of September 30, 2019, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments (a)
Affiliated Investment Companies
Equity Funds	$1,471,091,004	$—	$—	$1,471,091,004
Fixed Income Funds	418,942,253	—	—	418,942,253
Short-Term Investment	42,110,889	—	—	42,110,889
Total Investments in Securities	$1,932,144,146	$—	$—	$1,932,144,146

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

		Principal Amount	Value
Long-Term Bonds 156.9% †
Asset-Backed Securities 6.4%
Other Asset-Backed Securities 6.4%
Argent Securities, Inc. Series 2006-W4, Class A2C 2.465% (1 Month LIBOR + 0.16%), due 5/25/36 (a)		$329,448	$122,919
Atrium CDO Corp. Series 2012-A, Class AR 3.422% (3 Month LIBOR + 0.83%), due 4/22/27 (a)(b)		300,000	299,985
Black Diamond CLO, Ltd. Series 2015-1A, Class A1R 0.65% (3 Month EURIBOR + 0.65%), due 10/3/29 (a)(b)	EUR	260,000	283,384
Catamaran CLO, Ltd. Series 2013-1A, Class AR 3.432% (3 Month LIBOR + 0.85%), due 1/27/28 (a)(b)		$1,180,000	1,172,355
CIFC Funding, Ltd. Series 2015-2A, Class AR 3.377% (3 Month LIBOR + 0.78%), due 4/15/27 (a)(b)		1,446,620	1,443,144
Colony American Finance Trust Series 2017-1, Class A 2.968%, due 10/15/49 (b)		69,900	70,242
Countrywide Asset-Backed Certificates Series 2007-08, Class 1A1 2.335% (1 Month LIBOR + 0.19%), due 11/25/37 (a)		838,142	803,912
Credit-Based Asset Servicing & Securitization LLC Series 2007-CB6, Class A3 2.365% (1 Month LIBOR + 0.22%), due 7/25/37 (a)(b)		1,188,000	796,721
Halcyon Loan Advisors Funding, Ltd. Series 2015-1A, Class AR 3.512% (3 Month LIBOR + 0.92%), due 4/20/27 (a)(b)		250,066	249,876
Home Equity Asset Trust (a)
Series 2005-8, Class M2 2.595% (1 Month LIBOR + 0.45%), due 2/25/36		300,000	293,867
Series 2004-2, Class M1 2.94% (1 Month LIBOR + 0.795%), due 7/25/34		114,290	114,293
Jamestown CLO IV, Ltd. Series 2014-4A, Class A1AR 3.287% (3 Month LIBOR + 0.69%), due 7/15/26 (a)(b)		255,014	255,342
Jamestown CLO VII, Ltd. Series 2015-7A, Class A1R 3.41% (3 Month LIBOR + 0.83%), due 7/25/27 (a)(b)		1,450,000	1,445,383
Jubilee CDO B.V. Series 2015-16A, Class A1R 0.367% (3 Month EURIBOR + 0.80%), due 12/15/29 (a)(b)	EUR	1,660,000	1,807,769
KVK CLO, Ltd. Series 2013-1A, Class AR 2.90% (3 Month EURIBOR + 0.90%), due 1/14/28 (b)		$1,660,000	1,652,908
Legacy Mortgage Asset Trust Series 2019-GS3, Class A1 3.75%, due 4/25/59 (b)(c)		189,561	191,911
Long Beach Mortgage Loan Trust Series 2006-7, Class 2A2 2.265% (1 Month LIBOR + 0.12%), due 8/25/36 (a)		286,282	157,137
Man GLG Euro CLO Series 2A, Class A1R 0.87% (3 Month EURIBOR + 0.87%), due 1/15/30 (a)(b)	EUR	250,000	273,750
Marathon CLO V, Ltd. Series 2013-5A, Class A1R 3.392% (3 Month LIBOR + 0.87%), due 11/21/27 (a)(b)		$1,660,000	1,650,764
Marlette Funding Trust Series 2019-3A, Class A 2.69%, due 9/17/29 (b)		177,780	178,215
MASTR Asset Backed Securities Trust Series 2006-WMC4, Class A5 2.295% (1 Month LIBOR + 0.15%), due 10/25/36 (a)		133,519	59,182
New Century Home Equity Loan Trust Series 2004-04, Class M1 2.91% (1 Month LIBOR + 0.765%), due 2/25/35 (a)		83,911	83,162
New Residential Mortgage Loan Trust Series 2018-3A, Class A1 4.50%, due 5/25/58 (b)		247,552	261,626
OCP CLO, Ltd. (a)(b)
Series 2015-9A, Class A1R 3.397% (3 Month LIBOR + 0.80%), due 7/15/27		300,000	300,005
Series 2015-10A, Class A1R 3.406% (3 Month LIBOR + 0.82%), due 10/26/27		1,660,000	1,658,000
RASC Trust (a)
Series 2006-KS6, Class A4 2.395% (1 Month LIBOR + 0.25%), due 8/25/36		361,620	359,381
Series 2005-KS8, Class M4 3.03% (1 Month LIBOR + 0.59%), due 8/25/35		600,000	601,017
Residential Asset Securities Corp. Series 2006-EMX4, Class A4 2.605% (1 Month LIBOR + 0.23%), due 6/25/36 (a)		961,333	935,022
Saxon Asset Securities Trust Series 2007-03, Class A1 2.455% (1 Month LIBOR + 0.31%), due 9/25/47 (a)		193,869	188,393
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C 2.295% (1 Month LIBOR + 0.15%), due 7/25/36		235,802	128,988
Series 2006-HE1, Class A2C 2.305% (1 Month LIBOR + 0.16%), due 7/25/36		669,965	351,609
SLM Student Loan Trust
Series 2003-5, Class A5, Series Reg S (zero coupon) (3 Month EURIBOR + 0.27%), due 6/17/24 (a)	EUR	38,097	41,439
Series 2004-2, Class A5 (zero coupon) (3 Month EURIBOR + 0.18%), due 1/25/24 (a)		138,876	151,215
Series 2013-B, Class A2A 1.85%, due 6/17/30 (b)		$7,346	7,344
Series 2004-3A, Class A6B 3.13% (3 Month LIBOR + 0.55%), due 10/25/64 (a)(b)		500,000	493,309
Series 2011-B, Class A3 4.445% (1 Month LIBOR + 2.25%), due 6/16/42 (a)(b)		155,290	156,655
Sofi Professional Loan Program LLC Series 2017-F, Class A1FX 2.05%, due 1/25/41 (b)		195,632	195,372
Soundview Home Equity Loan Trust (a)
Series 2007-OPT2, Class 2A3 2.325% (1 Month LIBOR + 0.18%), due 7/25/37		251,720	230,825
Series 2007-OPT1, Class 1A1 2.345% (1 Month LIBOR + 0.20%), due 6/25/37		372,483	294,053
SpringCastle Funding Asset-Backed Notes Series 2019-AA, Class A 3.20%, due 5/27/36 (b)		905,695	915,378
Stanwich Mortgage Loan Trust Series 2019-NPB1, Class A1 3.375%, due 8/15/24 (b)(c)		240,239	239,976
THL Credit Wind River CLO, Ltd. Series 2012-1A, Class AR2 3.183% (3 Month LIBOR + 0.88%), due 1/15/26 (a)(b)		400,000	400,017
Venture CLO, Ltd. Series 2018-35A, Class AS 3.742% (3 Month LIBOR + 1.15%), due 10/22/31 (a)(b)		200,000	199,945
Venture XX CLO, Ltd. Series 2015-20A, Class AR 3.417% (3 Month LIBOR + 0.82%), due 4/15/27 (a)(b)		944,738	942,496
Venture XXI CLO, Ltd. Series 2015-21A, Class AR 3.477% (3 Month LIBOR + 0.88%), due 7/15/27 (a)(b)		400,000	399,998
Voya CLO, Ltd. Series 2014-3A, Class A1R 3.30% (3 Month LIBOR + 0.72%), due 7/25/26 (a)(b)		386,206	386,207
Wachovia Mortgage Loan Trust LLC Series 2005-WMC1, Class M1 2.805% (1 Month LIBOR + 0.66%), due 10/25/35 (a)		23,400	23,397
Z Capital Credit Partners CLO, Ltd. Series 2015-1A, Class A1R 3.551% (3 Month LIBOR + 0.95%), due 7/16/27 (a)(b)		570,000	568,328
Total Asset-Backed Securities (Cost $23,952,961)			23,836,216

Corporate Bonds 14.8%
Agriculture 0.2%
BAT Capital Corp. 2.765% (3 Month LIBOR + 0.59%), due 8/14/20 (a)		500,000	500,958
Reynolds American, Inc. 4.00%, due 6/12/22		200,000	208,354
			709,312
Auto Manufacturers 1.1%
BMW U.S. Capital LLC (b) 2.00%, due 4/11/21		600,000	599,202
3.40%, due 8/13/21		600,000	614,737
FCE Bank PLC
Series Reg S 0.088% (3 Month EURIBOR + 0.50%), due 8/26/20 (a)	EUR	800,000	869,201
Series Reg S 1.875%, due 6/24/21		900,000	1,001,626
Ford Motor Credit Co. LLC 3.55%, due 10/7/22		$400,000	399,998
Volkswagen Group of America Finance LLC 4.00%, due 11/12/21 (b)		600,000	620,082
			4,104,846
Banks 4.5%
Banco Bilbao Vizcaya Argentaria S.A. Series Reg S 5.875% (EUR 5 Year Interest Swap Rate + 5.66%), due 9/24/23 (a)(d)	EUR	400,000	461,049
Bank of America Corp. 5.875%, due 3/15/28 (d)(e)		$190,000	205,200
Barclays Bank PLC 2.676% (3 Month LIBOR + 0.40%), due 10/25/19 (a)(b)		2,000,000	2,000,000
Cooperatieve Rabobank U.A. (a)(d)
Series Reg S 5.50% (EUR 5 Year Interest Swap Rate + 5.25%), due 6/29/20	EUR	200,000	224,395
Series Reg S 6.625% (EUR 5 Year Interest Swap Rate + 6.697%), due 6/29/21		200,000	237,553
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22		$300,000	311,964
Deutsche Bank A.G. 4.25%, due 10/14/21		1,400,000	1,422,220
Goldman Sachs Group, Inc. 3.319% (3 Month LIBOR + 1.20%), due 9/15/20 (a)		1,300,000	1,310,021
ING Bank N.V. 2.625%, due 12/5/22 (b)		400,000	408,840
Intesa Sanpaolo S.p.A. 6.50%, due 2/24/21 (b)		400,000	420,151
Lloyds Banking Group PLC (a)
2.959% (3 Month LIBOR + 0.80%), due 6/21/21		400,000	400,906
Series Reg S 6.375% (EUR 5 Year Interest Swap Rate + 5.29%), due 6/27/20 (d)	EUR	200,000	224,197
Nykredit Realkredit A/S
Series Reg S 1.00%, due 10/1/50	DKK	28,999,197	4,263,125
Series Reg S 2.50%, due 10/1/47		9,209	1,399
Realkredit Danmark A/S 2.50%, due 7/1/47		46,155	7,007
Royal Bank of Scotland Group PLC
3.656% (3 Month LIBOR + 1.55%), due 6/25/24 (a)		$300,000	300,623
4.519%, due 6/25/24 (e)		200,000	210,327
State Bank of India Series Reg S 3.253% (3 Month LIBOR + 0.95%), due 4/6/20 (a)		700,000	700,954
Toronto-Dominion Bank 2.25%, due 3/15/21 (b)		600,000	603,026
UBS A.G. 2.682% (3 Month LIBOR + 0.58%), due 6/8/20 (a)(b)		800,000	802,145
UniCredit S.p.A. 7.83%, due 12/4/23 (b)		1,900,000	2,217,091
			16,732,193
Beverages 0.7%
Keurig Dr Pepper, Inc.
3.551%, due 5/25/21		1,000,000	1,021,374
4.057%, due 5/25/23		100,000	105,755
Pernod-Ricard S.A. 5.75%, due 4/7/21 (b)		1,600,000	1,683,709
			2,810,838
Biotechnology 0.3%
Amgen, Inc. 3.625%, due 5/15/22		400,000	413,811
Celgene Corp. 3.25%, due 8/15/22		600,000	618,197
			1,032,008
Commercial Services 0.1%
ERAC USA Finance LLC 4.50%, due 8/16/21 (b)		400,000	416,302

Computers 0.3%
EMC Corp. 2.65%, due 6/1/20		1,100,000	1,099,139

Diversified Financial Services 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20		100,000	102,368
Ally Financial, Inc.
4.125%, due 3/30/20		400,000	402,500
4.125%, due 2/13/22		200,000	204,500
4.25%, due 4/15/21		100,000	102,125
Avolon Holdings Funding, Ltd. 5.50%, due 1/15/23 (b)		100,000	106,701
BOC Aviation, Ltd. 2.375%, due 9/15/21 (b)		200,000	198,241
BRFkredit A/S Series Reg S 1.00%, due 10/1/50	DKK	18,399,591	2,706,908
Jyske Realkredit A/S 2.50%, due 10/1/47		30,588	4,646
Mitsubishi UFJ Lease & Finance Co., Ltd. 2.652%, due 9/19/22 (b)		$200,000	200,622
National Rural Utilities Cooperative Finance Corp. 2.479% (3 Month LIBOR + 0.375%), due 6/30/21 (a)		100,000	100,360
Nordea Kredit Realkreditaktieselskab
Series Reg S 1.00%, due 10/1/50	DKK	11,800,000	1,735,560
2.50%, due 10/1/47		11,202	1,701
			5,866,232
Electric 0.8%
American Electric Power Co., Inc. 3.65%, due 12/1/21		$100,000	102,998
Chugoku Electric Power Co., Inc. Series Reg S 2.701%, due 3/16/20		500,000	500,330
Consolidated Edison Co. of New York, Inc. 2.506% (3 Month LIBOR + 0.40%), due 6/25/21 (a)		100,000	100,337
Duke Energy Corp. 2.675% (3 Month LIBOR + 0.50%), due 5/14/21 (a)(b)(f)		800,000	803,208
IPALCO Enterprises, Inc. 3.45%, due 7/15/20		500,000	502,882
LG&E & KU Energy LLC 4.375%, due 10/1/21		100,000	103,269
NextEra Energy Capital Holdings, Inc. 2.544% (3 Month LIBOR + 0.40%), due 8/21/20 (a)		600,000	600,031
Southern Power Co. 2.706% (3 Month LIBOR + 0.55%), due 12/20/20 (a)(b)		300,000	300,025
			3,013,080
Food 0.2%
Campbell Soup Co. 3.30%, due 3/15/21		300,000	304,328
Conagra Brands, Inc. 3.25%, due 9/15/22		200,000	204,700
Danone S.A. 2.077%, due 11/2/21 (b)		200,000	199,706
			708,734
Gas 0.4%
Sempra Energy 2.569% (3 Month LIBOR + 0.45%), due 3/15/21 (a)		100,000	99,673
Southern Co. Gas Capital Corp. 3.50%, due 9/15/21		1,400,000	1,429,899
			1,529,572
Home Builders 0.2%
D.R. Horton, Inc. 4.00%, due 2/15/20		900,000	905,301

Home Furnishing 0.2%
Panasonic Corp. 2.536%, due 7/19/22 (b)		800,000	804,846

Machinery - Diversified 0.5%
John Deere Capital Corp. 2.449% (3 Month LIBOR + 0.29%), due 6/22/20 (a)		1,100,000	1,101,523
Wabtec Corp. 3.419% (3 Month LIBOR + 1.30%), due 9/15/21 (a)		600,000	600,018
			1,701,541
Media 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.579%, due 7/23/20		800,000	807,165
4.464%, due 7/23/22		600,000	631,693
DISH DBS Corp. 5.125%, due 5/1/20		300,000	303,375
			1,742,233
Miscellaneous - Manufacturing 0.1%
Textron, Inc. 2.731% (3 Month LIBOR + 0.55%), due 11/10/20 (a)		580,000	579,739

Oil & Gas 0.2%
Petrobras Global Finance B.V.
5.093%, due 1/15/30 (b)		543,000	566,430
6.125%, due 1/17/22		33,000	35,426
6.625%, due 1/16/34	GBP	100,000	145,640
			747,496
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. 2.80%, due 7/21/23		$800,000	646,000

Pipelines 0.6%
Enbridge, Inc. (a)
2.738% (3 Month LIBOR + 0.40%), due 1/10/20		600,000	600,102
2.819% (3 Month LIBOR + 0.70%), due 6/15/20		800,000	801,417
Florida Gas Transmission Co LLC 5.45%, due 7/15/20 (b)		700,000	716,156
Spectra Energy Partners, L.P. 2.827% (3 Month LIBOR + 0.70%), due 6/5/20 (a)		100,000	100,187
			2,217,862
Real Estate Investment Trusts 0.1%
American Tower Corp. 3.30%, due 2/15/21		300,000	304,286

Retail 0.3%
CVS Health Corp.
2.125%, due 6/1/21		800,000	799,194
3.70%, due 3/9/23		200,000	208,188
			1,007,382
Semiconductors 0.6%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, due 1/15/20		1,500,000	1,499,905
Broadcom, Inc. 3.125%, due 4/15/21 (b)		400,000	403,837
NXP B.V. / NXP Funding LLC 3.875%, due 9/1/22 (b)		400,000	412,803
			2,316,545
Software 0.2%
Activision Blizzard, Inc. 2.60%, due 6/15/22		200,000	202,044
Fidelity National Information Services, Inc. 2.25%, due 8/15/21		500,000	500,692
			702,736
Telecommunications 0.7%
AT&T, Inc.
2.888% (3 Month LIBOR + 0.75%), due 6/1/21 (a)		500,000	502,615
3.253% (3 Month LIBOR + 0.95%), due 7/15/21 (a)		800,000	807,038
5.15%, due 2/15/50		300,000	351,552
5.30%, due 8/15/58		100,000	118,560
Deutsche Telekom International Finance B.V. 1.95%, due 9/19/21 (b)		250,000	248,347
Sprint Corp. 7.25%, due 9/15/21		300,000	320,130
Telstra Corp., Ltd. 4.80%, due 10/12/21 (b)		300,000	314,417
			2,662,659
Transportation 0.1%
TTX Co. 2.60%, due 6/15/20 (b)		300,000	300,693

Trucking & Leasing 0.1%
Park Aerospace Holdings, Ltd. 5.25%, due 8/15/22 (b)		300,000	316,170
Penske Truck Leasing Co., L.P. / PTL Finance Corp. 3.65%, due 7/29/21 (b)		200,000	204,636
			520,806
Total Corporate Bonds (Cost $54,920,106)			55,182,381

Foreign Government Bonds 9.1%
Argentina 0.1%
Argentina Bocon 51.603% (BADLARPP Index + 0.00%), due 10/4/22 (f)	ARS	91,227	1,647
Argentina Bonar Bonds 55.469% (BADLARPP Index + 2.00%), due 4/3/22 (a)		2,854,000	30,720
Argentina POM Politica Monetaria 80.155% (ARLLMONP+ 0.00%), due 6/21/20		21,453,000	179,703
			212,070
Australia 0.6%
Australia Government Bond
Series Reg S 1.25%, due 2/21/22	AUD	980,000	790,566
Series Reg S 3.00%, due 9/20/25		1,450,000	1,454,697
			2,245,263
Canada 0.2%
Canadian Government Real Return Bond 4.25%, due 12/1/26	CAD	935,784	910,568

Japan 1.2%
Japanese Government CPI Linked Bond
0.10%, due 3/10/28	JPY	208,711,890	2,012,321
0.10%, due 3/10/29		263,344,530	2,540,285
			4,552,606
New Zealand 0.7%
New Zealand Government Inflation Linked Bond
Series Reg S 2.00%, due 9/20/25	NZD	1,800,000	1,362,950
Series Reg S 2.50%, due 9/20/35		800,000	698,018
Series Reg S 3.00%, due 9/20/30		500,000	436,273
			2,497,241
Peru 0.4%
Peru Government Bond (b)
Series Reg S 5.94%, due 2/12/29	PEN	1,300,000	437,206
Series Reg S 6.15%, due 8/12/32		2,600,000	883,269
			1,320,475
Qatar 0.1%
Qatar Government International Bond Series Reg S 3.875%, due 4/23/23		$300,000	317,250

Spain 0.1%
Autonomous Community of Catalonia 4.95%, due 2/11/20	EUR	500,000	553,684

United Kingdom 5.7%
United Kingdom Gilt Inflation Linked
Series Reg S 0.125%, due 3/22/26	GBP	248,873	375,710
Series Reg S 0.125%, due 8/10/28		2,156,502	3,500,519
Series Reg S 0.625%, due 3/22/40		1,203,354	2,682,500
Series Reg S 1.25%, due 11/22/27		3,780,553	6,510,675
1.875%, due 11/22/22		5,597,889	8,050,219
			21,119,623
Total Foreign Government Bonds (Cost $34,556,773)			33,728,780

Mortgage-Backed Securities 4.6%
Agency (Collateralized Mortgage Obligations) 1.4%
Federal Home Loan Mortgage Corporation REMICS (Collateralized Mortgage Obligations) Series 4779, Class WF 2.752% (1 Month LIBOR + 0.35%), due 7/15/44 (a)		$410,474	407,852
Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 2.645% (1 Month LIBOR + 0.45%), due 9/15/42 (a)		556,004	558,842
Federal National Mortgage Association REMIC, Series 2019-5, Class FA 2.545% (1 Month LIBOR + 0.40%), due 3/25/49 (a)		1,630,824	1,623,563
Government National Mortgage Association (a)
REMIC, Series 2019-20, Class FE 2.572% (1 Month LIBOR + 0.40%), due 2/20/49		1,627,810	1,625,554
REMIC, Series 2018-H15, Class FG 3.03% (12 Month LIBOR + 0.15%), due 8/20/68		686,427	673,566
Government National Mortgage Association (Mortgage Pass-Through Securities) Series 2017-H10, Class FB 3.629% (12 Month LIBOR + 0.75%), due 4/20/67 (a)		370,146	376,504
			5,265,881
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.3%
CGGS Commercial Mortgage Trust Series 2018-WSS, Class A 2.928% (1 Month LIBOR + 0.90%), due 2/15/37 (a)(b)		1,000,000	995,621

Whole Loan (Collateralized Mortgage Obligations) 2.9%
BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (b)(g)		906,753	921,516
CHL Mortgage Pass-Through Trust Series 2007-1, Class A1 6.00%, due 3/25/37		43,286	35,995
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.606%, due 3/25/37 (h)		429,327	430,440
Citigroup Mortgage Loan Trust, Inc.
Series 2019-B, Class A1 3.258%, due 4/25/66 (b)(g)		294,500	294,482
Series 2004-NCM2, Class 1CB1 5.50%, due 8/25/34		264,799	269,225
Countrywide Alternative Loan Trust
Series 2005-29CB, Class A4 5.00%, due 7/25/35		59,380	51,316
Series 2007-1T1, Class 1A1 6.00%, due 3/25/37		802,583	561,408
Credit Suisse Mortgage Trust Series 2019-RPL4, Class A1 3.83%, due 8/26/58 (b)		291,237	294,565
Eurosail-UK PLC (a)
Series 2007-3X, Class A3A, Reg S 1.73% (3 Month LIBOR + 0.95%), due 6/13/45	GBP	194,060	237,040
Series 2007-3A, Class A3C 1.73% (3 Month LIBOR + 0.95%), due 6/13/45 (b)		51,743	62,865
Series 2007-3X, Class A3C, Reg S 1.73% (3 Month LIBOR + 0.95%), due 6/13/45		51,743	62,865
GreenPoint Mortgage Funding Trust Series 2006-AR4, Class A6A 3.325% (1 Month LIBOR + 0.18%), due 9/25/46 (a)		$115,395	110,454
IndyMac Index Mortgage Loan Trust Series 2005-AR14, Class 1A1A 2.705% (1 Month LIBOR + 0.28%), due 7/25/35 (a)		1,174,109	1,063,652
Lehman XS Trust Series 2007-20N, Class A1 3.295% (1 Month LIBOR + 1.15%), due 12/25/37 (a)		58,005	57,361
Merrill Lynch Mortgage Investors Trust Series 2005-A4, Class 1A 4.488%, due 7/25/35 (h)		249,195	194,906
Onslow Bay Financial LLC Series 2018-1, Class A2 2.795% (1 Month LIBOR + 0.65%), due 6/25/57 (a)(b)		88,975	88,603
Paragon Mortgages No.13 PLC Series 13X, Class A1, Reg S 1.007% (3 Month LIBOR + 0.24%), due 1/15/39 (a)	GBP	2,048,428	2,382,466
Residential Asset Securitization Trust Series 2006-A10, Class A5 6.50%, due 9/25/36		$269,843	185,789
Silverstone Master Issuer PLC Series 2019-1A, Class 2A 1.457%, due 1/21/70 (b)(g)	GBP	300,000	369,780
Towd Point Mortgage Funding Series 2019-GR4A, Class A1 1.798%, due 10/20/51 (b)		1,321,295	1,625,210
Trinity Square PLC Series 2015-1A, Class A 1.917% (3 Month LIBOR + 1.15%), due 7/15/51 (a)(b)		617,594	761,212
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-HY1, Class A2A 2.178% (1 Month LIBOR + 0.16%), due 2/25/37 (a)		$744,321	593,363
Series 2006-5, Class 2CB1 6.00%, due 7/25/36		49,946	41,043
			10,695,556
Total Mortgage-Backed Securities (Cost $17,711,629)			16,957,058

U.S. Government & Federal Agencies 122.0%
Federal National Mortgage Association (Mortgage Pass-Through Securities) 15.6%
3.00%, due 6/1/49 TBA (i)		21,400,000	21,700,320
3.50%, due 3/1/48		181,007	186,529
3.50%, due 9/1/48 TBA (i)		28,200,000	28,929,227
3.683% (12 Month Monthly Treasury Average Index + 1.20%), due 6/1/43 (a)(j)		278,116	283,763
4.00%, due 9/1/48 TBA (i)		5,800,000	6,021,125
4.225% (11th District Cost of Funds Index+ 1.927%), due 12/1/36 (a)(j)		281,263	291,374
4.726% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34 (a)(j)		331,168	351,097
			57,763,435
United States Treasury Inflation - Indexed Bond 42.0%
0.375%, due 7/15/25		2,660,294	2,693,664
0.375%, due 7/15/27		8,988,216	9,122,954
0.625%, due 4/15/23 (k)		9,905,223	9,983,229
0.625%, due 2/15/43 (k)		1,986,302	2,023,869
0.75%, due 2/15/42		3,894,422	4,093,549
0.75%, due 2/15/45		2,941,650	3,070,467
0.875%, due 2/15/47		9,462,286	10,205,212
1.00%, due 2/15/46		5,392,195	5,967,761
1.00%, due 2/15/48		4,513,212	5,028,563
1.00%, due 2/15/49		4,832,714	5,423,232
1.375%, due 2/15/44		16,398,945	19,529,038
1.75%, due 1/15/28		16,684,495	18,726,965
2.00%, due 1/15/26		11,165,652	12,381,875
2.125%, due 2/15/40		3,513,520	4,649,083
2.125%, due 2/15/41		3,210,020	4,285,520
2.375%, due 1/15/25		20,277,914	22,555,742
2.375%, due 1/15/27		5,063,356	5,843,157
2.50%, due 1/15/29		6,930,768	8,362,368
3.375%, due 4/15/32		1,556,685	2,145,404
			156,091,652
United States Treasury Inflation - Indexed Notes 64.4%
0.125%, due 4/15/20 (j)		7,089,304	7,028,380
0.125%, due 4/15/21 (j)		35,125,422	34,736,852
0.125%, due 1/15/22 (j)		10,009,070	9,909,142
0.125%, due 4/15/22 (j)		41,406,465	40,971,266
0.125%, due 7/15/22 (j)		4,263,976	4,244,023
0.125%, due 1/15/23 (j)		8,272,820	8,200,692
0.125%, due 7/15/26 (j)		10,467,730	10,434,289
0.25%, due 1/15/25 (j)		10,585,918	10,607,168
0.25%, due 7/15/29		6,800,204	6,852,143
0.375%, due 7/15/23 (j)		6,319,186	6,354,736
0.375%, due 1/15/27 (j)		5,512,247	5,569,191
0.50%, due 1/15/28		15,613,981	15,960,058
0.625%, due 7/15/21 (j)		2,026,192	2,032,418
0.625%, due 1/15/24 (j)(k)		688,312	698,699
0.625%, due 1/15/26 (j)		38,428,210	39,363,759
0.75%, due 7/15/28		12,663,447	13,285,805
0.875%, due 1/15/29		11,745,636	12,456,741
1.125%, due 1/15/21		4,808,562	4,822,099
1.25%, due 7/15/20 (j)		5,635,004	5,657,749
			239,185,210
Total U.S. Government & Federal Agencies (Cost $447,245,633)			453,040,297

Total Long-Term Bonds (Cost $578,387,102)			582,744,732

Short-Term Investments 2.5%
		Shares
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 1.81% (l)		589,622	589,622

Total Affiliated Investment Company (Cost $589,622)			589,622

Foreign Government Bonds 0.9%
Argentina Treasury Bills
(zero coupon), due 2/26/20	ARS	790,000	10,149
(zero coupon), due 4/8/20		1,325,000	15,872
(zero coupon), due 5/13/20		7,370,000	76,770
(zero coupon), due 8/27/20		1,325,000	10,351
Brazil Letras do Tesouro Nacional (zero coupon), due 1/1/20	BRL	13,706,000	3,257,621
Total Foreign Government Bonds (Cost $3,833,301)			3,370,763

	Principal Amount
Repurchase Agreement 1.4%
Credit Agricole Corp. 2.50%, dated 9/30/19 due 10/1/19 Proceeds at Maturity $5,245,364 (Collateralized by a United States Treasury Note with a rate of 2.50% and a maturity date of 3/31/23, with a Principal Amount of $5,245,000 and a Market Value of $5,412,082)	$5,300,000	5,300,000
Total Repurchase Agreement (Cost $5,300,000)		5,300,000
Total Short-Term Investments (Cost $9,722,923)		9,260,385

Total Investments Excluding Purchased Options (Cost $588,110,025)	159.4%	592,005,117
Total Purchased Options (Cost $91,690)	0.0%‡	92,999
Total Investments (Cost $588,201,715)	159.4%	592,098,116
Other Assets, Less Liabilities	(59.4)	(220,715,791)
Net Assets	100.0%	$371,382,325

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2019.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2019.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2019.
(f)	Illiquid security - As of September 30, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $804,855, which represented 0.2% of the Portfolio's net assets.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2019.
(i)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2019, the total net market value of these securities was $56,650,672, which represented 15.3% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(j)	Delayed delivery security.
(k)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for swap contracts
(l)	Current yield as of September 30, 2019.

Foreign Currency Forward Contracts

As of September 30, 2019, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	6,721,043	USD	1,613,928	Credit Suisse International*	10/2/19	$3,671
BRL	6,721,043	USD	1,605,773	Credit Suisse International*	11/4/19	8,097
RUB	97,934,908	USD	1,474,257	Credit Suisse International*	11/15/19	27,265
USD	2,213,923	AUD	3,273,000	Bank of America, N.A.	11/4/19	2,258
USD	3,562,869	BRL	13,706,000	JPMorgan Chase Bank N.A.*	1/3/20	282,273
USD	4,211,478	DKK	27,443,538	Bank of America, N.A.	10/1/19	205,094
USD	8,633,280	DKK	58,209,890	Bank of America, N.A.	1/2/20	68,745
USD	5,976,593	DKK	39,070,000	JPMorgan Chase Bank N.A.	10/1/19	272,902
USD	13,428,114	EUR	12,136,000	Bank of America, N.A.	10/2/19	200,477
USD	10,185,973	EUR	9,210,000	JPMorgan Chase Bank N.A.	10/2/19	147,530
USD	6,349,049	EUR	5,801,000	JPMorgan Chase Bank N.A.	11/4/19	10,527
USD	13,104,562	GBP	10,621,000	Bank of America, N.A.	11/4/19	27,991
USD	2,816,153	JPY	302,200,000	Bank of America, N.A.	11/5/19	15,041
USD	4,759,296	JPY	505,500,000	JPMorgan Chase Bank N.A.	10/2/19	84,151
USD	1,770,836	KRW	2,107,950,170	JPMorgan Chase Bank N.A.*	12/18/19	4,571
USD	100,779	MXN	1,941,000	JPMorgan Chase Bank N.A.	10/9/19	2,538
USD	2,447,113	NZD	3,883,000	Bank of America, N.A.	11/4/19	13,793
USD	2,453,274	NZD	3,883,000	JPMorgan Chase Bank N.A.	10/2/19	21,740
USD	1,345,829	PEN	4,457,842	JPMorgan Chase Bank N.A.*	10/28/19	24,434
USD	850,776	SGD	1,172,458	JPMorgan Chase Bank N.A.	12/18/19	1,722
Total unrealized appreciation						1,424,820
AUD	3,273,000	USD	2,211,467	Bank of America, N.A.	10/2/19	(2,356)
BRL	6,721,043	USD	1,622,872	JPMorgan Chase Bank N.A.*	10/2/19	(5,273)
DKK	58,209,890	USD	8,563,426	Bank of America, N.A.	10/1/19	(65,570)
DKK	8,155,044	USD	1,252,036	JPMorgan Chase Bank N.A.	10/1/19	(61,510)
EUR	15,306,000	USD	16,923,716	Bank of America, N.A.	10/2/19	(240,936)
EUR	6,040,000	USD	6,599,216	JPMorgan Chase Bank N.A.	10/2/19	(15,916)
GBP	22,292,000	USD	27,615,267	Bank of America, N.A.	10/2/19	(206,149)
IDR	26,087,434,400	USD	1,835,205	JPMorgan Chase Bank N.A.*	12/18/19	(12,414)
JPY	505,500,000	USD	4,690,606	Bank of America, N.A.	10/2/19	(15,461)
MXN	1,941,000	USD	99,079	JPMorgan Chase Bank N.A.	10/9/19	(837)
MXN	1,941,000	USD	99,074	JPMorgan Chase Bank N.A.	1/22/20	(2,406)
NZD	3,883,000	USD	2,445,293	Bank of America, N.A.	10/2/19	(13,758)
RUB	16,339,075	USD	256,251	Bank of America, N.A.*	10/17/19	(4,795)
USD	148,867	ARS	9,566,207	JPMorgan Chase Bank N.A.*	10/21/19	(6,234)
USD	2,202,745	AUD	3,273,000	Bank of America, N.A.	10/2/19	(6,366)
USD	1,609,060	BRL	6,721,043	Credit Suisse International*	10/2/19	(8,539)
USD	1,613,928	BRL	6,721,043	JPMorgan Chase Bank N.A.*	10/2/19	(3,671)
USD	899,887	CAD	1,199,000	Bank of America, N.A.	10/2/19	(5,136)
USD	27,073,775	GBP	22,292,000	Bank of America, N.A.	10/2/19	(335,343)
USD	148,246	MXN	2,979,219	JPMorgan Chase Bank N.A.	1/22/20	(128)
USD	1,625,131	TWD	50,963,895	JPMorgan Chase Bank N.A.*	11/21/19	(22,202)
USD	181,078	TWD	5,610,150	JPMorgan Chase Bank N.A.*	12/18/19	(554)
ZAR	12,454,393	USD	880,736	Bank of America, N.A.	10/7/19	(58,934)
Total unrealized depreciation						(1,094,488)
Net unrealized appreciation						$330,332

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Future Contracts

As of September 30, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
5-Year United States Treasury Note	51	December 2019	$6,109,308	$6,076,570	$(32,738)
Euro Bund	110	December 2019	21,130,357	20,891,623	(238,734)
Short-Term Euro-BTP	151	December 2019	18,563,129	18,546,802	(16,327)
Total Long Contracts					(287,799)

Short Contracts
10-Year Australia Government Bond	(7)	December 2019	(692,092)	(696,174)	(4,082)
10-Year Japan Government Bond	(3)	December 2019	(4,305,424)	(4,301,133)	4,291
10-Year United States Treasury Note	(18)	December 2019	(2,372,319)	(2,345,625)	26,694
10-Year United States Treasury Ultra Note	(26)	December 2019	(3,646,183)	(3,702,563)	(56,380)
2-Year United States Treasury Note	(7)	December 2019	(1,511,991)	(1,508,500)	3,491
3-Year Australia Government Bond	(13)	December 2019	(1,011,407)	(1,015,112)	(3,705)
Euro BOBL	(21)	December 2019	(3,127,525)	(3,104,887)	22,638
Euro Schatz	(791)	December 2019	(97,073,306)	(96,845,389)	227,917
Euro-Buxl 30 Year Bond	(7)	December 2019	(1,606,362)	(1,659,449)	(53,087)
Euro-OAT	(117)	December 2019	(21,950,126)	(21,718,645)	231,481
UK Long Gilt	(105)	December 2019	(17,232,364)	(17,330,746)	(98,382)
United States Treasury Long Bond	(63)	December 2019	(10,318,413)	(10,225,688)	92,725
United States Treasury Ultra Bond	(1)	December 2019	(197,875)	(191,906)	5,969
Total Short Contracts					399,570
Net Unrealized Appreciation					$111,771

1.	As of September 30, 2019, cash in the amount of $2,178,978 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2019.

Purchased Options on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premium Paid (Received)	Market Value
Put - 10-Year United States Treasury Note	Morgan Stanley & Co., LLC	$118.00	11/22/2019	1		$1,000	$9	$1
Put - 10-Year United States Treasury Note	Morgan Stanley & Co., LLC	117.00	11/22/2019	16		16,000	137	16
Put - 5-Year United States Treasury Note	Morgan Stanley & Co., LLC	111.50	11/22/2019	50		50,000	430	50
Put - 5-Year United States Treasury Note	Morgan Stanley & Co., LLC	110.50	11/22/2019	1		1,000	8	1
Put - Euro Bund	Morgan Stanley & Co., LLC	173.00	10/25/2019	50	EUR	5,000,000	17,846	19,074
Put - Euro Bund	Morgan Stanley & Co., LLC	151.00	11/22/2019	101		10,100,000	1,157	1,101
							$19,587	$20,243

Description	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premium Paid (Received)	Market Value
Call - 10-Year United States Treasury Note	Morgan Stanley & Co., LLC		$142.00	11/22/2019	32		$32,000	$275	$32
Call - 10-Year United States Treasury Note	Morgan Stanley & Co., LLC		144.00	11/22/2019	7		7,000	60	7
Call - 10-Year United States Treasury Note	Morgan Stanley & Co., LLC		145.50	11/22/2019	16		16,000	138	16
Call - 2 -Year United States Treasury Note	Morgan Stanley & Co., LLC		110.63	11/22/2019	4		8,000	34	4
Call - 2-Year United States Treasury Note	Morgan Stanley & Co., LLC		110.25	11/22/2019	17		34,000	146	17
Call - Euro - OAT	Morgan Stanley & Co., LLC	EUR	200.000	11/22/2019	145	EUR	14,500,000	1,661	1,581
Call - Euro Schatz	Morgan Stanley & Co., LLC		115.00	11/22/2019	385		38,500,000	2,312	2,098
Call - United States Treasury Long Bond	Morgan Stanley & Co., LLC		$192.00	11/22/2019	18		$18,000	155	18
Call - United States Treasury Long Bond	Morgan Stanley & Co., LLC		195.00	11/22/2019	39		39,000	335	39
Call - United States Treasury Long Bond	Morgan Stanley & Co., LLC		198.00	11/22/2019	6		6,000	52	6
Call - United States Treasury Ultra Bond	Morgan Stanley & Co., LLC		255.00	11/22/2019	1		1,000	9	1
Call - United States Treasury Ultra Bond	Morgan Stanley & Co., LLC		245.00	11/22/2019	10		10,000	86	10
								$5,263	$3,829

Purchased Swaptions

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Call - IRO 1-Year/1-Year Forward Swap Rate	Bank of America Securities, Inc.	$1.50	03/10/2020	47,060,000	$47,060,000	$66,830	$68,925
						$66,830	$68,925

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Put - Markit CDX N.A. I.G. Series 32 5 Year	Credit Suisse International	1.20	10/16/2019	200,000	200,000	$10	$2
						$10	$2

Written Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Cap-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style - Call	JPMorgan Chase Bank N.A.	238.643	Maximum of [0, Final Index/Initial Index – (1 + 4.000%)10]	05/16/2024	(300,000)	(300,000)	(2,085)	(8)
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style - Put	JPMorgan Chase Bank N.A.	234.781	Maximum of [0, Final Index/Initial Index]	10/02/2020	(1,900,000)	$(1,900,000)	$(35,068)	$(323)
							$(37,153)	$(331)

Written Options on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premium Paid (Received)	Market Value
Call -10-Year United States Treasury Note	Morgan Stanley & Co., LLC	$130.00	10/25/2019	(37)		$(37,000)	$(29,448)	$(31,219)
Call - Euro Bund	Morgan Stanley & Co., LLC	176.00	11/22/2019	(15)	EUR	(1,500,000)	(32,194)	(7,848)
Call - Euro Bund	Morgan Stanley & Co., LLC	175.00	11/22/2019	(20)		(2,000,000)	(17,428)	(17,875)
Call - Euro Bund	Morgan Stanley & Co., LLC	173.00	11/22/2019	(7)		(700,000)	(10,449)	(14,725)
Call - Euro Bund	Morgan Stanley & Co., LLC	178.50	11/22/2019	(25)		(2,500,000)	(16,871)	(2,997)
							$(106,390)	$(74,664)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premium Paid (Received)	Market Value
Put -10-Year United States Treasury Note	Morgan Stanley & Co., LLC	$130.00	10/25/2019	(37)		(37,000)	$(33,494)	$(19,656)
Put - Euro Bund	Morgan Stanley & Co., LLC	176.00	11/22/2019	(15)	EUR	(1,500,000)	(28,597)	(36,459)
Put - Euro Bund	Morgan Stanley & Co., LLC	175.00	11/22/2019	(20)		(2,000,000)	(40,769)	(34,224)
Put - Euro Bund	Morgan Stanley & Co., LLC	173.00	11/22/2019	(7)		(700,000)	(10,154)	(5,188)
Put - Euro Bund	Morgan Stanley & Co., LLC	170.50	10/25/2019	(50)		(5,000,000)	(5,422)	(2,725)
Put - Euro Schatz	Morgan Stanley & Co., LLC	112.20	11/22/2019	(88)		(8,800,000)	(8,245)	(3,357)
							$(126,682)	$(101,609)

Written Swaptions

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Call - IRO 5-Year/5-Year Forward Swap Rate	Bank of America Securities, Inc.	1.40	03/10/2020	(10,100,000)	(10,100,000)	(69,910)	(82,554)
						$(69,910)	$(82,554)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Put-Markit CDX N.A. I.G. Series 32 5 Year	Bank of America Securities, Inc.	$0.80	10/16/2019	(400,000)	$(400,000)	$(480)	$(29)
Put-Markit CDX N.A. I.G. Series 32 5 Year	Bank of America Securities, Inc.	0.85	11/20/2019	(1,300,000)	(1,300,000)	(1,778)	(305)
						$(2,258)	$(334)

Swap Contracts

As of September 30, 2019, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$4,800,000	USD	12/16/2022	3-Month USD-LIBOR	Fixed 2.25%	Quarterly/ Semi-Annually	$(5,960)	$105,325	$99,365
50,000	USD	12/21/2026	Fixed 1.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	920	(792)	128
14,000,000	JPY	9/20/2027	Fixed 0.30%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	203	(4,092)	(3,889)
50,000,000	JPY	3/20/2028	Fixed 0.30%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	749	(15,009)	(14,260)
1,600,000	NZD	3/21/2028	Fixed 3.25%	3-Month NZD Bank Bill	Semi-Annually/ Quarterly	(4,014)	(174,965)	(178,979)
3,700,000	USD	6/20/2028	Fixed 2.25%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(173,847)	(213,841)	(387,688)
106,980,000	JPY	3/20/2029	Fixed 0.45%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	4,635	(47,418)	(42,783)
6,400,000	USD	9/12/2029	Fixed 1.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(14,736)	(30,255)	(44,991)
610,000	USD	6/15/2046	Fixed 2.50%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	21,408	(104,126)	(82,718)
2,310,000	USD	12/21/2046	Fixed 2.25%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	168,326	(270,449)	(102,123)
1,170,000	USD	12/15/2047	Fixed 2.00%	12-Month USD-FFR	Annually/ Annually	(2,122)	(138,638)	(140,760)
490,000	USD	12/20/2047	Fixed 2.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(23,571)	(115,502)	(139,073)
190,000	USD	6/20/2048	Fixed 2.50%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(21,628)	(34,296)	(55,924)
200,000	USD	12/19/2048	Fixed 2.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(4,075)	(48,442)	(52,517)
1,100,000	USD	12/11/2049	Fixed 2.25%	3 Month LIBOR BBA	Semi-Annually/ Quarterly	4,834	(139,450)	(134,616)
100,000	USD	1/15/2050	Fixed 2.00%	3 Month LIBOR BBA	Semi-Annually/ Quarterly	719	(6,667)	(5,948)
100,000	USD	1/16/2050	Fixed 1.625%	3 Month LIBOR BBA	Semi-Annually/ Quarterly	1,418	2,373	3,791
600,000	USD	1/22/2050	Fixed 1.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	3,412	(3,871)	(459)
1,400,000	USD	2/3/2050	Fixed 1.625%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(13,965)	33,000	19,035
500,000	USD	3/12/2050	Fixed 2.25%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	1,239	(63,524)	(62,285)
						$(56,055)	$(1,270,639)	$(1,326,694)

Open OTC interest rate swap agreements as of September 30, 2019 were as follows:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$4,190,000	ILS	2/16/2020	Bank of America N.A.	Fixed 0.285%	3-Month TELBOR	Annually/ Quarterly	$—	$(2,001)	$(2,001)
$880,000	ILS	2/16/2028	Bank of America N.A.	3-Month TELBOR	Fixed 1.963%	Quarterly/ Annually	—	28,445	28,445
$2,570,000	ILS	6/20/2020	Bank of America N.A.	Fixed 0.37%	3-Month TELBOR	Annually/ Quarterly	—	(1,581)	(1,581)
$540,000	ILS	6/20/2028	Bank of America N.A.	3-Month TELBOR	Fixed 1.998%	Quarterly/ Annually	—	17,132	17,132
							$—	$41,995	$41,995

As of September 30, 2019, the Portfolio held the following open centrally cleared inflation swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$1,300,000	USD	11/23/2020	Fixed 2.027%	12-Month USD-CPI	At Maturity	$—	$(4,895)	$(4,895)
1,300,000	USD	11/25/2020	Fixed 2.021%	12-Month USD-CPI	At Maturity	—	(4,752)	(4,752)
4,600,000	USD	9/20/2021	Fixed 1.58%	12-Month USD-CPI	At Maturity	—	(9,874)	(9,874)
1,100,000	USD	4/27/2023	Fixed 2.263%	12-Month USD-CPI	At Maturity	—	(36,797)	(36,797)
510,000	USD	5/9/2023	Fixed 2.263%	12-Month USD-CPI	At Maturity	—	(16,909)	(16,909)
780,000	USD	5/10/2023	Fixed 2.281%	12-Month USD-CPI	At Maturity	—	(26,571)	(26,571)
2,800,000	EUR	3/15/2024	Fixed 1.03%	12-Month EUR-CPI	At Maturity	998	(45,051)	(44,053)
2,200,000	GBP	9/15/2024	UK RPI	Fixed 3.85%	At Maturity	(376)	3,570	3,194
560,000	EUR	12/15/2026	12-Month EUR-CPI	Fixed 1.385%	At Maturity	1,423	23,968	25,391
800,000	EUR	6/15/2027	12-Month EUR-CPI	Fixed 1.36%	At Maturity	9,637	34,658	44,295
1,100,000	USD	7/25/2027	12-Month USD-CPI	Fixed 2.067%	At Maturity	—	32,491	32,491
600,000	USD	9/25/2027	12-Month USD-CPI	Fixed 2.15%	At Maturity	—	21,776	21,776
1,200,000	USD	10/17/2027	12-Month USD-CPI	Fixed 2.155%	At Maturity	—	44,918	44,918
3,900,000	EUR	11/15/2027	12-Month EUR-CPI	Fixed 1.52%	At Maturity	2,908	245,776	248,684
1,000,000	EUR	3/15/2028	12-Month EUR-CPI	Fixed 1.535%	At Maturity	(112)	66,067	65,955
510,000	USD	5/9/2028	12-Month USD-CPI	Fixed 2.353%	At Maturity	—	34,634	34,634
770,000	USD	5/9/2028	12-Month USD-CPI	Fixed 2.36%	At Maturity	—	52,926	52,926
850,000	EUR	5/15/2028	12-Month EUR-CPI	Fixed 1.62%	At Maturity	(47)	64,462	64,415
3,460,000	GBP	6/15/2030	UK RPI	Fixed 3.40%	At Maturity	(11,815)	(51,177)	(62,992)
2,070,000	GBP	4/15/2031	UK RPI	Fixed 3.14%	At Maturity	167,222	(247,633)	(80,411)
2,690,000	GBP	10/15/2031	UK RPI	Fixed 3.53%	At Maturity	2,914	(52,216)	(49,302)
200,000	EUR	3/15/2033	Fixed 1.71%	12-Month EUR-CPI	At Maturity	350	(23,525)	(23,175)
310,000	GBP	6/15/2039	UK RPI	Fixed 3.58%	At Maturity	(309)	12,882	12,573
350,000	GBP	6/15/2039	UK RPI	Fixed 3.59%	At Maturity	—	16,078	16,078
920,000	GBP	6/15/2039	UK RPI	Fixed 3.60%	At Maturity	374	46,301	46,675
						$173,167	$181,107	$354,274

As of September 30, 2019, the Portfolio held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[5]
Daimler AG 0.625%, 03/05/20	12/20/2020	Sell	150	1.00%	Quarterly	$(1,176)	$1,714	$538
General Electric Co. 2.70%, 10/09/22	12/20/2020	Sell	100	1.00%	Quarterly	1,705	740	2,445
CDX North American High Yield Series 31	12/20/2023	Buy	2,390	5.00%	Quarterly	115,833	(184,667)	(68,834)
General Electric Co. 2.70%, 10/09/22	12/20/2023	Selll	100	1.00%	Quarterly	4,080	55	4,135
CDX North American High Yield Series 32	6/20/2024	Buy	8,019	5.00%	Quarterly	570,959	(565,805)	5,154
CDX North American High Yield Series 33	12/20/2024	Buy	300	5.00%	Quarterly	20,178	(20,178)	—
						$711,579	$(768,141)	$(56,562)

As of September 30, 2019, the Portfolio held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/ Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
United Mexican States	Bank of America N.A.	12/20/2023	Buy	2,300	1.00%	Quarterly	$(19,277)	$(7,892)	$(27,169)
							$(19,277)	$(7,892)	$(27,169)

1	As of September 30, 2019, cash in the amount of $2,590,000 was on deposit with a broker for centrally cleared swap agreements.
2

Buy-Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell-Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at September 30, 2019.

The following abbreviations are used in the preceding pages:

ARS	—Argentine Peso
AUD	—Australian Dollar
BADLARPP	—Average rate on 30-day deposits of at least 1 million Argentinian Pesos
BRL	—Brazilian Real
BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD	—Canadian Dollar
COP	—Colombian Peso
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
REMIC	—Real Estate Mortgage Investment Conduit
RUB	—New Russian Ruble
SGD	—Singapore Dollar
TBA	—TBA
TELBOR	—Tel Aviv Interbank Offered Rate
TWD	—New Taiwan Dollar
USD	—United States Dollar
ZAR	—South African Rand

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio’s assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$23,836,216	$—	$23,836,216
Corporate Bonds	—	55,182,381	—	55,182,381
Foreign Government Bonds	—	33,728,780	—	33,728,780
Mortgage-Backed Securities	—	16,957,058	—	16,957,058
U.S. Government & Federal Agencies	—	453,040,297	—	453,040,297
Total Long-Term Bonds	—	582,744,732	—	582,744,732
Purchased Options	92,999	—	—	92,999
Short-Term Investments
Affiliated Investment Company	589,622	—	—	589,622
Foreign Government Bonds	—	3,370,763	—	3,370,763
Repurchase Agreements	—	5,300,000	—	5,300,000
Total Short-Term Investments	589,622	8,670,763	—	9,260,385
Total Investments in Securities	682,621	591,415,495	—	592,098,116
Other Financial Instruments
Credit Default Swap Contracts (b)	—	12,272	—	12,272
Foreign Currency Forward Contracts (b)	—	1,424,820	—	1,424,820
Futures Contracts (b)	615,206	—	—	615,206
Inflation Swap Contracts (b)	—	714,005	—	714,005
Interest Rate Swap Contracts (b)	—	167,896	—	167,896
Total Other Financial Instruments	615,206	2,318,993	—	2,934,199
Total Investments in Securities and Other Financial Instruments	$1,297,827	$593,734,488	$—	$595,032,315

Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(1,094,488)	—	(1,094,488)
Futures Contracts (b)	(503,435)	—	—	(503,435)
Credit Default Swap Contracts (b)	—	(96,003)	—	(96,003)
Inflation Swap Contracts (b)	—	(359,731)	—	(359,731)
Interest Rate Swap Contracts (b)	—	(1,452,595)	—	(1,452,595)
Written Options (b)	(259,161)	(331)	—	(259,492)
Total Other Financial Instruments	$(762,596)	$(3,003,148)	$—	$(3,765,744)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay S&P 500 Index Portfolio

Portfolio of Investments September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks 97.5% †
Aerospace & Defense 2.6%
Arconic, Inc.	34,480	$896,480
Boeing Co.	47,583	18,103,904
General Dynamics Corp.	20,826	3,805,535
Huntington Ingalls Industries, Inc.	3,679	779,175
L3Harris Technologies, Inc.	19,875	4,146,720
Lockheed Martin Corp.	22,120	8,628,127
Northrop Grumman Corp.	14,006	5,249,309
Raytheon Co.	24,789	4,863,354
Textron, Inc.	20,484	1,002,897
TransDigm Group, Inc.	4,418	2,300,320
United Technologies Corp.	72,201	9,856,880
		59,632,701
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	12,050	1,021,599
Expeditors International of Washington, Inc.	15,196	1,128,911
FedEx Corp.	21,363	3,109,812
United Parcel Service, Inc., Class B	62,160	7,448,011
		12,708,333
Airlines 0.4%
Alaska Air Group, Inc.	10,973	712,257
American Airlines Group, Inc.	35,275	951,367
Delta Air Lines, Inc.	51,509	2,966,918
Southwest Airlines Co.	43,061	2,325,725
United Airlines Holdings, Inc. (a)	19,667	1,738,760
		8,695,027
Auto Components 0.1%
Aptiv PLC	22,804	1,993,525
BorgWarner, Inc.	18,382	674,252
		2,667,777
Automobiles 0.3%
Ford Motor Co.	348,837	3,195,347
General Motors Co.	111,835	4,191,576
Harley-Davidson, Inc.	13,951	501,817
		7,888,740
Banks 5.3%
Bank of America Corp.	745,694	21,751,894
BB&T Corp.	68,198	3,639,727
Citigroup, Inc.	201,083	13,890,814
Citizens Financial Group, Inc.	39,796	1,407,584
Comerica, Inc.	13,295	877,337
Fifth Third Bancorp	65,022	1,780,302
First Republic Bank	14,974	1,447,986
Huntington Bancshares, Inc.	92,380	1,318,263
JPMorgan Chase & Co.	284,614	33,496,222
KeyCorp	89,302	1,593,148
M&T Bank Corp.	11,898	1,879,527
People's United Financial, Inc.	35,493	554,933
PNC Financial Services Group, Inc.	39,633	5,554,961
Regions Financial Corp.	88,814	1,405,037
SunTrust Banks, Inc.	39,516	2,718,701
SVB Financial Group (a)	4,588	958,663
U.S. Bancorp	127,643	7,063,764
Wells Fargo & Co.	356,898	18,001,935
Zions Bancorp., N.A.	15,752	701,279
		120,042,077
Beverages 1.9%
Brown-Forman Corp., Class B	16,201	1,017,099
Coca-Cola Co.	342,555	18,648,694
Constellation Brands, Inc., Class A	14,886	3,085,570
Molson Coors Brewing Co., Class B	16,721	961,458
Monster Beverage Corp. (a)	34,435	1,999,296
PepsiCo., Inc.	124,454	17,062,643
		42,774,760
Biotechnology 2.1%
AbbVie, Inc.	131,603	9,964,979
Alexion Pharmaceuticals, Inc. (a)	19,959	1,954,784
Amgen, Inc.	53,380	10,329,564
Biogen, Inc. (a)	16,418	3,822,439
Celgene Corp. (a)	63,086	6,264,440
Gilead Sciences, Inc.	112,729	7,144,764
Incyte Corp. (a)	15,889	1,179,441
Regeneron Pharmaceuticals, Inc. (a)	7,113	1,973,146
Vertex Pharmaceuticals, Inc. (a)	22,879	3,876,160
		46,509,717
Building Products 0.3%
A.O. Smith Corp.	12,315	587,548
Allegion PLC	8,312	861,539
Fortune Brands Home & Security, Inc.	12,451	681,070
Johnson Controls International PLC	70,827	3,108,597
Masco Corp.	25,765	1,073,885
		6,312,639
Capital Markets 2.6%
Affiliated Managers Group, Inc.	4,508	375,742
Ameriprise Financial, Inc.	11,649	1,713,568
Bank of New York Mellon Corp.	76,356	3,452,055
BlackRock, Inc.	10,457	4,660,057
Cboe Global Markets, Inc.	9,941	1,142,320
Charles Schwab Corp.	103,556	4,331,747
CME Group, Inc.	31,874	6,736,251
E*TRADE Financial Corp.	21,346	932,607
Franklin Resources, Inc.	25,106	724,559
Goldman Sachs Group, Inc.	28,805	5,969,260
Intercontinental Exchange, Inc.	49,884	4,602,797
Invesco, Ltd.	34,290	580,873
MarketAxess Holdings, Inc.	3,361	1,100,728
Moody's Corp.	14,483	2,966,553
Morgan Stanley	111,808	4,770,847
MSCI, Inc.	7,539	1,641,617
Nasdaq, Inc.	10,261	1,019,430
Northern Trust Corp.	19,128	1,785,025
Raymond James Financial, Inc.	10,999	906,978
S&P Global, Inc.	21,924	5,370,942
State Street Corp.	33,164	1,962,977
T. Rowe Price Group, Inc.	20,968	2,395,594
		59,142,527
Chemicals 1.9%
Air Products & Chemicals, Inc.	19,614	4,351,562
Albemarle Corp. (b)	9,434	655,852
Celanese Corp.	11,014	1,346,902
CF Industries Holdings, Inc.	19,434	956,153
Corteva, Inc. (a)	66,660	1,866,480
Dow, Inc. (a)	66,155	3,152,286
DuPont de Nemours, Inc.	66,357	4,731,917
Eastman Chemical Co.	12,194	900,283
Ecolab, Inc.	22,284	4,413,123
FMC Corp.	11,610	1,017,965
International Flavors & Fragrances, Inc. (b)	9,504	1,166,046
Linde PLC	48,119	9,321,613
LyondellBasell Industries N.V., Class A	22,977	2,055,752
Mosaic Co.	31,599	647,779
PPG Industries, Inc.	21,033	2,492,621
Sherwin-Williams Co.	7,309	4,019,000
		43,095,334
Commercial Services & Supplies 0.4%
Cintas Corp.	7,389	1,980,991
Copart, Inc. (a)	17,947	1,441,683
Republic Services, Inc.	18,843	1,630,862
Rollins, Inc.	12,535	427,067
Waste Management, Inc.	34,741	3,995,215
		9,475,818
Communications Equipment 1.1%
Arista Networks, Inc. (a)	4,844	1,157,328
Cisco Systems, Inc.	377,881	18,671,100
F5 Networks, Inc. (a)	5,352	751,528
Juniper Networks, Inc.	30,782	761,855
Motorola Solutions, Inc.	14,736	2,511,162
		23,852,973
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	12,061	1,103,581
Quanta Services, Inc.	12,656	478,397
		1,581,978
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,558	1,523,448
Vulcan Materials Co.	11,775	1,780,851
		3,304,299
Consumer Finance 0.7%
American Express Co.	60,558	7,162,800
Capital One Financial Corp.	41,865	3,808,878
Discover Financial Services	28,327	2,297,036
Synchrony Financial	54,330	1,852,110
		15,120,824
Containers & Packaging 0.4%
Amcor PLC (a)	144,600	1,409,850
Avery Dennison Corp.	7,494	851,093
Ball Corp.	29,552	2,151,681
International Paper Co.	34,967	1,462,320
Packaging Corp. of America	8,426	893,999
Sealed Air Corp.	13,755	570,970
WestRock Co.	22,906	834,924
		8,174,837
Distributors 0.1%
Genuine Parts Co.	13,003	1,294,969
LKQ Corp. (a)	27,434	862,799
		2,157,768
Diversified Consumer Services 0.0% ‡
H&R Block, Inc.	17,866	421,995

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B (a)	174,539	36,307,603

Diversified Telecommunication Services 2.1%
AT&T, Inc.	650,409	24,611,477
CenturyLink, Inc.	87,382	1,090,527
Verizon Communications, Inc.	368,153	22,221,715
		47,923,719
Electric Utilities 2.1%
Alliant Energy Corp.	21,142	1,140,188
American Electric Power Co., Inc.	43,954	4,118,050
Duke Energy Corp.	64,854	6,216,905
Edison International	31,874	2,403,937
Entergy Corp.	17,698	2,077,037
Evergy, Inc.	20,959	1,395,031
Eversource Energy	28,804	2,461,878
Exelon Corp.	86,482	4,177,945
FirstEnergy Corp.	48,065	2,318,175
NextEra Energy, Inc.	43,505	10,136,230
Pinnacle West Capital Corp.	9,996	970,312
PPL Corp.	64,289	2,024,461
Southern Co.	93,038	5,746,957
Xcel Energy, Inc.	46,675	3,028,741
		48,215,847
Electrical Equipment 0.5%
AMETEK, Inc.	20,325	1,866,241
Eaton Corp. PLC	37,385	3,108,563
Emerson Electric Co.	54,751	3,660,652
Rockwell Automation, Inc.	10,415	1,716,392
		10,351,848
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	26,476	2,554,934
CDW Corp.	3,864	476,199
Corning, Inc.	69,506	1,982,311
FLIR Systems, Inc.	12,071	634,814
IPG Photonics Corp. (a)	3,173	430,259
Keysight Technologies, Inc. (a)	16,697	1,623,783
TE Connectivity, Ltd.	29,902	2,786,269
		10,488,569
Energy Equipment & Services 0.4%
Baker Hughes, a GE Co.	51,035	1,184,012
Halliburton Co.	77,968	1,469,697
Helmerich & Payne, Inc.	9,741	390,322
National Oilwell Varco, Inc.	34,349	728,199
Schlumberger, Ltd.	123,104	4,206,463
TechnipFMC PLC	37,358	901,822
		8,880,515
Entertainment 1.8%
Activision Blizzard, Inc.	68,274	3,613,060
Electronic Arts, Inc. (a)	26,232	2,566,014
Netflix, Inc. (a)	38,972	10,429,687
Take-Two Interactive Software, Inc. (a)	10,074	1,262,675
Viacom, Inc., Class B	31,507	757,113
Walt Disney Co.	160,344	20,896,030
		39,524,579
Equity Real Estate Investment Trusts 3.1%
Alexandria Real Estate Equities, Inc.	10,096	1,555,188
American Tower Corp.	39,404	8,713,407
Apartment Investment & Management Co., Class A	13,252	690,959
AvalonBay Communities, Inc.	12,431	2,676,767
Boston Properties, Inc.	12,795	1,659,000
Crown Castle International Corp.	37,007	5,144,343
Digital Realty Trust, Inc.	18,545	2,407,326
Duke Realty Corp.	32,173	1,092,917
Equinix, Inc.	7,550	4,354,840
Equity Residential	31,030	2,676,648
Essex Property Trust, Inc.	5,851	1,911,229
Extra Space Storage, Inc.	11,440	1,336,421
Federal Realty Investment Trust	6,205	844,749
HCP, Inc.	43,715	1,557,565
Host Hotels & Resorts, Inc.	64,970	1,123,331
Iron Mountain, Inc.	25,556	827,759
Kimco Realty Corp.	37,572	784,503
Macerich Co. (b)	9,808	309,835
Mid-America Apartment Communities, Inc.	10,151	1,319,731
Prologis, Inc.	56,178	4,787,489
Public Storage	13,366	3,278,279
Realty Income Corp.	28,326	2,172,038
Regency Centers Corp.	14,915	1,036,443
SBA Communications Corp.	10,068	2,427,898
Simon Property Group, Inc.	27,417	4,267,456
SL Green Realty Corp.	7,336	599,718
UDR, Inc.	26,066	1,263,680
Ventas, Inc.	33,164	2,421,967
Vornado Realty Trust	14,097	897,556
Welltower, Inc.	36,072	3,269,927
Weyerhaeuser Co.	66,307	1,836,704
		69,245,673
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	39,146	11,278,354
Kroger Co.	71,103	1,833,035
Sysco Corp.	45,679	3,626,913
Walgreens Boots Alliance, Inc.	67,528	3,734,974
Walmart, Inc.	126,587	15,023,345
		35,496,621
Food Products 1.2%
Archer-Daniels-Midland Co.	49,577	2,036,127
Campbell Soup Co.	15,011	704,316
Conagra Brands, Inc.	43,313	1,328,843
General Mills, Inc.	53,718	2,960,936
Hershey Co.	13,260	2,055,168
Hormel Foods Corp.	24,715	1,080,787
J.M. Smucker Co.	10,152	1,116,923
Kellogg Co.	22,134	1,424,323
Kraft Heinz Co.	55,383	1,547,124
Lamb Weston Holdings, Inc.	12,967	942,960
McCormick & Co., Inc.	10,953	1,711,954
Mondelez International, Inc., Class A	128,369	7,101,373
Tyson Foods, Inc., Class A	26,230	2,259,452
		26,270,286
Gas Utilities 0.1%
Atmos Energy Corp.	10,521	1,198,237

Health Care Equipment & Supplies 3.5%
Abbott Laboratories	157,319	13,162,881
ABIOMED, Inc. (a)	4,039	718,498
Align Technology, Inc. (a)	6,470	1,170,552
Baxter International, Inc.	45,446	3,975,162
Becton Dickinson & Co.	24,029	6,078,376
Boston Scientific Corp. (a)	123,991	5,045,194
Cooper Cos., Inc.	4,413	1,310,661
Danaher Corp.	56,830	8,207,957
DENTSPLY SIRONA, Inc.	19,955	1,063,801
Edwards Lifesciences Corp. (a)	18,512	4,070,974
Hologic, Inc. (a)	23,793	1,201,308
IDEXX Laboratories, Inc. (a)	7,663	2,083,800
Intuitive Surgical, Inc. (a)	10,259	5,539,142
Medtronic PLC	119,424	12,971,835
ResMed, Inc.	12,788	1,727,787
Stryker Corp.	28,561	6,177,744
Teleflex, Inc.	4,115	1,398,071
Varian Medical Systems, Inc. (a)	8,106	965,343
Zimmer Biomet Holdings, Inc.	18,275	2,508,609
		79,377,695
Health Care Providers & Services 2.4%
AmerisourceBergen Corp.	13,537	1,114,501
Anthem, Inc.	22,771	5,467,317
Cardinal Health, Inc.	26,537	1,252,281
Centene Corp. (a)	36,816	1,592,660
Cigna Corp. (a)	33,612	5,101,965
CVS Health Corp.	115,760	7,300,983
DaVita, Inc. (a)	8,619	491,886
HCA Healthcare, Inc.	23,674	2,850,823
Henry Schein, Inc. (a)	13,197	838,010
Humana, Inc.	12,025	3,074,432
Laboratory Corp. of America Holdings (a)	8,696	1,460,928
McKesson Corp.	16,459	2,249,287
Quest Diagnostics, Inc.	11,987	1,282,969
UnitedHealth Group, Inc.	84,355	18,332,029
Universal Health Services, Inc., Class B	7,231	1,075,611
WellCare Health Plans, Inc. (a)	4,478	1,160,563
		54,646,245
Health Care Technology 0.1%
Cerner Corp.	28,341	1,932,006

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	35,641	1,557,868
Chipotle Mexican Grill, Inc. (a)	2,270	1,907,867
Darden Restaurants, Inc.	10,932	1,292,381
Hilton Worldwide Holdings, Inc.	25,533	2,377,378
Marriott International, Inc., Class A	24,333	3,026,295
McDonald's Corp.	67,600	14,514,396
MGM Resorts International	46,413	1,286,568
Norwegian Cruise Line Holdings, Ltd. (a)	19,191	993,518
Royal Caribbean Cruises, Ltd.	15,296	1,657,016
Starbucks Corp.	106,547	9,420,886
Wynn Resorts, Ltd.	8,621	937,275
Yum! Brands, Inc.	27,085	3,072,251
		42,043,699
Household Durables 0.4%
D.R. Horton, Inc.	29,956	1,578,981
Garmin, Ltd.	12,860	1,089,113
Leggett & Platt, Inc.	11,702	479,080
Lennar Corp., Class A	25,315	1,413,843
Mohawk Industries, Inc. (a)	5,331	661,417
Newell Brands, Inc.	33,919	634,964
NVR, Inc. (a)	306	1,137,509
PulteGroup, Inc.	22,944	838,603
Whirlpool Corp.	5,655	895,526
		8,729,036
Household Products 1.8%
Church & Dwight Co., Inc.	21,994	1,654,829
Clorox Co.	11,193	1,699,881
Colgate-Palmolive Co.	76,373	5,614,179
Kimberly-Clark Corp.	30,638	4,352,128
Procter & Gamble Co.	222,764	27,707,386
		41,028,403
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	59,091	965,547
NRG Energy, Inc.	22,519	891,752
		1,857,299
Industrial Conglomerates 1.3%
3M Co.	51,207	8,418,431
General Electric Co.	776,813	6,944,708
Honeywell International, Inc.	64,045	10,836,414
Roper Technologies, Inc.	9,257	3,301,046
		29,500,599
Insurance 2.4%
Aflac, Inc.	65,903	3,448,045
Allstate Corp.	29,302	3,184,541
American International Group, Inc.	77,432	4,312,962
Aon PLC	20,993	4,063,615
Arthur J. Gallagher & Co.	16,562	1,483,458
Assurant, Inc.	5,441	684,587
Chubb, Ltd.	40,567	6,549,137
Cincinnati Financial Corp.	13,521	1,577,495
Everest Re Group, Ltd.	3,626	964,842
Globe Life, Inc.	8,934	855,520
Hartford Financial Services Group, Inc.	32,185	1,950,733
Lincoln National Corp.	17,820	1,074,902
Loews Corp.	23,147	1,191,608
Marsh & McLennan Cos., Inc.	45,068	4,509,054
MetLife, Inc.	70,852	3,341,380
Principal Financial Group, Inc.	23,079	1,318,734
Progressive Corp.	52,041	4,020,167
Prudential Financial, Inc.	35,783	3,218,681
Travelers Cos., Inc.	23,177	3,446,188
Unum Group	18,571	551,930
Willis Towers Watson PLC	11,482	2,215,682
		53,963,261
Interactive Media & Services 4.7%
Alphabet, Inc. (a)
Class A	26,662	32,558,035
Class C	26,898	32,788,662
Facebook, Inc., Class A (a)	214,138	38,133,695
TripAdvisor, Inc. (a)	9,346	361,503
Twitter, Inc. (a)	68,808	2,834,890
		106,676,785
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc. (a)	36,985	64,202,631
Booking Holdings, Inc. (a)	3,784	7,426,516
eBay, Inc.	70,180	2,735,617
Expedia Group, Inc.	12,448	1,673,136
		76,037,900
IT Services 5.4%
Accenture PLC, Class A	56,713	10,908,746
Akamai Technologies, Inc. (a)	14,685	1,341,915
Alliance Data Systems Corp.	3,647	467,290
Automatic Data Processing, Inc.	38,626	6,235,009
Broadridge Financial Solutions, Inc.	10,173	1,265,827
Cognizant Technology Solutions Corp., Class A	49,160	2,962,628
DXC Technology Co.	23,318	687,881
Fidelity National Information Services, Inc.	54,604	7,249,227
Fiserv, Inc. (a)	50,809	5,263,304
FleetCor Technologies, Inc. (a)	7,706	2,209,927
Gartner, Inc. (a)	8,023	1,147,209
Global Payments, Inc.	25,634	4,075,806
International Business Machines Corp.	78,853	11,466,803
Jack Henry & Associates, Inc.	6,854	1,000,478
Leidos Holdings, Inc.	12,033	1,033,394
Mastercard, Inc., Class A	79,467	21,580,853
Paychex, Inc.	28,468	2,356,296
PayPal Holdings, Inc. (a)	104,738	10,849,810
VeriSign, Inc. (a)	9,272	1,748,977
Visa, Inc., Class A	153,721	26,441,549
Western Union Co.	37,731	874,227
		121,167,156
Leisure Products 0.1%
Hasbro, Inc.	10,447	1,239,954

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	27,546	2,110,850
Illumina, Inc. (a)	13,085	3,980,719
IQVIA Holdings, Inc. (a)	16,216	2,422,346
Mettler-Toledo International, Inc. (a)	2,190	1,542,636
PerkinElmer, Inc.	9,887	842,076
Thermo Fisher Scientific, Inc.	35,647	10,382,902
Waters Corp. (a)	5,942	1,326,432
		22,607,961
Machinery 1.5%
Caterpillar, Inc.	50,077	6,325,226
Cummins, Inc.	14,045	2,284,700
Deere & Co.	28,027	4,727,594
Dover Corp.	12,946	1,288,904
Flowserve Corp.	11,676	545,386
Fortive Corp.	26,282	1,801,894
IDEX Corp.	6,751	1,106,354
Illinois Tool Works, Inc.	26,202	4,100,351
Ingersoll-Rand PLC	21,503	2,649,385
PACCAR, Inc.	30,831	2,158,478
Parker-Hannifin Corp.	11,433	2,064,914
Pentair PLC	14,958	565,412
Snap-On, Inc.	4,914	769,238
Stanley Black & Decker, Inc.	13,507	1,950,546
Wabtec Corp.	16,210	1,164,851
Xylem, Inc.	16,025	1,275,910
		34,779,143
Media 1.4%
CBS Corp., Class B	29,128	1,175,897
Charter Communications, Inc., Class A (a)	14,391	5,930,819
Comcast Corp., Class A	403,717	18,199,562
Discovery, Inc. (a)
Class A	14,067	374,604
Class C	30,883	760,339
DISH Network Corp., Class A (a)	21,415	729,609
Fox Corp.
Class A	31,549	994,898
Class B (a)	14,453	455,848
Interpublic Group of Cos., Inc.	34,467	743,109
News Corp.
Class A	34,327	477,832
Class B	10,839	154,943
Omnicom Group, Inc.	19,362	1,516,045
		31,513,505
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	129,146	1,235,927
Newmont Goldcorp Corp.	72,980	2,767,402
Nucor Corp.	26,985	1,373,806
		5,377,135
Multi-Utilities 1.1%
Ameren Corp.	21,879	1,751,414
CenterPoint Energy, Inc.	44,703	1,349,137
CMS Energy Corp.	25,260	1,615,377
Consolidated Edison, Inc.	29,565	2,793,006
Dominion Energy, Inc.	73,160	5,928,886
DTE Energy Co.	16,316	2,169,375
NiSource, Inc.	33,232	994,301
Public Service Enterprise Group, Inc.	45,008	2,794,097
Sempra Energy	24,438	3,607,293
WEC Energy Group, Inc.	28,078	2,670,218
		25,673,104
Multiline Retail 0.5%
Dollar General Corp.	22,882	3,636,865
Dollar Tree, Inc. (a)	21,062	2,404,438
Kohl's Corp.	14,164	703,384
Macy's, Inc.	27,497	427,304
Nordstrom, Inc. (b)	9,515	320,370
Target Corp.	45,479	4,862,160
		12,354,521
Oil, Gas & Consumable Fuels 4.0%
Apache Corp.	33,465	856,704
Cabot Oil & Gas Corp.	37,242	654,342
Chevron Corp.	168,982	20,041,265
Cimarex Energy Co.	9,031	432,946
Concho Resources, Inc.	17,898	1,215,274
ConocoPhillips	98,816	5,630,536
Devon Energy Corp.	35,979	865,655
Diamondback Energy, Inc.	14,513	1,304,864
EOG Resources, Inc.	51,659	3,834,131
Exxon Mobil Corp.	376,619	26,593,068
Hess Corp.	23,037	1,393,278
HollyFrontier Corp.	13,477	722,906
Kinder Morgan, Inc.	173,295	3,571,610
Marathon Oil Corp.	71,569	878,152
Marathon Petroleum Corp.	58,598	3,559,828
Noble Energy, Inc.	42,570	956,122
Occidental Petroleum Corp.	79,619	3,540,657
ONEOK, Inc.	36,759	2,708,771
Phillips 66	39,926	4,088,422
Pioneer Natural Resources Co.	14,878	1,871,206
Valero Energy Corp.	36,887	3,144,248
Williams Cos., Inc.	107,884	2,595,689
		90,459,674
Personal Products 0.2%
Coty, Inc., Class A	26,182	275,173
Estee Lauder Cos., Inc., Class A	19,691	3,917,524
		4,192,697
Pharmaceuticals 4.2%
Allergan PLC	29,199	4,913,900
Bristol-Myers Squibb Co.	145,603	7,383,528
Eli Lilly & Co.	75,623	8,456,920
Johnson & Johnson	234,917	30,393,561
Merck & Co., Inc.	227,904	19,184,959
Mylan N.V. (a)	45,919	908,278
Nektar Therapeutics (a)	4,680	85,246
Perrigo Co. PLC	12,111	676,884
Pfizer, Inc.	492,329	17,689,381
Zoetis, Inc.	42,508	5,296,072
		94,988,729
Professional Services 0.3%
Equifax, Inc.	10,760	1,513,609
IHS Markit, Ltd. (a)	35,703	2,387,817
Nielsen Holdings PLC	31,659	672,754
Robert Half International, Inc.	10,464	582,426
Verisk Analytics, Inc.	14,554	2,301,569
		7,458,175
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	29,938	1,587,013

Road & Rail 0.9%
CSX Corp.	71,047	4,921,426
J.B. Hunt Transport Services, Inc.	7,603	841,272
Kansas City Southern	8,953	1,190,838
Norfolk Southern Corp.	23,446	4,212,308
Union Pacific Corp.	62,712	10,158,090
		21,323,934
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. (a)	96,626	2,801,188
Analog Devices, Inc.	32,882	3,673,906
Applied Materials, Inc.	82,225	4,103,027
Broadcom, Inc.	35,433	9,781,988
Intel Corp.	394,322	20,319,413
KLA Corp.	14,176	2,260,363
Lam Research Corp.	12,865	2,973,230
Maxim Integrated Products, Inc.	24,147	1,398,353
Microchip Technology, Inc.	21,189	1,968,670
Micron Technology, Inc. (a)	98,252	4,210,098
NVIDIA Corp.	54,208	9,435,987
Qorvo, Inc. (a)	10,484	777,284
QUALCOMM, Inc.	108,208	8,254,106
Skyworks Solutions, Inc.	15,284	1,211,257
Texas Instruments, Inc.	83,103	10,740,232
Xilinx, Inc.	22,485	2,156,311
		86,065,413
Software 6.5%
Adobe, Inc. (a)	43,210	11,936,763
ANSYS, Inc. (a)	7,486	1,657,101
Autodesk, Inc. (a)	19,546	2,886,944
Cadence Design Systems, Inc. (a)	24,937	1,647,837
Citrix Systems, Inc.	10,953	1,057,184
Fortinet, Inc. (a)	12,633	969,709
Intuit, Inc.	23,150	6,156,511
Microsoft Corp.	679,642	94,490,627
Oracle Corp.	195,972	10,784,339
salesforce.com, Inc. (a)	78,063	11,587,672
Symantec Corp.	50,611	1,195,938
Synopsys, Inc. (a)	13,377	1,835,993
		146,206,618
Specialty Retail 2.3%
Advance Auto Parts, Inc.	6,354	1,050,951
AutoZone, Inc. (a)	2,183	2,367,725
Best Buy Co., Inc.	20,646	1,424,367
CarMax, Inc. (a)	14,739	1,297,032
Gap, Inc.	19,066	330,986

Home Depot, Inc.	97,482	22,617,774
L Brands, Inc.	20,666	404,847
Lowe's Cos., Inc.	68,699	7,554,142
O'Reilly Automotive, Inc. (a)	6,811	2,714,252
Ross Stores, Inc.	32,462	3,565,951
Tiffany & Co.	9,677	896,380
TJX Cos., Inc.	107,609	5,998,126
Tractor Supply Co.	10,616	960,111
Ulta Beauty, Inc. (a)	5,238	1,312,905
		52,495,549
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	378,125	84,688,656
Hewlett Packard Enterprise Co.	116,214	1,762,966
HP, Inc.	131,908	2,495,699
NetApp, Inc.	21,177	1,112,004
Seagate Technology PLC	21,074	1,133,571
Western Digital Corp.	26,348	1,571,395
Xerox Holdings Corp. (a)	16,939	506,646
		93,270,937
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings, Ltd. (a)	13,492	447,395
Hanesbrands, Inc.	32,182	493,028
NIKE, Inc., Class B	111,431	10,465,599
PVH Corp.	6,600	582,318
Ralph Lauren Corp.	4,614	440,499
Tapestry, Inc.	25,533	665,135
Under Armour, Inc. (a)
Class A	16,747	333,935
Class C	17,300	313,649
VF Corp.	29,063	2,586,316
		16,327,874
Tobacco 0.8%
Altria Group, Inc.	166,283	6,800,975
Philip Morris International, Inc.	138,488	10,515,394
		17,316,369
Trading Companies & Distributors 0.2%
Fastenal Co.	51,042	1,667,542
United Rentals, Inc. (a)	6,868	856,028
W.W. Grainger, Inc.	3,935	1,169,285
		3,692,855
Water Utilities 0.1%
American Water Works Co., Inc.	16,080	1,997,618

Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc. (a)	28,141	2,216,667

Total Common Stocks (c) (Cost $866,862,369)		2,197,569,150

Short-Term Investments 4.6%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 1.81% (d)	419,464	419,464

Total Affiliated Investment Company (Cost $419,464)		419,464

	Principal Amount
U.S. Government & Federal Agencies 2.4%
United States Treasury Bills (g)
1.81%, due 1/9/20	400,000	397,998
1.823%, due 1/9/20	$700,000	696,497
1.875%, due 1/9/20	1,800,000	1,790,993
1.876%, due 1/9/20	1,300,000	1,293,495
1.877%, due 10/3/19 (b)	400,000	399,959
1.888%, due 1/9/20	200,000	198,999
1.91%, due 10/3/19 (b)	1,900,000	1,899,801
1.911%, due 10/3/19 (b)	400,000	399,958
1.921%, due 10/3/19 (b)	1,700,000	1,699,822
1.937%, due 10/3/19 (b)	3,700,000	3,699,608
1.947%, due 10/3/19 (b)	1,200,000	1,199,872
1.968%, due 10/3/19 (b)	300,000	299,968
1.983%, due 10/3/19 (b)	1,900,000	1,899,794
1.986%, due 10/3/19 (b)	200,000	199,978
1.991%, due 10/3/19 (b)	700,000	699,924
1.993%, due 10/3/19 (b)	100,000	99,989
2.026%, due 10/3/19 (b)	900,000	899,900
2.03%, due 10/3/19 (b)	500,000	499,945
2.037%, due 10/3/19 (b)	900,000	899,900
2.05%, due 10/3/19 (b)	500,000	499,944
2.051%, due 10/3/19 (b)	100,000	99,989
2.052%, due 10/3/19 (b)	500,000	499,944
2.072%, due 10/3/19 (b)	500,000	499,944
2.093%, due 10/3/19 (b)	200,000	199,977
2.099%, due 10/3/19 (b)	400,000	399,954
2.105%, due 10/24/19 (e)	4,000,000	3,994,723
2.109%, due 10/3/19 (b)	900,000	899,896
2.116%, due 10/3/19 (b)	300,000	299,965
2.125%, due 10/3/19 (b)	500,000	499,942
2.13%, due 10/3/19 (b)	500,000	499,942
2.146%, due 10/3/19 (b)	1,100,000	1,099,871
2.164%, due 10/3/19 (b)	400,000	399,953
2.176%, due 10/3/19 (b)	400,000	399,953
2.178%, due 10/3/19 (b)	500,000	499,941
2.212%, due 10/3/19 (b)	24,300,000	24,297,070
2.235%, due 10/3/19 (b)	300,000	299,963
Total U.S. Government & Federal Agencies (Cost $54,567,070)		54,567,371

	Shares
Unaffiliated Investment Company 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio,2.07% (d)(f)	48,577,655	48,577,655

Total Unaffiliated Investment Company (Cost $48,577,655)		48,577,655

Total Short-Term Investments (Cost $103,564,189)		103,564,490

Total Investments (Cost $970,426,558)	102.1%	2,301,133,640

Other Assets, Less Liabilities	(2.1)	(46,581,637)
Net Assets	100.0%	$2,254,552,003

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $48,323,480; the total market value of collateral held by the Portfolio was $49,271,630. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $693,975.
(c)	The combined market value of common stocks and notional value of Standard & Poor's 500 Index futures contracts represents 99.9% of the Portfolio's net assets.
(d)	Current yield as of September 30, 2019.
(e)	Represents a security which was maintained at the broker as collateral for futures contracts.
(f)	Represents security purchased with cash collateral received for securities on loan.
(g)	Interest rate shown represents yield to maturity.

As of September 30, 2019, the Portfolio held the following futures contracts:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 Index Mini	369	December 2019	$55,446,727	$54,953,325	$(493,402)

1. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2019.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)	$2,197,569,150	$—	$—	$2,197,569,150
Common Stocks
Short-Term Investments
Affiliated Investment Company	419,464	—	—	419,464
Unaffiliated Investment Company	48,577,655	—	—	48,577,655
U.S. Government & Federal Agencies	—	54,567,371	—	54,567,371
Total Short-Term Investments	48,997,119	54,567,371	—	103,564,490
Total Investments in Securities	$2,246,566,269	$54,567,371	$—	$2,301,133,640

Liability Valuation Inputs

Other Financial Instruments Futures Contracts (b)	$(493,402)	$—	$—	$(493,402)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments  September 30, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 0.4% †
Convertible Bonds 0.2%
Insurance 0.2%
AXA S.A. 7.25%, due 5/15/21 (a)	$1,495,000	$1,598,386

Total Convertible Bonds (Cost $1,495,246)		1,598,386

Corporate Bonds 0.2%
Toys, Games & Hobbies 0.2%
Mattel, Inc. 6.75%, due 12/31/25 (a)	1,077,000	1,123,785

Total Corporate Bonds (Cost $1,042,226)		1,123,785

Total Long-Term Bonds (Cost $2,537,472)		2,722,171
	Shares
Common Stocks 95.8%
Aerospace & Defense 3.9%
Boeing Co.	36,273	13,800,788
L3Harris Technologies, Inc.	60,512	12,625,224
United Technologies Corp.	8,800	1,201,376
		27,627,388
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	88,948	10,657,749

Airlines 1.4%
Alaska Air Group, Inc.	83,659	5,430,306
Delta Air Lines, Inc.	49,516	2,852,121
Southwest Airlines Co.	33,400	1,803,934
		10,086,361
Banks 11.3%
Bank of America Corp.	15,100	440,467
Citigroup, Inc.	68,554	4,735,710
Fifth Third Bancorp	342,778	9,385,262
JPMorgan Chase & Co.	188,749	22,213,870
PNC Financial Services Group, Inc.	53,284	7,468,285
U.S. Bancorp	153,419	8,490,208
Wells Fargo & Co.	523,480	26,404,331
		79,138,133
Beverages 0.1%
PepsiCo., Inc.	6,341	869,351

Biotechnology 1.5%
AbbVie, Inc.	47,000	3,558,840
Gilead Sciences, Inc.	111,617	7,074,285
		10,633,125

Building Products 1.1%
Johnson Controls International PLC	169,866	7,455,419

Capital Markets 4.1%
Ameriprise Financial, Inc.	2,100	308,910
Bank of New York Mellon Corp.	45,613	2,062,164
Franklin Resources, Inc.	137,395	3,965,220
Morgan Stanley	278,500	11,883,595
Northern Trust Corp.	22,631	2,111,925
State Street Corp.	146,423	8,666,777
		28,998,591
Chemicals 3.4%
Akzo Nobel N.V.	11,276	1,005,222
CF Industries Holdings, Inc.	137,153	6,747,927
Corteva, Inc.	93,899	2,629,172
Dow, Inc.	108,666	5,177,935
DuPont de Nemours, Inc.	101,499	7,237,894
PPG Industries, Inc.	7,122	844,028
		23,642,178
Commercial Services & Supplies 0.6%
Stericycle, Inc. (b)	80,500	4,099,865

Communications Equipment 1.3%
Cisco Systems, Inc.	179,692	8,878,582

Construction Materials 0.1%
Vulcan Materials Co.	3,500	529,340

Containers & Packaging 0.8%
International Paper Co.	139,252	5,823,519

Diversified Financial Services 0.3%
AXA Equitable Holdings, Inc.	86,000	1,905,760

Diversified Telecommunication Services 2.8%
AT&T, Inc.	45,445	1,719,639
CenturyLink, Inc.	64,300	802,464
Telefonica S.A.	437,850	3,341,120
Verizon Communications, Inc.	231,177	13,953,844
		19,817,067

Electric Utilities 5.6%
Duke Energy Corp.	9,182	880,187
Edison International	119,604	9,020,534
Evergy, Inc.	61,259	4,077,399
NextEra Energy, Inc.	30,661	7,143,706
PG&E Corp. (b)	110,809	1,108,090
Southern Co.	275,270	17,003,428
		39,233,344
Electrical Equipment 0.8%
Emerson Electric Co.	58,207	3,891,720
nVent Electric PLC	73,398	1,617,692
		5,509,412
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity, Ltd.	14,061	1,310,204

Entertainment 0.4%
Walt Disney Co.	24,028	3,131,329

Equity Real Estate Investment Trusts 3.3%
Equity Residential	84,114	7,255,674
Rayonier, Inc.	145,643	4,107,133
SL Green Realty Corp.	48,619	3,974,603
Weyerhaeuser Co.	297,500	8,240,750
		23,578,160
Food & Staples Retailing 0.8%
Walmart, Inc.	49,575	5,883,561

Food Products 3.8%
Bunge, Ltd.	59,600	3,374,552
Conagra Brands, Inc.	286,365	8,785,678
Kellogg Co.	21,900	1,409,265
Tyson Foods, Inc., Class A	149,669	12,892,488
		26,461,983
Health Care Equipment & Supplies 2.2%
Becton Dickinson & Co.	9,657	2,442,835
Medtronic PLC	97,245	10,562,752
Zimmer Biomet Holdings, Inc.	17,600	2,415,952
		15,421,539
Health Care Providers & Services 2.6%
Anthem, Inc.	34,166	8,203,257
CVS Health Corp.	161,937	10,213,366
		18,416,623
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands Corp.	110,840	6,402,118
MGM Resorts International	40,400	1,119,888
		7,522,006
Household Products 1.7%
Kimberly-Clark Corp.	86,075	12,226,954

Industrial Conglomerates 1.5%
General Electric Co.	1,157,600	10,348,944

Insurance 7.0%
American International Group, Inc.	221,868	12,358,048
Brighthouse Financial, Inc. (b)	40,217	1,627,582
Chubb, Ltd.	84,310	13,611,006
Loews Corp.	119,453	6,149,440
Marsh & McLennan Cos., Inc.	25,674	2,568,684
MetLife, Inc.	190,930	9,004,259
Willis Towers Watson PLC	21,440	4,137,277
		49,456,296
IT Services 0.5%
Cognizant Technology Solutions Corp., Class A	61,330	3,696,052

Leisure Products 0.4%
Mattel, Inc. (b)(c)	255,154	2,906,204

Machinery 0.7%
Flowserve Corp.	6,135	286,566
PACCAR, Inc.	29,500	2,065,295
Snap-On, Inc.	16,300	2,551,602
		4,903,463
Media 3.1%
Comcast Corp., Class A	192,897	8,695,797
Fox Corp., Class B (b)	217,998	6,875,657
News Corp., Class A	429,891	5,984,082
		21,555,536
Metals & Mining 0.2%
Nucor Corp.	26,300	1,338,933

Multi-Utilities 1.9%
NiSource, Inc.	345,968	10,351,363
Sempra Energy	22,448	3,313,549
		13,664,912
Multiline Retail 0.5%
Kohl's Corp.	68,600	3,406,676

Oil, Gas & Consumable Fuels 8.9%
Chevron Corp.	34,343	4,073,080
Equitrans Midstream Corp.	46,476	676,226
Exxon Mobil Corp.	184,264	13,010,881
Hess Corp.	32,630	1,973,462
Occidental Petroleum Corp.	195,500	8,693,885
Pioneer Natural Resources Co.	28,900	3,634,753
Targa Resources Corp.	50,300	2,020,551
TC Energy Corp.	250,605	12,978,833
Total S.A.	302,188	15,771,878
		62,833,549
Pharmaceuticals 5.5%
Allergan PLC	34,000	5,721,860
Bristol-Myers Squibb Co.	99,800	5,060,858
GlaxoSmithKline PLC	139,039	2,982,487
Johnson & Johnson	107,322	13,885,320
Pfizer, Inc.	298,576	10,727,836
		38,378,361
Professional Services 0.8%
Nielsen Holdings PLC	253,392	5,384,580

Semiconductors & Semiconductor Equipment 4.1%
Applied Materials, Inc.	93,400	4,660,660
NXP Semiconductors N.V.	14,900	1,625,888
QUALCOMM, Inc.	214,311	16,347,643
Texas Instruments, Inc.	49,855	6,443,260
		29,077,451
Software 1.6%
Microsoft Corp.	81,962	11,395,177

Specialty Retail 0.3%
L Brands, Inc.	91,820	1,798,754

Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co.	42,200	640,174
Western Digital Corp.	24,405	1,455,514
		2,095,688
Tobacco 1.6%
Philip Morris International, Inc.	149,247	11,332,325

Water Utilities 0.2%
Aqua America, Inc.	19,414	1,176,488

Total Common Stocks (Cost $579,504,796)		673,606,932

Convertible Preferred Stocks 2.0%
Electric Utilities 0.4%
Southern Co. 6.75%	56,931	3,046,378

Health Care Equipment & Supplies 0.8%
Becton Dickinson & Co. 6.125%	95,004	5,881,698

Multi-Utilities 0.8%
Sempra Energy
6.00%	33,680	3,980,976
6.75%	10,478	1,232,841
		5,213,817
Total Convertible Preferred Stocks (Cost $12,059,173)		14,141,893

Short-Term Investments 1.1%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 1.81% (d)	5,405,279	5,405,279

Unaffiliated Investment Company 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (d)(e)	1,774,818	1,774,818

Total Short-Term Investments (Cost $7,180,097)		7,180,097

Total Investments (Cost $601,281,538)	99.3%	697,651,093

Other Assets, Less Liabilities	0.7	5,225,835
Net Assets	100.0%	$702,876,928

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of September 30, 2019, the aggregate market value of securities on loan was $2,863,870; the total market value of collateral held by the Portfolio was $2,917,975. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,143,157.
(d)	Current yield as of September 30, 2019.
(e)	Represents security purchased with cash collateral received for securities on loan.

As of September 30, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Standard & Poor’s 500 Index Mini	6	December 2019	$902,244	$893,550	$(8,694)

1. As of September 30, 2019, cash in the amount of $37,800 was on deposit with a broker or futures commission merchant for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2019.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$—	$1,598,386	$—	$1,598,386
Corporate Bonds	—	1,123,785	—	1,123,785
Total Long-Term Bonds	—	2,722,171	—	2,722,171
Common Stocks	673,606,932	—	—	673,606,932
Convertible Preferred Stocks	14,141,893	—	—	14,141,893
Short-Term Investments
Affiliated Investment Company	5,405,279	—	—	5,405,279
Unaffiliated Investment Company	1,774,818	—	—	1,774,818
Total Short-Term Investments	7,180,097	—	—	7,180,097
Total Investments in Securities	$694,928,922	$2,722,171	$—	$697,651,093

Liability Valuation Inputs
Other Financial Instruments Futures Contracts (b)	$(8,694)	$—	$—	$(8,694)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS September 30, 2019 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust (the “Fund”) adopted procedures establishing methodologies for the valuation of each Portfolio's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Portfolios' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Portfolio.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Portfolios' third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price that a Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of September 30, 2019, the aggregate value by input level of each Portfolio's assets and liabilities is included at the end of each Portfolio's respective Portfolio of Investments or Consolidated Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolios’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolios’ valuation procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended September 30, 2019, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of September 30, 2019, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolios' net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of September 30, 2019, no foreign equity securities held by the Portfolios were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of the Portfolio's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement at period end.

MainStay VP MacKay High Yield Corporate Bond Fund

Asset Class	Fair Value at 9/30/19*	Valuation Technique	Unobservable Inputs	Inputs/Range
Convertible Bonds	$8,008,074	Income Approach	Spread Adjustment	12.00%

Corporate Bonds	37,313,938	Income Approach	Spread Adjustment	1.18% - 6.03%

	3,562,995	Market Approach	Asset Coverage at $50 Crude, $3.00 Natural Gas	$0.95
			PIK Discount Spread	3.00%

Common Stocks	2,042,976	Market Approach	Estimated Enterprise Value	$848.1m - $974.0m
			Estimated Volatility	25.00%

	267,465	Market Approach	Asset Coverage at $50 Crude, $3.00 Natural Gas, Implied Equity Value	$13.30M
			Liquidity Discount	25.00%

	287,571	Market Approach	EBITDA Multiple	6.00x

	3,169,694	Market Approach	EBITDA Multiple	5.75x
			Discount Rate	10.00%

	0	Qualitative Assessment		$0.00

	$54,652,713

* The table above does not include a Level 3 investment that was valued by a broker without adjustment. As of September 30, 2019, the value of this investment was $7,367,500. The input for this investment was not readily available or cannot be reasonably estimated.

A portfolio security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Portfolio’s investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Portfolio’s investments, as shown in their respective accompanying Portfolio of Investments was determined as of September 30, 2019 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of September 30, 2019, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s). During the period ended September 30, 2019, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life investments or its affiliates were as follows:

MainStay VP Conservative Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period		Purchases at Cost		Proceeds from Sales		Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$25,399		$88		$(22,067)		$(1,813)	$4,484	$6,091	$393		$—	299
IQ 500 International ETF	1,531		7,113		(7,270)		125	(1)	1,498	71		—	56
IQ Chaikin U.S. Large Cap ETF	30,169		11,761		(40,438)		183	3,801	5,476	183		—	220
IQ Chaikin U.S. Small Cap ETF	10,379		331		(2,278)		(279)	1,652	9,805	120		—	389
IQ Enhanced Core Plus Bond U.S. ETF	21,369		4,774		(18,003)		(214)	1,032	8,958	376		—	455
IQ Global Resources ETF	6,396		27		(683)		30	303	6,073	—		—	229
IQ S&P High Yield Low Volatility Bond ETF	8,548		57		(407)		(15)	752	8,935	275		—	353
MainStay Cushing MLP Premier Fund Class I	4,813		810		(6,362)		140	599	—	119		—	—
MainStay Epoch Capital Growth Fund Class I	6,923		135		(903)		166	1,199	7,520	—		—	586
MainStay Epoch Global Choice Fund Class I(b)	8,314		—		(8,753)		(755)	1,194	—	—		—	—
MainStay Epoch International Choice Fund Class I	16,403		60		(4,920)		114	1,733	13,390	—		—	389
MainStay Epoch U.S. All Cap Fund Class R6	11,653		2,071		(2,557)		212	2,484	13,863	—		—	485
MainStay Epoch U.S. Equity Yield Fund Class R6	860		10		(969)		24	75	—	10		—	—
MainStay MacKay High Yield Municipal Bond Fund Class I	11,989		406		(702)		15	606	12,314	351		—	945
MainStay MacKay Infrastructure Bond Fund	—		8,177		(8)		0 (a)	9	8,178	31		—	930
MainStay MacKay International Opportunities Fund Class I	13,950		76		(7,133)		(1,752)	2,841	7,982	—		—	1,050
MainStay MacKay Short Duration High Yield Fund Class I	15,786		47,587		(1,700)		4	540	62,217	1,138		—	6,317
MainStay MacKay Short Term Municipal Fund Class I	9,836		3,056		(1,917)		21	66	11,062	148		—	1,150
MainStay MacKay Total Return Bond Fund Class R6	0	(a)	0	(a)	(0	)(a)	—	0 (a)	—	0	(a)	—	—
MainStay MacKay U.S. Equity Opportunities Fund Class I	11,991		375		(2,172)		(67)	1,778	11,905	—		—	1,399
MainStay MAP Equity Fund Class I	12,621		8,689		(3,887)		399	2,699	20,521	—		—	481
MainStay U.S. Government Liquidity Fund	—		114,210		(96,946)		—	—	17,264	385		—	17,264
MainStay VP Bond Portfolio Initial Class	16,614		30,177		(3,691)		130	2,753	45,983	—		—	3,076
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	13,919		2,256		(18,011)		(1,076)	2,912	—	—		—	—
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	9,899		208		(2,117)		439	935	9,364	—		—	677
MainStay VP Emerging Markets Equity Portfolio Initial Class	34,558		323		(17,772)		243	2,419	19,771	—		—	2,302
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	13,529		2,458		(2,049)		182	2,463	16,583	—		—	997
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class(c)	13,871		1,949		(17,791)		92	1,879	—	1,830		1,708	—
MainStay VP Floating Rate Portfolio Initial Class	36,304		9,365		(6,760)		(170)	1,141	39,880	1,571		—	4,490
MainStay VP Indexed Bond Portfolio Initial Class	237,874		35,846		(63,620)		714	16,832	227,646	—		—	21,445
MainStay VP Large Cap Growth Portfolio Initial Class	7,988		10,541		(2,177)		579	1,524	18,455	—		—	697
MainStay VP MacKay Common Stock Portfolio Initial Class	4,184		5,213		(1,092)		(34)	973	9,244	—		—	315
MainStay VP MacKay Convertible Portfolio Initial Class	7,269		72		(503)		43	915	7,796	60		—	559
MainStay VP MacKay Growth Portfolio Initial Class	7,209		8,556		(2,126)		498	1,350	15,487	—		—	470
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	12,850		42		(14,183)		1,191	100	—	—		—	—
MainStay VP MacKay International Equity Portfolio Initial Class	73		2,649		(276)		22	239	2,707	—		—	160
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	21,931		242		(5,356)		249	3,285	20,351	—		—	1,462
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	3,054		1		(561)		(1)	587	3,080	—		—	53
MainStay VP MacKay Small Cap Core Portfolio Initial Class	11,841		17,066		(7,594)		(251)	(924)	20,138	—		—	1,891
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class	14,943		305		(7,840)		(34)	525	7,899	296		—	794
MainStay VP PIMCO Real Return Portfolio Initial Class	7,434		21		(372)		(21)	566	7,628	—		—	867
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	21,730		1,194		(4,260)		189	3,649	22,502	—		—	1,671
	$726,004		$338,297		$(408,226)		$(478)	$71,969	$727,566	$7,357		$1,708

MainStay VP Cushing Renaissance Advantage Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$7,333	$121,070	$(124,644)	$—	$—	$3,759	$82	$—	3,759

MainStay VP Eagle Small Cap Growth Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$11,324	$110,471	$(109,767)	$—	$—	$12,028	$163	$—	12,028

MainStay VP Emerging Markets Equity Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,319	$32,397	$(30,310)	$—	$—	$3,406	$29	$—	3,406

MainStay VP Epoch U.S. Equity Yield Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$17,828	$138,173	$(133,058)	$—	$—	$22,943	$332	$—	22,943

MainStay VP Fidelity Institutional AM® Utilities Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$3,972	$250,003	$(251,316)	$—	$—	$2,659	$165	$—	2,659

MainStay VP Floating Rate Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$2,628	$—	$(14)	$—	$151	$2,765	$123	$—	492

MainStay VP Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$37,974	$—	$(20,197)	$(1,544)	$5,517	$21,750	$853	$—	1,069
IQ 500 International ETF	50	49,185	(12,861)	491	193	37,058	699	—	1,388
IQ Chaikin U.S. Large Cap ETF	34,408	24,063	(18,404)	(754)	7,493	46,806	888	—	1,877
IQ Chaikin U.S. Small Cap ETF	28,911	580	(18,528)	(88)	3,861	14,736	287	—	584
IQ Global Resources ETF	20,457	124	(5,403)	249	913	16,340	—	—	616
MainStay Cushing MLP Premier Fund Class I	6,710	224	(7,855)	(261)	1,182	—	224	—	—
MainStay Epoch Capital Growth Fund Class I	8,619	696	(595)	101	1,592	10,413	—	—	812
MainStay Epoch Global Choice Fund Class I(b)	13,172	—	(13,895)	(1,414)	2,137	—	—	—	—
MainStay Epoch International Choice Fund Class I	60,487	387	(11,112)	(543)	7,663	56,882	—	—	1,658
MainStay Epoch U.S. All Cap Fund Class R6	68,629	364	(12,797)	(352)	15,176	71,020	—	—	2,487
MainStay Epoch U.S. Equity Yield Fund Class R6	561	4	(631)	21	45	—	4	—	—
MainStay MacKay International Opportunities Fund Class I	59,629	47	(24,501)	(2,388)	7,299	40,086	—	—	5,274
MainStay MacKay U.S. Equity Opportunities Fund Class I	49,595	586	(26,933)	(17)	7,326	30,557	—	—	3,591
MainStay MAP Equity Fund Class I	58,443	11,114	(5,554)	(517)	13,053	76,539	—	—	1,795
MainStay U.S. Government Liquidity Fund	3,010	59,124	(19,199)	—	—	42,935	251	—	42,935
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	18,574	—	(20,457)	(1,584)	3,467	—	—	—	—
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	28,490	23,692	(3,692)	224	2,638	51,352	—	—	3,711
MainStay VP Emerging Markets Equity Portfolio Initial Class	79,111	862	(29,158)	5,331	1,041	57,187	—	—	6,659
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	62,098	12,381	(5,730)	480	10,992	80,221	—	—	4,823
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class(c)	44,338	5,382	(57,402)	(811)	8,493	—	5,272	4,922	—
MainStay VP Large Cap Growth Portfolio Initial Class	36,462	52,035	(7,881)	2,126	8,024	90,766	—	—	3,426
MainStay VP MacKay Common Stock Portfolio Initial Class	29,983	8,086	(1,548)	(197)	5,389	41,713	—	—	1,420
MainStay VP MacKay Growth Portfolio Initial Class	37,469	35,249	(4,821)	897	7,837	76,631	—	—	2,326
MainStay VP MacKay International Equity Portfolio Initial Class	13,002	6,060	(749)	136	1,679	20,128	—	—	1,188
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	70,849	67	(26,406)	(4,806)	15,617	55,321	—	—	3,974
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	1,739	—	(945)	23	296	1,113	—	—	19
MainStay VP MacKay Small Cap Core Portfolio Initial Class	36,904	49,547	(35,876)	(1,485)	(2,849)	46,241	—	—	4,342
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	87,355	5,123	(22,008)	(1,361)	16,586	85,695	—	—	6,365
	$997,029	$344,982	$(415,138)	$(8,043)	$152,660	$1,071,490	$8,478	$4,922

MainStay VP Income Builder Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$20,625	$157,633	$(148,697)	$—	$—	$29,561	$459	$—	29,561

MainStay VP IQ Hedge Multi-Strategy Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$24,443	$(22,156)	$—	$—	$2,287	$48	$—	2,287

MainStay VP Janus Henderson Balanced Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$7,540	$324,127	$(308,793)	$—	$—	$22,874	$383	$—	22,874

MainStay VP Large Cap Growth Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$8,968	$282,202	$(281,293)	$—	$—	$9,877	$177	$—	9,877

MainStay VP MacKay Common Stock Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$644	$25,910	$(26,524)	$—	$—	$30	$4	$—	30

MainStay VP MacKay Convertible Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$32,141	$146,542	$(118,853)	$—	$—	$59,830	$947	$—	59,830

MainStay VP MacKay Government Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$5,194	$94,723	$(98,050)	$—	$—	$1,867	$77	$—	1,867

MainStay VP MacKay Growth Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$342	$108,872	$(109,189)	$—	$—	$25	$9	$—	25

MainStay VP MacKay International Equity Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$880	$26,697	$(27,151)	$—	$—	$426	$13	$—	426

MainStay VP MacKay Mid Cap Core Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$2,713	$32,271	$(34,674)	$—	$—	$310	$14	$—	310

MainStay VP MacKay Small Cap Core Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$947	$45,338	$(46,276)	$—	$—	$9	$66	$—	9

MainStay VP MacKay Unconstrained Bond Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$7,374	$441,188	$(374,727)	$—	$—	$73,835	$754	$—	73,835

MainStay VP Mellon Natural Resources Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$4,510	$82,382	$(82,061)	$—	$—	$4,831	$75	$—	4,831

MainStay VP Moderate Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$40,178	$43	$(27,673)	$(2,249)	$6,781	$17,080	$785	$—	840
IQ 500 International ETF	1,435	15,104	(14,220)	281	(10)	2,590	168	—	97
IQ Chaikin U.S. Large Cap ETF	49,445	33,412	(65,652)	32	7,192	24,429	542	—	980
IQ Chaikin U.S. Small Cap ETF	14,029	41	(2,383)	(201)	2,044	13,530	165	—	536
IQ Enhanced Core Bond U.S. ETF	19,262	24,230	(18,001)	739	688	26,918	624	—	1,389
IQ Enhanced Core Plus Bond U.S. ETF	6,785	—	(2,956)	31	214	4,074	115	—	207
IQ Global Resources ETF	15,369	24	(1,009)	47	752	15,183	—	—	573
IQ S&P High Yield Low Volatility Bond ETF	4,366	95	(275)	(11)	384	4,559	139	—	180
MainStay Cushing MLP Premier Fund Class I	7,483	246	(8,775)	(1,020)	2,066	—	245	—	—
MainStay Epoch Capital Growth Fund Class I	10,195	47	(648)	107	1,867	11,568	—	—	902
MainStay Epoch Global Choice Fund Class I(b)	14,811	—	(15,620)	(1,693)	2,502	—	—	—	—
MainStay Epoch International Choice Fund Class I	45,385	57	(11,964)	(443)	5,583	38,618	—	—	1,123
MainStay Epoch U.S. All Cap Fund Class R6	41,173	259	(7,369)	(64)	8,706	42,705	—	—	1,495
MainStay Epoch U.S. Equity Yield Fund Class R6	2,770	38	(3,173)	172	193	—	38	—	—
MainStay MAP Equity Fund Class I	42,699	10,074	(9,054)	(995)	9,912	52,636	—	—	1,234
MainStay MacKay High Yield Municipal Bond Fund Class I	19,083	919	(2,452)	74	909	18,533	549	—	1,422
MainStay MacKay Infrastructure Bond Fund	—	12,065	-279	3	13	11802	45	—	1343
MainStay MacKay International Opportunities Fund Class I	42,403	50	(19,692)	(2,665)	6,063	26,159	—	—	3,442
MainStay MacKay Short Duration High Yield Fund Class I	24,633	61,932	(5,487)	(104)	1,001	81,975	1,734	—	8,322
MainStay MacKay Short Term Municipal Fund Class I	15,039	14,386	(12,349)	135	31	17,242	241	—	1,792
MainStay MacKay Total Return Bond Fund Class R6	1,198	27	(85)	(1)	80	1,219	26	—	112
MainStay MacKay U.S. Equity Opportunities Fund Class I	38,297	442	(6,343)	(158)	5,669	37,907	—	—	4,454
MainStay U.S. Government Liquidity Fund	12,668	156,711	(143,827)	—	—	25,552	616	—	25,552
MainStay VP Bond Portfolio Initial Class	82,880	751	(13,150)	(35)	7,063	77,509	—	—	5,185
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	21,424	35	(23,754)	(3,583)	5,878	—	—	—	—
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	14,078	120	(1,796)	57	1,845	14,304	—	—	1,034
MainStay VP Emerging Markets Equity Portfolio Initial Class	66,782	361	(27,166)	3,825	1,438	45,240	—	—	5,268
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	40,445	3,466	(6,168)	582	6,772	45,097	—	—	2,711
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class(c)	28,248	3,197	(35,706)	(326)	4,587	—	3,198	2,985	—
MainStay VP Floating Rate Portfolio Initial Class	30,736	12,627	(10,454)	(177)	992	33,724	1,386	—	3,797
MainStay VP Indexed Bond Portfolio Initial Class	123,717	46,449	(25,605)	901	8,834	154,296	—	—	14,535
MainStay VP Large Cap Growth Portfolio Initial Class	29,530	22,501	(7,864)	1,886	6,115	52,168	—	—	1,969
MainStay VP MacKay Common Stock Portfolio Initial Class	19,290	8,423	(3,126)	60	3,420	28,067	—	—	956
MainStay VP MacKay Convertible Portfolio Initial Class	13,940	148	(770)	58	1,768	15,144	115	—	1,086
MainStay VP MacKay Growth Portfolio Initial Class	26,406	18,844	(5,942)	1,348	4,958	45,614	—	—	1,385
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	5,828	128	(6,539)	328	255	—	—	—	—
MainStay VP MacKay International Equity Portfolio Initial Class	4,593	66	(270)	46	549	4,984	—	—	294
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	49,625	—	(23,425)	(3,628)	10,819	33,391	—	—	2,399
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	3,458	—	(312)	7	685	3,838	—	—	66
MainStay VP MacKay Small Cap Core Portfolio Initial Class	15,762	28836	(15,713)	(532)	(2,300)	26,053	—	—	2,447
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class	30,403	592	(16,390)	(600)	1,591	15,596	592	—	1,567
MainStay VP PIMCO Real Return Portfolio Initial Class	10,030	883	(766)	(32)	777	10,892	—	—	1,237
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	56,005	369	(9,901)	(847)	10,620	56,246	—	—	4,178
	$1,141,886	$477,998	$(614,103)	$(8,645)	$139,306	$1,136,442	$11,323	$2,985

MainStay VP Moderate Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$65,286	$264	$(33,897)	$(2,885)	$10,429	$39,197	$1,522	$—	1,927
IQ 500 International ETF	11,649	34,622	(31,058)	1,317	408	16,938	489	—	635
IQ Chaikin U.S. Large Cap ETF	84,880	64,172	(110,496)	(440)	13,271	51,387	1,064	—	2,060
IQ Chaikin U.S. Small Cap ETF	33,168	—	(5,386)	(89)	4,457	32,150	394	—	1,274
IQ Enhanced Core Plus Bond U.S. ETF	18,942	—	(8,959)	265	424	10,672	322	—	542
IQ Global Resources ETF	35,691	67	(1,881)	83	1,762	35,722	—	—	1,347
IQ S&P High Yield Low Volatility Bond ETF	1,940	401	(253)	(12)	177	2,253	61	—	89
MainStay Cushing MLP Premier Fund Class I	12,812	422	(15,006)	(2,537)	4,309	—	422	—	—
MainStay Epoch Capital Growth Fund Class I	17,773	40	(1,183)	205	3,247	20,082	—	—	1,565
MainStay Epoch Global Choice Fund Class I(b)	19,455	—	(20,521)	(2,082)	3,148	—	—	—	—
MainStay Epoch International Choice Fund Class I	99,019	229	(21,317)	(354)	11,820	89,397	—	—	2,599
MainStay Epoch U.S. All Cap Fund Class R6	108,406	19	(18,592)	(696)	23,489	112,626	—	—	3,943
MainStay Epoch U.S. Equity Yield Fund Class R6	4,356	60	(4,992)	295	281	—	60	—	—
MainStay MAP Equity Fund Class I	82,298	11,694	(13,680)	(1,116)	18,075	97,271	—	—	2,281
MainStay MacKay High Yield Municipal Bond Fund Class I	29,120	4,474	(5,433)	165	1,466	29,792	900	—	2,286
MainStay MacKay Infrastructure Bond Fund	—	26,561	1,580	15	28	25,025	97	—	2,847
MainStay MacKay International Opportunities Fund Class I	103,590	56	(46,765)	(5,044)	13,599	65,436	—	—	8,610
MainStay MacKay Short Duration High Yield Fund Class I	36,828	107,362	(13,175)	(79)	1,508	132,444	2,899	—	13,446
MainStay MacKay Short Term Municipal Fund Class I	22,933	25,987	(20,538)	208	77	28,667	412	—	2,980
MainStay MacKay Total Return Bond Fund Class R6	512	8	(221)	(3)	27	323	8	—	30
MainStay MacKay U.S. Equity Opportunities Fund Class I	75,294	105	(16,563)	(855)	11,762	69,743	—	—	8,195
MainStay U.S. Government Liquidity Fund	23,397	236,790	(218,076)	—	—	42,111	984	—	42,111
MainStay VP Bond Portfolio Initial Class	26,863	20,448	(12,601)	56	2,030	36,796	—	—	2,462
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	35,858	—	(39,561)	(6,099)	9,802	—	—	—	—
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	56,466	481	(9,694)	228	7,561	55,042	—	—	3,977
MainStay VP Emerging Markets Equity Portfolio Initial Class	136,060	1,275	(59,707)	7,366	3,065	88,059	—	—	10,254
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	103,137	12,418	(16,227)	1,358	17,303	117,989	—	—	7,094
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class(c)	86,198	10,357	(111,169)	(3,844)	18,458	—	10,357	9,669	—
MainStay VP Floating Rate Portfolio Initial Class	39,126	37,593	(14,570)	(395)	1,386	63,140	2,204	—	7,109
MainStay VP Indexed Bond Portfolio Initial Class	—	26,105	(1,006)	11	140	25,250	—	—	2,379
MainStay VP Large Cap Growth Portfolio Initial Class	44,250	60,788	(14,362)	3,823	9,349	103,848	—	—	3,920
MainStay VP MacKay Common Stock Portfolio Initial Class	44,667	718	(5,232)	(725)	7,959	47,387	—	—	1,613
MainStay VP MacKay Convertible Portfolio Initial Class	23,875	253	(2,016)	136	2,968	25,216	193	—	1,808
MainStay VP MacKay Growth Portfolio Initial Class	45,550	44,036	(10,464)	2,317	9,011	90,450	—	—	2,746
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	2,247	2,540	(5,031)	95	149	—	—	—	—
MainStay VP MacKay International Equity Portfolio Initial Class	19,667	91	(1,383)	232	2,306	20,913	—	—	1,235
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	128,581	73	(43,630)	(9,346)	29,022	104,700	—	—	7,521
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	4,316	—	(315)	6	861	4,868	—	—	84
MainStay VP MacKay Small Cap Core Portfolio Initial Class	39,126	94,595	(53,071)	(5,589)	(5,763)	69,298	—	—	6,508
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class	52,841	888	(32,792)	(485)	2,057	22,509	888	—	2,262
MainStay VP PIMCO Real Return Portfolio Initial Class	17,901	565	(2,925)	(10)	1,324	16,855	—	—	1,915
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	136,004	529	(21,984)	(1,858)	25,897	138,588	—	—	10,293
	$1,930,082	$827,086	$(1,064,152)	$(26,362)	$268,649	$1,932,144	$23,276	$9,669

MainStay VP MacKay S&P 500 Index Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$782	$223,147	$(223,510)	$—	$—	$419	$24	$—	419

MainStay VP PIMCO Real Return Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$864	$61,945	$(62,219)	$—	$—	$590	$0(a)	$—	590

MainStay VP T. Rowe Price Equity Income Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$11,669	$79,538	$(85,802)	$—	$—	$5,405	$168	$—	5,405

(a)	Less than $500.
(b)	Reorganized into the MainStay Epoch Capital Growth Fund Class I on February 28, 2019
(c)	Reorganized into the MainStay VP MacKay Small Cap Core Portfolio Initial Class on May 1, 2019.